SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                               [ ]

   Post-Effective Amendment No. 6     (File No. 333-91691)                   [x]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 7 (File No. 811-07623) [ X ]

                        (Check appropriate box or boxes)

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

       (formerly IDS Life of New York Flexible Portfolio Annuity Account)
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                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
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                               (Name of Depositor)

                 20 Madison Avenue Extension, Albany, NY 12203
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        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
 -------------------------------------------------------------------------------

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant  to  paragraph  (b)
   [X]  on Nov. 5, 2002 pursuant  to  paragraph  (b)
   [ ]  60 days after  filing  pursuant  to paragraph (a)(1)
   [ ]  on (date) pusuant to paragraph (a)(1) of Rule 485

The prospectus and Statement of Additional Information filed electronically herewith is not intended to supersede the prospectuses and Statements of Additional Information filed with Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 filed on or about April 26, 2002.

American Express
Retirement Advisor Advantage(SM) Variable Annuity

American Express
Retirement Advisor Select(SM) Variable Annuity

Issued by:
IDS Life Insurance Company of New York

Prospectus

Nov. 5, 2002


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

IDS Life of New York Variable Annuity Account

Issued by:   IDS Life Insurance Company of New York (IDS Life of New York)
             20 Madison Avenue Extension
             Albany, NY 12203
             Telephone: (800) 541-2251

This prospectus contains information that you should know before investing in the Retirement Advisor Advantage Variable Annuity (RAVA Advantage) or the Retirement Advisor Select Variable Annuity (RAVA Select). Prospectuses are also available for:

o   American Express(R) Variable Portfolio Funds

o   AIM Variable Insurance Funds

o   Alliance Variable Products Series Fund

o   American Century(R) Variable Portfolios, Inc.

o   Calvert Variable Series, Inc.

o   Evergreen Variable Annuity Trust

o   Fidelity(R) Variable Insurance Products - Service Class 2

o   Franklin(R) Templeton(R) Variable Insurance
    Products Trust (FTVIPT) - Class 2

o   Goldman Sachs Variable Insurance Trust (VIT)

o   INVESCO Variable Investment Funds, Inc.

o   Janus Aspen Series: Service Shares

o   Lazard Retirement Series, Inc.

o   MFS(R) Variable Insurance Trust(SM)

o   Pioneer Variable Contracts Trust (VCT), Class II Shares

o   Putnam Variable Trust - Class IB Shares

o   Strong Opportunity Fund II, Inc.

o   Wanger Advisors Trust

o   Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

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1  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
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

Table of Contents


Key Terms                                                             3
The Contract in Brief                                                 4
Expense Summary                                                       5
Condensed Financial Information (Unaudited)                          30
Financial Statements                                                 41
Performance Information                                              41
The Variable Account and the Funds                                   42
The Fixed Account                                                    52
Buying Your Contract                                                 52
Charges                                                              54
Valuing Your Investment                                              58
Making the Most of Your Contract                                     60
Surrenders                                                           63
TSA -- Special Surrender Provisions                                  63
Changing Ownership                                                   64
Benefits in Case of Death -- Standard Death Benefit                  64
Optional Benefits                                                    65
The Annuity Payout Period                                            66
Taxes                                                                68
Voting Rights                                                        70
Substitution of Investments                                          70
About the Service Providers                                          71
Table of Contents of the Statement of Additional Information         72


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2  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
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

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o   Roth IRAs under Section 408A of the Code

o   SIMPLE IRAs under Section 408(p) of the Code

o   Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o   Plans under Section 401(k) of the Code

o   Custodial and trusteed plans under Section 401(a) of the Code

o   Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered nonqualified annuities.

Rider effective date: The date you add a rider to your contract.

Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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3  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
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

The Contract in Brief

This prospectus describes two contracts. RAVA Advantage offers a seven-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses.

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. Under RAVAAdvantage you will receive a full refund of the purchase payment, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 42)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. 52)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 52)


Minimum allowable purchase payments

   If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or

     $50 per month

                                                   RAVA Advantage    RAVA Select
   If paying by any other method:
     initial payment for qualified annuities            $1,000           $ 2,000
     initial payment for nonqualified annuities          2,000            10,000
     for any additional payments                            50                50

Maximum allowable purchase payments based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                                   RAVA Advantage    RAVA Select
   For the first year:
     up to age 85                                   $2,000,000          $999,999
     for ages 86 to 90                                 100,000           100,000

   For each subsequent year:
     up to age 85                                      100,000           100,000
     for ages 86 to 90                                  50,000            50,000


Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 61)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 591/2) and may have other tax consequences; also, certain restrictions apply. (p. 63)


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4  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
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


Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 64)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 64)

Optional benefit: This contract offers an optional feature that is available for an additional charge if you meet certain criteria. (p. 65)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 66)

Taxes: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 68)


Charges: We assess certain charges in connection with your contract:

o   $30 annual contract administrative charge;

o for nonqualified annuities a 0.95% mortality and expense risk fee for RAVA Advantage and a 1.20% mortality and expense risk fee for RAVA Select (if you make allocations to one or more subaccounts);

o for qualified annuities a 0.75% mortality and expense risk fee for RAVA Advantage and a 1.00% mortality and expense risk fee for RAVA Select (if you make allocations to one or more subaccounts);

o   surrender charge;

o   the operating expenses of the funds in which the subaccounts invest;

o if you select the Maximum Anniversary Value Death Benefit (MAV), an annual fee of 0.15% of the variable account contract value.

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES
Surrender charge for RAVA Advantage: Contingent deferred sales charge as a percentage of purchase payment surrendered.

Surrender charge schedule

    Years from purchase payment receipt           Withdrawal charge percentage
                     1                                         7%
                     2                                          7
                     3                                          7
                     4                                          6
                     5                                          5
                     6                                          4
                     7                                          2
                     Thereafter                                 0


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. 55 and "The Annuity Payout Period -- Annuity Payout Plans" p. 67).


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5  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
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

Surrender charge for RAVA Select: Contingent deferred sales charge as a percentage of purchase payment surrendered.

Surrender charge schedule

          Years from contract date                 Surrender charge percentage
                     1                                         7%
                     2                                          7
                     3                                          7
                     Thereafter                                 0


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. 56 and "The Annuity Payout Period -- Annuity Payout Plans" p. 67).


                                                    RAVA Advantage   RAVA Select
Annual contract administrative charge:                        $30*          $30*

Maximum Anniversary Value Death Benefit Rider (MAV) fee:     0.15%         0.15%

(As a percentage of the variable account contract value charged annually at the contract anniversary. This is an optional expense.)

ANNUAL VARIABLE ACCOUNT EXPENSES

(as a percentage of average subaccount value)

                                                    RAVA Advantage   RAVA Select
Mortality and expense risk fee:
     for nonqualified annuities                              0.95%         1.20%
     for qualified annuities                                 0.75%         1.00%

* We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.

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6  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Annual operating expenses of the funds underlying RAVA Advantage and RAVA Select
(after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                 Management        12b-1            Other
                                                                    fees           fees           expenses             Total
AXP(R) Variable Portfolio -
   Blue Chip Advantage Fund                                         .53%            .13%             .13%              .79%(1)
   Bond Fund                                                        .60             .13              .07               .80(1)
   Capital Resource Fund                                            .62             .13              .05               .80(1)
   Cash Management Fund                                             .51             .13              .05               .69(1)
   Diversified Equity Income Fund                                   .56             .13              .18               .87(1)
   Emerging Markets Fund                                           1.18             .13              .44              1.75(2)
   Equity Select Fund                                               .69             .13              .28              1.10(2)
   Extra Income Fund                                                .62             .13              .08               .83(1)
   Federal Income Fund                                              .61             .13              .09               .83(1)
   Global Bond Fund                                                 .84             .13              .11              1.08(1)
   Growth Fund                                                      .56             .13              .12               .81(1)
   International Fund                                               .84             .13              .10              1.07(1)
   Managed Fund                                                     .60             .13              .04               .77(1)
   New Dimensions Fund(R)                                           .61             .13              .05               .79(1)
   Partners Small Cap Value Fund                                   1.03             .13              .32              1.48(1)
   S&P 500 Index Fund                                               .29             .13              .08               .50(2)
   Small Cap Advantage Fund                                         .73             .13              .25              1.11(1)
   Stock Fund                                                       .56             .13              .41              1.10(2)
   Strategy Aggressive Fund                                         .62             .13              .06               .81(1)
AIM V.I.
   Capital Appreciation Fund, Series II Shares                      .61             .25              .23              1.09(3)
   Capital Development Fund, Series II Shares                       .75             .25              .43              1.43(3)
Alliance VP
   AllianceBernstein International Value Portfolio (Class B)         --             .25              .95              1.20(4)
   Growth and Income Portfolio (Class B)                            .63             .25              .04               .92(5)
American Century(R) Variable Portfolios, Inc.
   VP International, Class II                                      1.19             .25               --              1.44(6),(7)
   VP Value, Class II                                               .86             .25               --              1.11(6),(8)
Calvert Variable Series, Inc.
   Social Balanced Portfolio                                        .70              --              .17               .87(9)
Evergreen VA
   Capital Growth Fund - Class 2                                    .80             .25              .08              1.13(10)
Fidelity(R) VIP
   Growth & Income Portfolio Service Class 2                        .48             .25              .11               .84(11)
   Mid Cap Portfolio Service Class 2                                .58             .25              .11               .94(11)
   Overseas Portfolio Service Class 2                               .73             .25              .20              1.18(11)
FTVIPT
   Franklin Real Estate Fund - Class 2                              .56             .25              .03               .84(12),(13)
   Franklin Small Cap Value Securities Fund - Class 2               .57             .25              .20              1.02(13),(14)
   (previously FTVIPT Franklin Value Securities Fund - Class 2)
   Mutual Shares Securities Fund - Class 2                          .60             .25              .19              1.04(13)
Goldman Sachs VIT
   CORE(SM) U.S. Equity Fund                                        .70              --              .11               .81(15)
   Mid Cap Value Fund                                               .80              --              .13               .93(15)


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7  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Annual operating expenses of the funds underlying RAVA Advantage and RAVA Select
(after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets) (continued)

                                                               Management      12b-1            Other
                                                                  fees         fees           expenses             Total
INVESCO VIF
   Dynamics Fund                                                  .75%           --%             .33%             1.08%(16)
   Financial Services Fund                                        .75            --              .32              1.07(16)
   Technology Fund                                                .75            --              .32              1.07(16)
   Telecommunications Fund                                        .75            --              .34              1.09(16)
Janus Aspen Series
   Global Technology Portfolio: Service Shares                    .65           .25              .05               .95(17)
   International Growth Portfolio: Service Shares                 .65           .25              .06               .96(17)
Lazard Retirement Series
   International Equity Portfolio                                 .75           .25              .25              1.25(18)
MFS(R)
   Investors Growth Stock Series - Service Class                  .75           .25              .17              1.17(19),(20)
   New Discovery Series - Service Class                           .90           .25              .16              1.31(19),(20),(21)
   Utilities Series - Service Class                               .75           .25              .18              1.18(19),(20)
Pioneer VCT
   Pioneer Equity Income VCT Portfolio - Class II Shares          .65           .25              .12              1.02(5)
   Pioneer Europe VCT Portfolio - Class II Shares                 .51           .25             2.46              3.22(22)
Putnam Variable Trust
   Putnam VT Health Sciences Fund - Class IB Shares               .70           .25              .09              1.04(23)
   Putnam VT International Growth Fund - Class IB Shares          .76           .25              .18              1.19(23)
   Putnam VT Vista Fund - Class IB Shares                         .61           .25              .06               .92(23)
Strong Funds
   Strong Opportunity Fund II - Advisor Class                     .75           .25              .54              1.54(24)
Wanger
   International Small Cap                                       1.24            --              .19              1.43(25)
   U.S. Smaller Companies                                         .94            --              .05               .99(25)
   (previously Wanger U.S. Small Cap)
Wells Fargo VT
   Asset Allocation Fund                                          .51           .25              .24              1.00(26)
   International Equity Fund                                       --           .25              .75              1.00(26)
   Small Cap Growth Fund                                          .63           .25              .32              1.20(26)

 (1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

 (2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 1.05% and 2.36% for AXP(R) Variable Portfolio - Emerging Markets Fund, 0.57%and 1.39% for AXP(R) Variable Portfolio - Equity Select Fund, 0.40% and 0.82% for AXP(R) Variable Portfolio - S&P 500 Index Fund, and 1.75% and 2.44% for AXP(R) Variable Portfolio - Stock Fund.


 (3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

 (4) From 5/1/01 through 4/30/02, Fund was capped at 1.20%. From 5/1/02 on, Fund will be capped at 1.45%. Absent such waiver, "Management fees," "Other expenses," and "Total" would be 1.00%, 8.06% and 9.31%.

 (5) "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.

 (6)  Annualized operating expenses of funds at Dec. 31, 2001.

 (7) Aug. 15, 2001 (commencement of sale) through Dec. 31, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

 (8) Aug. 15, 2001 (commencement of sale) through Dec. 31, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

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8  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

 (9) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.


(10) The Total ratio of expenses to average net assets excludes expense reductions but includes fee waivers. From time to time, the Fund's investment advisory may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisory may cease these waivers or reimbursements at any time. Without 12b-1 fee waivers "Other Expenses" and "Total" were 0.24% and 1.29% for Evergreen VA Capital Growth Fund, Class L Shares.

(11) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(12)  The Fund administration fee is paid indirectly through the management fee.

(13) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(14) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2.

(15) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.

(16) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.


(17) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. For Global Technology Portfolio, all expenses are shown without the effect of expense offset arrangements.

(18) Total annual expenses for the Lazard International Equity Portfolio have been reimbursed through Dec. 31, 2002 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 0.94% and 1.94% for International Equity Portfolio.

(19) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(20) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series, 1.30% for New Discovery Series and 1.17% for Utilities Series.

(21) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(22) The Portfolio's expense figures are based on actual expenses for the fiscal year ending Dec. 31, 2001 after management fee waiver and expense reimbursements. Absent this arrangement, "Management fees," "Other expenses" and "Total" would be 1.00%, 3.32% and 4.57% for Pioneer Europe VCT Portfolio.

(23) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

(24) The fund has adopted a Rule 12b-1 distribution plan for the Advisor Class shares. Under the distribution plan, the fund may make monthly payments to the fund's distributor at the annual rate of 1.00% of the average daily net assets of the fund attributable to its Advisor Class shares. However, under the Distribution Agreement for the Advisor Class shares, payments to the fund's distributor under the distribution plan are currently limited to payment at an annual rate equal to 0.25% of average daily net assets attributable to Advisor Class shares. Shareholder approval is required to increase the distribution fee from 0.25% to 1.00%. The 12b-1 payments may be made for distribution-related services and other services that are primarily intended to result in the sale of Advisor Class shares of the fund. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Advisor Class shares of the fund and may cost more than other types of sales charges. The fund's distributor has voluntarily agreed to waive a portion of the fees. Absent this waiver, "Total" expenses would be 1.55%.

(25) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

(26) Amounts are based on estimated expenses for 2002. The advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such arrangement the "Management fees," and "Total" would be 0.55% and 1.06% for Wells Fargo VT Asset Allocation Fund, 0.75% and 3.40% for Wells Fargo VT International Equity Fund and 0.75% and 1.32% for Wells Fargo VT Small Cap Growth Fund.


--------------------------------------------------------------------------------
9 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Examples:*

In order to provide a more meaningful discussion about each contract and its options, we provide expense examples for each fund showing every available optional contract feature combination. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing:

1)  the base contract with no optional rider, and

2) the contract with selection of the Maximum Anniversary Value Death Benefit Rider (MAV).

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years

AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional rider                $88.22 $126.43  $147.10  $210.64       $18.22   $56.43  $ 97.10 $210.64
   optional MAV                                         89.76  131.10   154.97   226.80        19.76    61.10   104.97  226.80
AXP(R) VP - Bond Fund
   base contract with no optional rider                 88.33  126.74   147.63   211.72        18.33    56.74    97.63  211.72
   optional MAV                                         89.86  131.41   155.49   227.87        19.86    61.41   105.49  227.87
AXP(R) VP - Capital Resource Fund
   base contract with no optional rider                 88.33  126.74   147.63   211.72        18.33    56.74    97.63  211.72
   optional MAV                                         89.86  131.41   155.49   227.87        19.86    61.41   105.49  227.87
AXP(R) VP - Cash Management Fund
   base contract with no optional rider                 87.20  123.31   141.83   199.74        17.20    53.31    91.83  199.74
   optional MAV                                         88.74  127.99   149.73   216.05        18.74    57.99    99.73  216.05
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional rider                 89.04  128.92   151.30   219.29        19.04    58.92   101.30  219.29
   optional MAV                                         90.58  133.58   159.15   235.32        20.58    63.58   109.15  235.32
AXP(R) VP - Emerging Markets Fund
   base contract with no optional rider                 98.06  156.05   196.62   310.03        28.06    86.05   146.62  310.03
   optional MAV                                         99.60  160.63   204.17   324.72        29.60    90.63   154.17  324.72
AXP(R) VP - Equity Select Fund
   base contract with no optional rider                 91.40  136.06   163.31   243.77        21.40    66.06   113.31  243.77
   optional MAV                                         92.94  140.70   171.08   259.44        22.94    70.70   121.08  259.44
AXP(R) VP - Extra Income Fund
   base contract with no optional rider                 88.63  127.68   149.20   214.97        18.63    57.68    99.20  214.97
   optional MAV                                         90.17  132.34   157.06   231.07        20.17    62.34   107.06  231.07
AXP(R) VP - Federal Income Fund
   base contract with no optional rider                 88.63  127.68   149.20   214.97        18.63    57.68    99.20  214.97
   optional MAV                                         90.17  132.34   157.06   231.07        20.17    62.34   107.06  231.07
AXP(R) VP - Global Bond Fund
   base contract with no optional rider                 91.20  135.44   162.27   241.66        21.20    65.44   112.27  241.66
   optional MAV                                         92.73  140.08   170.04   257.37        22.73    70.08   120.04  257.37
AXP(R) VP - Growth Fund
   base contract with no optional rider                 88.43  127.05   148.15   212.81        18.43    57.05    98.15  212.81
   optional MAV                                         89.97  131.72   156.01   228.93        19.97    61.72   106.01  228.93
AXP(R) VP - International Fund
   base contract with no optional rider                 91.09  135.13   161.75   240.61        21.09    65.13   111.75  240.61
   optional MAV                                         92.63  139.77   169.53   256.33        22.63    69.77   119.53  256.33


--------------------------------------------------------------------------------
10 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a 0.95% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years

AXP(R) VP - Managed Fund
   base contract with no optional rider                $88.02 $125.81  $146.05  $208.47       $18.02   $55.81  $ 96.05 $208.47
   optional MAV                                         89.56  130.48   153.92   224.66        19.56    60.48   103.92  224.66
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional rider                 88.22  126.43   147.10   210.64        18.22    56.43    97.10  210.64
   optional MAV                                         89.76  131.10   154.97   226.80        19.76    61.10   104.97  226.80
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional rider                 95.30  147.78   182.89   283.03        25.30    77.78   132.89  283.03
   optional MAV                                         96.83  152.38   190.53   298.12        26.83    82.38   140.53  298.12
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional rider                 85.25  117.36   131.75   178.72        15.25    47.36    81.75  178.72
   optional MAV                                         86.79  122.06   139.71   195.34        16.79    52.06    89.71  195.34
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional rider                 91.50  136.37   163.83   244.82        21.50    66.37   113.83  244.82
   optional MAV                                         93.04  141.01   171.59   260.48        23.04    71.01   121.59  260.48
AXP(R) VP - Stock Fund
   base contract with no optional rider                 91.40  136.06   163.31   243.77        21.40    66.06   113.31  243.77
   optional MAV                                         92.94  140.70   171.08   259.44        22.94    70.70   121.08  259.44
AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional rider                 88.43  127.05   148.15   212.81        18.43    57.05    98.15  212.81
   optional MAV                                         89.97  131.72   156.01   228.93        19.97    61.72   106.01  228.93
AIM V.I. Capital Appreciation Fund, Series II Shares
   base contract with no optional rider                 91.40  136.06   163.31   243.77        21.40    66.06   113.31  243.77
   optional MAV                                         92.94  140.70   171.08   259.44        22.94    70.70   121.08  259.44
AIM V.I. Capital Development Fund, Series II Shares
   base contract with no optional rider                 94.58  145.63   179.31   275.91        24.58    75.63   129.31  275.91
   optional MAV                                         96.12  150.24   186.97   291.10        26.12    80.24   136.97  291.10
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
   base contract with no optional rider                 92.43  139.15   168.49   254.25        22.43    69.15   118.49  254.25
   optional MAV                                         93.96  143.78   176.23   269.76        23.96    73.78   126.23  269.76
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional rider                 89.56  130.48   153.92   224.66        19.56    60.48   103.92  224.66
   optional MAV                                         91.09  135.13   161.75   240.61        21.09    65.13   111.75  240.61
American Century(R) VP International, Class II
   base contract with no optional rider                 94.89  146.55   180.84   278.96        24.89    76.55   130.84  278.96
   optional MAV                                         96.42  151.16   188.50   294.12        26.42    81.16   138.50  294.12
American Century(R) VP Value, Class II
   base contract with no optional rider                 91.50  136.37   163.83   244.82        21.50    66.37   113.83  244.82
   optional MAV                                         93.04  141.01   171.59   260.48        23.04    71.01   121.59  260.48


--------------------------------------------------------------------------------
11 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional rider                $89.04 $128.92  $151.30  $219.29       $19.04   $58.92  $101.30 $219.29
   optional MAV                                         90.58  133.58   159.15   235.32        20.58    63.58   109.15  235.32

Evergreen VA Capital Growth Fund - Class 2

   base contract with no optional rider                 91.71  136.99   164.87   246.92        21.71    66.99   114.87  246.92
   optional MAV                                         93.25  141.62   172.62   262.55        23.25    71.62   122.62  262.55
Fidelity(R) VIP Growth & Income Portfolio Service
Class 2
   base contract with no optional rider                 88.74  127.99   149.73   216.05        18.74    57.99    99.73  216.05
   optional MAV                                         90.27  132.65   157.58   232.13        20.27    62.65   107.58  232.13
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional rider                 89.76  131.10   154.97   226.80        19.76    61.10   104.97  226.80
   optional MAV                                         91.30  135.75   162.79   242.72        21.30    65.75   112.79  242.72
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional rider                 92.22  138.54   167.46   252.16        22.22    68.54   117.46  252.16
   optional MAV                                         93.76  143.17   175.20   267.71        23.76    73.17   125.20  267.71
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional rider                 88.74  127.99   149.73   216.05        18.74    57.99    99.73  216.05
   optional MAV                                         90.27  132.65   157.58   232.13        20.27    62.65   107.58  232.13
FTVIPT Franklin Small Cap Value Securities Fund -
Class 2
(previously FTVIPT Franklin Value Securities Fund -
Class 2)
   base contract with no optional rider                 90.58  133.58   159.15   235.32        20.58    63.58   109.15  235.32
   optional MAV                                         92.12  138.23   166.94   251.11        22.12    68.23   116.94  251.11
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional rider                 90.79  134.20   160.19   237.44        20.79    64.20   110.19  237.44
   optional MAV                                         92.32  138.84   167.97   253.20        22.32    68.84   117.97  253.20
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional rider                 88.43  127.05   148.15   212.81        18.43    57.05    98.15  212.81
   optional MAV                                         89.97  131.72   156.01   228.93        19.97    61.72   106.01  228.93
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional rider                 89.66  130.79   154.45   225.73        19.66    60.79   104.45  225.73
   optional MAV                                         91.20  135.44   162.27   241.66        21.20    65.44   112.27  241.66
INVESCO VIF - Dynamics Fund
   base contract with no optional rider                 91.20  135.44   162.27   241.66        21.20    65.44   112.27  241.66
   optional MAV                                         92.73  140.08   170.04   257.37        22.73    70.08   120.04  257.37
INVESCO VIF - Financial Services Fund
   base contract with no optional rider                 91.09  135.13   161.75   240.61        21.09    65.13   111.75  240.61
   optional MAV                                         92.63  139.77   169.53   256.33        22.63    69.77   119.53  256.33
INVESCO VIF - Technology Fund
   base contract with no optional rider                 91.09  135.13   161.75   240.61        21.09    65.13   111.75  240.61
   optional MAV                                         92.63  139.77   169.53   256.33        22.63    69.77   119.53  256.33

--------------------------------------------------------------------------------
12 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
INVESCO VIF - Telecommunications Fund
   base contract with no optional rider               $ 91.30 $135.75  $162.79  $242.72       $21.30  $ 65.75  $112.79 $242.72
   optional MAV                                         92.84  140.39   170.56   258.41        22.84    70.39   120.56  258.41
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional rider                 89.86  131.41   155.49   227.87        19.86    61.41   105.49  227.87
   optional MAV                                         91.40  136.06   163.31   243.77        21.40    66.06   113.31  243.77
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional rider                 89.97  131.72   156.01   228.93        19.97    61.72   106.01  228.93
   optional MAV                                         91.50  136.37   163.83   244.82        21.50    66.37   113.83  244.82
Lazard Retirement International Equity Portfolio
   base contract with no optional rider                 92.94  140.70   171.08   259.44        22.94    70.70   121.08  259.44
   optional MAV                                         94.48  145.32   178.79   274.88        24.48    75.32   128.79  274.88
MFS(R) Investors Growth Stock Series - Service Class
   base contract with no optional rider                 92.12  138.23   166.94   251.11        22.12    68.23   116.94  251.11
   optional MAV                                         93.66  142.86   174.68   266.68        23.66    72.86   124.68  266.68
MFS(R) New Discovery Series - Service Class
   base contract with no optional rider                 93.55  142.55   174.17   265.65        23.55    72.55   124.17  265.65
   optional MAV                                         95.09  147.17   181.87   281.00        25.09    77.17   131.87  281.00
MFS(R) Utilities Series - Service Class
   base contract with no optional rider                 92.22  138.54   167.46   252.16        22.22    68.54   117.46  252.16
   optional MAV                                         93.76  143.17   175.20   267.71        23.76    73.17   125.20  267.71
Pioneer Equity Income VCT Portfolio - Class II Shares
   base contract with no optional rider                 90.58  133.58   159.15   235.32        20.58    63.58   109.15  235.32
   optional MAV                                         92.12  138.23   166.94   251.11        22.12    68.23   116.94  251.11
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional rider                113.13  200.29   268.64   444.90        43.13   130.29   218.64  444.90
   optional MAV                                        114.67  204.72   275.74   457.56        44.67   134.72   225.74  457.56
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional rider                 90.79  134.20   160.19   237.44        20.79    64.20   110.19  237.44
   optional MAV                                         92.32  138.84   167.97   253.20        22.32    68.84   117.97  253.20
Putnam VT International Growth Fund - Class IB Shares
   base contract with no optional rider                 92.32  138.84   167.97   253.20        22.32    68.84   117.97  253.20
   optional MAV                                         93.86  143.47   175.71   268.74        23.86    73.47   125.71  268.74
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional rider                 89.56  130.48   153.92   224.66        19.56    60.48   103.92  224.66
   optional MAV                                         91.09  135.13   161.75   240.61        21.09    65.13   111.75  240.61
Strong Opportunity Fund II - Advisor Class
   base contract with no optional rider                 95.91  149.62   185.95   289.09        25.91    79.62   135.95  289.09
   optional MAV                                         97.45  154.22   193.58   304.09        27.45    84.22   143.58  304.09

--------------------------------------------------------------------------------
13 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Wanger International Small Cap
   base contract with no optional rider                $94.78 $146.24  $180.33  $277.95       $24.78   $76.24  $130.33 $277.95
   optional MAV                                         96.32  150.85   187.99   293.11        26.32    80.85   137.99  293.11
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
   base contract with no optional rider                 90.27  132.65   157.58   232.13        20.27    62.65   107.58  232.13
   optional MAV                                         91.81  137.30   165.38   247.97        21.81    67.30   115.38  247.97
Wells Fargo VT Asset Allocation Fund
   base contract with no optional rider                 90.38  132.96   158.10   233.19        20.38    62.96   108.10  233.19
   optional MAV                                         91.91  137.61   165.90   249.02        21.91    67.61   115.90  249.02
Wells Fargo VT International Equity Fund
   base contract with no optional rider                 90.38  132.96   158.10   233.19        20.38    62.96   108.10  233.19
   optional MAV                                         91.91  137.61   165.90   249.02        21.91    67.61   115.90  249.02
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional rider                 92.43  139.15   168.49   254.25        22.43    69.15   118.49  254.25
   optional MAV                                         93.96  143.78   176.23   269.76        23.96    73.78   126.23  269.76

--------------------------------------------------------------------------------
14 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a 0.75% mortality and expense risk fee assuming a 5% annual return and ...

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years

AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional rider                $86.17 $120.18  $136.53  $188.72       $16.17   $50.18  $ 86.53 $188.72
   optional MAV                                         87.71  124.87   144.47   205.20        17.71    54.87    94.47  205.20
AXP(R) VP - Bond Fund
   base contract with no optional rider                 86.28  120.50   137.06   189.83        16.28    50.50    87.06  189.83
   optional MAV                                         87.81  125.18   144.99   206.29        17.81    55.18    94.99  206.29
AXP(R) VP - Capital Resource Fund
   base contract with no optional rider                 86.28  120.50   137.06   189.83        16.28    50.50    87.06  189.83
   optional MAV                                         87.81  125.18   144.99   206.29        17.81    55.18    94.99  206.29
AXP(R) VP - Cash Management Fund
   base contract with no optional rider                 85.15  117.05   131.21   177.60        15.15    47.05    81.21  177.60
   optional MAV                                         86.69  121.75   139.18   194.24        16.69    51.75    89.18  194.24
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional rider                 86.99  122.68   140.77   197.54        16.99    52.68    90.77  197.54
   optional MAV                                         88.53  127.36   148.68   213.89        18.53    57.36    98.68  213.89
AXP(R) VP - Emerging Markets Fund
   base contract with no optional rider                 96.01  149.93   186.46   290.10        26.01    79.93   136.46  290.10
   optional MAV                                         97.55  154.53   194.09   305.09        27.55    84.53   144.09  305.09
AXP(R) VP - Equity Select Fund
   base contract with no optional rider                 89.35  129.85   152.88   222.51        19.35    59.85   102.88  222.51
   optional MAV                                         90.89  134.51   160.71   238.50        20.89    64.51   110.71  238.50
AXP(R) VP - Extra Income Fund
   base contract with no optional rider                 86.58  121.43   138.65   193.14        16.58    51.43    88.65  193.14
   optional MAV                                         88.12  126.12   146.57   209.55        18.12    56.12    96.57  209.55
AXP(R) VP - Federal Income Fund
   base contract with no optional rider                 86.58  121.43   138.65   193.14        16.58    51.43    88.65  193.14
   optional MAV                                         88.12  126.12   146.57   209.55        18.12    56.12    96.57  209.55
AXP(R) VP - Global Bond Fund
   base contract with no optional rider                 89.15  129.23   151.83   220.36        19.15    59.23   101.83  220.36
   optional MAV                                         90.68  133.89   159.67   236.38        20.68    63.89   109.67  236.38
AXP(R) VP - Growth Fund
   base contract with no optional rider                 86.38  120.81   137.59   190.93        16.38    50.81    87.59  190.93
   optional MAV                                         87.92  125.49   145.52   207.38        17.92    55.49    95.52  207.38
AXP(R) VP - International Fund
   base contract with no optional rider                 89.04  128.92   151.30   219.29        19.04    58.92   101.30  219.29
   optional MAV                                         90.58  133.58   159.15   235.32        20.58    63.58   109.15  235.32
AXP(R) VP - Managed Fund
   base contract with no optional rider                 85.97  119.56   135.47   186.51        15.97    49.56    85.47  186.51
   optional MAV                                         87.51  124.25   143.41   203.02        17.51    54.25    93.41  203.02


--------------------------------------------------------------------------------
15 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years

AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional rider                $86.17 $120.18  $136.53  $188.72       $16.17   $50.18  $ 86.53 $188.72
   optional MAV                                         87.71  124.87   144.47   205.20        17.71    54.87    94.47  205.20
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional rider                 93.25  141.62   172.62   262.55        23.25    71.62   122.62  262.55
   optional MAV                                         94.78  146.24   180.33   277.95        24.78    76.24   130.33  277.95
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional rider                 83.20  111.08   121.05   156.17        13.20    41.08    71.05  156.17
   optional MAV                                         84.74  115.80   129.08   173.12        14.74    45.80    79.08  173.12
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional rider                 89.45  130.16   153.40   223.59        19.45    60.16   103.40  223.59
   optional MAV                                         90.99  134.82   161.23   239.55        20.99    64.82   111.23  239.55
AXP(R) VP - Stock Fund
   base contract with no optional rider                 89.35  129.85   152.88   222.51        19.35    59.85   102.88  222.51
   optional MAV                                         90.89  134.51   160.71   238.50        20.89    64.51   110.71  238.50
AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional rider                 86.38  120.81   137.59   190.93        16.38    50.81    87.59  190.93
   optional MAV                                         87.92  125.49   145.52   207.38        17.92    55.49    95.52  207.38
AIM V.I. Capital Appreciation Fund, Series II Shares
   base contract with no optional rider                 89.35  129.85   152.88   222.51        19.35    59.85   102.88  222.51
   optional MAV                                         90.89  134.51   160.71   238.50        20.89    64.51   110.71  238.50
AIM V.I. Capital Development Fund, Series II Shares
   base contract with no optional rider                 92.53  139.46   169.01   255.29        22.53    69.46   119.01  255.29
   optional MAV                                         94.07  144.09   176.74   270.79        24.07    74.09   126.74  270.79
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
   base contract with no optional rider                 90.38  132.96   158.10   233.19        20.38    62.96   108.10  233.19
   optional MAV                                         91.91  137.61   165.90   249.02        21.91    67.61   115.90  249.02
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional rider                 87.51  124.25   143.41   203.02        17.51    54.25    93.41  203.02
   optional MAV                                         89.04  128.92   151.30   219.29        19.04    58.92   101.30  219.29
American Century(R) VP International, Class II
   base contract with no optional rider                 92.84  140.39   170.56   258.41        22.84    70.39   120.56  258.41
   optional MAV                                         94.37  145.01   178.28   273.86        24.37    75.01   128.28  273.86
American Century(R) VP Value, Class II
   base contract with no optional rider                 89.45  130.16   153.40   223.59        19.45    60.16   103.40  223.59
   optional MAV                                         90.99  134.82   161.23   239.55        20.99    64.82   111.23  239.55
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional rider                 86.99  122.68   140.77   197.54        16.99    52.68    90.77  197.54
   optional MAV                                         88.53  127.36   148.68   213.89        18.53    57.36    98.68  213.89


--------------------------------------------------------------------------------
16 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years

Evergreen VA Capital Growth Fund - Class 2

   base contract with no optional rider                $89.66 $130.79  $154.45  $225.73       $19.66   $60.79  $104.45 $225.73
   optional MAV                                         91.20  135.44   162.27   241.66        21.20    65.44   112.27  241.66
Fidelity(R) VIP Growth & Income Portfolio Service
Class 2
   base contract with no optional rider                 86.69  121.75   139.18   194.24        16.69    51.75    89.18  194.24
   optional MAV                                         88.22  126.43   147.10   210.64        18.22    56.43    97.10  210.64
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional rider                 87.71  124.87   144.47   205.20        17.71    54.87    94.47  205.20
   optional MAV                                         89.25  129.54   152.35   221.44        19.25    59.54   102.35  221.44
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional rider                 90.17  132.34   157.06   231.07        20.17    62.34   107.06  231.07
   optional MAV                                         91.71  136.99   164.87   246.92        21.71    66.99   114.87  246.92
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional rider                 86.69  121.75   139.18   194.24        16.69    51.75    89.18  194.24
   optional MAV                                         88.22  126.43   147.10   210.64        18.22    56.43    97.10  210.64
FTVIPT Franklin Small Cap Value Securities Fund -
Class 2
(previously FTVIPT Franklin Value Securities Fund -
Class 2)
   base contract with no optional rider                 88.53  127.36   148.68   213.89        18.53    57.36    98.68  213.89
   optional MAV                                         90.07  132.03   156.54   230.00        20.07    62.03   106.54  230.00
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional rider                 88.74  127.99   149.73   216.05        18.74    57.99    99.73  216.05
   optional MAV                                         90.27  132.65   157.58   232.13        20.27    62.65   107.58  232.13
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional rider                 86.38  120.81   137.59   190.93        16.38    50.81    87.59  190.93
   optional MAV                                         87.92  125.49   145.52   207.38        17.92    55.49    95.52  207.38
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional rider                 87.61  124.56   143.94   204.11        17.61    54.56    93.94  204.11
   optional MAV                                         89.15  129.23   151.83   220.36        19.15    59.23   101.83  220.36
INVESCO VIF - Dynamics Fund
   base contract with no optional rider                 89.15  129.23   151.83   220.36        19.15    59.23   101.83  220.36
   optional MAV                                         90.68  133.89   159.67   236.38        20.68    63.89   109.67  236.38
INVESCO VIF - Financial Services Fund
   base contract with no optional rider                 89.04  128.92   151.30   219.29        19.04    58.92   101.30  219.29
   optional MAV                                         90.58  133.58   159.15   235.32        20.58    63.58   109.15  235.32
INVESCO VIF - Technology Fund
   base contract with no optional rider                 89.04  128.92   151.30   219.29        19.04    58.92   101.30  219.29
   optional MAV                                         90.58  133.58   159.15   235.32        20.58    63.58   109.15  235.32
INVESCO VIF - Telecommunications Fund
   base contract with no optional rider                 89.25  129.54   152.35   221.44        19.25    59.54   102.35  221.44
   optional MAV                                         90.79  134.20   160.19   237.44        20.79    64.20   110.19  237.44

--------------------------------------------------------------------------------
17 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional rider               $ 87.81 $125.18  $144.99  $206.29       $17.81  $ 55.18  $ 94.99 $206.29
   optional MAV                                         89.35  129.85   152.88   222.51        19.35    59.85   102.88  222.51
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional rider                 87.92  125.49   145.52   207.38        17.92    55.49    95.52  207.38
   optional MAV                                         89.45  130.16   153.40   223.59        19.45    60.16   103.40  223.59
Lazard Retirement International Equity Portfolio
   base contract with no optional rider                 90.89  134.51   160.71   238.50        20.89    64.51   110.71  238.50
   optional MAV                                         92.43  139.15   168.49   254.25        22.43    69.15   118.49  254.25
MFS(R) Investors Growth Stock Series - Service Class
   base contract with no optional rider                 90.07  132.03   156.54   230.00        20.07    62.03   106.54  230.00
   optional MAV                                         91.61  136.68   164.35   245.87        21.61    66.68   114.35  245.87
MFS(R) New Discovery Series - Service Class
   base contract with no optional rider                 91.50  136.37   163.83   244.82        21.50    66.37   113.83  244.82
   optional MAV                                         93.04  141.01   171.59   260.48        23.04    71.01   121.59  260.48
MFS(R) Utilities Series - Service Class
   base contract with no optional rider                 90.17  132.34   157.06   231.07        20.17    62.34   107.06  231.07
   optional MAV                                         91.71  136.99   164.87   246.92        21.71    66.99   114.87  246.92
Pioneer Equity Income VCT Portfolio - Class II Shares
   base contract with no optional rider                 88.53  127.36   148.68   213.89        18.53    57.36    98.68  213.89
   optional MAV                                         90.07  132.03   156.54   230.00        20.07    62.03   106.54  230.00
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional rider                111.08  194.35   259.11   427.70        41.08   124.35   209.11  427.70
   optional MAV                                        112.62  198.80   266.27   440.63        42.62   128.80   216.27  440.63
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional rider                 88.74  127.99   149.73   216.05        18.74    57.99    99.73  216.05
   optional MAV                                         90.27  132.65   157.58   232.13        20.27    62.65   107.58  232.13
Putnam VT International Growth Fund - Class IB Shares
   base contract with no optional rider                 90.27  132.65   157.58   232.13        20.27    62.65   107.58  232.13
   optional MAV                                         91.81  137.30   165.38   247.97        21.81    67.30   115.38  247.97
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional rider                 87.51  124.25   143.41   203.02        17.51    54.25    93.41  203.02
   optional MAV                                         89.04  128.92   151.30   219.29        19.04    58.92   101.30  219.29
Strong Opportunity Fund II - Advisor Class
   base contract with no optional rider                 93.86  143.47   175.71   268.74        23.86    73.47   125.71  268.74
   optional MAV                                         95.40  148.09   183.40   284.04        25.40    78.09   133.40  284.04
Wanger International Small Cap
   base contract with no optional rider                 92.73  140.08   170.04   257.37        22.73    70.08   120.04  257.37
   optional MAV                                         94.27  144.71   177.77   272.84        24.27    74.71   127.77  272.84

--------------------------------------------------------------------------------
18 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
   base contract with no optional rider                $88.22 $126.43  $147.10  $210.64       $18.22   $56.43  $ 97.10 $210.64
   optional MAV                                         89.76  131.10   154.97   226.80        19.76    61.10   104.97  226.80
Wells Fargo VT Asset Allocation Fund
   base contract with no optional rider                 88.33  126.74   147.63   211.72        18.33    56.74    97.63  211.72
   optional MAV                                         89.86  131.41   155.49   227.87        19.86    61.41   105.49  227.87
Wells Fargo VT International Equity Fund
   base contract with no optional rider                 88.33  126.74   147.63   211.72        18.33    56.74    97.63  211.72
   optional MAV                                         89.86  131.41   155.49   227.87        19.86    61.41   105.49  227.87
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional rider                 90.38  132.96   158.10   233.19        20.38    62.96   108.10  233.19
   optional MAV                                         91.91  137.61   165.90   249.02        21.91    67.61   115.90  249.02


* In these examples for RAVA Advantage, the $30 contract administrative charge is approximated as a 0.038% charge based on our average contract size. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


You should not consider these examples representations of past or future expenses. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
19 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ...

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years

AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional rider               $ 90.71 $133.95  $109.77  $236.59       $20.71   $63.95  $109.77 $236.59
   optional MAV                                         92.24  138.60   117.56   252.37        22.24    68.60   117.56  252.37
AXP(R) VP - Bond Fund
   base contract with no optional rider                 90.81  134.26   110.29   237.65        20.81    64.26   110.29  237.65
   optional MAV                                         92.35  138.91   118.08   253.41        22.35    68.91   118.08  253.41
AXP(R) VP - Capital Resource Fund
   base contract with no optional rider                 90.81  134.26   110.29   237.65        20.81    64.26   110.29  237.65
   optional MAV                                         92.35  138.91   118.08   253.41        22.35    68.91   118.08  253.41
AXP(R) VP - Cash Management Fund
   base contract with no optional rider                 89.68  130.85   104.55   225.94        19.68    60.85   104.55  225.94
   optional MAV                                         91.22  135.50   112.37   241.88        21.22    65.50   112.37  241.88
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional rider                 91.53  136.43   113.93   245.03        21.53    66.43   113.93  245.03
   optional MAV                                         93.06  141.07   121.69   260.69        23.06    71.07   121.69  260.69
AXP(R) VP - Emerging Markets Fund
   base contract with no optional rider                100.55  163.43   158.78   333.63        30.55    93.43   158.78  333.63
   optional MAV                                        102.08  167.98   166.26   347.97        32.08    97.98   166.26  347.97
AXP(R) VP - Equity Select Fund
   base contract with no optional rider                 93.88  143.54   125.82   268.94        23.88    73.54   125.82  268.94
   optional MAV                                         95.42  148.15   133.50   284.24        25.42    78.15   133.50  284.24
AXP(R) VP - Extra Income Fund
   base contract with no optional rider                 91.12  135.19   111.85   240.82        21.12    65.19   111.85  240.82
   optional MAV                                         92.65  139.83   119.63   256.54        22.65    69.83   119.63  256.54
AXP(R) VP - Federal Income Fund
   base contract with no optional rider                 91.12  135.19   111.85   240.82        21.12    65.19   111.85  240.82
   optional MAV                                         92.65  139.83   119.63   256.54        22.65    69.83   119.63  256.54
AXP(R) VP - Global Bond Fund
   base contract with no optional rider                 93.68  142.92   124.79   266.88        23.68    72.92   124.79  266.88
   optional MAV                                         95.22  147.54   132.48   282.21        25.22    77.54   132.48  282.21
AXP(R) VP - Growth Fund
   base contract with no optional rider                 90.91  134.57   110.81   238.71        20.91    64.57   110.81  238.71
   optional MAV                                         92.45  139.22   118.60   254.45        22.45    69.22   118.60  254.45
AXP(R) VP - International Fund
   base contract with no optional rider                 93.58  142.61   124.27   265.85        23.58    72.61   124.27  265.85
   optional MAV                                         95.11  147.23   131.97   281.20        25.11    77.23   131.97  281.20
AXP(R) VP - Managed Fund
   base contract with no optional rider                 90.50  133.33   108.73   234.47        20.50    63.33   108.73  234.47
   optional MAV                                         92.04  137.98   116.52   250.28        22.04    67.98   116.52  250.28


--------------------------------------------------------------------------------
20 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years

AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional rider                $90.71 $133.95  $109.77  $236.59       $20.71   $63.95  $109.77 $236.59
   optional MAV                                         92.24  138.60   117.56   252.37        22.24    68.60   117.56  252.37
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional rider                 97.78  155.20   145.20   307.26        27.78    85.20   145.20  307.26
   optional MAV                                         99.32  159.78   152.77   322.00        29.32    89.78   152.77  322.00
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional rider                 87.73  124.93    94.57   205.42        17.73    54.93    94.57  205.42
   optional MAV                                         89.27  129.60   102.46   221.65        19.27    59.60   102.46  221.65
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional rider                 93.99  143.84   126.33   269.97        23.99    73.84   126.33  269.97
   optional MAV                                         95.52  148.46   134.01   285.25        25.52    78.46   134.01  285.25
AXP(R) VP - Stock Fund
   base contract with no optional rider                 93.88  143.54   125.82   268.94        23.88    73.54   125.82  268.94
   optional MAV                                         95.42  148.15   133.50   284.24        25.42    78.15   133.50  284.24
AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional rider                 90.91  134.57   110.81   238.71        20.91    64.57   110.81  238.71
   optional MAV                                         92.45  139.22   118.60   254.45        22.45    69.22   118.60  254.45
AIM V.I. Capital Appreciation Fund, Series II Shares
   base contract with no optional rider                 93.88  143.54   125.82   268.94        23.88    73.54   125.82  268.94
   optional MAV                                         95.42  148.15   133.50   284.24        25.42    78.15   133.50  284.24
AIM V.I. Capital Development Fund, Series II Shares
   base contract with no optional rider                 97.06  153.06   141.65   300.31        27.06    83.06   141.65  300.31
   optional MAV                                         98.60  157.64   149.24   315.15        28.60    87.64   149.24  315.15
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
   base contract with no optional rider                 94.91  146.61   130.95   279.17        24.91    76.61   130.95  279.17
   optional MAV                                         96.45  151.22   138.60   294.32        26.45    81.22   138.60  294.32
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional rider                 92.04  137.98   116.52   250.28        22.04    67.98   116.52  250.28
   optional MAV                                         93.58  142.61   124.27   265.85        23.58    72.61   124.27  265.85
American Century(R) VP International, Class II
   base contract with no optional rider                 97.37  153.97   143.17   303.30        27.37    83.97   143.17  303.30
   optional MAV                                         98.91  158.56   150.75   318.09        28.91    88.56   150.75  318.09
American Century(R) VP Value, Class II
   base contract with no optional rider                 93.99  143.84   126.33   269.97        23.99    73.84   126.33  269.97
   optional MAV                                         95.52  148.46   134.01   285.25        25.52    78.46   134.01  285.25
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional rider                 91.53  136.43   113.93   245.03        21.53    66.43   113.93  245.03
   optional MAV                                         93.06  141.07   121.69   260.69        23.06    71.07   121.69  260.69


--------------------------------------------------------------------------------
21 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years

Evergreen VA Capital Growth Fund - Class 2

   base contract with no optional rider                $94.19 $144.46  $127.36  $272.02       $24.19   $74.46  $127.36 $272.02
   optional MAV                                         95.73  149.07   135.04   287.27        25.73    79.07   135.04  287.27
Fidelity(R) VIP Growth & Income Portfolio Service
Class 2
   base contract with no optional rider                 91.22  135.50   112.37   241.88        21.22    65.50   112.37  241.88
   optional MAV                                         92.76  140.14   120.15   257.58        22.76    70.14   120.15  257.58
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional rider                 92.24  138.60   117.56   252.37        22.24    68.60   117.56  252.37
   optional MAV                                         93.78  143.23   125.30   267.91        23.78    73.23   125.30  267.91
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional rider                 94.70  146.00   129.92   277.13        24.70    76.00   129.92  277.13
   optional MAV                                         96.24  150.61   137.58   292.31        26.24    80.61   137.58  292.31
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional rider                 91.22  135.50   112.37   241.88        21.22    65.50   112.37  241.88
   optional MAV                                         92.76  140.14   120.15   257.58        22.76    70.14   120.15  257.58
FTVIPT Franklin Small Cap Value Securities Fund -
Class 2
(previously FTVIPT Franklin Value Securities Fund -
Class 2)
   base contract with no optional rider                 93.06  141.07   121.69   260.69        23.06    71.07   121.69  260.69
   optional MAV                                         94.60  145.69   129.41   276.11        24.60    75.69   129.41  276.11
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional rider                 93.27  141.69   122.73   262.76        23.27    71.69   122.73  262.76
   optional MAV                                         94.81  146.31   130.43   278.15        24.81    76.31   130.43  278.15
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional rider                 90.91  134.57   110.81   238.71        20.91    64.57   110.81  238.71
   optional MAV                                         92.45  139.22   118.60   254.45        22.45    69.22   118.60  254.45
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional rider                 92.14  138.29   117.04   251.32        22.14    68.29   117.04  251.32
   optional MAV                                         93.68  142.92   124.79   266.88        23.68    72.92   124.79  266.88
INVESCO VIF - Dynamics Fund
   base contract with no optional rider                 93.68  142.92   124.79   266.88        23.68    72.92   124.79  266.88
   optional MAV                                         95.22  147.54   132.48   282.21        25.22    77.54   132.48  282.21
INVESCO VIF - Financial Services Fund
   base contract with no optional rider                 93.58  142.61   124.27   265.85        23.58    72.61   124.27  265.85
   optional MAV                                         95.11  147.23   131.97   281.20        25.11    77.23   131.97  281.20
INVESCO VIF - Technology Fund
   base contract with no optional rider                 93.58  142.61   124.27   265.85        23.58    72.61   124.27  265.85
   optional MAV                                         95.11  147.23   131.97   281.20        25.11    77.23   131.97  281.20
INVESCO VIF - Telecommunications Fund
   base contract with no optional rider                 93.78  143.23   125.30   267.91        23.78    73.23   125.30  267.91
   optional MAV                                         95.32  147.84   132.99   283.23        25.32    77.84   132.99  283.23

--------------------------------------------------------------------------------
22 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional rider               $ 92.35 $138.91  $118.08  $253.41       $22.35  $ 68.91  $118.08 $253.41
   optional MAV                                         93.88  143.54   125.82   268.94        23.88    73.54   125.82  268.94
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional rider                 92.45  139.22   118.60   254.45        22.45    69.22   118.60  254.45
   optional MAV                                         93.99  143.84   126.33   269.97        23.99    73.84   126.33  269.97
Lazard Retirement International Equity Portfolio
   base contract with no optional rider                 95.42  148.15   133.50   284.24        25.42    78.15   133.50  284.24
   optional MAV                                         96.96  152.75   141.14   299.32        26.96    82.75   141.14  299.32
MFS(R) Investors Growth Stock Series - Service Class
   base contract with no optional rider                 94.60  145.69   129.41   276.11        24.60    75.69   129.41  276.11
   optional MAV                                         96.14  150.30   137.08   291.30        26.14    80.30   137.08  291.30
MFS(R) New Discovery Series - Service Class
   base contract with no optional rider                 96.04  149.99   136.57   290.30        26.04    79.99   136.57  290.30
   optional MAV                                         97.57  154.59   144.19   305.28        27.57    84.59   144.19  305.28
MFS(R) Utilities Series - Service Class
   base contract with no optional rider                 94.70  146.00   129.92   277.13        24.70    76.00   129.92  277.13
   optional MAV                                         96.24  150.61   137.58   292.31        26.24    80.61   137.58  292.31
Pioneer Equity Income VCT Portfolio - Class II Shares
   base contract with no optional rider                 93.06  141.07   121.69   260.69        23.06    71.07   121.69  260.69
   optional MAV                                         94.60  145.69   129.41   276.11        24.60    75.69   129.41  276.11
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional rider                115.61  207.44   230.07   465.24        45.61   137.44   230.07  465.24
   optional MAV                                        117.15  211.85   237.10   477.59        47.15   141.85   237.10  477.59
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional rider                 93.27  141.69   122.73   262.76        23.27    71.69   122.73  262.76
   optional MAV                                         94.81  146.31   130.43   278.15        24.81    76.31   130.43  278.15
Putnam VT International Growth Fund - Class IB Shares
   base contract with no optional rider                 94.81  146.31   130.43   278.15        24.81    76.31   130.43  278.15
   optional MAV                                         96.34  150.91   138.09   293.31        26.34    80.91   138.09  293.31
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional rider                 92.04  137.98   116.52   250.28        22.04    67.98   116.52  250.28
   optional MAV                                         93.58  142.61   124.27   265.85        23.58    72.61   124.27  265.85
Strong Opportunity Fund II - Advisor Class
   base contract with no optional rider                 98.39  157.03   148.23   313.18        28.39    87.03   148.23  313.18
   optional MAV                                         99.93  161.60   155.78   327.83        29.93    91.60   155.78  327.83
Wanger International Small Cap
   base contract with no optional rider                 97.27  153.67   142.67   302.30        27.27    83.67   142.67  302.30
   optional MAV                                         98.80  158.25   150.25   317.11        28.80    88.25   150.25  317.11

--------------------------------------------------------------------------------
23 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
   base contract with no optional rider                $92.76 $140.14  $120.15  $257.58       $22.76   $70.14  $120.15 $257.58
   optional MAV                                         94.29  144.77   127.87   273.04        24.29    74.77   127.87  273.04
Wells Fargo VT Asset Allocation Fund
   base contract with no optional rider                 92.86  140.45   120.66   258.61        22.86    70.45   120.66  258.61
   optional MAV                                         94.40  145.07   128.38   274.07        24.40    75.07   128.38  274.07
Wells Fargo VT International Equity Fund
   base contract with no optional rider                 92.86  140.45   120.66   258.61        22.86    70.45   120.66  258.61
   optional MAV                                         94.40  145.07   128.38   274.07        24.40    75.07   128.38  274.07
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional rider                 94.91  146.61   130.95   279.17        24.91    76.61   130.95  279.17
   optional MAV                                         96.45  151.22   138.60   294.32        26.45    81.22   138.60  294.32

--------------------------------------------------------------------------------
24 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5% annual return and ...

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years

AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional rider               $ 88.66 $127.74  $ 99.31  $215.19       $18.66   $57.74  $ 99.31 $215.19
   optional MAV                                         90.19  132.40   107.16   231.28        20.19    62.40   107.16  231.28
AXP(R) VP - Bond Fund
   base contract with no optional rider                 88.76  128.05    99.83   216.27        18.76    58.05    99.83  216.27
   optional MAV                                         90.30  132.71   107.69   232.34        20.30    62.71   107.69  232.34
AXP(R) VP - Capital Resource Fund
   base contract with no optional rider                 88.76  128.05    99.83   216.27        18.76    58.05    99.83  216.27
   optional MAV                                         90.30  132.71   107.69   232.34        20.30    62.71   107.69  232.34
AXP(R) VP - Cash Management Fund
   base contract with no optional rider                 87.63  124.62    94.04   204.33        17.63    54.62    94.04  204.33
   optional MAV                                         89.17  129.29   101.93   220.58        19.17    59.29   101.93  220.58
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional rider                 89.48  130.23   103.50   223.80        19.48    60.23   103.50  223.80
   optional MAV                                         91.01  134.88   111.33   239.76        21.01    64.88   111.33  239.76
AXP(R) VP - Emerging Markets Fund
   base contract with no optional rider                 98.50  157.34   148.74   314.17        28.50    87.34   148.74  314.17
   optional MAV                                        100.03  161.91   156.28   328.80        30.03    91.91   156.28  328.80
AXP(R) VP - Equity Select Fund
   base contract with no optional rider                 91.83  137.36   115.49   248.18        21.83    67.36   115.49  248.18
   optional MAV                                         93.37  141.99   123.24   263.79        23.37    71.99   123.24  263.79
AXP(R) VP - Extra Income Fund
   base contract with no optional rider                 89.07  128.98   101.41   219.50        19.07    58.98   101.41  219.50
   optional MAV                                         90.60  133.64   109.25   235.53        20.60    63.64   109.25  235.53
AXP(R) VP - Federal Income Fund
   base contract with no optional rider                 89.07  128.98   101.41   219.50        19.07    58.98   101.41  219.50
   optional MAV                                         90.60  133.64   109.25   235.53        20.60    63.64   109.25  235.53
AXP(R) VP - Global Bond Fund
   base contract with no optional rider                 91.63  136.74   114.45   246.08        21.63    66.74   114.45  246.08
   optional MAV                                         93.17  141.38   122.21   261.72        23.17    71.38   122.21  261.72
AXP(R) VP - Growth Fund
   base contract with no optional rider                 88.86  128.36   100.36   217.35        18.86    58.36   100.36  217.35
   optional MAV                                         90.40  133.02   108.21   233.41        20.40    63.02   108.21  233.41
AXP(R) VP - International Fund
   base contract with no optional rider                 91.53  136.43   113.93   245.03        21.53    66.43   113.93  245.03
   optional MAV                                         93.06  141.07   121.69   260.69        23.06    71.07   121.69  260.69
AXP(R) VP - Managed Fund
   base contract with no optional rider                 88.45  127.11    98.26   213.02        18.45    57.11    98.26  213.02
   optional MAV                                         89.99  131.78   106.12   229.15        19.99    61.78   106.12  229.15


--------------------------------------------------------------------------------
25 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years

AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional rider                $88.66 $127.74  $ 99.31  $215.19       $18.66   $57.74  $ 99.31 $215.19
   optional MAV                                         90.19  132.40   107.16   231.28        20.19    62.40   107.16  231.28
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional rider                 95.73  149.07   135.04   287.27        25.73    79.07   135.04  287.27
   optional MAV                                         97.27  153.67   142.67   302.30        27.27    83.67   142.67  302.30
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional rider                 85.68  118.68    83.98   183.40        15.68    48.68    83.98  183.40
   optional MAV                                         87.22  123.37    91.93   199.95        17.22    53.37    91.93  199.95
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional rider                 91.94  137.67   116.01   249.23        21.94    67.67   116.01  249.23
   optional MAV                                         93.47  142.30   123.76   264.82        23.47    72.30   123.76  264.82
AXP(R) VP - Stock Fund
   base contract with no optional rider                 91.83  137.36   115.49   248.18        21.83    67.36   115.49  248.18
   optional MAV                                         93.37  141.99   123.24   263.79        23.37    71.99   123.24  263.79
AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional rider                 88.86  128.36   100.36   217.35        18.86    58.36   100.36  217.35
   optional MAV                                         90.40  133.02   108.21   233.41        20.40    63.02   108.21  233.41
AIM V.I. Capital Appreciation Fund, Series II Shares
   base contract with no optional rider                 91.83  137.36   115.49   248.18        21.83    67.36   115.49  248.18
   optional MAV                                         93.37  141.99   123.24   263.79        23.37    71.99   123.24  263.79
AIM V.I. Capital Development Fund, Series II Shares
   base contract with no optional rider                 95.01  146.92   131.46   280.18        25.01    76.92   131.46  280.18
   optional MAV                                         96.55  151.52   139.11   295.32        26.55    81.52   139.11  295.32
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
   base contract with no optional rider                 92.86  140.45   120.66   258.61        22.86    70.45   120.66  258.61
   optional MAV                                         94.40  145.07   128.38   274.07        24.40    75.07   128.38  274.07
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional rider                 89.99  131.78   106.12   229.15        19.99    61.78   106.12  229.15
   optional MAV                                         91.53  136.43   113.93   245.03        21.53    66.43   113.93  245.03
American Century(R) VP International, Class II
   base contract with no optional rider                 95.32  147.84   132.99   283.23        25.32    77.84   132.99  283.23
   optional MAV                                         96.86  152.44   140.64   298.32        26.86    82.44   140.64  298.32
American Century(R) VP Value, Class II
   base contract with no optional rider                 91.94  137.67   116.01   249.23        21.94    67.67   116.01  249.23
   optional MAV                                         93.47  142.30   123.76   264.82        23.47    72.30   123.76  264.82
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional rider                 89.48  130.23   103.50   223.80        19.48    60.23   103.50  223.80
   optional MAV                                         91.01  134.88   111.33   239.76        21.01    64.88   111.33  239.76


--------------------------------------------------------------------------------
26 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years

Evergreen VA Capital Growth Fund - Class 2

   base contract with no optional rider                $92.14 $138.29  $117.04  $251.32       $22.14   $68.29  $117.04 $251.32
   optional MAV                                         93.68  142.92   124.79   266.88        23.68    72.92   124.79  266.88
Fidelity(R) VIP Growth & Income Portfolio Service
Class 2
   base contract with no optional rider                 89.17  129.29   101.93   220.58        19.17    59.29   101.93  220.58
   optional MAV                                         90.71  133.95   109.77   236.59        20.71    63.95   109.77  236.59
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional rider                 90.19  132.40   107.16   231.28        20.19    62.40   107.16  231.28
   optional MAV                                         91.73  137.05   114.97   247.13        21.73    67.05   114.97  247.13
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional rider                 92.65  139.83   119.63   256.54        22.65    69.83   119.63  256.54
   optional MAV                                         94.19  144.46   127.36   272.02        24.19    74.46   127.36  272.02
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional rider                 89.17  129.29   101.93   220.58        19.17    59.29   101.93  220.58
   optional MAV                                         90.71  133.95   109.77   236.59        20.71    63.95   109.77  236.59
FTVIPT Franklin Small Cap Value Securities Fund -
Class 2
(previously FTVIPT Franklin Value Securities Fund -
Class 2)
   base contract with no optional rider                 91.01  134.88   111.33   239.76        21.01    64.88   111.33  239.76
   optional MAV                                         92.55  139.52   119.11   255.50        22.55    69.52   119.11  255.50
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional rider                 91.22  135.50   112.37   241.88        21.22    65.50   112.37  241.88
   optional MAV                                         92.76  140.14   120.15   257.58        22.76    70.14   120.15  257.58
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional rider                 88.86  128.36   100.36   217.35        18.86    58.36   100.36  217.35
   optional MAV                                         90.40  133.02   108.21   233.41        20.40    63.02   108.21  233.41
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional rider                 90.09  132.09   106.64   230.21        20.09    62.09   106.64  230.21
   optional MAV                                         91.63  136.74   114.45   246.08        21.63    66.74   114.45  246.08
INVESCO VIF - Dynamics Fund
   base contract with no optional rider                 91.63  136.74   114.45   246.08        21.63    66.74   114.45  246.08
   optional MAV                                         93.17  141.38   122.21   261.72        23.17    71.38   122.21  261.72
INVESCO VIF - Financial Services Fund
   base contract with no optional rider                 91.53  136.43   113.93   245.03        21.53    66.43   113.93  245.03
   optional MAV                                         93.06  141.07   121.69   260.69        23.06    71.07   121.69  260.69
INVESCO VIF - Technology Fund
   base contract with no optional rider                 91.53  136.43   113.93   245.03        21.53    66.43   113.93  245.03
   optional MAV                                         93.06  141.07   121.69   260.69        23.06    71.07   121.69  260.69
INVESCO VIF - Telecommunications Fund
   base contract with no optional rider                 91.73  137.05   114.97   247.13        21.73    67.05   114.97  247.13
   optional MAV                                         93.27  141.69   122.73   262.76        23.27    71.69   122.73  262.76

--------------------------------------------------------------------------------
27 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional rider               $ 90.30 $132.71  $107.69  $232.34       $20.30  $ 62.71  $107.69 $232.34
   optional MAV                                         91.83  137.36   115.49   248.18        21.83    67.36   115.49  248.18
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional rider                 90.40  133.02   108.21   233.41        20.40    63.02   108.21  233.41
   optional MAV                                         91.94  137.67   116.01   249.23        21.94    67.67   116.01  249.23
Lazard Retirement International Equity Portfolio
   base contract with no optional rider                 93.37  141.99   123.24   263.79        23.37    71.99   123.24  263.79
   optional MAV                                         94.91  146.61   130.95   279.17        24.91    76.61   130.95  279.17
MFS(R) Investors Growth Stock Series - Service Class
   base contract with no optional rider                 92.55  139.52   119.11   255.50        22.55    69.52   119.11  255.50
   optional MAV                                         94.09  144.15   126.84   270.99        24.09    74.15   126.84  270.99
MFS(R) New Discovery Series - Service Class
   base contract with no optional rider                 93.99  143.84   126.33   269.97        23.99    73.84   126.33  269.97
   optional MAV                                         95.52  148.46   134.01   285.25        25.52    78.46   134.01  285.25
MFS(R) Utilities Series - Service Class
   base contract with no optional rider                 92.65  139.83   119.63   256.54        22.65    69.83   119.63  256.54
   optional MAV                                         94.19  144.46   127.36   272.02        24.19    74.46   127.36  272.02
Pioneer Equity Income VCT Portfolio - Class II Shares
   base contract with no optional rider                 91.01  134.88   111.33   239.76        21.01    64.88   111.33  239.76
   optional MAV                                         92.55  139.52   119.11   255.50        22.55    69.52   119.11  255.50
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional rider                113.56  201.53   220.63   448.46        43.56   131.53   220.63  448.46
   optional MAV                                        115.10  205.96   227.72   461.08        45.10   135.96   227.72  461.08
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional rider                 91.22  135.50   112.37   241.88        21.22    65.50   112.37  241.88
   optional MAV                                         92.76  140.14   120.15   257.58        22.76    70.14   120.15  257.58
Putnam VT International Growth Fund - Class IB Shares
   base contract with no optional rider                 92.76  140.14   120.15   257.58        22.76    70.14   120.15  257.58
   optional MAV                                         94.29  144.77   127.87   273.04        24.29    74.77   127.87  273.04
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional rider                 89.99  131.78   106.12   229.15        19.99    61.78   106.12  229.15
   optional MAV                                         91.53  136.43   113.93   245.03        21.53    66.43   113.93  245.03
Strong Opportunity Fund II - Advisor Class
   base contract with no optional rider                 96.34  150.91   138.09   293.31        26.34    80.91   138.09  293.31
   optional MAV                                         97.88  155.50   145.71   308.25        27.88    85.50   145.71  308.25
Wanger International Small Cap
   base contract with no optional rider                 95.22  147.54   132.48   282.21        25.22    77.54   132.48  282.21
   optional MAV                                         96.75  152.14   140.13   297.32        26.75    82.14   140.13  297.32

--------------------------------------------------------------------------------
28 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
   base contract with no optional rider                $90.71 $133.95  $109.77  $236.59       $20.71   $63.95  $109.77 $236.59
   optional MAV                                         92.24  138.60   117.56   252.37        22.24    68.60   117.56  252.37
Wells Fargo VT Asset Allocation Fund
   base contract with no optional rider                 90.81  134.26   110.29   237.65        20.81    64.26   110.29  237.65
   optional MAV                                         92.35  138.91   118.08   253.41        22.35    68.91   118.08  253.41
Wells Fargo VT International Equity Fund
   base contract with no optional rider                 90.81  134.26   110.29   237.65        20.81    64.26   110.29  237.65
   optional MAV                                         92.35  138.91   118.08   253.41        22.35    68.91   118.08  253.41
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional rider                 92.86  140.45   120.66   258.61        22.86    70.45   120.66  258.61
   optional MAV                                         94.40  145.07   128.38   274.07        24.40    75.07   128.38  274.07

* In these examples for RAVA Select, the $30 contract administrative charge is approximated as a 0.030% charge based on our average contract size. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
29 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Condensed Financial Information


(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and did not have any activity as of the date of this financial statement.

Year ended Dec. 31,                                                                                   2001          2000(1)
Subaccount BC7 (Investing in shares of AXP(R) Variable Portfolio - Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                                                       $0.90            $1.00
Accumulation unit value at end of period                                                             $0.74            $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                827              268
Ratio of operating expense to average net assets                                                     0.95%            0.95%

Subaccount BC8 (Investing in shares of AXP(R) Variable Portfolio - Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                                                       $0.90            $1.00
Accumulation unit value at end of period                                                             $0.75            $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                653              161
Ratio of operating expense to average net assets                                                     0.75%            0.75%

Subaccount BD7 (Investing in shares of AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                       $1.02            $1.00
Accumulation unit value at end of period                                                             $1.09            $1.02
Number of accumulation units outstanding at end of period (000 omitted)                              4,119              600
Ratio of operating expense to average net assets                                                     0.95%            0.95%

Subaccount BD8 (Investing in shares of AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                       $1.02            $1.00
Accumulation unit value at end of period                                                             $1.09            $1.02
Number of accumulation units outstanding at end of period (000 omitted)                              3,860              476
Ratio of operating expense to average net assets                                                     0.75%            0.75%

Subaccount CR7 (Investing in shares of AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                                       $0.88            $1.00
Accumulation unit value at end of period                                                             $0.71            $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                326               65
Ratio of operating expense to average net assets                                                     0.95%            0.95%

Subaccount CR8 (Investing in shares of AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                                       $0.88            $1.00
Accumulation unit value at end of period                                                             $0.71            $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                339              110
Ratio of operating expense to average net assets                                                     0.75%            0.75%

Subaccount CM7 (Investing in shares of AXP(R) Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                       $1.01            $1.00
Accumulation unit value at end of period                                                             $1.04            $1.01
Number of accumulation units outstanding at end of period (000 omitted)                             13,646            4,153
Ratio of operating expense to average net assets                                                     0.95%            0.95%
Simple yield(2)                                                                                      0.67%               --
Compound yield(2)                                                                                    0.67%               --

Subaccount CM8 (Investing in shares of AXP(R) Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                       $1.01            $1.00
Accumulation unit value at end of period                                                             $1.04            $1.01
Number of accumulation units outstanding at end of period (000 omitted)                             14,112            3,674
Ratio of operating expense to average net assets                                                     0.75%            0.75%
Simple yield(2)                                                                                      0.85%               --
Compound yield(2)                                                                                    0.85%               --

Subaccount DE7 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                       $1.00            $1.00
Accumulation unit value at end of period                                                             $1.01            $1.00
Number of accumulation units outstanding at end of period (000 omitted)                              1,303               83
Ratio of operating expense to average net assets                                                     0.95%            0.95%


--------------------------------------------------------------------------------
30 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Year ended Dec. 31,                                                                                       2001          2000(1)
Subaccount DE8 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                           $1.00            $1.00
Accumulation unit value at end of period                                                                 $1.01            $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                  1,089               17
Ratio of operating expense to average net assets                                                         0.75%            0.75%

Subaccount EM7 (Investing in shares of AXP(R) Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                                           $0.88            $1.00
Accumulation unit value at end of period                                                                 $0.86            $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                    107               12
Ratio of operating expense to average net assets                                                         0.95%            0.95%

Subaccount EM8 (Investing in shares of AXP(R) Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                                           $0.88            $1.00
Accumulation unit value at end of period                                                                 $0.87            $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                    100                7
Ratio of operating expense to average net assets                                                         0.75%            0.75%

Subaccount ES7(3) (Investing in shares of AXP(R) Variable Portfolio - Equity Select Fund)
Accumulation unit value at beginning of period                                                           $1.00               --
Accumulation unit value at end of period                                                                 $0.99               --
Number of accumulation units outstanding at end of period (000 omitted)                                    184               --
Ratio of operating expense to average net assets                                                         0.95%               --

Subaccount ES8(3) (Investing in shares of AXP(R) Variable Portfolio - Equity Select Fund)
Accumulation unit value at beginning of period                                                           $1.00               --
Accumulation unit value at end of period                                                                 $1.00               --
Number of accumulation units outstanding at end of period (000 omitted)                                     86               --
Ratio of operating expense to average net assets                                                         0.75%               --

Subaccount EI7 (Investing in shares of AXP(R) Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                           $0.93            $1.00
Accumulation unit value at end of period                                                                 $0.97            $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                  3,548              577
Ratio of operating expense to average net assets                                                         0.95%            0.95%

Subaccount EI8 (Investing in shares of AXP(R) Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                           $0.93            $1.00
Accumulation unit value at end of period                                                                 $0.97            $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                  2,596              465
Ratio of operating expense to average net assets                                                         0.75%            0.75%

Subaccount FI7 (Investing in shares of AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                           $1.03            $1.00
Accumulation unit value at end of period                                                                 $1.08            $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                  4,050              474
Ratio of operating expense to average net assets                                                         0.95%            0.95%

Subaccount FI8 (Investing in shares of AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                           $1.03            $1.00
Accumulation unit value at end of period                                                                 $1.09            $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                  2,737              252
Ratio of operating expense to average net assets                                                         0.75%            0.75%

Subaccount GB7 (Investing in shares of AXP(R) Variable Portfolio - Global Bond Fund)
Accumulation unit value at beginning of period                                                           $1.05            $1.00
Accumulation unit value at end of period                                                                 $1.05            $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                  1,001              174
Ratio of operating expense to average net assets                                                         0.95%            0.95%

Subaccount GB8 (Investing in shares of AXP(R) Variable Portfolio - Global Bond Fund)
Accumulation unit value at beginning of period                                                           $1.05            $1.00
Accumulation unit value at end of period                                                                 $1.05            $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                    529               95
Ratio of operating expense to average net assets                                                         0.75%            0.75%


--------------------------------------------------------------------------------
31 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Year ended Dec. 31,                                                                                       2001          2000(1)
Subaccount GR7 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                                                           $0.77            $1.00
Accumulation unit value at end of period                                                                 $0.53            $0.77
Number of accumulation units outstanding at end of period (000 omitted)                                  2,826            1,195
Ratio of operating expense to average net assets                                                         0.95%            0.95%

Subaccount GR8 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                                                           $0.77            $1.00
Accumulation unit value at end of period                                                                 $0.53            $0.77
Number of accumulation units outstanding at end of period (000 omitted)                                  2,185              741
Ratio of operating expense to average net assets                                                         0.75%            0.75%

Subaccount IE7 (Investing in shares of AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                                           $0.91            $1.00
Accumulation unit value at end of period                                                                 $0.64            $0.91
Number of accumulation units outstanding at end of period (000 omitted)                                    455              316
Ratio of operating expense to average net assets                                                         0.95%            0.95%

Subaccount IE8 (Investing in shares of AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                                           $0.91            $1.00
Accumulation unit value at end of period                                                                 $0.64            $0.91
Number of accumulation units outstanding at end of period (000 omitted)                                    182               13
Ratio of operating expense to average net assets                                                         0.75%            0.75%

Subaccount MF7 (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                           $0.95            $1.00
Accumulation unit value at end of period                                                                 $0.84            $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                  1,468              387
Ratio of operating expense to average net assets                                                         0.95%            0.95%

Subaccount MF8 (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                           $0.95            $1.00
Accumulation unit value at end of period                                                                 $0.84            $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                    988              129
Ratio of operating expense to average net assets                                                         0.75%            0.75%

Subaccount ND7 (Investing in shares of AXP(R) Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                           $0.89            $1.00
Accumulation unit value at end of period                                                                 $0.74            $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                  8,744            1,885
Ratio of operating expense to average net assets                                                         0.95%            0.95%

Subaccount ND8 (Investing in shares of AXP(R) Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                           $0.89            $1.00
Accumulation unit value at end of period                                                                 $0.74            $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                  6,990            1,168
Ratio of operating expense to average net assets                                                         0.75%            0.75%

Subaccount SV7(4) (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
Accumulation unit value at beginning of period                                                           $1.00               --
Accumulation unit value at end of period                                                                 $1.07               --
Number of accumulation units outstanding at end of period (000 omitted)                                    628               --
Ratio of operating expense to average net assets                                                         0.95%               --

Subaccount SV8(4) (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
Accumulation unit value at beginning of period                                                           $1.00               --
Accumulation unit value at end of period                                                                 $1.07               --
Number of accumulation units outstanding at end of period (000 omitted)                                    606               --
Ratio of operating expense to average net assets                                                         0.75%               --

Subaccount IV7 (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index Fund)
Accumulation unit value at beginning of period                                                           $0.92            $1.00
Accumulation unit value at end of period                                                                 $0.80            $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                  1,886              113
Ratio of operating expense to average net assets                                                         0.95%            0.95%


--------------------------------------------------------------------------------
32 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Year ended Dec. 31,                                                                                   2001          2000(1)
Subaccount IV8 (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index Fund)
Accumulation unit value at beginning of period                                                       $0.92            $1.00
Accumulation unit value at end of period                                                             $0.80            $0.92
Number of accumulation units outstanding at end of period (000 omitted)                              2,214              129
Ratio of operating expense to average net assets                                                     0.75%            0.75%

Subaccount SC7 (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                       $0.95            $1.00
Accumulation unit value at end of period                                                             $0.88            $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                599              100
Ratio of operating expense to average net assets                                                     0.95%            0.95%

Subaccount SC8 (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                       $0.95            $1.00
Accumulation unit value at end of period                                                             $0.88            $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                440               65
Ratio of operating expense to average net assets                                                     0.75%            0.75%

Subaccount ST7(5) (Investing in shares of AXP(R) Variable Portfolio - Stock Fund)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.96               --
Number of accumulation units outstanding at end of period (000 omitted)                                  2               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount ST8(5) (Investing in shares of AXP(R) Variable Portfolio - Stock Fund)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.96               --
Number of accumulation units outstanding at end of period (000 omitted)                                 36               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount SA7 (Investing in shares of AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Accumulation unit value at beginning of period                                                       $0.72            $1.00
Accumulation unit value at end of period                                                             $0.48            $0.72
Number of accumulation units outstanding at end of period (000 omitted)                              2,100              750
Ratio of operating expense to average net assets                                                     0.95%            0.95%

Subaccount SA8 (Investing in shares of AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Accumulation unit value at beginning of period                                                       $0.72            $1.00
Accumulation unit value at end of period                                                             $0.48            $0.72
Number of accumulation units outstanding at end of period (000 omitted)                              1,186              459
Ratio of operating expense to average net assets                                                     0.75%            0.75%

Subaccount 7AC(5) (Investing in shares of AIM V.I. Capital Appreciation Fund, Series II Shares)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.98               --
Number of accumulation units outstanding at end of period (000 omitted)                                 70               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8AC(5) (Investing in shares of AIM V.I. Capital Appreciation Fund, Series II Shares)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.98               --
Number of accumulation units outstanding at end of period (000 omitted)                                114               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7AD(5) (Investing in shares of AIM V.I. Capital Development Fund, Series II Shares)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.98               --
Number of accumulation units outstanding at end of period (000 omitted)                                 67               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8AD(5) (Investing in shares of AIM V.I. Capital Development Fund, Series II Shares)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.98               --
Number of accumulation units outstanding at end of period (000 omitted)                                 65               --
Ratio of operating expense to average net assets                                                     0.75%               --


--------------------------------------------------------------------------------
33 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS


Year ended Dec. 31,                                                                                   2001          2000(1)
Subaccount 7AB(5) (Investing in shares of Alliance VP AllianceBernstein International
Value Portfolio (Class B))
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.98               --
Number of accumulation units outstanding at end of period (000 omitted)                                 29               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8AB(5) (Investing in shares of Alliance VP AllianceBernstein International Value
Portfolio (Class B))
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.98               --
Number of accumulation units outstanding at end of period (000 omitted)                                 38               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7AL(5) (Investing in shares of Alliance VP Growth and Income Portfolio (Class B))
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.96               --
Number of accumulation units outstanding at end of period (000 omitted)                                730               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8AL(5) (Investing in shares of Alliance VP Growth and Income Portfolio (Class B))
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.97               --
Number of accumulation units outstanding at end of period (000 omitted)                                307               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7AI(5) (Investing in shares of American Century(R) VP International, Class II)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.93               --
Number of accumulation units outstanding at end of period (000 omitted)                                152               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8AI(5) (Investing in shares of American Century(R) VP International, Class II)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.93               --
Number of accumulation units outstanding at end of period (000 omitted)                                119               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7AV(5) (Investing in shares of American Century(R) VP Value, Class II)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $1.04               --
Number of accumulation units outstanding at end of period (000 omitted)                                848               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8AV(5) (Investing in shares of American Century(R) VP Value, Class II)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $1.04               --
Number of accumulation units outstanding at end of period (000 omitted)                                719               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7SR (Investing in shares of Calvert Variable Series, Inc. Social Balanced Portfolio)
Accumulation unit value at beginning of period                                                       $0.93            $1.00
Accumulation unit value at end of period                                                             $0.86            $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                289               15
Ratio of operating expense to average net assets                                                     0.95%            0.95%

Subaccount 8SR (Investing in shares of Calvert Variable Series, Inc. Social Balanced Portfolio)
Accumulation unit value at beginning of period                                                       $0.93            $1.00
Accumulation unit value at end of period                                                             $0.86            $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                124               --
Ratio of operating expense to average net assets                                                     0.75%            0.75%

Subaccount 7CG(5) (Investing in shares of Evergreen VA Capital Growth Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.95               --
Number of accumulation units outstanding at end of period (000 omitted)                                103               --
Ratio of operating expense to average net assets                                                     0.95%               --


--------------------------------------------------------------------------------
34 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS


Year ended Dec. 31,                                                                                        2001          2000(1)
Subaccount 8CG(5) (Investing in shares of Evergreen VA Capital Growth Fund - Class 2)
Accumulation unit value at beginning of period                                                            $1.00               --
Accumulation unit value at end of period                                                                  $0.95               --
Number of accumulation units outstanding at end of period (000 omitted)                                     176               --
Ratio of operating expense to average net assets                                                          0.75%               --

Subaccount 7FG(5) (Investing in shares of Fidelity(R) VIP Growth & Income Portfolio Service Class 2)
Accumulation unit value at beginning of period                                                            $1.00               --
Accumulation unit value at end of period                                                                  $1.00               --
Number of accumulation units outstanding at end of period (000 omitted)                                     583               --
Ratio of operating expense to average net assets                                                          0.95%               --

Subaccount 8FG(5) (Investing in shares of Fidelity(R) VIP Growth & Income Portfolio Service Class)
Accumulation unit value at beginning of period                                                            $1.00               --
Accumulation unit value at end of period                                                                  $1.00               --
Number of accumulation units outstanding at end of period (000 omitted)                                     502               --
Ratio of operating expense to average net assets                                                          0.75%               --

Subaccount 7FM(5) (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class 2)
Accumulation unit value at beginning of period                                                            $1.00               --
Accumulation unit value at end of period                                                                  $1.04               --
Number of accumulation units outstanding at end of period (000 omitted)                                     536               --
Ratio of operating expense to average net assets                                                          0.95%               --

Subaccount 8FM(5) (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class 2)
Accumulation unit value at beginning of period                                                            $1.00               --
Accumulation unit value at end of period                                                                  $1.04               --
Number of accumulation units outstanding at end of period (000 omitted)                                     588               --
Ratio of operating expense to average net assets                                                          0.75%               --

Subaccount 7FO(5) (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class 2)
Accumulation unit value at beginning of period                                                            $1.00               --
Accumulation unit value at end of period                                                                  $0.95               --
Number of accumulation units outstanding at end of period (000 omitted)                                     101               --
Ratio of operating expense to average net assets                                                          0.95%               --

Subaccount 8FO(5) (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class 2)
Accumulation unit value at beginning of period                                                            $1.00               --
Accumulation unit value at end of period                                                                  $0.95               --
Number of accumulation units outstanding at end of period (000 omitted)                                     149               --
Ratio of operating expense to average net assets                                                          0.75%               --

Subaccount 7RE (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
Accumulation unit value at beginning of period                                                            $1.04            $1.00
Accumulation unit value at end of period                                                                  $1.11            $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   1,215              150
Ratio of operating expense to average net assets                                                          0.95%            0.95%

Subaccount 8RE (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
Accumulation unit value at beginning of period                                                            $1.04            $1.00
Accumulation unit value at end of period                                                                  $1.11            $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   1,003              137
Ratio of operating expense to average net assets                                                          0.75%            0.75%

Subaccount 7SI (Investing in shares of FTVIPT Franklin Small Cap Value Securities Fund - Class 2)
(previously FTVIPT Franklin Value Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                            $1.08            $1.00
Accumulation unit value at end of period                                                                  $1.22            $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                     410               56
Ratio of operating expense to average net assets                                                          0.95%            0.95%

Subaccount 8SI (Investing in shares of FTVIPT Franklin Small Cap Value Securities Fund - Class 2)
(previously FTVIPT Franklin Value Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                            $1.09            $1.00
Accumulation unit value at end of period                                                                  $1.23            $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                     350               18
Ratio of operating expense to average net assets                                                          0.75%            0.75%


--------------------------------------------------------------------------------
35 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Year ended Dec. 31,                                                                                   2001          2000(1)
Subaccount 7MS(5) (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.97               --
Number of accumulation units outstanding at end of period (000 omitted)                                155               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8MS(5) (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.97               --
Number of accumulation units outstanding at end of period (000 omitted)                                155               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
Accumulation unit value at beginning of period                                                       $0.91            $1.00
Accumulation unit value at end of period                                                             $0.79            $0.91
Number of accumulation units outstanding at end of period (000 omitted)                              1,422              202
Ratio of operating expense to average net assets                                                     0.95%            0.95%

Subaccount 8UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
Accumulation unit value at beginning of period                                                       $0.91            $1.00
Accumulation unit value at end of period                                                             $0.79            $0.91
Number of accumulation units outstanding at end of period (000 omitted)                              1,788              266
Ratio of operating expense to average net assets                                                     0.75%            0.75%

Subaccount 7MC (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)
Accumulation unit value at beginning of period                                                       $1.11            $1.00
Accumulation unit value at end of period                                                             $1.23            $1.11
Number of accumulation units outstanding at end of period (000 omitted)                              1,096              162
Ratio of operating expense to average net assets                                                     0.95%            0.95%

Subaccount 8MC (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)
Accumulation unit value at beginning of period                                                       $1.11            $1.00
Accumulation unit value at end of period                                                             $1.24            $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                796               37
Ratio of operating expense to average net assets                                                     0.75%            0.75%

Subaccount 7ID(5) (Investing in shares of INVESCO VIF - Dynamics Fund)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.96               --
Number of accumulation units outstanding at end of period (000 omitted)                                201               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8ID(5) (Investing in shares of INVESCO VIF - Dynamics Fund)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.96               --
Number of accumulation units outstanding at end of period (000 omitted)                                166               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7FS(5) (Investing in shares of INVESCO VIF - Financial Services Fund)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.97               --
Number of accumulation units outstanding at end of period (000 omitted)                                 90               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8FS(5) (Investing in shares of INVESCO VIF - Financial Services Fund)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.97               --
Number of accumulation units outstanding at end of period (000 omitted)                                123               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7TC(5) (Investing in shares of INVESCO VIF - Technology Fund)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.91               --
Number of accumulation units outstanding at end of period (000 omitted)                                 63               --
Ratio of operating expense to average net assets                                                     0.95%               --


--------------------------------------------------------------------------------
36 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Year ended Dec. 31,                                                                                   2001          2000(1)
Subaccount 8TC(5) (Investing in shares of INVESCO VIF - Technology Fund)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.91               --
Number of accumulation units outstanding at end of period (000 omitted)                                 92               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7TL(5) (Investing in shares of INVESCO VIF - Telecommunications Fund)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.84               --
Number of accumulation units outstanding at end of period (000 omitted)                                 70               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8TL(5) (Investing in shares of INVESCO VIF - Telecommunications Fund)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.84               --
Number of accumulation units outstanding at end of period (000 omitted)                                 14               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7GT (Investing in shares of Janus Aspen Series Global Technology Portfolio:
Service Shares)
Accumulation unit value at beginning of period                                                       $0.71            $1.00
Accumulation unit value at end of period                                                             $0.44            $0.71
Number of accumulation units outstanding at end of period (000 omitted)                              1,190              260
Ratio of operating expense to average net assets                                                     0.95%            0.95%

Subaccount 8GT (Investing in shares of Janus Aspen Series Global Technology Portfolio:
Service Shares)
Accumulation unit value at beginning of period                                                       $0.71            $1.00
Accumulation unit value at end of period                                                             $0.44            $0.71
Number of accumulation units outstanding at end of period (000 omitted)                              1,061              219
Ratio of operating expense to average net assets                                                     0.75%            0.75%

Subaccount 7IG (Investing in shares of Janus Aspen Series International Growth Portfolio:
Service Shares)
Accumulation unit value at beginning of period                                                       $0.87            $1.00
Accumulation unit value at end of period                                                             $0.66            $0.87
Number of accumulation units outstanding at end of period (000 omitted)                              3,147              640
Ratio of operating expense to average net assets                                                     0.95%            0.95%

Subaccount 8IG (Investing in shares of Janus Aspen Series International Growth Portfolio:
Service Shares)
Accumulation unit value at beginning of period                                                       $0.87            $1.00
Accumulation unit value at end of period                                                             $0.66            $0.87
Number of accumulation units outstanding at end of period (000 omitted)                              2,494              539
Ratio of operating expense to average net assets                                                     0.75%            0.75%

Subaccount 7IP (Investing in shares of Lazard Retirement International Equity Portfolio)
Accumulation unit value at beginning of period                                                       $1.01            $1.00
Accumulation unit value at end of period                                                             $0.76            $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                498               16
Ratio of operating expense to average net assets                                                     0.95%            0.95%

Subaccount 8IP(6) (Investing in shares of Lazard Retirement International Equity Portfolio)
Accumulation unit value at beginning of period                                                       $1.00            $1.00
Accumulation unit value at end of period                                                             $0.75            $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                352               --
Ratio of operating expense to average net assets                                                     0.75%            0.75%

Subaccount 7MG (Investing in shares of MFS(R) Investors Growth Stock Series - Service Class)
Accumulation unit value at beginning of period                                                       $0.87            $1.00
Accumulation unit value at end of period                                                             $0.65            $0.87
Number of accumulation units outstanding at end of period (000 omitted)                              3,342              685
Ratio of operating expense to average net assets                                                     0.95%            0.95%

Subaccount 8MG (Investing in shares of MFS(R) Investors Growth Stock Series - Service Class)
Accumulation unit value at beginning of period                                                       $0.87            $1.00
Accumulation unit value at end of period                                                             $0.65            $0.87
Number of accumulation units outstanding at end of period (000 omitted)                              2,296              695
Ratio of operating expense to average net assets                                                     0.75%            0.75%


--------------------------------------------------------------------------------
37 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Year ended Dec. 31,                                                                                   2001          2000(1)
Subaccount 7MD (Investing in shares of MFS(R) New Discovery Series - Service Class)
Accumulation unit value at beginning of period                                                       $0.90            $1.00
Accumulation unit value at end of period                                                             $0.85            $0.90
Number of accumulation units outstanding at end of period (000 omitted)                              2,670              527
Ratio of operating expense to average net assets                                                     0.95%            0.95%

Subaccount 8MD (Investing in shares of MFS(R) New Discovery Series - Service Class)
Accumulation unit value at beginning of period                                                       $0.90            $1.00
Accumulation unit value at end of period                                                             $0.85            $0.90
Number of accumulation units outstanding at end of period (000 omitted)                              2,760              479
Ratio of operating expense to average net assets                                                     0.75%            0.75%

Subaccount 7UT(5) (Investing in shares of MFS(R) Utilities Series - Service Class)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.89               --
Number of accumulation units outstanding at end of period (000 omitted)                                218               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8UT(5) (Investing in shares of MFS(R) Utilities Series - Service Class)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.89               --
Number of accumulation units outstanding at end of period (000 omitted)                                112               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7PE(5) (Investing in shares of Pioneer Equity Income VCT Portfolio - Class II Shares)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.98               --
Number of accumulation units outstanding at end of period (000 omitted)                                 41               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8PE(5) (Investing in shares of Pioneer Equity Income VCT Portfolio - Class II Shares)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.97               --
Number of accumulation units outstanding at end of period (000 omitted)                                 22               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7EU(5),(7) (Investing in shares of Pioneer Europe VCT Portfolio - Class II Shares)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.98               --
Number of accumulation units outstanding at end of period (000 omitted)                                 --               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8EU(5) (Investing in shares of Pioneer Europe VCT Portfolio - Class II Shares)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.98               --
Number of accumulation units outstanding at end of period (000 omitted)                                  5               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7HS(5) (Investing in shares of Putnam VT Health Sciences Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.98               --
Number of accumulation units outstanding at end of period (000 omitted)                                219               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8HS(5) (Investing in shares of Putnam VT Health Sciences Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.98               --
Number of accumulation units outstanding at end of period (000 omitted)                                169               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7PI(5) (Investing in shares of Putnam VT International Growth Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.96               --
Number of accumulation units outstanding at end of period (000 omitted)                                612               --
Ratio of operating expense to average net assets                                                     0.95%               --


--------------------------------------------------------------------------------
38 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Year ended Dec. 31,                                                                                   2001          2000(1)
Subaccount 8PI(5) (Investing in shares of Putnam VT International Growth Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.96               --
Number of accumulation units outstanding at end of period (000 omitted)                                364               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $0.79            $1.00
Accumulation unit value at end of period                                                             $0.52            $0.79
Number of accumulation units outstanding at end of period (000 omitted)                              4,095            1,162
Ratio of operating expense to average net assets                                                     0.95%            0.95%

Subaccount 8VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $0.79            $1.00
Accumulation unit value at end of period                                                             $0.52            $0.79
Number of accumulation units outstanding at end of period (000 omitted)                              3,407              767
Ratio of operating expense to average net assets                                                     0.75%            0.75%

Subaccount 7SO(5) (Investing in shares of Strong Opportunity Fund II - Advisor Class)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.99               --
Number of accumulation units outstanding at end of period (000 omitted)                                276               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8SO(5) (Investing in shares of Strong Opportunity Fund II - Advisor Class)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.99               --
Number of accumulation units outstanding at end of period (000 omitted)                                232               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7IT (Investing in shares of Wanger International Small Cap)
Accumulation unit value at beginning of period                                                       $0.80            $1.00
Accumulation unit value at end of period                                                             $0.63            $0.80
Number of accumulation units outstanding at end of period (000 omitted)                              1,069              225
Ratio of operating expense to average net assets                                                     0.95%            0.95%

Subaccount 8IT (Investing in shares of Wanger International Small Cap)
Accumulation unit value at beginning of period                                                       $0.80            $1.00
Accumulation unit value at end of period                                                             $0.63            $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                833              190
Ratio of operating expense to average net assets                                                     0.75%            0.75%

Subaccount 7SP (Investing in shares of Wanger U.S. Smaller Companies)
(previously Wanger U.S. Small Cap)
Accumulation unit value at beginning of period                                                       $1.02            $1.00
Accumulation unit value at end of period                                                             $1.13            $1.02
Number of accumulation units outstanding at end of period (000 omitted)                              1,227              128
Ratio of operating expense to average net assets                                                     0.95%            0.95%

Subaccount 8SP (Investing in shares of Wanger U.S. Smaller Companies)
(previously Wanger U.S. Small Cap)
Accumulation unit value at beginning of period                                                       $1.03            $1.00
Accumulation unit value at end of period                                                             $1.13            $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                855               77
Ratio of operating expense to average net assets                                                     0.75%            0.75%

Subaccount 7AA(3) (Investing in shares of Wells Fargo VT Asset Allocation Fund)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.97               --
Number of accumulation units outstanding at end of period (000 omitted)                                698               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8AA(3) (Investing in shares of Wells Fargo VT Asset Allocation Fund)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.97               --
Number of accumulation units outstanding at end of period (000 omitted)                              1,255               --
Ratio of operating expense to average net assets                                                     0.75%               --


--------------------------------------------------------------------------------
39 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Year ended Dec. 31,                                                                                   2001          2000(1)
Subaccount 7WI(3) (Investing in shares of Wells Fargo VT International Equity Fund)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.90               --
Number of accumulation units outstanding at end of period (000 omitted)                                 97               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8WI(3) (Investing in shares of Wells Fargo VT International Equity Fund)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.90               --
Number of accumulation units outstanding at end of period (000 omitted)                                 65               --
Ratio of operating expense to average net assets                                                     0.75%               --

Subaccount 7SG(3) (Investing in shares of Wells Fargo VT Small Cap Growth Fund)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.94               --
Number of accumulation units outstanding at end of period (000 omitted)                                222               --
Ratio of operating expense to average net assets                                                     0.95%               --

Subaccount 8SG(3) (Investing in shares of Wells Fargo VT Small Cap Growth Fund)
Accumulation unit value at beginning of period                                                       $1.00               --
Accumulation unit value at end of period                                                             $0.94               --
Number of accumulation units outstanding at end of period (000 omitted)                                140               --
Ratio of operating expense to average net assets                                                     0.75%               --

(1) Operations commenced on Sept. 29, 2000.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3) Operations commenced on May 1, 2001.

(4) Operations commenced on Aug. 14, 2001.

(5) Operations commenced on Aug. 13, 2001.

(6) The subaccount had no activity as of Dec. 31, 2000.

(7) The subaccount had no activity as of Dec. 31, 2001.


--------------------------------------------------------------------------------
40 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Financial Statements


You can find our audited financial statements of the subaccounts in the SAI. The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.


Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of all applicable charges, including:

o   contract administrative charge,

o   mortality and expense risk fee,

o   MAV fee, and

o applicable surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for an optional feature.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------
41 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

The Variable Account and the Funds

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
BC7                 BC6              AXP(R) Variable        Objective: long-term total return     IDS Life, investment manager;
BC8                 BC9              Portfolio - Blue       exceeding that of the U.S. stock      American Express Financial
                                     Chip Advantage Fund    market. Invests primarily in blue     Corporation (AEFC), investment
                                                            chip stocks. Blue chip stocks are     adviser.
                                                            issued by companies with a market
                                                            capitalization of at least $1
                                                            billion, an established management,
                                                            a history of consistent earnings
                                                            and a leading position within their
                                                            respective industries.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
BD7                 BD6              AXP(R) Variable        Objective: high level of current      IDS Life, investment manager;
BD8                 BD9              Portfolio - Bond Fund  income while conserving the value     AEFC, investment adviser.
                                                            of the investment for the longest
                                                            time period. Invests primarily in
                                                            bonds and other debt obligations.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
CR7                 CR6              AXP(R) Variable        Objective: capital appreciation.      IDS Life, investment manager;
CR8                 CR9              Portfolio - Capital    Invests primarily in U.S. common      AEFC, investment adviser.
                                     Resource               Fund stocks and
                                                            other securities
                                                            convertible into
                                                            common stocks.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
CM7                 CM6              AXP(R) Variable        Objective: maximum current income     IDS Life, investment manager;
CM8                 CM9              Portfolio - Cash       consistent with liquidity and         AEFC, investment adviser.
                                     Management Fund        stability of principal. Invests
                                                            primarily in money market
                                                            securities.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
DE7                 DE6              AXP(R) Variable        Objective: high level of current      IDS Life, investment manager;
DE8                 DE9              Portfolio -            income and, as a secondary goal,      AEFC, investment adviser.
                                     Diversified Equity     steady growth of capital. Invests
                                     Income Fund            primarily in dividend-paying common
                                                            and preferred stocks.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
EM7                 EM6              AXP(R) Variable        Objective: long-term capital          IDS Life, investment manager;
EM8                 EM9              Portfolio - Emerging   growth. Invests primarily in equity   AEFC, investment adviser;
                                     Markets Fund           securities of companies in emerging   American Express Asset
                                                            market countries.                     Management International,
                                                                                                  Inc., a wholly-owned
                                                                                                  subsidiary of AEFC, is the
                                                                                                  sub-adviser.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
ES7                 ES6              AXP(R) Variable        Objective: growth of capital.         IDS Life, investment manager;
ES8                 ES9              Portfolio - Equity     Invests primarily in equity           AEFC, investment adviser.
                                     Select Fund            securities of medium-sized
                                                            companies.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
EI7                 EI6              AXP(R) Variable        Objective: high current income,       IDS Life, investment manager;
EI8                 EI9              Portfolio - Extra      with capital growth as a secondary    AEFC, investment adviser.
                                     Income Fund            objective. Invests primarily in
                                                            high-yielding, high-risk corporate
                                                            bonds (junk bonds) issued by U.S.
                                                            and foreign companies and
                                                            governments.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------


--------------------------------------------------------------------------------
42 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
FI7                 FI6              AXP(R) Variable        Objective: high level of current      IDS Life, investment manager;
FI8                 FI9              Portfolio - Federal    income and safety of principal        AEFC, investment adviser.
                                     Income Fund            consistent with an investment in
                                                            U.S. government and government
                                                            agency securities. Invests
                                                            primarily in debt obligations
                                                            issued or guaranteed as to
                                                            principal and interest by the U.S.
                                                            government, its agencies or
                                                            instrumentalities.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
GB7                 GB6              AXP(R) Variable        Objective: high total return          IDS Life, investment manager;
GB8                 GB9              Portfolio - Global     through income and growth of          AEFC, investment adviser.
                                     Bond Fund              capital. Non-diversified mutual
                                                            fund that invests primarily in debt
                                                            obligations of U.S. and foreign
                                                            issuers.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
GR7                 GR6              AXP(R) Variable        Objective: long-term capital          IDS Life, investment manager;
GR8                 GR9              Portfolio - Growth     growth. Invests primarily in common   AEFC, investment adviser.
                                     Fund                   stocks and securities convertible
                                                            into common stocks that appear to
                                                            offer growth opportunities.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
IE7                 IE6              AXP(R) Variable        Objective: capital appreciation.      IDS Life, investment manager;
IE8                 IE9              Portfolio -            Invests primarily in common stock     AEFC, investment adviser.
                                     International Fund     or convertible securities of          American Express Asset
                                                            foreign issuers that offer strong     Management International,
                                                            growth potential.                     Inc., a wholly-owned
                                                                                                  subsidiary of AEFC, is the
                                                                                                  sub-adviser.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
MF7                 MF6              AXP(R) Variable        Objective: maximum total investment   IDS Life, investment manager;
MF8                 MF9              Portfolio - Managed    return through a combination of       AEFC, investment adviser.
                                     Fund                   capital growth and
                                                            current income.
                                                            Invests primarily in
                                                            stocks, convertible
                                                            securities, bonds
                                                            and other debt
                                                            securities.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
ND7                 ND6              AXP(R) Variable        Objective: long-term growth of        IDS Life, investment manager;
ND8                 ND9              Portfolio - New        capital. Invests primarily in         AEFC, investment adviser.
                                     Dimensions             Fund(R) common
                                                            stocks showing
                                                            potential for
                                                            significant growth.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
SV7                 SV6              AXP(R) Variable        Objective: long-term capital          IDS Life, investment manager;
SV8                 SV9              Portfolio - Partners   appreciation. Non-diversified fund    AEFC, investment adviser;
                                     Small Cap Value Fund   that invests primarily in equity      Royce & Associates, LLC, Third
                                                            securities.                           Avenue Management LLC and
                                                                                                  National City Management
                                                                                                  Company, sub-advisers.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
IV7                 IV6              AXP(R) Variable        Objective: long-term capital          IDS Life, investment manager;
IV8                 IV9              Portfolio - S&P 500    appreciation. Non-diversified fund    AEFC, investment adviser.
                                     Index                  Fund that invests
                                                            primarily in
                                                            securities that are
                                                            expected to provide
                                                            investment results
                                                            that correspond to
                                                            the performance of
                                                            the S&P 500 Index.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------


--------------------------------------------------------------------------------
43 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
SC7                 SC6              AXP(R) Variable        Objective: long-term capital          IDS Life, investment manager;
SC8                 SC9              Portfolio - Small      growth. Invests primarily in equity   AEFC, investment adviser;
                                     Cap                    Advantage Fund
                                                            stocks of small
                                                            companies that are
                                                            Kenwood Capital
                                                            Management often
                                                            included in the
                                                            Russell 2000 LLC,
                                                            sub-adviser. Index
                                                            and/or have market
                                                            capitalization under
                                                            $2 billion.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
ST7                 ST6              AXP(R) Variable        Objective: current income and         IDS Life, investment manager;
ST8                 ST9              Portfolio - Stock      growth of capital. Invests            AEFC, investment adviser.
                                     Fund                   primarily in common
                                                            stocks and
                                                            securities
                                                            convertible into
                                                            common stock.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
SA7                 SA6              AXP(R) Variable        Objective: capital appreciation.      IDS Life, investment manager;
SA8                 SA9              Portfolio - Strategy   Invests primarily in equity           AEFC, investment adviser.
                                     Aggressive Fund        securities of growth companies.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7AC                 6AC              AIM V.I. Capital       Objective: growth of capital.         A I M Advisors, Inc.
8AC                 9AC              Appreciation Fund,     Invests principally in common
                                     Series                 II Shares stocks of
                                                            companies likely to
                                                            benefit from new or
                                                            innovative products,
                                                            services or
                                                            processes as well as
                                                            those with
                                                            above-average growth
                                                            and excellent
                                                            prospects for future
                                                            growth.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7AD                 6AD              AIM V.I. Capital       Objective: long term growth of        A I M Advisors, Inc.
8AD                 9AD              Development Fund,      capital. Invests primarily in
                                     Series                 II Shares securities
                                                            (including common
                                                            stocks, convertible
                                                            securities and
                                                            bonds) of small- and
                                                            medium-sized
                                                            companies.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7AB                 6AB              Alliance VP            Objective: long-term growth of        Alliance Capital Management,
8AB                 9AB              AllianceBernstein      capital. Invests primarily in a       L.P.
                                     International Value    diversified portfolio
                                                            of foreign Portfolio (Class B) equity
                                                            securities.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7AL                 6AL              Alliance VP Growth     Objective: reasonable current         Alliance Capital Management,
8AL                 9AL              and Income Portfolio   income and reasonable appreciation.   L.P.
                                     (Class                 B) Invests primarily
                                                            in dividend-paying
                                                            common stocks of
                                                            good quality.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7AI                 6AI              American Century(R)    Objective: long term capital          American Century Investment
8AI                 9AI              VP International,      growth. Invests primarily in stocks   Management, Inc.
                                     Class                  II of growing
                                                            foreign companies in
                                                            developed countries.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7AV                 6AV              American Century(R)    Objective: long-term capital          American Century Investment
8AV                 9AV              VP Value, Class II     growth, with income as a secondary    Management, Inc.
                                                            objective. Invests
                                                            primarily in stocks
                                                            of companies that
                                                            management believes
                                                            to be undervalued at
                                                            the time of
                                                            purchase.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------


--------------------------------------------------------------------------------
44 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7SR                 6SR              Calvert Variable       Objective: income and capital         Calvert Asset Management
8SR                 9SR              Series, Inc. Social    growth. Invests primarily in          Company, Inc. (CAMCO),
                                     Balanced Portfolio     stocks, bonds and money market        investment adviser. SSgA Funds
                                                            instruments which offer income and    Management, Inc. and Brown
                                                            capital growth opportunity and        Capital Management are the
                                                            which satisfy the investment and      investment subadvisers.
                                                            social criteria.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7CG                 6CG              Evergreen VA Capital   Objective: long-term capital          Evergreen Investment
8CG                 9CG              Growth Fund - Class 2  growth. The fund seeks to achieve     Management Company, LLC.
                                                            its goal by investing primarily in    Pilgrim Baxter Value
                                                            common stocks of large U.S.           Investors, Inc. is the
                                                            companies, which the portfolio        sub-investment adviser.
                                                            managers believe have the potential
                                                            for capital growth over the
                                                            intermediate- and long-term.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7FG                 6FG              Fidelity(R) VIP        Strategy: high total return through   Fidelity Management & Research
8FG                 9FG              Growth & Income        a combination of current income and   Company (FMR), investment
                                     Portfolio Service      capital appreciation. Normally        manager; FMR U.K. and FMR Far
                                     Class 2                invests a majority of assets in       East, sub-investment advisers.
                                                            common stocks with a
                                                            focus on those that
                                                            pay current
                                                            dividends and show
                                                            potential for
                                                            capital
                                                            appreciation.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7FM                 6FM              Fidelity(R) VIP Mid    Strategy : long-term growth of        FMR, investment manager; FMR
8FM                 9FM              Cap Portfolio          capital. Normally invests at least    U.K. and FMR Far East,
                                     Service Class 2        80% of assets in securities of        sub-investment advisers.
                                                            companies with medium market
                                                            capitalization common stocks.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7FO                 6FO              Fidelity(R) VIP        Strategy : long-term growth of        FMR, investment manager; FMR
8FO                 9FO              Overseas Portfolio     capital. Invests primarily in         U.K., FMR Far East, Fidelity
                                     Service Class 2        common stocks of foreign securities.  International Investment
                                                                                                  Advisers (FIIA) and FIIA U.K.,
                                                                                                  sub-investment advisers.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7RE                 6RE              FTVIPT Franklin Real   Objective: capital appreciation       Franklin Advisers, Inc.
8RE                 9RE              Estate Fund - Class 2  with a secondary goal to earn
                                                            current income.
                                                            Invests at least 80%
                                                            of its net assets in
                                                            investments of
                                                            companies operating
                                                            in the real estate
                                                            sector industry. The
                                                            Fund invests
                                                            primarily in equity
                                                            real estate
                                                            investment trusts
                                                            (REITs).
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------


--------------------------------------------------------------------------------
45 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7SI                 6SI              FTVIPT Franklin        Objective: long-term total return.    Franklin Advisory Services, LLC
8SI                 9SI              Small Cap Value        Invests at least 80% of its net
                                     Securities Fund -      assets in investments of
                                     small Class 2          capitalization companies. For this
                                     (previously            small capitalization
                                     FTVIPT Franklin Fund,  companies are those that have a
                                     Value Securities       market cap not exceeding $2.5
                                     Fund - Class 2)        billion, at the time
                                                            of purchase. Invests
                                                            primarily in equity
                                                            securities of
                                                            companies that
                                                            manager believes are
                                                            selling
                                                            substantially below
                                                            the underlying value
                                                            of their assets or
                                                            their private market
                                                            value.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7MS                 6MS              FTVIPT Mutual Shares   Objective: capital appreciation       Franklin Mutual Advisers, LLC
8MS                 9MS              Securities Fund -      with income as a secondary goal.
                                     Class 2                Invests primarily in equity
                                                            securities of companies that the
                                                            manager believes are available at
                                                            market prices less than their value
                                                            based on certain recognized or
                                                            objective criteria (intrinsic
                                                            value).
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7UE                 6UE              Goldman Sachs VIT      Objective: seeks long-term growth     Goldman Sachs Asset Management
8UE                 9UE              CORE(SM) U.S. Equity   of capital and dividend income.
                                     Fund                   Invests, under normal
                                                            circumstances, at least 90% of its
                                                            total assets (not including
                                                            securities lending collateral and
                                                            any investment of that collateral)
                                                            measured at time of purchase in a
                                                            broadly diversified portfolio of
                                                            large-cap and blue chip equity
                                                            investments representing all major
                                                            sectors of the U.S. economy.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7MC                 6MC              Goldman Sachs VIT      Objective: seeks long-term capital    Goldman Sachs Asset Management
8MC                 9MC              Mid Cap Value Fund     appreciation. Invests, under normal
                                                            circumstances, at
                                                            least 80% of its net
                                                            assets plus any
                                                            borrowing for
                                                            investment purposes
                                                            (measured at time of
                                                            purchase) in a
                                                            diversified
                                                            portfolio of equity
                                                            investments in
                                                            mid-capitalization
                                                            issuers within the
                                                            range of the market
                                                            capitalization of
                                                            companies
                                                            constituting the
                                                            Russell Midcap Value
                                                            Index at the time of
                                                            investment.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------


--------------------------------------------------------------------------------
46 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7ID                 6ID              INVESCO VIF -          Objective: long-term growth of        INVESCO Funds Group, Inc.
8ID                 9ID              Dynamics Fund          capital. Invests primarily in
                                                            common stocks of
                                                            mid-sized companies
                                                            -- companies
                                                            included in the
                                                            Russell Mid-Cap
                                                            Growth Index at the
                                                            time of purchase, or
                                                            if not included in
                                                            that Index, those
                                                            with market
                                                            capitalizations
                                                            between $2.5 billion
                                                            and $15 billion, at
                                                            the time of
                                                            purchase. The Fund
                                                            also has the
                                                            flexibility to
                                                            invest in other
                                                            types of securities,
                                                            including preferred
                                                            stocks, convertible
                                                            securities and
                                                            bonds.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7FS                 6FS              INVESCO VIF -          Objective: long-term growth of        INVESCO Funds Group, Inc.
8FS                 9FS              Financial Services     capital. Aggressively managed.
                                     Fund                   Invests at least 80% of its assets
                                                            in the equity securities and equity
                                                            related instruments of companies
                                                            involved in the financial services
                                                            sector. These companies include,
                                                            but are not limited to, banks,
                                                            insurance companies, and investment
                                                            and miscellaneous industries (asset
                                                            managers, brokerage firms, and
                                                            government-sponsored agencies and
                                                            suppliers to financial services
                                                            companies).
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7TC                 6TC              INVESCO VIF -          Objective: long-term growth of        INVESCO Funds Group, Inc.
8TC                 9TC              Technology Fund        capital. The Fund is aggressively
                                                            managed.  Invests  at  least  80%
                                                            of its  assets  in  equity
                                                            securities  and  equity  related
                                                            instruments  of  companies
                                                            engaged in technology-related
                                                            industries. These include, but
                                                            are  not  limited  to,  applied
                                                            technology,  biotechnology,
                                                            communications,   computers,
                                                            electronics,   Internet, IT
                                                            services and consulting, software,
                                                            telecommunications equipment and
                                                            services,  IT  infrastructure,
                                                            and networking companies.  Many of
                                                            these products and services are
                                                            subject to rapid  obsolescence,
                                                            which may lower the market value of
                                                            securities of the companies in this
                                                            sector.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------


--------------------------------------------------------------------------------
47 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7TL                 6TL              INVESCO VIF -          Objective: long-term growth of        INVESCO Funds Group, Inc.
8TL                 9TL              Telecommunications     capital. Current income is a
                                     Fund                   secondary objective. The Fund is
                                                            aggressively managed. Invests at
                                                            least 80% of its assets in equity
                                                            securities and equity-related
                                                            instruments of companies involved
                                                            in the design, development,
                                                            manufacture, distribution or sale
                                                            of communications services and
                                                            equipment, and companies that are
                                                            involved in supplying equipment or
                                                            services to such companies. The
                                                            telecommunications sector includes
                                                            companies that offer telephone
                                                            services, wireless communications,
                                                            satellite communications,
                                                            television and movie programming,
                                                            broadcasting and Internet access.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7GT                 6GT              Janus Aspen Series     Objective: long-term growth of        Janus Capital
8GT                 9GT              Global Technology      capital. Non-diversified mutual
                                     Portfolio: Service     fund that invests, under normal
                                     Shares                 circumstances, at least 80% of its
                                                            net assets in securities of
                                                            companies that the portfolio manager
                                                            believes will benefit
                                                            significantly from advances or
                                                            improvements in technology. It
                                                            implements this policy by investing
                                                            primarily in equity securities of
                                                            U.S. and foreign companies selected
                                                            for their growth potential.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7IG                 6IG              Janus Aspen Series     Objective: long-term growth of        Janus Capital
8IG                 9IG              International Growth   capital. Invests, under normal
                                     Portfolio: Service     circumstances, at least 80% of its
                                     Shares                 net assets in securities of issuers
                                                            from at least five different
                                                            countries, excluding the United
                                                            States. Although the Portfolio
                                                            intends to invest substantially
                                                            all of its assets in issuers located
                                                            outside the United States, it may at
                                                            times invest in U.S. issuers and it
                                                            may at times invest all of its
                                                            assets in fewer than five
                                                            countries or even a single country.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------


--------------------------------------------------------------------------------
48 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7IP                 6IP              Lazard Retirement      Objective: long-term capital          Lazard Asset Management
8IP                 9IP              International Equity   appreciation. Invests primarily in
                                     Portfolio              equity securities, principally
                                                            common stocks of relatively large
                                                            non-U.S. companies with market
                                                            capitalizations in the range of the
                                                            Morgan Stanley Capital
                                                            International (MSCI) Europe,
                                                            Australia and Far East (EAFE(R))
                                                            Index that the Investment Manager
                                                            believes are undervalued based on
                                                            their earnings, cash flow or asset
                                                            values.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7MG                 6MG              MFS(R) Investors       Objective: long-term growth of        MFS Investment Management(R)
8MG                 9MG              Growth Stock Series    capital and future income. Invests
                                     - Service Class        at least 80% of its total assets in
                                                            common stocks and related securities
                                                            of companies which MFS believes offer
                                                            better than average prospects for
                                                            long-term growth.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7MD                 6MD              MFS(R) New Discovery   Objective: capital appreciation.      MFS Investment Management(R)
8MD                 9MD              Series - Service       Invests primarily in equity
                                     Class                  securities of emerging growth
                                                            companies.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7UT                 6UT              MFS(R) Utilities       Objective: capital growth and         MFS Investment Management(R)
8UT                 9UT              Series - Service       current income. Invests primarily
                                     Class                  in equity and debt
                                                            securities of
                                                            domestic and foreign
                                                            companies in the
                                                            utilities industry.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7PE                 6PE              Pioneer Equity         Objective: current income and         Pioneer Investment Management,
8PE                 9PE              Income VCT Portfolio   long-term growth of capital from a    Inc.
                                     - Class II Shares      portfolio consisting primarily of
                                                            income producing equity securities
                                                            of U.S. corporations. Invests
                                                            primarily in common stocks,
                                                            preferred stocks and interests in
                                                            real estate investment trusts
                                                            (REITs). Normally, the portfolio
                                                            invests at least 80% of its total
                                                            assets in income producing equity
                                                            securities. The remainder of the
                                                            portfolio may be invested in debt
                                                            securities, most of which are
                                                            expected to be convertible into
                                                            common stocks.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------


--------------------------------------------------------------------------------
49 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7EU                 6EU              Pioneer Europe VCT     Objective: long-term growth of        Pioneer Investment Management,
8EU                 9EU              Portfolio - Class II   capital. Invests primarily in         Inc.
                                     Shares                 equity securities of European
                                                            issuers including common stocks,
                                                            preferred stocks, rights,
                                                            depositary receipts, warrants and
                                                            debt securities convertible into
                                                            common stock. Normally, the
                                                            portfolio invests 80% of its total
                                                            assets in equity securities of
                                                            European issuers. The portfolio may
                                                            also purchase forward foreign
                                                            currency contracts in connection
                                                            with its investments.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7HS                 6HS              Putnam VT Health       Objective: capital appreciation.      Putnam Investment Management,
8HS                 9HS              Sciences Fund -        The fund seeks its goal by            LLC
                                     Class                  IB Shares investing
                                                            at least 80%of its
                                                            net assets in common
                                                            stocks of U.S.
                                                            companies in the
                                                            health sciences
                                                            industries, with a
                                                            focus on growth
                                                            stocks.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7PI                 6PI              Putnam VT              Objective: capital appreciation.      Putnam Investment Management,
8PI                 9PI              International Growth   The fund seeks its goal by            LLC
                                     Fund - Class IB        investing mainly in stocks outside
                                     Shares                 the United States.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7VS                 6VS              Putnam VT Vista Fund   Objective: capital appreciation.      Putnam Investment Management,
8VS                 9VS              - Class IB Shares      The fund seeks its goal by            LLC
                                                            investing mainly in common stocks
                                                            of U.S. companies with a focus on
                                                            growth stocks.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7SO                 6SO              Strong Opportunity     Objective: seeks capital growth.      Strong Capital Management, Inc.
8SO                 9SO              Fund II - Advisor      Invests primarily in common stocks
                                     Class                  of medium
                                                            capitalization
                                                            companies that the
                                                            Fund's managers
                                                            believe are
                                                            underpriced, yet
                                                            have attractive
                                                            growth prospects.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7IT                 6IT              Wanger International   Objective: long-term growth of        Liberty Wanger Asset
8IT                 9IT              Small Cap              capital. Invests primarily in         Management, L.P.
                                                            stocks of small- and medium-size
                                                            non-U.S. companies
                                                            with capitalizations
                                                            of less than $2
                                                            billion.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7SP                 6SP              Wanger U.S. Smaller    Objective: long-term growth of        Liberty Wanger Asset
8SP                 9SP              Companies              capital. Invests primarily in         Management, L.P.
                                     (previously Wanger     stocks of small- and medium-size
                                     U.S. Small Cap)        U.S. companies with capitalizations
                                                            of less than $2 billion.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------


--------------------------------------------------------------------------------
50 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
Subaccount for      Subaccount for   Investing In           Investment Objectives and Policies    Investment Adviser or Manager
RAVA Advantage      RAVA Select
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7AA                 6AA              Wells Fargo VT Asset   Objective: long-term total return     Wells Fargo Funds Management,
8AA                 9AA              Allocation Fund        consistent with reasonable risk.      LLC, adviser; Wells Capital
                                                            Invests in equity and fixed-income    Management Incorporated,
                                                            securities in varying proportions,    sub-adviser.
                                                            with "neutral" target allocation of
                                                            60% equity securities and 40%
                                                            fixed-income securities. The Fund
                                                            invests its equity portion of
                                                            assets in common stocks to
                                                            replicate the S&P 500 Index and its
                                                            fixed-income portion of assets in
                                                            U.S. Treasury Bonds to replicate
                                                            the Lehman Brothers 20+ Treasury
                                                            Index. The Fund seeks to maintain a
                                                            95% or better performance
                                                            correlation with the respective
                                                            indexes.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7WI                 6WI              Wells Fargo VT         Objective: total return with an       Wells Fargo Funds Management,
8WI                 9WI              International Equity   emphasis on long-term capital         LLC, adviser; Wells Capital
                                     Fund                   appreciation. Invests primarily in    Management Incorporated,
                                                            equity securities of non-U.S.         sub-adviser.
                                                            companies based in developed
                                                            foreign countries or emerging
                                                            markets.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------
7SG                 6SG              Wells Fargo VT Small   Objective: long-term capital          Wells Fargo Funds Management,
8SG                 9SG              Cap Growth Fund        appreciation. Invests primarily in    LLC, adviser; Wells Capital
                                                            companies with above-average growth   Management Incorporated,
                                                            potential and whose market            sub-adviser.
                                                            capitalization falls within the
                                                            range of the Russell 2000 Index,
                                                            which is considered a small
                                                            capitalization index.
------------------- ---------------- ---------------------- ------------------------------------- --------------------------------


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

--------------------------------------------------------------------------------
51 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 89 or younger.

When you apply, you may select:

o   the optional MAV Rider,(1)

o   the fixed account and/or subaccounts in which you want to invest;

o   how you want to make purchase payments; and

o   a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

(1) The MAV Death Benefit is only available if you and the annuitant are 75 or younger at contract issue.

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52 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o   no earlier than the 60th day after the contract's effective date; and

o   no later than the annuitant's 90th birthday.

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o   on or after the date the annuitant reaches age 59-1/2; and

o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70-1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70-1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70-1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
Minimum allowable purchase payments(1)

   If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or

     $50 per month

                                                   RAVA Advantage    RAVA Select
   If paying by any other method:
     initial payment for qualified annuities            $1,000           $ 2,000
     initial payment for nonqualified annuities          2,000            10,000
     for any additional payments                            50                50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.


Maximum allowable purchase payments(2) based on the age of you or the annuitant, whoever is older, on the effective date of the contract:


                                                   RAVA Advantage    RAVA Select
   For the first year:
     up to age 85                                   $2,000,000          $999,999
     for ages 86 to 89                                 100,000           100,000

   For each subsequent year:
     up to age 85                                      100,000           100,000
     for ages 86 to 89                                  50,000            50,000

(2) These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

--------------------------------------------------------------------------------
53 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 By letter:

Send your check along with your name and contract number to:

Regular mail:
IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

Express mail:
IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203

2 By scheduled payment plan:

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o   a bank authorization.

Charges

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% for RAVA Advantage and 1.20% for RAVA Select of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% for RAVA Advantage and 1.00% for RAVA Select of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

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54 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE
We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.15% of your variable account contract value of RAVA Advantage or RAVA Select. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total contract value.


When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.


SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) years before surrender. For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three (3) contract years. The surrender charge percentages that apply to you are shown in your contract.

Surrender charge under RAVA Advantage:
For purposes of calculating any surrender charge under RAVAAdvantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

Surrender charge schedule

  Years from purchase payment receipt           Withdrawal charge percentage
                   1                                         7%
                   2                                          7
                   3                                          7
                   4                                          6
                   5                                          5
                   6                                          4
                   7                                          2
                   Thereafter                                 0

(1) The MAV Death Benefit is only available if you and the annuitant are 75 or younger at contract issue.

--------------------------------------------------------------------------------
55 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Surrender charge under RAVA Select
For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

              Contract year                      Surrender charge percentage
                   1                                         7%
                   2                                          7
                   3                                          7
                   Thereafter                                 0

Partial surrenders under RAVA Advantage and RAVA Select:
For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually surrendered from your contract is $1,075.27. We determine this amount as follows:

          Amount requested          or      $1,000 = $1,075.27
         ------------------                 ------
       1.00 - surrender charge               .93

By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV Death Benefit charge.

Surrender charge under Annuity Payout Plan E: Payouts for a specified period. Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

--------------------------------------------------------------------------------
56 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Surrender charge calculation example
The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract that contains a seven-year surrender charge schedule with this history:

o The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o   We received these payments:

    --  $10,000 July 1, 2002;

    --  $8,000 Dec. 31, 2007

    --  $6,000 Feb. 20, 2010; and

o The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2011 and had not made any other surrenders during that contract year; and

o   The prior anniversary July 1, 2010 contract value was $28,000.

       Surrender
        charge    Explanation

           $ 0    $2,500 is contract earnings surrendered without charge; and

             0 $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).

                  (10% x $28,000) = $2,800 - $2,500 = $300

             0 $10,000 July 1, 2002 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and

           480 $8,000 Dec. 31, 2007 purchase payment is in its fourth year from receipt, surrendered with a 6% surrender charge; and

           420 $6,000 Feb. 20, 2010 purchase payment is in its second year from receipt, surrendered with a 7% surrender charge.
          ----
          $900

Waiver of surrender charges
We do not assess surrender charges under RAVA Advantage or RAVA Select for:

o   surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

o   amounts we refund to you during the free look period*; and

o   death benefits.*

* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")

Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59-1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

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57 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o   plus any purchase payment credits allocated to the fixed account;

o   plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

o   minus any prorated portion of the contract administrative charge.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, or a surrender charge, or any applicable charge for an optional death benefit, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o   dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o   additional purchase payments you allocate to the subaccounts;

o   any purchase payment credits allocated to the subaccounts;

o   transfers into or out of the subaccounts;

o   partial surrenders;

o   surrender charges;

o   a prorated portion of the contract administrative charge; and/or

o   a prorated portion of the MAV Death Benefit Rider fee (if selected).

Accumulation unit values will fluctuate due to:

o   changes in funds' net asset value;

o   dividends distributed to the subaccounts;

o   capital gains or losses of funds;

o   fund operating expenses; and/or

o   mortality and expense risk fees.

--------------------------------------------------------------------------------
58 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Purchase payment credits under RAVA Advantage
For RAVA Advantage, we add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see "The Contract in Brief -- Free look period").

To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

This credit is available because of lower costs associated with larger sized contracts and lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.

Purchase payment credits under RAVA Select
For RAVA Select, we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.


We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.") We will not assess a charge equal to the amount of the purchase payment credits upon payment of a death benefit or surrender.


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59 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                        Number
                                            Amount     Accumulation    of units
By investing an equal number      Month    invested     unit value     purchased
of dollars each month ...          Jan       $100           $20          5.00
                                   Feb        100           18           5.56
you automatically buy              Mar        100           17           5.88
more units when the per unit       Apr        100           15           6.67
market price is low ...            May        100           16           6.25
                                   Jun        100           18           5.56
and fewer units                    Jul        100           17           5.88
when the per unit                  Aug        100           19           5.26
market price is high.             Sept        100           21           4.76
                                   Oct        100           20           5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

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60 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS
You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract. We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

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61 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

Express mail:
IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value or entire account balance

2 By automated transfers and automated partial surrenders:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

Minimum amount
Transfers or surrenders:   $50

Maximum amount
Transfers or surrenders:   None (except for automated transfers from the
                           fixed account)

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62 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Surrenders

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge"), MAV Death Benefit charges (see "Charges -- Maximum Anniversary Value Death Benefit Rider Fee") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT
1 By regular or express mail:

o   payable to you;

o   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 By wire:

o   request that payment be wired to your bank;

o   bank account must be in the same ownership as your contract; and

o   pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

    -- the surrender amount includes a purchase payment check that has not cleared;

    -- the NYSE is closed, except for normal holiday and weekend closings;

    -- trading on the NYSE is restricted, according to SEC rules;

    -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

    -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

    --  you are at least age 59-1/2;

    --  you are disabled as defined in the Code;

    -- you separated from the service of the employer who purchased the contract; or

    --  the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

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63 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit. If the attained age of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership.
Please see the description of this rider in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death -- Standard Death Benefit

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o   contract value;

o   purchase payments minus adjusted partial surrenders; or

o the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o   contract value; or

o   purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders:

                                     PS x DB
                                   ----------
                                       CV

           PS = the partial surrender including any applicable surrender charge.

           DB = is the death benefit on the date of (but prior to) the partial surrender.

           CV = the contract value on the date of (but prior to) the partial surrender.

Example of standard death benefit calculation when you and annuitant are age 80 or younger:

o   You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

o On Jan 1, 2008 (the sixth contract anniversary) the contract value grows to $30,000.

o March 1, 2008 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

    We calculate the death benefit on March 1, 2008 as follows:

    The contract value on the most recent sixth contract anniversary:      $ 30,000.00
    plus purchase payments made since that anniversary:                          +0.00
    minus adjusted partial surrenders taken since that anniversary calculated as:

       ($1,500 X $30,000)
       ------------------                                                    -1,607.14
            $28,000                                                         -----------
    for a death benefit of:                                                $ 28,392.86

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64 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities
If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities
The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70-1/2. If the annuitant attained age 70-1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 70-1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70-1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

    o the beneficiary asks us in writing within 60 days after we receive proof of death; and

    o    payouts begin no later than one year following the year of your death;
         and

    o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Optional Benefits

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.

On the first contract anniversary we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the MAV

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

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65 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Example

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

o On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2003 as follows:

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your contract anniversary contract values:         $24,000
         plus purchase payments made since that anniversary:                 +0
         minus adjusted partial surrenders, calculated as:

         $1,500 X $24,000
         ----------------  =                                             -1,636
              $22,000                                                   -------

         for a death benefit of:                                        $22,364

Nonqualified Annuities: If your spouse is the sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

Qualified Annuities: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70-1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o   the annuity payout plan you select;

o   the annuitant's age and, in most cases, sex;

o   the annuity table in the contract; and

o   the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

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66 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES
The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges-- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

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67 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

Purchase payment credits: These are considered earnings and are taxed accordingly.

Surrenders: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay an IRS penalty for surrenders you make before reaching age 59-1/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Special considerations if you select the MAV death benefit rider: As of the date of this prospectus, we believe that charges related to this rider are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the IRS tax penalty for surrenders before the age of 59-1/2, if applicable.

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68 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We reserve the right to report charges for this rider as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to this rider on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59-1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59-1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59-1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

o   because of your death;

o   because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o   the payout is a minimum distribution required under the Code; or

o   the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.

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69 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS Life of New York's tax status: IDS Life of New York is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered part of IDS Life of New York, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life of New York, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life of New York reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o   the reserve held in each subaccount for your contract; divided by

o   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o   laws or regulations change;

o   the existing funds become unavailable; or

o   in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o   add new subaccounts;

o   combine any two or more subaccounts;

o   make additional subaccounts investing in additional funds;

o   transfer assets to and from the subaccounts or the variable account; and

o   eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

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70 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

About the Service Providers

PRINCIPAL UNDERWRITER
American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 9,900 financial advisors.


ISSUER
IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.

IDS Life of New York pays commissions for sales of the contracts of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trial commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life of New York will pay or permit other promotional incentives, in cash or credit or other compensations.

LEGAL PROCEEDINGS
A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life of New York and its affiliates do business. IDS Life of New York and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. IDS Life of New York is a named defendant in one of the suits, Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life of New York does not consider any lawsuits in which it is named as a defendant to be material.

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71 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Table of Contents of the Statement of Additional Information


Performance Information                              p.   3

Calculating Annuity Payouts                          p.  54

Rating Agencies                                      p.  55

Principal Underwriter                                p.  55

Independent Auditors                                 p.  55


Financial Statements

--------------------------------------------------------------------------------
72 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------
   (logo)
  AMERICAN
   EXPRESS
(R)
--------------------------------------------------------------------------------

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251


                                                                S-6410 A (11/02)

                      STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(SM)
                  VARIABLE ANNUITY/AMERICAN EXPRESS RETIREMENT
                       ADVISOR SELECT(SM) VARIABLE ANNUITY


                  IDS Life of New York Variable Annuity Account

                                  Nov. 5, 2002

IDS Life of New York Variable Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


Table of Contents

Performance Information                     p.   3

Calculating Annuity Payouts                 p.  54

Rating Agencies                             p.  55

Principal Underwriter                       p.  55

Independent Auditors                        p.  55

Financial Statements

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                           P(1 + T)(to the power of n) = ERV

where:         P = a hypothetical initial payment of $1,000

               T = average annual total return

               n = number of years

             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC7            Blue Chip Advantage Fund (9/99; 9/99)(b)         (22.55%)     (25.17%)    (22.55%)       --%        --%    (10.56%)
BD7            Bond Fund (9/99; 10/81)                           (0.29)        1.61       (0.29)      2.92       6.15       9.04
CR7            Capital Resource Fund (9/99; 10/81)              (24.04)      (27.90)     (24.04)      3.15       5.64      10.82
CM7            Cash Management Fund (9/99; 10/81)                (3.92)       (2.19)      (3.92)      2.86       3.31       5.20
DE7            Diversified Equity Income Fund (9/99; 9/99)       (5.39)       (4.62)      (5.39)        --         --      (1.38)
EM7            Emerging Markets Fund (5/00; 5/00)                (8.66)      (15.81)      (8.66)        --         --     (21.66)
ES7            Equity Select Fund (5/01; 5/01)                      --        (8.03)(c)      --         --         --      (8.03)(d)
EI7            Extra Income Fund (9/99; 5/96)                    (2.78)       (7.39)      (2.78)     (0.23)        --       0.83
FI7            Federal Income Fund (9/99; 9/99)                  (1.49)        1.17       (1.49)        --         --       2.55
GB7            Global Bond Fund (9/99; 5/96)                     (6.12)       (1.21)      (6.12)      0.25         --       1.63
GR7            Growth Fund (9/99; 9/99)                         (35.87)      (43.15)     (35.87)        --         --     (19.34)
IE7            International Fund (9/99; 1/92)                  (33.78)      (33.67)     (33.78)     (3.46)        --       2.69
MF7            Managed Fund (9/99; 4/86)                        (17.12)      (17.50)     (17.12)      4.76       7.59       8.97
ND7            New Dimensions Fund(R) (9/99; 5/96)              (22.75)      (25.75)     (22.75)      7.89         --       9.07
SV7            Partners Small Cap Value Fund (8/01; 8/01)           --        (0.28)(c)      --         --         --      (0.28)(d)
IV7            S&P 500 Index Fund (5/00; 5/00)                  (18.85)      (21.08)     (18.85)        --         --     (17.48)
SC7            Small Cap Advantage Fund (9/99; 9/99)            (13.38)      (14.85)     (13.38)        --         --       0.27
ST7            Stock Fund (8/01; 8/01)                              --        (9.68)(c)      --         --         --      (9.68)(d)
SA7            Strategy Aggressive Fund (9/99; 1/92)            (37.67)      (47.26)     (37.67)     (0.58)        --       5.47
             AIM V.I.
7AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (9.14)(c)  (28.86)      3.95         --      10.48
7AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (8.86)(c)  (14.82)        --         --       2.37
             ALLIANCE VP
7AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                  --        (8.92)(c)      --         --         --      (8.24)(d)
7AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --        (9.98)(c)   (7.20)     12.64      13.56      12.53
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7AI            VP International, Class II (8/01; 5/94)(h)           --       (13.23)(c)  (34.23)      2.61         --       4.46
7AV            VP Value, Class II (8/01; 5/96)(h)                   --        (3.32)(c)    4.60       9.88         --      10.93
             CALVERT VARIABLE SERIES, INC.
7SR            Social Balanced Portfolio (5/00; 9/86)           (13.62)      (16.38)     (13.62)      5.15       7.58       8.10
             EVERGREEN VA
7CG            Capital Growth Fund - Class 2
               (8/01; 3/98)(i)                                      --       (11.28)(c)  (19.35)        --         --       1.89
             FIDELITY(R) VIP
7FG            Growth & Income Portfolio Service Class 2
               (8/01; 12/96)(j)                                     --        (6.74)(c)  (15.66)      7.98         --       8.12
7FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --        (3.21)(c)  (10.60)        --         --      22.80
7FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --       (11.53)(c)  (26.89)      0.57       4.65       4.91

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             FTVIPT
7RE            Franklin Real Estate Fund - Class 2
               (9/99; 1/89)(k)                                   (0.10%)       2.74%      (0.10%)     3.91%     10.21%      8.99%
7SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                     5.52        11.81        5.52         --         --       0.53
               (previously FTVIPT Franklin Value
               Securities Fund - Class 2)
7MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --        (9.94)(c)   (0.87)      8.21         --       8.59
             GOLDMAN SACHS VIT
7UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (18.36)      (21.36)     (18.36)        --         --       0.69
7MC            Mid Cap Value Fund (9/99; 5/98)                    3.82        12.62        3.82         --         --       3.77
             INVESCO VIF
7ID            Dynamics Fund (8/01; 8/97)                           --       (11.78)(c)  (36.06)        --         --       3.55
7FS            Financial Services Fund (8/01; 9/99)                 --        (9.89)(c)  (16.47)        --         --       6.20
7TC            Technology Fund (8/01; 5/97)                         --       (16.53)(c)  (49.59)        --         --       7.92
7TL            Telecommunications Fund (8/01; 9/99)                 --       (22.44)(c)  (57.13)        --         --     (25.67)
             JANUS ASPEN SERIES
7GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (41.74)      (51.04)     (41.74)        --         --     (38.95)
7IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (28.94)      (32.13)     (28.94)      7.93         --      12.37
             LAZARD RETIREMENT SERIES
7IP            International Equity Portfolio (9/99; 9/98)      (29.53)      (24.48)     (29.53)        --         --      (4.68)
             MFS(R)
7MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (30.23)      (33.04)     (30.23)        --         --      (4.06)
7MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                    (12.20)      (17.25)     (12.20)        --         --      12.04
7UT            Utilities Series - Service Class
               (8/01; 1/95)(n)                                      --       (16.33)(c)  (29.76)      8.58         --      12.97
             PIONEER VCT
7PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (8.80)(c)  (13.94)     10.19         --      13.07
7EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --        (9.53)(c)  (29.34)        --         --      (7.87)
             PUTNAM VARIABLE TRUST
7HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --        (9.13)(c)  (25.55)        --         --       1.70
7PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --       (10.62)(c)  (26.35)        --         --       7.62
7VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (38.22)      (43.80)     (38.22)        --         --       5.48
             STRONG FUNDS
7SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (7.87)(c)  (11.18)     12.25         --      14.93

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             WANGER
7IT            International Small Cap (9/99; 5/95)             (26.85%)     (34.68%)    (26.85%)     6.09%        --%     14.12%
7SP            U.S. Smaller Companies (9/99; 5/95)                3.14         4.61        3.14      10.53         --      16.82
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
7AA            Asset Allocation Fund (5/01; 4/94)(t)                --       (10.47)(c)  (13.77)      7.29         --       9.92
7WI            International Equity Fund (5/01; 7/00)               --       (16.65)(c)  (22.18)        --         --     (21.75)
7SG            Small Cap Growth Fund (5/01; 5/95)(u)                --       (12.60)(c)  (29.80)     (3.70)        --       3.73


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC7            Blue Chip Advantage Fund (9/99; 9/99)(b)         (17.47%)     (21.15%)    (17.47%)       --%        --%     (7.97%)
BD7            Bond Fund (9/99; 10/81)                            6.46         7.03        6.46       3.80       6.15       9.04
CR7            Capital Resource Fund (9/99; 10/81)              (19.08)      (24.02)     (19.08)      4.02       5.64      10.82
CM7            Cash Management Fund (9/99; 10/81)                 2.56         3.01        2.56       3.74       3.31       5.20
DE7            Diversified Equity Income Fund (9/99; 9/99)        0.98         0.51        0.98         --         --       1.48
EM7            Emerging Markets Fund (5/00; 5/00)                (2.54)      (11.24)      (2.54)        --         --     (18.55)
ES7            Equity Select Fund (5/01; 5/01)                      --        (1.86)(c)      --         --         --      (1.86)(d)
EI7            Extra Income Fund (9/99; 5/96)                     3.79        (2.44)       3.79       0.70         --       1.48
FI7            Federal Income Fund (9/99; 9/99)                   5.17         6.56        5.17         --         --       5.44
GB7            Global Bond Fund (9/99; 5/96)                      0.20         4.05        0.20       1.18         --       2.28
GR7            Growth Fund (9/99; 9/99)                         (31.80)      (40.08)     (31.80)        --         --     (16.98)
IE7            International Fund (9/99; 1/92)                  (29.55)      (30.12)     (29.55)     (2.61)        --       2.69
MF7            Managed Fund (9/99; 4/86)                        (11.63)      (13.07)     (11.63)      5.58       7.59       8.97
ND7            New Dimensions Fund(R) (9/99; 5/96)              (17.69)      (21.75)     (17.69)      8.62         --       9.53
SV7            Partners Small Cap Value Fund (8/01; 8/01)           --         6.47(c)       --         --         --       6.47(d)
IV7            S&P 500 Index Fund (5/00; 5/00)                  (13.49)      (16.83)     (13.49)        --         --     (14.24)
SC7            Small Cap Advantage Fund (9/99; 9/99)             (7.61)      (10.24)      (7.61)        --         --       3.20
ST7            Stock Fund (8/01; 8/01)                              --        (3.63)(c)      --         --         --      (3.63)(d)
SA7            Strategy Aggressive Fund (9/99; 1/92)            (33.73)      (44.41)     (33.73)      0.29         --       5.47
             AIM V.I.
7AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (3.06)(c)  (24.26)      4.80         --      10.48
7AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (2.76)(c)   (9.16)        --         --       3.88
             ALLIANCE VP
7AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                  --        (2.82)(c)      --         --         --      (2.09)(d)
7AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --        (3.96)(c)   (0.96)     13.26      13.56      12.53
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7AI            VP International, Class II (8/01; 5/94)(h)           --        (7.45)(c)  (30.04)      3.50         --       4.46
7AV            VP Value, Class II (8/01; 5/96)(h)                   --         3.20(c)    11.60      10.56         --      11.36
             CALVERT VARIABLE SERIES, INC.
7SR            Social Balanced Portfolio (5/00; 9/86)            (7.87)      (11.90)      (7.87)      5.96       7.58       8.10
             EVERGREEN VA
7CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --        (5.35)(c)  (14.03)        --         --       3.34
             FIDELITY(R) VIP
7FG            Growth & Income Portfolio Service Class 2
               (8/01; 12/96)(j)                                     --        (0.48)(c)  (10.06)      8.70         --       8.70
7FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --         3.33(c)    (4.62)        --         --      24.10
7FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --        (5.62)(c)  (22.14)      1.47       4.65       4.91

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             FTVIPT
7RE            Franklin Real Estate Fund - Class 2
               (9/99; 1/89)(k)                                    6.67%        8.24%       6.67%      4.75%     10.21%      8.99%
7SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                    12.52        17.20       12.52         --         --       2.06
               (previously FTVIPT Franklin Value
               Securities Fund - Class 2)
7MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --        (3.92)(c)    5.84       8.93         --       9.13
             GOLDMAN SACHS VIT
7UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (12.96)      (17.13)     (12.96)        --         --       2.13
7MC            Mid Cap Value Fund (9/99; 5/98)                   10.82        18.00       10.82         --         --       5.22
             INVESCO VIF
7ID            Dynamics Fund (8/01; 8/97)                           --        (5.89)(c)  (32.00)        --         --       4.56
7FS            Financial Services Fund (8/01; 9/99)                 --        (3.86)(c)  (10.93)        --         --       9.00
7TC            Technology Fund (8/01; 5/97)                         --       (11.00)(c)  (46.55)        --         --       8.73
7TL            Telecommunications Fund (8/01; 9/99)                 --       (17.36)(c)  (54.65)        --         --     (23.48)
             JANUS ASPEN SERIES
7GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (38.10)      (48.36)     (38.10)        --         --     (37.08)
7IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (24.35)      (28.47)     (24.35)      8.66         --      12.37
             LAZARD RETIREMENT SERIES
7IP            International Equity Portfolio (9/99; 9/98)      (24.97)      (20.44)     (24.97)        --         --      (3.07)
             MFS(R)
7MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (25.74)      (29.43)     (25.74)        --         --      (1.66)
7MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                     (6.34)      (12.74)      (6.34)        --         --      13.22
7UT            Utilities Series - Service Class
               (8/01; 1/95)(n)                                      --       (10.79)(c)  (25.22)      9.29         --      13.11
             PIONEER VCT
7PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (2.68)(c)   (8.22)     10.86         --      13.21
7EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --        (3.47)(c)  (24.77)        --         --      (6.24)
             PUTNAM VARIABLE TRUST
7HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --        (3.04)(c)  (20.70)        --         --       3.23
7PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --        (4.65)(c)  (21.56)        --         --       8.36
7VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (34.32)      (40.73)     (34.32)        --         --       6.27
             STRONG FUNDS
7SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (1.69)(c)   (5.25)     12.87         --      14.93

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             WANGER
7IT            International Small Cap (9/99; 5/95)             (22.10%)     (31.16%)    (22.10%)     6.87%        --%     14.26%
7SP            U.S. Smaller Companies (9/99; 5/95)               10.14        10.09       10.14      11.19         --      16.94
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
7AA            Asset Allocation Fund (5/01; 4/94)(t)                --        (4.49)(c)   (8.03)      8.03         --       9.92
7WI            International Equity Fund (5/01; 7/00)               --       (11.13)(c)  (17.08)        --         --     (18.29)
7SG            Small Cap Growth Fund (5/01; 5/95)(u)                --        (6.77)(c)  (25.27)     (2.85)        --       3.97


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, and a 0.95% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2001

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC7            Blue Chip Advantage Fund (9/99; 9/99)(b)         (22.42%)     (25.04%)    (22.42%)       --%        --%    (10.43%)
BD7            Bond Fund (9/99; 10/81)                           (0.17)        1.74       (0.17)      3.06       6.28       9.18
CR7            Capital Resource Fund (9/99; 10/81)              (23.92)      (27.78)     (23.92)      3.29       5.77      10.96
CM7            Cash Management Fund (9/99; 10/81)                (3.79)       (2.06)      (3.79)      3.00       3.45       5.33
DE7            Diversified Equity Income Fund (9/99; 9/99)       (5.26)       (4.49)      (5.26)        --         --      (1.25)
EM7            Emerging Markets Fund (5/00; 5/00)                (8.53)      (15.69)      (8.53)        --         --     (21.53)
ES7            Equity Select Fund (5/01; 5/01)                      --        (7.90)(c)      --         --         --      (7.90)(d)
EI7            Extra Income Fund (9/99; 5/96)                    (2.65)       (7.27)      (2.65)     (0.10)        --       0.96
FI7            Federal Income Fund (9/99; 9/99)                  (1.37)        1.30       (1.37)        --         --       2.69
GB7            Global Bond Fund (9/99; 5/96)                     (5.99)       (1.08)      (5.99)      0.38         --       1.77
GR7            Growth Fund (9/99; 9/99)                         (35.75)      (43.03)     (35.75)        --         --     (19.20)
IE7            International Fund (9/99; 1/92)                  (33.65)      (33.54)     (33.65)     (3.33)        --       2.82
MF7            Managed Fund (9/99; 4/86)                        (16.99)      (17.37)     (16.99)      4.90       7.73       9.10
ND7            New Dimensions Fund(R) (9/99; 5/96)              (22.62)      (25.63)     (22.62)      8.03         --       9.20
SV7            Partners Small Cap Value Fund (8/01; 8/01)           --        (0.16)(c)      --         --         --      (0.16)(d)
IV7            S&P 500 Index Fund (5/00; 5/00)                  (18.72)      (20.95)     (18.72)        --         --     (17.35)
SC7            Small Cap Advantage Fund (9/99; 9/99)            (13.25)      (14.72)     (13.25)        --         --       0.40
ST7            Stock Fund (8/01; 8/01)                              --        (9.65)(c)      --         --         --      (9.65)(d)
SA7            Strategy Aggressive Fund (9/99; 1/92)            (37.55)      (47.13)     (37.55)     (0.44)        --       5.61
             AIM V.I.
7AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (8.95)(c)  (26.68)      4.11         --      10.63
7AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (8.67)(c)  (14.63)        --         --       2.53
             ALLIANCE VP
7AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                  --        (8.73)(c)      --         --         --      (8.05)(d)
7AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --        (9.79)(c)   (7.00)     12.80      13.70      12.67
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7AI            VP International, Class II (8/01; 5/94)(h)           --       (13.03)(c)  (34.06)      2.77         --       4.60
7AV            VP Value, Class II (8/01; 5/96)(h)                   --        (3.12)(c)    4.82      10.04         --      11.09
             CALVERT VARIABLE SERIES, INC.
7SR            Social Balanced Portfolio (5/00; 9/86)           (13.50)      (16.25)     (13.50)      5.29       7.71       8.23
             EVERGREEN VA
7CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --       (11.08)(c)  (19.16)        --         --       2.05
             FIDELITY(R) VIP
7FG            Growth & Income Portfolio Service Class 2
               (8/01; 12/96)(j)                                     --        (6.54)(c)  (15.47)      8.13         --       8.27
7FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --        (3.01)(c)  (10.40)        --         --      22.97
7FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --       (11.33)(c)  (26.71)      0.72       4.79       5.05

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2001 (continued)

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             FTVIPT
7RE            Franklin Real Estate Fund - Class 2
               (9/99; 1/89)(k)                                    0.03%        2.87%       0.03%      4.05%     10.35%      9.12%
7SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                     5.66        11.95        5.66         --         --       0.66
               (previously FTVIPT Franklin Value
               Securities Fund - Class 2)
7MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --        (9.74)(c)   (0.67)      8.36         --       8.74
             GOLDMAN SACHS VIT
7UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (18.23)      (21.24)     (18.23)        --         --       0.82
7MC            Mid Cap Value Fund (9/99; 5/98)                    3.95        12.76        3.95         --         --       3.91
             INVESCO VIF
7ID            Dynamics Fund (8/01; 8/97)                           --       (11.59)(c)  (35.88)        --         --       3.71
7FS            Financial Services Fund (8/01; 9/99)                 --        (9.69)(c)  (16.28)        --         --       6.38
7TC            Technology Fund (8/01; 5/97)                         --       (16.34)(c)  (49.43)        --         --       8.08
7TL            Telecommunications Fund (8/01; 9/99)                 --       (22.26)(c)  (56.97)        --         --     (25.52)
             JANUS ASPEN SERIES
7GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (41.61)      (50.91)     (41.61)        --         --     (38.82)
7IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (28.82)      (32.00)     (28.82)      8.07         --      12.51
             LAZARD RETIREMENT SERIES
7IP            International Equity Portfolio (9/99; 9/98)      (29.40)      (24.35)     (29.40)        --         --      (4.55)
             MFS(R)
7MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (30.11)      (32.92)     (30.11)        --         --      (3.89)
7MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                    (12.07)      (17.13)     (12.07)        --         --      12.17
7UT            Utilities Series - Service Class
               (8/01; 1/95)(n)                                      --       (16.14)(c)  (29.58)      8.74         --      13.12
             PIONEER VCT
7PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (8.60)(c)  (13.75)     10.35         --      13.22
7EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --        (9.33)(c)  (29.15)        --         --      (7.73)
             PUTNAM VARIABLE TRUST
7HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --        (8.93)(c)  (25.37)        --         --       1.86
7PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --       (10.43)(c)  (26.16)        --         --       7.78
7VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (38.10)      (43.67)     (38.10)        --         --       5.62
             STRONG FUNDS
7SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (7.67)(c)  (10.99)     12.40         --      15.08

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2001 (continued)

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             WANGER
7IT            International Small Cap (9/99; 5/95)             (26.72%)     (34.55%)    (26.72%)     6.23%        --%     14.25%
7SP            U.S. Smaller Companies (9/99; 5/95)                3.27         4.75        3.27      10.67         --      16.95
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
7AA            Asset Allocation Fund (5/01; 4/94)(t)                --       (10.35)(c)  (13.64)      7.43         --      10.06
7WI            International Equity Fund (5/01; 7/00)               --       (16.53)(c)  (22.06)        --         --     (21.63)
7SG            Small Cap Growth Fund (5/01; 5/95)(u)                --       (12.47)(c)  (29.68)     (3.57)        --       3.90


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC7            Blue Chip Advantage Fund (9/99; 9/99)(b)         (17.34%)     (21.01%)    (17.34%)       --%        --%     (7.83%)
BD7            Bond Fund (9/99; 10/81)                            6.60         7.16        6.60       3.94       6.28       9.18
CR7            Capital Resource Fund (9/99; 10/81)              (18.94)      (23.88)     (18.94)      4.15       5.77      10.96
CM7            Cash Management Fund (9/99; 10/81)                 2.70         3.15        2.70       3.84       3.45       5.33
DE7            Diversified Equity Income Fund (9/99; 9/99)        1.12         0.64        1.12         --         --       1.61
EM7            Emerging Markets Fund (5/00; 5/00)                (2.40)      (11.10)      (2.40)        --         --     (18.42)
ES7            Equity Select Fund (5/01; 5/01)                      --        (1.72)(c)      --         --         --      (1.72)(d)
EI7            Extra Income Fund (9/99; 5/96)                     3.92        (2.30)       3.92       0.83         --       1.61
FI7            Federal Income Fund (9/99; 9/99)                   5.30         6.69        5.30         --         --       5.58
GB7            Global Bond Fund (9/99; 5/96)                      0.33         4.18        0.33       1.31         --       2.41
GR7            Growth Fund (9/99; 9/99)                         (31.66)      (39.94)     (31.66)        --         --     (16.84)
IE7            International Fund (9/99; 1/92)                  (29.41)      (29.98)     (29.41)     (2.48)        --       2.82
MF7            Managed Fund (9/99; 4/86)                        (11.50)      (12.93)     (11.50)      5.72       7.73       9.10
ND7            New Dimensions Fund(R) (9/99; 5/96)              (17.55)      (21.62)     (17.55)      8.76         --       9.67
SV7            Partners Small Cap Value Fund (8/01; 8/01)           --         6.61(c)       --         --         --       6.61(d)
IV7            S&P 500 Index Fund (5/00; 5/00)                  (13.36)      (16.70)     (13.36)        --         --     (14.10)
SC7            Small Cap Advantage Fund (9/99; 9/99)             (7.48)      (10.10)      (7.48)        --         --       3.34
ST7            Stock Fund (8/01; 8/01)                              --        (3.60)(c)      --         --         --      (3.60)(d)
SA7            Strategy Aggressive Fund (9/99; 1/92)            (33.60)      (44.27)     (33.60)      0.42         --       5.61
             AIM V.I.
7AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (2.84)(c)  (24.07)      4.95         --      10.63
7AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (2.54)(c)   (8.96)        --         --       4.03
             ALLIANCE VP
7AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                  --        (2.61)(c)      --         --         --      (1.88)(d)
7AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --        (3.75)(c)   (0.75)     13.41      13.70      12.67
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7AI            VP International, Class II (8/01; 5/94)(h)           --        (7.24)(c)  (29.85)      3.65         --       4.60
7AV            VP Value, Class II (8/01; 5/96)(h)                   --         3.42(c)    11.82      10.71         --      11.51
             CALVERT VARIABLE SERIES, INC.
7SR            Social Balanced Portfolio (5/00; 9/86)            (7.74)      (11.76)      (7.74)      6.10       7.71       8.23
             EVERGREEN VA
7CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --        (5.14)(c)  (13.83)        --         --       3.50
             FIDELITY(R) VIP
7FG            Growth & Income Portfolio Service Class 2
               (8/01; 12/96)(j)                                     --        (0.26)(c)   (9.86)      8.85         --       8.85
7FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --         3.54(c)    (4.41)        --         --      24.27
7FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --        (5.41)(c)  (21.94)      1.63       4.79       5.05

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001 (continued)
                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund
                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             FTVIPT
7RE            Franklin Real Estate Fund - Class 2
               (9/99; 1/89)(k)                                    6.81%        8.38%       6.81%      4.89%     10.35%      9.12%
7SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                    12.66        17.33       12.66         --         --       2.19
               (previously FTVIPT Franklin Value
               Securities Fund - Class 2)
7MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --        (3.70)(c)    6.06       9.08         --       9.29
             GOLDMAN SACHS VIT
7UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (12.83)      (17.00)     (12.83)        --         --       2.26
7MC            Mid Cap Value Fund (9/99; 5/98)                   10.95        18.13       10.95         --         --       5.35
             INVESCO VIF
7ID            Dynamics Fund (8/01; 8/97)                           --        (5.68)(c)  (31.81)        --         --       4.71
7FS            Financial Services Fund (8/01; 9/99)                 --        (3.65)(c)  (10.73)        --         --       9.17
7TC            Technology Fund (8/01; 5/97)                         --       (10.79)(c)  (46.37)        --         --       8.89
7TL            Telecommunications Fund (8/01; 9/99)                 --       (17.16)(c)  (54.48)        --         --     (23.32)
             JANUS ASPEN SERIES
7GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (37.97)      (48.23)     (37.97)        --         --     (36.94)
7IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (24.21)      (28.33)     (24.21)      8.80         --      12.51
             LAZARD RETIREMENT SERIES
7IP            International Equity Portfolio (9/99; 9/98)      (24.84)      (20.30)     (24.84)        --         --       2.94
             MFS(R)
7MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (25.60)      (29.29)     (25.60)        --         --      (1.52)
7MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                     (6.21)      (12.61)      (6.21)        --         --      13.36
7UT            Utilities Series -
               Service Class (8/01; 1/95)(n)                        --       (10.58)(c)  (25.03)      9.44         --      13.25
             PIONEER VCT
7PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (2.47)(c)   (8.01)     11.02         --      13.36
7EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --        (3.26)(c)  (24.57)        --         --      (6.08)
             PUTNAM VARIABLE TRUST
7HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --        (2.83)(c)  (20.51)        --         --       3.38
7PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --        (4.44)(c)  (21.36)        --         --       8.51
7VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (34.19)      (40.60)     (34.19)        --         --       6.41
             STRONG FUNDS
7SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (1.48)(c)   (5.04)     13.02         --      15.08

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001 (continued)
                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund
                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             WANGER
7IT            International Small Cap (9/99; 5/95)             (21.96%)     (31.03%)    (21.96%)     7.01%        --%     14.39%
7SP            U.S. Smaller Companies (9/99; 5/95)               10.27        10.23       10.27      11.33         --      17.08
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
7AA            Asset Allocation Fund (5/01; 4/94)(t)                --        (4.35)(c)   (7.89)      8.17         --      10.06
7WI            International Equity Fund (5/01; 7/00)               --       (11.00)(c)  (16.94)        --         --     (18.16)
7SG            Small Cap Growth Fund (5/01; 5/95)(u)                --        (6.64)(c)  (25.14)     (2.71)        --       4.14


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.95% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC8            Blue Chip Advantage Fund (9/99; 9/99)(b)         (22.39%)     (25.02%)    (22.39%)       --%        --%    (10.38%)
BD8            Bond Fund (9/99; 10/81)                           (0.09)        1.82       (0.09)      3.14       6.36       9.26
CR8            Capital Resource Fund (9/99; 10/81)              (23.89)      (27.76)     (23.89)      3.37       5.85      11.04
CM8            Cash Management Fund (9/99; 10/81)                (3.73)       (2.00)      (3.73)      3.07       3.52       5.41
DE8            Diversified Equity Income Fund (9/99; 9/99)       (5.20)       (4.44)      (5.20)        --         --      (1.18)
EM8            Emerging Markets Fund (5/00; 5/00)                (8.47)      (15.64)      (8.47)        --         --     (21.50)
ES8            Equity Select Fund (5/01; 5/01)                      --        (7.93)(c)      --         --         --      (7.93)(d)
EI8            Extra Income Fund (9/99; 5/96)                    (2.58)       (7.22)      (2.58)     (0.03)        --       1.03
FI8            Federal Income Fund (9/99; 9/99)                  (1.30)        1.38       (1.30)        --         --       2.77
GB8            Global Bond Fund (9/99; 5/96)                     (5.93)       (1.00)      (5.93)      0.45         --       1.84
GR8            Growth Fund (9/99; 9/99)                         (35.74)      (43.04)     (35.74)        --         --     (19.17)
IE8            International Fund (9/99; 1/92)                  (33.65)      (33.54)     (33.65)     (3.27)        --       2.89
MF8            Managed Fund (9/99; 4/86)                        (16.95)      (17.34)     (16.95)      4.98       7.81       9.19
ND8            New Dimensions Fund(R) (9/99; 5/96)              (22.59)      (25.60)     (22.59)      8.12         --       9.29
SV8            Partners Small Cap Value Fund (8/01; 8/01)           --        (0.20)(c)      --         --         --      (0.20)(d)
IV8            S&P 500 Index Fund (5/00; 5/00)                  (18.68)      (20.92)     (18.68)        --         --     (17.31)
SC8            Small Cap Advantage Fund (9/99; 9/99)            (13.20)      (14.67)     (13.20)        --         --       0.47
ST8            Stock Fund (8/01; 8/01)                              --        (9.61)(c)      --         --         --      (9.61)(d)
SA8            Strategy Aggressive Fund (9/99; 1/92)            (37.55)      (47.16)     (37.55)     (0.38)        --       5.68
             AIM V.I.
8AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (9.07)(c)  (28.76)      4.16         --      10.70
8AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (8.79)(c)  (14.64)        --         --       2.59
             ALLIANCE VP
8AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                  --        (8.86)(c)      --         --         --      (8.13)(d)
8AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --        (9.91)(c)   (7.01)     12.88      13.79      12.75
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8AI            VP International, Class II (8/01; 5/94)(h)           --       (13.16)(c)  (34.14)      2.81         --       4.66
8AV            VP Value, Class II (8/01; 5/96)(h)                   --        (3.25)(c)    4.78      10.10         --      11.15
             CALVERT VARIABLE SERIES, INC.
8SR            Social Balanced Portfolio (5/00; 9/86)           (13.45)      (16.21)     (13.45)      5.37       7.79       8.31
             EVERGREEN VA
8CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --       (11.21)(c)  (19.19)        --         --       2.10
             FIDELITY(R) VIP
8FG            Growth & Income Portfolio Service Class 2
               (8/01; 12/96)(j)                                     --        (6.67)(c)  (15.49)      8.20         --       8.34
8FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --        (3.13)(c)  (10.42)        --         --      23.05
8FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --       (11.46)(c)  (26.74)      0.78       4.86       5.12

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)
                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             FTVIPT
8RE            Franklin Real Estate Fund - Class 2
               (9/99; 1/89)(k)                                    0.10%        2.96%       0.10%      4.13%     10.43%      9.21%
8SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                     5.75        12.05        5.75         --         --       0.73
               (previously FTVIPT Franklin Value
               Securities Fund - Class 2)
8MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --        (9.87)(c)   (0.67)      8.43         --       8.81
             GOLDMAN SACHS VIT
8UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (18.19)      (21.21)     (18.19)        --         --       0.89
8MC            Mid Cap Value Fund (9/99; 5/98)                    4.04        12.86        4.04         --         --       3.99
             INVESCO VIF
8ID            Dynamics Fund (8/01; 8/97)                           --       (11.71)(c)  (35.93)        --         --       3.77
8FS            Financial Services Fund (8/01; 9/99)                 --        (9.82)(c)  (16.30)        --         --       6.43
8TC            Technology Fund (8/01; 5/97)                         --       (16.46)(c)  (49.49)        --         --       8.15
8TL            Telecommunications Fund (8/01; 9/99)                 --       (22.38)(c)  (57.04)        --         --     (25.52)
             JANUS ASPEN SERIES
8GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (41.62)      (50.94)     (41.62)        --         --     (38.83)
8IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (28.80)      (31.99)     (28.80)      8.16         --      12.60
             LAZARD RETIREMENT SERIES
8IP            International Equity Portfolio (9/99; 9/98)      (29.39)      (24.33)     (29.39)        --         --      (4.49)
             MFS(R)
8MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (30.09)      (32.91)     (30.09)        --         --      (3.86)
8MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                    (12.02)      (17.09)     (12.02)        --         --      12.27
8UT            Utilities Series - Service Class
               (8/01; 1/95)(n)                                      --       (16.27)(c)  (29.62)      8.81         --      13.20
             PIONEER VCT
8PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (8.73)(c)  (13.77)     10.42         --      13.30
8EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --        (9.46)(c)  (29.19)        --         --      (7.69)
             PUTNAM VARIABLE TRUST
8HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --        (9.06)(c)  (25.41)        --         --       1.91
8PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --       (10.56)(c)  (26.20)        --         --       7.85
8VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (38.10)      (43.68)     (38.10)        --         --       5.70
             STRONG FUNDS
8SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (7.80)(c)  (11.00)     12.48         --      15.16

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund
                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             WANGER
8IT            International Small Cap (9/99; 5/95)             (26.70%)     (34.54%)    (26.70%)     6.31%        --%     14.34%
8SP            U.S. Smaller Companies (9/99; 5/95)                3.36         4.84        3.36      10.76         --      17.05
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
8AA            Asset Allocation Fund (5/01; 4/94)(t)                --       (10.35)(c)  (13.59)      7.51         --      10.15
8WI            International Equity Fund (5/01; 7/00)               --       (16.54)(c)  (22.03)        --         --     (21.60)
8SG            Small Cap Growth Fund (5/01; 5/95)(u)                --       (12.48)(c)  (29.67)     (3.55)        --       3.89


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Benefit
Rider For Periods Ending Dec. 31, 2001

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC8            Blue Chip Advantage Fund (9/99; 9/99)(b)         (17.30%)     (20.99%)    (17.30%)       --%        --%     (7.78%)
BD8            Bond Fund (9/99; 10/81)                            6.68         7.25        6.68       4.01       6.36       9.26
CR8            Capital Resource Fund (9/99; 10/81)              (18.92)      (23.86)     (18.92)      4.23       5.85      11.04
CM8            Cash Management Fund (9/99; 10/81)                 2.76         3.22        2.76       3.94       3.52       5.41
DE8            Diversified Equity Income Fund (9/99; 9/99)        1.19         0.70        1.19         --         --       1.68
EM8            Emerging Markets Fund (5/00; 5/00)                (2.33)      (11.05)      (2.33)        --         --     (18.39)
ES8            Equity Select Fund (5/01; 5/01)                      --        (1.75)(c)      --         --         --      (1.75)(d)
EI8            Extra Income Fund (9/99; 5/96)                     4.00        (2.25)       4.00       0.90         --       1.68
FI8            Federal Income Fund (9/99; 9/99)                   5.38         6.77        5.38         --         --       5.66
GB8            Global Bond Fund (9/99; 5/96)                      0.40         4.26        0.40       1.38         --       2.48
GR8            Growth Fund (9/99; 9/99)                         (31.66)      (39.95)     (31.66)        --         --     (16.81)
IE8            International Fund (9/99; 1/92)                  (29.41)      (29.98)     (29.41)     (2.42)        --       2.89
MF8            Managed Fund (9/99; 4/86)                        (11.45)      (12.89)     (11.45)      5.79       7.81       9.19
ND8            New Dimensions Fund(R) (9/99; 5/96)              (17.52)      (21.59)     (17.52)      8.84         --       9.75
SV8            Partners Small Cap Value Fund (8/01; 8/01)           --         6.55(c)       --         --         --       6.55(d)
IV8            S&P 500 Index Fund (5/00; 5/00)                  (13.31)      (16.66)     (13.31)        --         --     (14.06)
SC8            Small Cap Advantage Fund (9/99; 9/99)             (7.42)      (10.06)      (7.42)        --         --       3.41
ST8            Stock Fund (8/01; 8/01)                              --        (3.56)(c)      --         --         --      (3.56)(d)
SA8            Strategy Aggressive Fund (9/99; 1/92)            (33.60)      (44.30)     (33.60)      0.49         --       5.68
             AIM V.I.
8AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (2.98)(c)  (24.15)      4.99         --      10.70
8AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (2.68)(c)   (8.97)        --         --       4.09
             ALLIANCE VP
8AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                  --        (2.75)(c)      --         --         --      (1.97)(d)
8AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --        (3.89)(c)   (0.76)     13.48      13.79      12.75
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8AI            VP International, Class II (8/01; 5/94)(h)           --        (7.38)(c)  (29.93)      3.69         --       4.66
8AV            VP Value, Class II (8/01; 5/96)(h)                   --         3.28(c)    11.78      10.77         --      11.58
             CALVERT VARIABLE SERIES, INC.
8SR            Social Balanced Portfolio (5/00; 9/86)            (7.69)      (11.73)      (7.69)      6.17       7.79       8.31
             EVERGREEN VA
8CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --        (5.28)(c)  (13.86)        --         --       3.55
             FIDELITY(R) VIP
8FG            Growth & Income Portfolio Service Class 2
               (8/01; 12/96)(j)                                     --        (0.40)(c)   (9.88)      8.92         --       8.91
8FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --         3.40(c)    (4.43)        --         --      24.35
8FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --        (5.55)(c)  (21.98)      1.68       4.86       5.12

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Benefit
Rider For Periods Ending Dec. 31, 2001 (continued)

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             FTVIPT
8RE            Franklin Real Estate Fund - Class 2
               (9/99; 1/89)(k)                                    6.89%        8.46%       6.89%      4.97%     10.43%      9.21%
8SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                    12.75        17.43       12.75         --         --       2.26
               (previously FTVIPT Franklin Value
               Securities Fund - Class 2)
8MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --        (3.84)(c)    6.05       9.15         --       9.35
             GOLDMAN SACHS VIT
8UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (12.79)      (16.97)     (12.79)        --         --       2.33
8MC            Mid Cap Value Fund (9/99; 5/98)                   11.04        18.24       11.04         --         --       5.43
             INVESCO VIF
8ID            Dynamics Fund (8/01; 8/97)                           --        (5.82)(c)  (31.86)        --         --       4.77
8FS            Financial Services Fund (8/01; 9/99)                 --        (3.78)(c)  (10.75)        --         --       9.22
8TC            Technology Fund (8/01; 5/97)                         --       (10.93)(c)  (46.44)        --         --       8.95
8TL            Telecommunications Fund (8/01; 9/99)                 --       (17.29)(c)  (54.56)        --         --     (23.32)
             JANUS ASPEN SERIES
8GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (37.98)      (48.26)     (37.98)        --         --     (36.95)
8IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (24.19)      (28.32)     (24.19)      8.88         --      12.60
             LAZARD RETIREMENT SERIES
8IP            International Equity Portfolio (9/99; 9/98)      (24.82)      (20.28)     (24.82)        --         --      (2.88)
             MFS(R)
8MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (25.58)      (29.28)     (25.58)        --         --      (1.46)
8MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                     (6.15)      (12.57)      (6.15)        --         --      13.45
8UT            Utilities Series -
               Service Class (8/01; 1/95)(n)                        --       (10.72)(c)  (25.07)      9.51         --      13.33
             PIONEER VCT
8PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (2.61)(c)   (8.03)     11.09         --      13.44
8EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --        (3.39)(c)  (24.62)        --         --      (6.05)
             PUTNAM VARIABLE TRUST
8HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --        (2.97)(c)  (20.54)        --         --       3.43
8PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --        (4.58)(c)  (21.40)        --         --       8.58
8VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (34.19)      (40.61)     (34.19)        --         --       6.49
             STRONG FUNDS
8SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (1.61)(c)   (5.06)     13.09         --      15.16

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Benefit
Rider For Periods Ending Dec. 31, 2001 (continued)

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             WANGER
8IT            International Small Cap (9/99; 5/95)             (21.94%)     (31.02%)    (21.94%)     7.08%        --%     14.48%
8SP            U.S. Smaller Companies (9/99; 5/95)               10.36        10.31       10.36      11.41         --      17.17
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
8AA            Asset Allocation Fund (5/01; 4/94)(t)                --        (4.36)(c)   (7.84)      8.25         --      10.15
8WI            International Equity Fund (5/01; 7/00)               --       (11.01)(c)  (16.91)        --         --     (18.13)
8SG            Small Cap Growth Fund (5/01; 5/95)(u)                --        (6.65)(c)  (25.13)     (2.70)        --       4.13


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee and a 0.75% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2001

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC8            Blue Chip Advantage Fund (9/99; 9/99)(b)         (22.27%)     (24.89%)    (22.27%)       --%        --%    (10.25%)
BD8            Bond Fund (9/99; 10/81)                            0.04         1.95        0.04       3.28       6.50       9.40
CR8            Capital Resource Fund (9/99; 10/81)              (23.77)      (27.63)     (23.77)      3.51       5.99      11.18
CM8            Cash Management Fund (9/99; 10/81)                (3.60)       (1.87)      (3.60)      3.21       3.65       5.54
DE8            Diversified Equity Income Fund (9/99; 9/99)       (5.07)       (4.31)      (5.07)        --         --      (1.05)
EM8            Emerging Markets Fund (5/00; 5/00)                (8.34)      (15.51)      (8.34)        --         --     (21.37)
ES8            Equity Select Fund (5/01; 5/01)                      --        (7.80)(c)      --         --         --      (7.80)(d)
EI8            Extra Income Fund (9/99; 5/96)                    (2.46)       (7.09)      (2.46)      0.10         --       1.16
FI8            Federal Income Fund (9/99; 9/99)                  (1.17)        1.50       (1.17)        --         --       2.91
GB8            Global Bond Fund (9/99; 5/96)                     (5.80)       (0.88)      (5.80)      0.58         --       1.98
GR8            Growth Fund (9/99; 9/99)                         (35.62)      (42.91)     (35.62)        --         --     (19.04)
IE8            International Fund (9/99; 1/92)                  (33.52)      (33.41)     (33.52)     (3.14)        --       3.03
MF8            Managed Fund (9/99; 4/86)                        (16.83)      (17.21)     (16.83)      5.12       7.94       9.32
ND8            New Dimensions Fund(R) (9/99; 5/96)              (22.47)      (25.48)     (22.47)      8.26         --       9.43
SV8            Partners Small Cap Value Fund (8/01; 8/01)           --        (0.08)(c)      --         --         --      (0.08)(d)
IV8            S&P 500 Index Fund (5/00; 5/00)                  (18.56)      (20.79)     (18.56)        --         --     (17.18)
SC8            Small Cap Advantage Fund (9/99; 9/99)            (13.08)      (14.55)     (13.08)        --         --       0.60
ST8            Stock Fund (8/01; 8/01)                              --        (9.58)(c)      --         --         --      (9.58)(d)
SA8            Strategy Aggressive Fund (9/99; 1/92)            (37.42)      (47.03)     (37.42)     (0.24)        --       5.82
             AIM V.I.
8AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (8.88)(c)  (28.58)      4.32         --      10.84
8AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (8.60)(c)  (14.45)        --         --       2.75
             ALLIANCE VP
8AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                  --        (8.66)(c)      --         --         --      (7.93)(d)
8AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --        (9.72)(c)   (6.81)     13.03      13.93      12.89
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8AI            VP International, Class II (8/01; 5/94)(h)           --       (12.97)(c)  (33.96)      2.97         --       4.80
8AV            VP Value, Class II (8/01; 5/96)(h)                   --        (3.05)(c)    5.00      10.26         --      11.31
             CALVERT VARIABLE SERIES, INC.
8SR            Social Balanced Portfolio (5/00; 9/86)           (13.33)      (16.08)     (13.33)      5.51       7.93       8.45
             EVERGREEN VA
8CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --       (11.01)(c)  (19.00)        --         --       2.27
             FIDELITY(R) VIP
8FG            Growth & Income Portfolio Service Class 2
               (8/01; 12/96)(j)                                     --        (6.47)(c)  (15.30)      8.36         --       8.50
8FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --        (2.93)(c)  (10.22)        --         --      23.22
8FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --       (11.26)(c)  (26.56)      0.92       5.00       5.26

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2001 (continued)
                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             FTVIPT
8RE            Franklin Real Estate Fund - Class 2
               (9/99; 1/89)(k)                                    0.23%        3.09%       0.23%      4.27%     10.57%      9.34%
8SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                     5.88        12.18        5.88         --         --       0.86
               (previously FTVIPT Franklin Value
               Securities Fund - Class 2)
8MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --        (9.68)(c)   (0.47)      8.59         --       8.96
             GOLDMAN SACHS VIT
8UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (18.07)      (21.08)     (18.07)        --         --       1.02
8MC            Mid Cap Value Fund (9/99; 5/98)                    4.17        12.99        4.17         --         --       4.13
             INVESCO VIF
8ID            Dynamics Fund (8/01; 8/97)                           --       (11.52)(c)  (35.75)        --         --       3.93
8FS            Financial Services Fund (8/01; 9/99)                 --        (9.62)(c)  (16.11)        --         --       6.61
8TC            Technology Fund (8/01; 5/97)                         --       (16.27)(c)  (49.32)        --         --       8.30
8TL            Telecommunications Fund (8/01; 9/99)                 --       (22.20)(c)  (56.88)        --         --     (25.36)
             JANUS ASPEN SERIES
8GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (41.48)      (50.81)     (41.49)        --         --     (38.70)
8IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (28.67)      (31.87)     (28.67)      8.29         --      12.73
             LAZARD RETIREMENT SERIES
8IP            International Equity Portfolio (9/99; 9/98)      (29.26)      (24.20)     (29.26)        --         --      (4.36)
             MFS(R)
8MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (29.97)      (32.78)     (29.97)        --         --      (3.70)
8MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                    (11.90)      (16.96)     (11.90)        --         --      12.41
8UT            Utilities Series -
               Service Class (8/01; 1/95)(n)                        --       (16.08)(c)  (29.44)      8.96         --      13.34
             PIONEER VCT
8PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (8.57)(c)  (13.62)     10.57         --      13.44
8EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --        (9.26)(c)  (29.01)        --         --      (7.53)
             PUTNAM VARIABLE TRUST
8HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --        (8.86)(c)  (25.22)        --         --       2.08
8PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --       (10.36)(c)  (26.02)        --         --       8.00
8VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (37.97)      (43.56)     (37.97)        --         --       5.84
             STRONG FUNDS
8SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (7.60)(c)  (10.81)     12.63         --      15.31

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2001 (continued)
                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             WANGER
8IT            International Small Cap (9/99; 5/95)             (26.58%)     (34.42%)    (26.58%)     6.45%        --%     14.48%
8SP            U.S. Smaller Companies (9/99; 5/95)                3.49         4.97        3.49      10.89         --      17.19
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
8AA            Asset Allocation Fund (5/01; 4/94)(t)                --       (10.23)(c)  (13.47)      7.65         --      10.28
8WI            International Equity Fund (5/01; 7/00)               --       (16.42)(c)  (21.90)        --         --     (21.47)
8SG            Small Cap Growth Fund (5/01; 5/95)(u)                --       (12.36)(c)  (29.55)     (3.42)        --       4.06


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC8            Blue Chip Advantage Fund (9/99; 9/99)(b)         (17.17%)     (20.85%)    (17.17%)       --%        --%     (7.65%)
BD8            Bond Fund (9/99; 10/81)                            6.81         7.38        6.81       4.14       6.50       9.40
CR8            Capital Resource Fund (9/99; 10/81)              (18.78)      (23.73)     (18.78)      4.36       5.99      11.18
CM8            Cash Management Fund (9/99; 10/81)                 2.90         3.35        2.90       4.08       3.65       5.54
DE8            Diversified Equity Income Fund (9/99; 9/99)        1.32         0.83        1.32         --         --       1.82
EM8            Emerging Markets Fund (5/00; 5/00)                (2.20)      (10.92)      (2.20)        --         --     (18.25)
ES8            Equity Select Fund (5/01; 5/01)                      --        (1.61)(c)      --         --         --      (1.61)(d)
EI8            Extra Income Fund (9/99; 5/96)                     4.13        (2.11)       4.13       1.03         --       1.82
FI8            Federal Income Fund (9/99; 9/99)                   5.52         6.91        5.52         --         --       5.79
GB8            Global Bond Fund (9/99; 5/96)                      0.54         4.39        0.54       1.52         --       2.62
GR8            Growth Fund (9/99; 9/99)                         (31.52)      (39.82)     (31.52)        --         --     (16.67)
IE8            International Fund (9/99; 1/92)                  (29.27)      (29.85)     (29.27)     (2.28)        --       3.03
MF8            Managed Fund (9/99; 4/86)                        (11.32)      (12.76)     (11.32)      5.93       7.94       9.32
ND8            New Dimensions Fund(R) (9/99; 5/96)              (17.39)      (21.46)     (17.39)      8.97         --       9.89
SV8            Partners Small Cap Value Fund (8/01; 8/01)           --         6.69(c)       --         --         --       6.69(d)
IV8            S&P 500 Index Fund (5/00; 5/00)                  (13.18)      (16.53)     (13.18)        --         --     (13.93)
SC8            Small Cap Advantage Fund (9/99; 9/99)             (7.29)       (9.92)      (7.29)        --         --       3.55
ST8            Stock Fund (8/01; 8/01)                              --        (3.53)(c)      --         --         --      (3.53)(d)
SA8            Strategy Aggressive Fund (9/99; 1/92)            (33.46)      (44.16)     (33.46)      0.63         --       5.82
             AIM V.I.
8AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (2.77)(c)  (23.95)      5.15         --      10.84
8AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (2.47)(c)   (8.77)        --         --       4.24
             ALLIANCE VP
8AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                  --        (2.54)(c)      --         --         --      (1.75)(d)
8AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --        (3.68)(c)   (0.55)     13.64      13.93      12.89
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8AI            VP International, Class II (8/01; 5/94)(h)           --        (7.17)(c)  (29.74)      3.84         --       4.80
8AV            VP Value, Class II (8/01; 5/96)(h)                   --         3.50(c)    12.00      10.93         --      11.73
             CALVERT VARIABLE SERIES, INC.
8SR            Social Balanced Portfolio (5/00; 9/86)            (7.55)      (11.59)      (7.55)      6.31       7.93       8.45
             EVERGREEN VA
8CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --        (5.07)(c)  (13.65)        --         --      (3.71)
             FIDELITY(R) VIP
8FG            Growth & Income Portfolio Service Class 2
               (8/01; 12/96)(j)                                     --        (0.19)(c)   (9.67)      9.07         --       9.07
8FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --         3.62(c)    (4.22)        --         --      24.52
8FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --        (5.34)(c)  (21.79)      1.83       5.00       5.26

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001 (continued)
                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             FTVIPT
8RE            Franklin Real Estate Fund - Class 2
               (9/99; 1/89)(k)                                    7.02%        8.59%       7.02%      5.10%     10.57%      9.34%
8SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                    12.88        17.57       12.88         --         --       2.40
               (previously FTVIPT Franklin Value
               Securities Fund - Class 2)
8MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --        (3.63)(c)    6.27       9.30         --       9.50
             GOLDMAN SACHS VIT
8UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (12.65)      (16.83)     (12.65)        --         --       2.47
8MC            Mid Cap Value Fund (9/99; 5/98)                   11.17        18.37       11.17         --         --       5.57
             INVESCO VIF
8ID            Dynamics Fund (8/01; 8/97)                           --        (5.61)(c)  (31.67)        --         --       4.92
8FS            Financial Services Fund (8/01; 9/99)                 --        (3.57)(c)  (10.55)        --         --       9.39
8TC            Technology Fund (8/01; 5/97)                         --       (10.73)(c)  (46.26)        --         --       9.11
8TL            Telecommunications Fund (8/01; 9/99)                 --       (17.09)(c)  (54.39)        --         --     (23.16)
             JANUS ASPEN SERIES
8GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (37.84)      (48.12)     (37.84)        --         --     (36.82)
8IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (24.06)      (28.19)     (24.06)      9.01         --      12.73
             LAZARD RETIREMENT SERIES
8IP            International Equity Portfolio (9/99; 9/98)      (24.69)      (20.15)     (24.69)        --         --      (2.75)
             MFS(R)
8MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (25.45)      (29.15)     (25.45)        --         --      (1.32)
8MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                     (6.02)      (12.43)      (6.02)        --         --      13.58
8UT            Utilities Series - Service Class
               (8/01; 1/95)(n)                                      --       (10.51)(c)  (24.88)      9.64         --      13.48
             PIONEER VCT
8PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (2.44)(c)   (7.87)     11.23         --      13.58
8EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --        (3.18)(c)  (24.42)        --         --      (5.89)
             PUTNAM VARIABLE TRUST
8HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --        (2.76)(c)  (20.35)        --         --       3.59
8PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --        (4.37)(c)  (21.20)        --         --       8.73
8VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (34.06)      (40.48)     (34.06)        --         --       6.62
             STRONG FUNDS
8SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (1.40)(c)   (4.85)     13.25         --      15.31

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001 (continued)
                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                        Since
Subaccount   Investing in:                                        1 year   commencement   1 year    5 years   10 years  commencement

             WANGER
8IT            International Small Cap (9/99; 5/95)             (21.80%)     (30.89%)    (21.80%)     7.22%        --%     14.62%
8SP            U.S. Smaller Companies (9/99; 5/95)               10.49        10.45       10.49      11.55         --      17.31
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
8AA            Asset Allocation Fund (5/01; 4/94)(t)                --        (4.22)(c)   (7.71)      8.38         --      10.28
8WI            International Equity Fund (5/01; 7/00)               --       (10.88)(c)  (16.78)        --         --     (18.00)
8SG            Small Cap Growth Fund (5/01; 5/95)(u)                --        (6.51)(c)  (25.00)     (2.56)        --       4.30


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.75% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001

                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC6            Blue Chip Advantage Fund (11/02; 09/99)(c)                                (22.73%)       --%        --%    (10.78%)
BD6            Bond Fund (11/02; 10/81)                                                   (0.53)      3.55       5.89       8.78
CR6            Capital Resource Fund (11/02; 10/81)                                      (24.23)      3.77       5.38      10.55
CM6            Cash Management Fund (11/02; 10/81)                                        (4.15)      3.49       3.06       4.94
DE6            Diversified Equity Income Fund (11/02; 09/99)                              (5.62)        --         --      (1.62)
EM6            Emerging Markets Fund (11/02; 05/00)                                       (8.88)        --         --     (21.44)
ES6            Equity Select Fund (11/02; 05/01)                                             --         --         --      (8.17)(d)
EI6            Extra Income Fund (11/02; 05/96)                                           (3.01)      0.45         --       1.23
FI6            Federal Income Fund (11/02; 09/99)                                         (1.73)        --         --       2.28
GB6            Global Bond Fund (11/02; 05/96)                                            (6.34)      0.93         --       2.03
GR6            Growth Fund (11/02; 09/99)                                                (36.02)        --         --     (19.53)
IE6            International Fund (11/02; 01/92)                                         (33.94)     (2.85)        --       2.44
MF6            Managed Fund (11/02; 04/86)                                               (17.31)      5.33       7.33       8.70
ND6            New Dimensions Fund(R) (11/02; 05/96)                                     (22.93)      8.36         --       9.27
SV6            Partners Small Cap Value Fund (11/02; 08/01)                                  --         --         --      (0.37)(d)
IV6            S&P 500 Index Fund (11/02; 05/00)                                         (19.04)        --         --     (17.68)
SC6            Small Cap Advantage Fund (11/02; 09/99)                                   (13.59)        --         --       0.03
ST6            Stock Fund (11/02; 08/01)                                                     --         --         --      (9.76)(d)
SA6            Strategy Aggressive Fund (11/02; 01/92)                                   (37.82)      0.05         --       5.22
             AIM V.I.
6AC            Capital Appreciation Fund, Series II Shares (11/02; 05/93)(e)             (29.03)      4.54         --      10.22
6AD            Capital Development Fund, Series II Shares (11/02; 05/98)(e)              (15.03)        --         --       3.62
             ALLIANCE VP
6AB            AllianceBernstein International Value Portfolio (Class B)
               (11/02; 05/01)(f)                                                             --         --         --      (8.39)(d)
6AL            Growth and Income Portfolio (Class B) (11/02; 01/91)(g)                    (7.42)     12.98      13.28      12.25
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
6AI            VP International, Class II (11/02; 05/94)(h)                              (34.39)      3.24         --       4.20
6AV            VP Value, Class II (11/02; 05/96)(h)                                        4.33      10.29         --      11.09
             CALVERT VARIABLE SERIES, INC.
6SR            Social Balanced Portfolio (11/02; 09/86)                                  (13.83)      5.70       7.31       7.84
             EVERGREEN VA
6CG            Capital Growth Fund - Class 2 (11/02; 03/98)(i)                           (19.54)        --         --       3.09
             FIDELITY(R) VIP
6FG            Growth & Income Portfolio Service Class 2 (11/02; 12/96)(j)               (15.86)      8.44         --       8.43
6FM            Mid Cap Portfolio Service Class 2 (11/02; 12/98)(j)                       (10.81)        --         --      23.80
6FO            Overseas Portfolio Service Class 2 (11/02; 01/87)(j)                      (27.06)      1.23       4.40       4.65

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)
                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement

             FTVIPT
6RE            Franklin Real Estate Fund - Class 2 (11/02; 01/89)(k)                      (0.34%)     4.50%      9.94%      8.72%
6SI            Franklin Small Cap Value Securities Fund - Class 2 (11/02; 05/98)(k)        5.25         --         --       1.81
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
6MS            Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(k)                  (1.11)      8.66         --       8.87
             GOLDMAN SACHS VIT
6UE            CORE(SM) U.S. Equity Fund (11/02; 02/98)(l)                               (18.55)        --         --       1.88
6MC            Mid Cap Value Fund (11/02; 05/98)                                           3.54         --         --       4.96
             INVESCO VIF
6ID            Dynamics Fund (11/02; 08/97)                                              (36.21)        --         --       4.31
6FS            Financial Services Fund (11/02; 09/99)                                    (16.67)        --         --       5.93
6TC            Technology Fund (11/02; 05/97)                                            (49.71)        --         --       8.47
6TL            Telecommunications Fund (11/02; 09/99)                                    (57.23)        --         --     (25.85)
             JANUS ASPEN SERIES
6GT            Global Technology Portfolio: Service Shares (11/02; 01/00)(m)             (41.87)        --         --     (39.10)
6IG            International Growth Portfolio: Service Shares (11/02; 05/94)(m)          (29.11)      8.40         --      12.10
             LAZARD RETIREMENT SERIES
6IP            International Equity Portfolio (11/02; 09/98)                             (29.69)        --         --      (3.31)
             MFS(R)
6MG            Investors Growth Stock Series - Service Class (11/02; 05/99)(n)           (30.40)        --         --      (4.21)
6MD            New Discovery Series - Service Class (11/02; 05/98)(n)                    (12.41)        --         --      12.95
6UT            Utilities Series - Service Class (11/02; 01/95)(n)                        (29.92)      9.03         --      12.83
             PIONEER VCT
6PE            Pioneer Equity Income VCT Portfolio - Class II Shares
               (11/02; 03/95)(o)                                                         (14.15)     10.59         --      12.94
6EU            Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(p)          (29.50)        --         --      (6.46)
             PUTNAM VARIABLE TRUST
6HS            Putnam VT Health Sciences Fund - Class IB Shares (11/02; 04/98)(q)        (25.73)        --         --       2.98
6PI            Putnam VT International Growth Fund - Class IB Shares
               (11/02; 01/97)(r)                                                         (26.52)        --         --       8.10
6VS            Putnam VT Vista Fund - Class IB Shares (11/02; 01/97)(r)                  (38.37)        --         --       6.02
             STRONG FUNDS
6SO            Strong Opportunity Fund II - Advisor Class (11/02; 05/92)(s)              (11.39)     12.60         --      14.65
             WANGER
6IT            International Small Cap (11/02; 05/95)                                    (27.03)      6.61         --      13.98
6SP            U.S. Smaller Companies (11/02; 05/95)                                       2.88      10.92         --      16.66
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
6AA            Asset Allocation Fund (11/02; 04/94)(t)                                   (13.97)      7.77         --       9.66
6WI            International Equity Fund (11/02; 07/00)                                  (22.37)        --         --     (21.94)
6SG            Small Cap Growth Fund (11/02; 05/95)(u)                                   (29.97)     (3.08)        --       3.75

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001
                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC6            Blue Chip Advantage Fund (11/02; 09/99)(c)                                (17.67%)       --%        --%     (8.19%)
BD6            Bond Fund (11/02; 10/81)                                                    6.20       3.55       5.89       8.78
CR6            Capital Resource Fund (11/02; 10/81)                                      (19.28)      3.77       5.38      10.55
CM6            Cash Management Fund (11/02; 10/81)                                         2.31       3.49       3.06       4.94
DE6            Diversified Equity Income Fund (11/02; 09/99)                               0.73         --         --       1.23
EM6            Emerging Markets Fund (11/02; 05/00)                                       (2.77)        --         --     (18.32)
ES6            Equity Select Fund (11/02; 05/01)                                             --         --         --      (2.01)(d)
EI6            Extra Income Fund (11/02; 05/96)                                            3.53       0.45         --       1.23
FI6            Federal Income Fund (11/02; 09/99)                                          4.91         --         --       5.19
GB6            Global Bond Fund (11/02; 05/96)                                            (0.05)      0.93         --       2.03
GR6            Growth Fund (11/02; 09/99)                                                (31.96)        --         --     (17.18)
IE6            International Fund (11/02; 01/92)                                         (29.72)     (2.85)        --       2.44
MF6            Managed Fund (11/02; 04/86)                                               (11.84)      5.33       7.33       8.70
ND6            New Dimensions Fund(R) (11/02; 05/96)                                     (17.88)      8.36         --       9.27
SV6            Partners Small Cap Value Fund (11/02; 08/01)                                  --         --         --       6.38(d)
IV6            S&P 500 Index Fund (11/02; 05/00)                                         (13.70)        --         --     (14.44)
SC6            Small Cap Advantage Fund (11/02; 09/99)                                    (7.84)        --         --       2.95
ST6            Stock Fund (11/02; 08/01)                                                     --         --         --      (3.72)(d)
SA6            Strategy Aggressive Fund (11/02; 01/92)                                   (33.89)      0.05         --       5.22
             AIM V.I.
6AC            Capital Appreciation Fund, Series II Shares (11/02; 05/93)(e)             (24.45)      4.54         --      10.22
6AD            Capital Development Fund, Series II Shares (11/02; 05/98)(e)               (9.38)        --         --       3.62
             ALLIANCE VP
6AB            AllianceBernstein International Value Portfolio (Class B)
               (11/02; 05/01)(f)                                                             --         --         --      (2.25)(d)
6AL            Growth and Income Portfolio (Class B) (11/02; 01/91)(g)                    (1.20)     12.98      13.28      12.25
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
6AI            VP International, Class II (11/02; 05/94)(h)                              (30.21)      3.24         --       4.20
6AV            VP Value, Class II (11/02; 05/96)(h)                                       11.33      10.29         --      11.09
             CALVERT VARIABLE SERIES, INC.
6SR            Social Balanced Portfolio (11/02; 09/86)                                   (8.10)      5.70       7.31       7.84
             EVERGREEN VA
6CG            Capital Growth Fund - Class 2 (11/02; 03/98)(i)                           (14.24)        --         --       3.09
             FIDELITY(R) VIP
6FG            Growth & Income Portfolio Service Class 2 (11/02; 12/96)(j)               (10.28)      8.44         --       8.43
6FM            Mid Cap Portfolio Service Class 2 (11/02; 12/98)(j)                        (4.85)        --         --      23.80
6FO            Overseas Portfolio Service Class 2 (11/02; 01/87)(j)                      (22.33)      1.23       4.40       4.65

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2001 (continued)
                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement

             FTVIPT
6RE            Franklin Real Estate Fund - Class 2 (11/02; 01/89)(k)                       6.41%      4.50%      9.94%      8.72%
6SI            Franklin Small Cap Value Securities Fund - Class 2 (11/02; 05/98)(k)       12.25         --         --       1.81
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
6MS            Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(k)                   5.58       8.66         --       8.87
             GOLDMAN SACHS VIT
6UE            CORE(SM) U.S. Equity Fund (11/02; 02/98)(l)                               (13.18)        --         --       1.88
6MC            Mid Cap Value Fund (11/02; 05/98)                                          10.54         --         --       4.96
             INVESCO VIF
6ID            Dynamics Fund (11/02; 08/97)                                              (32.16)        --         --       4.31
6FS            Financial Services Fund (11/02; 09/99)                                    (11.15)        --         --       8.73
6TC            Technology Fund (11/02; 05/97)                                            (46.68)        --         --       8.47
6TL            Telecommunications Fund (11/02; 09/99)                                    (54.76)        --         --     (23.66)
             JANUS ASPEN SERIES
6GT            Global Technology Portfolio: Service Shares (11/02; 01/00)(m)             (38.25)        --         --     (37.23)
6IG            International Growth Portfolio: Service Shares (11/02; 05/94)(m)          (24.53)      8.40         --      12.10
             LAZARD RETIREMENT SERIES
6IP            International Equity Portfolio (11/02; 09/98)                             (25.15)        --         --      (3.31)
             MFS(R)
6MG            Investors Growth Stock Series - Service Class (11/02; 05/99)(n)           (25.91)        --         --      (1.89)
6MD            New Discovery Series - Service Class (11/02; 05/98)(n)                     (6.57)        --         --      12.95
6UT            Utilities Series - Service Class (11/02; 01/95)(n)                        (25.40)      9.03         --      12.83
             PIONEER VCT
6PE            Pioneer Equity Income VCT Portfolio - Class II Shares
               (11/02; 03/95)(o)                                                          (8.44)     10.59         --      12.94
6EU            Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(p)          (24.95)        --         --      (6.46)
             PUTNAM VARIABLE TRUST
6HS            Putnam VT Health Sciences Fund - Class IB Shares (11/02; 04/98)(q)        (20.90)        --         --       2.98
6PI            Putnam VT International Growth Fund - Class IB Shares
               (11/02; 01/97)(r)                                                         (21.75)        --         --       8.10
6VS            Putnam VT Vista Fund - Class IB Shares (11/02; 01/97)(r)                  (34.48)        --         --       6.02
             STRONG FUNDS
6SO            Strong Opportunity Fund II - Advisor Class (11/02; 05/92)(s)               (5.48)     12.60         --      14.65
             WANGER
6IT            International Small Cap (11/02; 05/95)                                    (22.29)      6.61         --      13.98
6SP            U.S. Smaller Companies (11/02; 05/95)                                       9.87      10.92         --      16.66
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
6AA            Asset Allocation Fund (11/02; 04/94)(t)                                    (8.25)      7.77         --       9.66
6WI            International Equity Fund (11/02; 07/00)                                  (17.28)        --         --     (18.49)
6SG            Small Cap Growth Fund (11/02; 05/95)(u)                                   (25.45)     (3.08)        --       3.75

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, and a 1.20% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2001

                                                                                                Performance of the fund(b)

                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC6            Blue Chip Advantage Fund (11/02; 09/99)(c)                                (22.59%)       --%        --%    (10.64%)
BD6            Bond Fund (11/02; 10/81)                                                   (0.39)      3.70       6.04       8.93
CR6            Capital Resource Fund (11/02; 10/81)                                      (24.09)      3.92       5.53      10.70
CM6            Cash Management Fund (11/02; 10/81)                                        (4.01)      3.64       3.21       5.09
DE6            Diversified Equity Income Fund (11/02; 09/99)                              (5.48)        --         --      (1.48)
EM6            Emerging Markets Fund (11/02; 05/00)                                       (8.74)        --         --     (21.29)
ES6            Equity Select Fund (11/02; 05/01)                                             --         --         --      (8.03)(d)
EI6            Extra Income Fund (11/02; 05/96)                                           (2.87)      0.60         --       1.38
FI6            Federal Income Fund (11/02; 09/99)                                         (1.59)        --         --       2.44
GB6            Global Bond Fund (11/02; 05/96)                                            (6.20)      1.08         --       2.18
GR6            Growth Fund (11/02; 09/99)                                                (35.88)        --         --     (19.38)
IE6            International Fund (11/02; 01/92)                                         (33.80)     (2.70)        --       2.59
MF6            Managed Fund (11/02; 04/86)                                               (17.18)      5.48       7.48       8.85
ND6            New Dimensions Fund(R) (11/02; 05/96)                                     (22.79)      8.51         --       9.42
SV6            Partners Small Cap Value Fund (11/02; 08/01)                                  --         --         --      (0.23)(d)
IV6            S&P 500 Index Fund (11/02; 05/00)                                         (18.90)        --         --     (17.53)
SC6            Small Cap Advantage Fund (11/02; 09/99)                                   (13.45)        --         --       0.17
ST6            Stock Fund (11/02; 08/01)                                                     --         --         --      (9.62)(d)
SA6            Strategy Aggressive Fund (11/02; 01/92)                                   (37.68)      0.20         --       5.37
             AIM V.I.
6AC            Capital Appreciation Fund, Series II Shares (11/02; 05/93)(e)             (28.89)      4.69         --      10.37
6AD            Capital Development Fund, Series II Shares (11/02; 05/98)(e)              (14.89)        --         --       3.77
             ALLIANCE VP
6AB            AllianceBernstein International Value Portfolio (Class B)
               (11/02; 05/01)(f)                                                             --         --         --      (8.25)(d)
6AL            Growth and Income Portfolio (Class B) (11/02; 01/91)(g)                    (7.28)     13.13      13.43      12.40
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
6AI            VP International, Class II (11/02; 05/94)(h)                              (34.25)      3.39         --       4.35
6AV            VP Value, Class II (11/02; 05/96)(h)                                        4.48      10.44         --      11.24
             CALVERT VARIABLE SERIES, INC.
6SR            Social Balanced Portfolio (11/02; 09/86)                                  (13.69)      5.85       7.46       7.99
             EVERGREEN VA
6CG            Capital Growth Fund - Class 2 (11/02; 03/98)(i)                           (19.40)        --         --       3.24
             FIDELITY(R) VIP
6FG            Growth & Income Portfolio Service Class 2 (11/02; 12/96)(j)               (15.72)      8.59         --       8.58
6FM            Mid Cap Portfolio Service Class 2 (11/02; 12/98)(j)                       (10.67)        --         --      23.95
6FO            Overseas Portfolio Service Class 2 (11/02; 01/87)(j)                      (26.92)      1.38       4.55       4.80

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2001 (continued)
                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement

             FTVIPT
6RE            Franklin Real Estate Fund - Class 2 (11/02; 01/89)(k)                      (0.20%)     4.65%     10.09%      8.87%
6SI            Franklin Small Cap Value Securities Fund - Class 2 (11/02; 05/98)(k)        5.40         --         --       1.96
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
6MS            Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(k)                  (0.97)      8.81         --       9.02
             GOLDMAN SACHS VIT
6UE            CORE(SM) U.S. Equity Fund (11/02; 02/98)(l)                               (18.41)        --         --       2.03
6MC            Mid Cap Value Fund (11/02; 05/98)                                           3.69         --         --       5.11
             INVESCO VIF
6ID            Dynamics Fund (11/02; 08/97)                                              (36.07)        --         --       4.46
6FS            Financial Services Fund (11/02; 09/99)                                    (16.53)        --         --       6.08
6TC            Technology Fund (11/02; 05/97)                                            (49.57)        --         --       8.62
6TL            Telecommunications Fund (11/02; 09/99)                                    (57.09)        --         --     (25.71)
             JANUS ASPEN SERIES
6GT            Global Technology Portfolio: Service Shares (11/02; 01/00)(m)             (41.73)        --         --     (38.95)
6IG            International Growth Portfolio: Service Shares (11/02; 05/94)(m)          (28.97)      8.55         --      12.25
             LAZARD RETIREMENT SERIES
6IP            International Equity Portfolio (11/02; 09/98)                             (29.55)        --         --      (3.16)
             MFS(R)
6MG            Investors Growth Stock Series - Service Class (11/02; 05/99)(n)           (30.26)        --         --      (4.07)
6MD            New Discovery Series - Service Class (11/02; 05/98)(n)                    (12.27)        --         --      13.10
6UT            Utilities Series - Service Class (11/02; 01/95)(n)                        (29.79)      9.18         --      12.98
             PIONEER VCT
6PE            Pioneer Equity Income VCT Portfolio - Class II Shares
               (11/02; 03/95)(o)                                                         (14.01)     10.74         --      13.09
6EU            Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(p)          (29.36)        --         --      (6.31)
             PUTNAM VARIABLE TRUST
6HS            Putnam VT Health Sciences Fund - Class IB Shares (11/02; 04/98)(q)        (25.59)        --         --       3.13
6PI            Putnam VT International Growth Fund - Class IB Shares
               (11/02; 01/97)(r)                                                         (26.38)        --         --       8.25
6VS            Putnam VT Vista Fund - Class IB Shares (11/02; 01/97)(r)                  (38.23)        --         --       6.17
             STRONG FUNDS
6SO            Strong Opportunity Fund II - Advisor Class (11/02; 05/92)(s)              (11.26)     12.75         --      14.80
             WANGER
6IT            International Small Cap (11/02; 05/95)                                    (26.89)      6.76         --      14.13
6SP            U.S. Smaller Companies (11/02; 05/95)                                       3.02      11.07         --      16.81
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
6AA            Asset Allocation Fund (11/02; 04/94)(t)                                   (13.83)      7.92         --       9.81
6WI            International Equity Fund (11/02; 07/00)                                  (22.23)        --         --     (21.80)
6SG            Small Cap Growth Fund (11/02; 05/95)(u)                                   (29.83)     (2.93)        --       3.90

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001
                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC6            Blue Chip Advantage Fund (11/02; 09/99)(c)                                (17.52%)       --%        --%     (8.04%)
BD6            Bond Fund (11/02; 10/81)                                                    6.35       3.70       6.04       8.93
CR6            Capital Resource Fund (11/02; 10/81)                                      (19.13)      3.92       5.53      10.70
CM6            Cash Management Fund (11/02; 10/81)                                         2.46       3.64       3.21       5.09
DE6            Diversified Equity Income Fund (11/02; 09/99)                               0.88         --         --       1.38
EM6            Emerging Markets Fund (11/02; 05/00)                                       (2.62)        --         --     (18.17)
ES6            Equity Select Fund (11/02; 05/01)                                             --         --         --      (1.86)(d)
EI6            Extra Income Fund (11/02; 05/96)                                            3.68       0.60         --       1.38
FI6            Federal Income Fund (11/02; 09/99)                                          5.06         --         --       5.34
GB6            Global Bond Fund (11/02; 05/96)                                             0.10       1.08         --       2.18
GR6            Growth Fund (11/02; 09/99)                                                (31.81)        --         --     (17.03)
IE6            International Fund (11/02; 01/92)                                         (29.57)     (2.70)        --       2.59
MF6            Managed Fund (11/02; 04/86)                                               (11.69)      5.48       7.48       8.85
ND6            New Dimensions Fund(R) (11/02; 05/96)                                     (17.73)      8.51         --       9.42
SV6            Partners Small Cap Value Fund (11/02; 08/01)                                  --         --         --       6.53(d)
IV6            S&P 500 Index Fund (11/02; 05/00)                                         (13.55)        --         --     (14.29)
SC6            Small Cap Advantage Fund (11/02; 09/99)                                    (7.69)        --         --       3.10
ST6            Stock Fund (11/02; 08/01)                                                     --         --         --      (3.57)(d)
SA6            Strategy Aggressive Fund (11/02; 01/92)                                   (33.74)      0.20         --       5.37
             AIM V.I.
6AC            Capital Appreciation Fund, Series II Shares (11/02; 05/93)(e)             (24.30)      4.69         --      10.37
6AD            Capital Development Fund, Series II Shares (11/02; 05/98)(e)               (9.23)        --         --       3.77
             ALLIANCE VP
6AB            AllianceBernstein International Value Portfolio (Class B)
               (11/02; 05/01)(f)                                                             --         --         --      (2.10)(d)
6AL            Growth and Income Portfolio (Class B) (11/02; 01/91)(g)                    (1.05)     13.13      13.43      12.40
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
6AI            VP International, Class II (11/02; 05/94)(h)                              (30.06)      3.39         --       4.35
6AV            VP Value, Class II (11/02; 05/96)(h)                                       11.48      10.44         --      11.24
             CALVERT VARIABLE SERIES, INC.
6SR            Social Balanced Portfolio (11/02; 09/86)                                   (7.95)      5.85       7.46       7.99
             EVERGREEN VA
6CG            Capital Growth Fund - Class 2 (11/02; 03/98)(i)                           (14.09)        --         --       3.24
             FIDELITY(R) VIP
6FG            Growth & Income Portfolio Service Class 2 (11/02; 12/96)(j)               (10.13)      8.59         --       8.58
6FM            Mid Cap Portfolio Service Class 2 (11/02; 12/98)(j)                        (4.70)        --         --      23.95
6FO            Overseas Portfolio Service Class 2 (11/02; 01/87)(j)                      (22.18)      1.38       4.55       4.80

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001 (continued)
                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement

             FTVIPT
6RE            Franklin Real Estate Fund - Class 2 (11/02; 01/89)(k)                       6.56%      4.65%     10.09%      8.87%
6SI            Franklin Small Cap Value Securities Fund - Class 2 (11/02; 05/98)(k)       12.40         --         --       1.96
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
6MS            Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(k)                   5.73       8.81         --       9.02
             GOLDMAN SACHS VIT
6UE            CORE(SM) U.S. Equity Fund (11/02; 02/98)(l)                               (13.03)        --         --       2.03
6MC            Mid Cap Value Fund (11/02; 05/98)                                          10.69         --         --       5.11
             INVESCO VIF
6ID            Dynamics Fund (11/02; 08/97)                                              (32.01)        --         --       4.46
6FS            Financial Services Fund (11/02; 09/99)                                    (11.00)        --         --       8.88
6TC            Technology Fund (11/02; 05/97)                                            (46.53)        --         --       8.62
6TL            Telecommunications Fund (11/02; 09/99)                                    (54.61)        --         --     (23.51)
             JANUS ASPEN SERIES
6GT            Global Technology Portfolio: Service Shares (11/02; 01/00)(m)             (38.10)        --         --     (37.08)
6IG            International Growth Portfolio: Service Shares (11/02; 05/94)(m)          (24.38)      8.55         --      12.25
             LAZARD RETIREMENT SERIES
6IP            International Equity Portfolio (11/02; 09/98)                             (25.00)        --         --      (3.16)
             MFS(R)
6MG            Investors Growth Stock Series - Service Class (11/02; 05/99)(n)           (25.76)        --         --      (1.74)
6MD            New Discovery Series - Service Class (11/02; 05/98)(n)                     (6.42)        --         --      13.10
6UT            Utilities Series - Service Class (11/02; 01/95)(n)                        (25.25)      9.18         --      12.98
             PIONEER VCT
6PE            Pioneer Equity Income VCT Portfolio - Class II Shares
               (11/02; 03/95)(o)                                                          (8.29)     10.74         --      13.09
6EU            Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(p)          (24.80)        --         --      (6.31)
             PUTNAM VARIABLE TRUST
6HS            Putnam VT Health Sciences Fund - Class IB Shares (11/02; 04/98)(q)        (20.75)        --         --       3.13
6PI            Putnam VT International Growth Fund - Class IB Shares
               (11/02; 01/97)(r)                                                         (21.60)        --         --       8.25
6VS            Putnam VT Vista Fund - Class IB Shares (11/02; 01/97)(r)                  (34.33)        --         --       6.17
             STRONG FUNDS
6SO            Strong Opportunity Fund II - Advisor Class (11/02; 05/92)(s)               (5.33)     12.75         --      14.80
             WANGER
6IT            International Small Cap (11/02; 05/95)                                    (22.14)      6.76         --      14.13
6SP            U.S. Smaller Companies (11/02; 05/95)                                      10.02      11.07         --      16.81
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
6AA            Asset Allocation Fund (11/02; 04/94)(t)                                    (8.10)      7.92         --       9.81
6WI            International Equity Fund (11/02; 07/00)                                  (17.13)        --         --     (18.34)
6SG            Small Cap Growth Fund (11/02; 05/95)(u)                                   (25.30)     (2.93)        --       3.90

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.20% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) With Surrender and Selection of MAV Death Benefit Rider
For Periods Ending Dec. 31, 2001
                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC9            Blue Chip Advantage Fund (11/02; 09/99)(c)                                (22.58%)       --%        --%    (10.60%)
BD9            Bond Fund (11/02; 10/81)                                                   (0.33)      3.76       6.10       9.00
CR9            Capital Resource Fund (11/02; 10/81)                                      (24.07)      3.98       5.59      10.77
CM9            Cash Management Fund (11/02; 10/81)                                        (3.96)      3.69       3.27       5.15
DE9            Diversified Equity Income Fund (11/02; 09/99)                              (5.43)        --         --      (1.43)
EM9            Emerging Markets Fund (11/02; 05/00)                                       (8.70)        --         --     (21.28)
ES9            Equity Select Fund (11/02; 05/01)                                             --         --         --      (8.05)(d)
EI9            Extra Income Fund (11/02; 05/96)                                           (2.82)      0.66         --       1.44
FI9            Federal Income Fund (11/02; 09/99)                                         (1.53)        --         --       2.50
GB9            Global Bond Fund (11/02; 05/96)                                            (6.15)      1.14         --       2.23
GR9            Growth Fund (11/02; 09/99)                                                (35.89)        --         --     (19.37)
IE9            International Fund (11/02; 01/92)                                         (33.81)     (2.65)        --       2.64
MF9            Managed Fund (11/02; 04/86)                                               (17.15)      5.54       7.55       8.92
ND9            New Dimensions Fund(R) (11/02; 05/96)                                     (22.78)      8.58         --       9.49
SV9            Partners Small Cap Value Fund (11/02; 08/01)                                  --         --         --      (0.29)(d)
IV9            S&P 500 Index Fund (11/02; 05/00)                                         (18.88)        --         --     (17.51)
SC9            Small Cap Advantage Fund (11/02; 09/99)                                   (13.41)        --         --       0.23
ST9            Stock Fund (11/02; 08/01)                                                     --         --         --      (9.69)(d)
SA9            Strategy Aggressive Fund (11/02; 01/92)                                   (37.69)      0.25         --       5.43
             AIM V.I.
9AC            Capital Appreciation Fund, Series II Shares (11/02; 05/93)(e)             (28.89)      4.75         --      10.44
9AD            Capital Development Fund, Series II Shares (11/02; 05/98)(e)              (14.86)        --         --       3.83
             ALLIANCE VP
9AB            AllianceBernstein International Value Portfolio (Class B)
               (11/02; 05/01)(f)                                                             --         --         --      (8.27)(d)
9AL            Growth and Income Portfolio (Class B) (11/02; 01/91)(g)                    (7.23)     13.21      13.51      12.48
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
9AI            VP International, Class II (11/02; 05/94)(h)                              (34.26)      3.45         --       4.41
9AV            VP Value, Class II (11/02; 05/96)(h)                                        4.55      10.51         --      11.32
             CALVERT VARIABLE SERIES, INC.
9SR            Social Balanced Portfolio (11/02; 09/86)                                  (13.66)      5.92       7.53       8.05
             EVERGREEN VA
9CG            Capital Growth Fund - Class 2 (11/02; 03/98)(i)                           (19.38)        --         --       3.30
             FIDELITY(R) VIP
9FG            Growth & Income Portfolio Service Class 2 (11/02; 12/96)(j)               (15.69)      8.65         --       8.65
9FM            Mid Cap Portfolio Service Class 2 (11/02; 12/98)(j)                       (10.63)        --         --      24.05
9FO            Overseas Portfolio Service Class 2 (11/02; 01/87)(j)                      (26.92)      1.43       4.61       4.86

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) With Surrender and Selection of MAV Death Benefit Rider
For Periods Ending Dec. 31, 2001 (continued)
                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement

             FTVIPT
9RE            Franklin Real Estate Fund - Class 2 (11/02; 01/89)(k)                      (0.14%)     4.71%     10.16%      8.94%
9SI            Franklin Small Cap Value Securities Fund - Class 2 (11/02; 05/98)(k)        5.47         --         --       2.01
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
9MS            Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(k)                  (0.91)      8.88         --       9.09
             GOLDMAN SACHS VIT
9UE            CORE(SM) U.S. Equity Fund (11/02; 02/98)(l)                               (18.39)        --         --       2.08
9MC            Mid Cap Value Fund (11/02; 05/98)                                           3.77         --         --       5.17
             INVESCO VIF
9ID            Dynamics Fund (11/02; 08/97)                                              (36.08)        --         --       4.52
9FS            Financial Services Fund (02/02; 09/99)                                    (16.50)        --         --       6.15
9TC            Technology Fund (11/02; 05/97)                                            (49.61)        --         --       8.69
9TL            Telecommunications Fund (11/02; 09/99)                                    (57.14)        --         --     (25.70)
             JANUS ASPEN SERIES
9GT            Global Technology Portfolio: Service Shares (11/02; 01/00)(m)             (41.76)        --         --     (38.98)
9IG            International Growth Portfolio: Service Shares (11/02; 05/94)(m)          (28.97)      8.61         --      12.32
             LAZARD RETIREMENT SERIES
9IP            International Equity Portfolio (11/02; 09/98)                             (29.55)        --         --      (3.11)
             MFS(R)
9MG            Investors Growth Stock Series - Service Class (11/02; 05/99)(n)           (30.26)        --         --      (4.02)
9MD            New Discovery Series - Service Class (11/02; 05/98)(n)                    (12.24)        --         --      13.18
9UT            Utilities Series - Service Class (11/02; 01/95)(n)                        (29.78)      9.25         --      13.06
             PIONEER VCT
9PE            Pioneer Equity Income VCT Portfolio - Class II Shares
               (11/02; 03/95)(o)                                                         (13.98)     10.82         --      13.16
9EU            Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(p)          (29.36)        --         --      (6.28)
             PUTNAM VARIABLE TRUST
9HS            Putnam VT Health Sciences Fund - Class IB Shares (11/02; 04/98)(q)        (25.58)        --         --       3.18
9PI            Putnam VT International Growth Fund - Class IB Shares
               (11/02; 01/97)(r)                                                         (26.38)        --         --       8.31
9VS            Putnam VT Vista Fund - Class IB Shares (11/02; 01/97)(r)                  (38.25)        --         --       6.23
             STRONG FUNDS
9SO            Strong Opportunity Fund II - Advisor Class (11/02; 05/92)(s)              (11.22)     12.82         --      14.88
             WANGER
9IT            International Small Cap (11/02; 05/95)                                    (26.88)      6.83         --      14.21
9SP            U.S. Smaller Companies (11/02; 05/95)                                       3.09      11.14         --      16.89
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
9AA            Asset Allocation Fund (11/02; 04/94)(t)                                   (13.80)      7.99         --       9.88
9WI            International Equity Fund (11/02; 07/00)                                  (22.21)        --         --     (21.79)
9SG            Small Cap Growth Fund (11/02; 05/95)(u)                                   (29.83)     (2.89)        --       3.96

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) Without Surrender and Selection of MAV Death Benefit
Rider For Periods Ending Dec. 31, 2001
                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC9            Blue Chip Advantage Fund (11/02; 09/99)(c)                                (17.51%)       --%        --%     (8.00%)
BD9            Bond Fund (11/02; 10/81)                                                    6.41       3.76       6.10       9.00
CR9            Capital Resource Fund (11/02; 10/81)                                      (19.11)      3.98       5.59      10.77
CM9            Cash Management Fund (11/02; 10/81)                                         2.52       3.69       3.27       5.15
DE9            Diversified Equity Income Fund (11/02; 09/99)                               0.94         --         --       1.44
EM9            Emerging Markets Fund (11/02; 05/00)                                       (2.58)        --         --     (18.16)
ES9            Equity Select Fund (11/02; 05/01)                                             --         --         --      (1.88)(d)
EI9            Extra Income Fund (11/02; 05/96)                                            3.74       0.66         --       1.44
FI9            Federal Income Fund (11/02; 09/99)                                          5.13         --         --       5.40
GB9            Global Bond Fund (11/02; 05/96)                                             0.16       1.14         --       2.23
GR9            Growth Fund (11/02; 09/99)                                                (31.82)        --         --     (17.01)
IE9            International Fund (11/02; 01/92)                                         (29.58)     (2.65)        --       2.64
MF9            Managed Fund (11/02; 04/86)                                               (11.67)      5.54       7.55       8.92
ND9            New Dimensions Fund(R) (11/02; 05/96)                                     (17.72)      8.58         --       9.49
SV9            Partners Small Cap Value Fund (11/02; 08/01)                                  --         --         --       6.46(d)
IV9            S&P 500 Index Fund (11/02; 05/00)                                         (13.52)        --         --     (14.27)
SC9            Small Cap Advantage Fund (11/02; 09/99)                                    (7.65)        --         --       3.16
ST9            Stock Fund (11/02; 08/01)                                                     --         --         --      (3.65)(d)
SA9            Strategy Aggressive Fund (11/02; 01/92)                                   (33.76)      0.25         --       5.43
             AIM V.I.
9AC            Capital Appreciation Fund, Series II Shares (11/02; 05/93)(e)             (24.29)      4.75         --      10.44
9AD            Capital Development Fund, Series II Shares (11/02; 05/98)(e)               (9.20)        --         --       3.83
             ALLIANCE VP
9AB            AllianceBernstein International Value Portfolio (Class B)
               (11/02; 05/01)(f)                                                             --         --         --      (2.12)(d)
9AL            Growth and Income Portfolio (Class B) (11/02; 01/91)(g)                    (1.00)     13.21      13.51      12.48
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
9AI            VP International, Class II (11/02; 05/94)(h)                              (30.06)      3.45         --       4.41
9AV            VP Value, Class II (11/02; 05/96)(h)                                       11.55      10.51         --      11.32
             CALVERT VARIABLE SERIES, INC.
9SR            Social Balanced Portfolio (11/02; 09/86)                                   (7.91)      5.92       7.53       8.05
             EVERGREEN VA
9CG            Capital Growth Fund - Class 2 (11/02; 03/98)(i)                           (14.06)        --         --       3.30
             FIDELITY(R) VIP
9FG            Growth & Income Portfolio Service Class 2 (11/02; 12/96)(j)               (10.10)      8.65         --       8.65
9FM            Mid Cap Portfolio Service Class 2 (11/02; 12/98)(j)                        (4.66)        --         --      24.05
9FO            Overseas Portfolio Service Class 2 (11/02; 01/87)(j)                      (22.17)      1.43       4.61       4.86

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) Without Surrender and Selection of MAV Death Benefit
Rider For Periods Ending Dec. 31, 2001 (continued)
                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement

             FTVIPT
9RE            Franklin Real Estate Fund - Class 2 (11/02; 01/89)(k)                       6.62%      4.71%     10.16%      8.94%
9SI            Franklin Small Cap Value Securities Fund - Class 2 (11/02; 05/98)(k)       12.47         --         --       2.01
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
9MS            Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(k)                   5.79       8.88         --       9.09
             GOLDMAN SACHS VIT
9UE            CORE(SM) U.S. Equity Fund (11/02; 02/98)(l)                               (13.00)        --         --       2.08
9MC            Mid Cap Value Fund (11/02; 05/98)                                          10.77         --         --       5.17
             INVESCO VIF
9ID            Dynamics Fund (11/02; 08/97)                                              (32.02)        --         --       4.52
9FS            Financial Services Fund (11/02; 09/99)                                    (10.97)        --         --       8.95
9TC            Technology Fund (11/02; 05/97)                                            (46.57)        --         --       8.69
9TL            Telecommunications Fund (11/02; 09/99)                                    (54.67)        --         --     (23.51)
             JANUS ASPEN SERIES
9GT            Global Technology Portfolio: Service Shares (11/02; 01/00)(m)             (38.13)        --         --     (37.10)
9IG            International Growth Portfolio: Service Shares (11/02; 05/94)(m)          (24.38)      8.61         --      12.32
             LAZARD RETIREMENT SERIES
9IP            International Equity Portfolio (11/02; 09/98)                             (25.00)        --         --      (3.11)
             MFS(R)
9MG            Investors Growth Stock Series - Service Class (11/02; 05/99)(n)           (25.76)        --         --      (1.70)
9MD            New Discovery Series - Service Class (11/02; 05/98)(n)                     (6.38)        --         --      13.18
9UT            Utilities Series - Service Class (11/02; 01/95)(n)                        (25.25)      9.25         --      13.06
             PIONEER VCT
9PE            Pioneer Equity Income VCT Portfolio - Class II Shares
               (11/02; 03/95)(o)                                                          (8.26)     10.82         --      13.16
9EU            Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(p)          (24.80)        --         --      (6.28)
             PUTNAM VARIABLE TRUST
9HS            Putnam VT Health Sciences Fund - Class IB Shares (11/02; 04/98)(q)        (20.74)        --         --       3.18
9PI            Putnam VT International Growth Fund - Class IB Shares
               (11/02; 01/97)(r)                                                         (21.59)        --         --       8.31
9VS            Putnam VT Vista Fund - Class IB Shares (11/02; 01/97)(r)                  (34.35)        --         --       6.23
             STRONG FUNDS
9SO            Strong Opportunity Fund II - Advisor Class (11/02; 05/92)(s)               (5.29)     12.82         --      14.88
             WANGER
9IT            International Small Cap (11/02; 05/95)                                    (22.13)      6.83         --      14.21
9SP            U.S. Smaller Companies (11/02; 05/95)                                      10.09      11.14         --      16.89
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
9AA            Asset Allocation Fund (11/02; 04/94)(t)                                    (8.07)      7.99         --       9.88
9WI            International Equity Fund (11/02; 07/00)                                  (17.11)        --         --     (18.33)
9SG            Small Cap Growth Fund (11/02; 05/95)(u)                                   (25.30)     (2.89)        --       3.96

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee and a 1.00% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2001
                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC9            Blue Chip Advantage Fund (11/02; 09/99)(c)                                (22.44%)       --%        --%    (10.46%)
BD9            Bond Fund (11/02; 10/81)                                                   (0.20)      3.91       6.25       9.15
CR9            Capital Resource Fund (11/02; 10/81)                                      (23.93)      4.13       5.74      10.92
CM9            Cash Management Fund (11/02; 10/81)                                        (3.82)      3.84       3.42       5.30
DE9            Diversified Equity Income Fund (11/02; 09/99)                              (5.29)        --         --      (1.28)
EM9            Emerging Markets Fund (11/02; 05/00)                                       (8.56)        --         --     (21.14)
ES9            Equity Select Fund (11/02; 05/01)                                             --         --         --      (7.91)(d)
EI9            Extra Income Fund (11/02; 05/96)                                           (2.68)      0.81         --       1.59
FI9            Federal Income Fund (11/02; 09/99)                                         (1.39)        --         --       2.66
GB9            Global Bond Fund (11/02; 05/96)                                            (6.02)      1.29         --       2.38
GR9            Growth Fund (11/02; 09/99)                                                (35.76)        --         --     (19.22)
IE9            International Fund (11/02; 01/92)                                         (33.67)     (2.50)        --       2.79
MF9            Managed Fund (11/02; 04/86)                                               (17.01)      5.69       7.70       9.07
ND9            New Dimensions Fund(R) (11/02; 05/96)                                     (22.64)      8.73         --       9.64
SV9            Partners Small Cap Value Fund (11/02; 08/01)                                  --         --         --      (0.15)(d)
IV9            S&P 500 Index Fund (11/02; 05/00)                                         (18.74)        --         --     (17.37)
SC9            Small Cap Advantage Fund (11/02; 09/99)                                   (13.27)        --         --       0.37
ST9            Stock Fund (11/02; 08/01)                                                     --         --         --      (9.55)(d)
SA9            Strategy Aggressive Fund (11/02; 01/92)                                   (37.55)      0.40         --       5.58
             AIM V.I.
9AC            Capital Appreciation Fund, Series II Shares (11/02; 05/93)(e)             (28.75)      4.90         --      10.59
9AD            Capital Development Fund, Series II Shares (11/02; 05/98)(e)              (14.72)        --         --       3.98
             ALLIANCE VP
9AB            AllianceBernstein International Value Portfolio (Class B)
               (11/02; 05/01)(f)                                                             --         --         --      (8.13)(d)
9AL            Growth and Income Portfolio (Class B) (11/02; 01/91)(g)                    (7.10)     13.36      13.66      12.63
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
9AI            VP International, Class II (11/02; 05/94)(h)                              (34.12)      3.60         --       4.56
9AV            VP Value, Class II (11/02; 05/96)(h)                                        4.70      10.66         --      11.47
             CALVERT VARIABLE SERIES, INC.
9SR            Social Balanced Portfolio (11/02; 09/86)                                  (13.52)      6.07       7.68       8.20
             EVERGREEN VA
9CG            Capital Growth Fund - Class 2 (11/02; 03/98)(i)                           (19.24)        --         --       3.45
             FIDELITY(R) VIP
9FG            Growth & Income Portfolio Service Class 2 (11/02; 12/96)(j)               (15.55)      8.80         --       8.80
9FM            Mid Cap Portfolio Service Class 2 (11/02; 12/98)(j)                       (10.50)        --         --      24.20
9FO            Overseas Portfolio Service Class 2 (11/02; 01/87)(j)                      (26.78)      1.58       4.76       5.01

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2001
(continued)
                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement

             FTVIPT
9RE            Franklin Real Estate Fund - Class 2 (11/02; 01/89)(k)                       0.00%      4.86%     10.31%      9.09%
9SI            Franklin Small Cap Value Securities Fund - Class 2 (11/02; 05/98)(k)        5.62         --         --       2.16
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
9MS            Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(k)                  (0.77)      9.03         --       9.24
             GOLDMAN SACHS VIT
9UE            CORE(SM) U.S. Equity Fund (11/02; 02/98)(l)                               (18.25)        --         --       2.23
9MC            Mid Cap Value Fund (11/02; 05/98)                                           3.92         --         --       5.32
             INVESCO VIF
9ID            Dynamics Fund (11/02; 08/97)                                              (35.94)        --         --       4.67
9FS            Financial Services Fund (11/02; 09/99)                                    (16.36)        --         --       6.31
9TC            Technology Fund (11/02; 05/97)                                            (49.47)        --         --       8.84
9TL            Telecommunications Fund (11/02; 09/99)                                    (57.00)        --         --     (25.56)
             JANUS ASPEN SERIES
9GT            Global Technology Portfolio: Service Shares (11/02; 01/00)(m)             (41.62)        --         --     (38.83)
9IG            International Growth Portfolio: Service Shares (11/02; 05/94)(m)          (28.83)      8.76         --      12.47
             LAZARD RETIREMENT SERIES
9IP            International Equity Portfolio (11/02; 09/98)                             (29.41)        --         --      (2.96)
             MFS(R)
9MG            Investors Growth Stock Series - Service Class (11/02; 05/99)(n)           (30.12)        --         --      (3.88)
9MD            New Discovery Series - Service Class (11/02; 05/98)(n)                    (12.10)        --         --      13.33
9UT            Utilities Series - Service Class (11/02; 01/95)(n)                        (29.65)      9.40         --      13.21
             PIONEER VCT
9PE            Pioneer Equity Income VCT Portfolio - Class II Shares
               (11/02; 03/95)(o)                                                         (13.84)     10.97         --      13.31
9EU            Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(p)          (29.22)        --         --      (6.13)
             PUTNAM VARIABLE TRUST
9HS            Putnam VT Health Sciences Fund - Class IB Shares (11/02; 04/98)(q)        (25.44)        --         --       3.33
9PI            Putnam VT International Growth Fund - Class IB Shares
               (11/02; 01/97)(r)                                                         (26.24)        --         --       8.46
9VS            Putnam VT Vista Fund - Class IB Shares (11/02; 01/97)(r)                  (38.11)        --         --       6.38
             STRONG FUNDS
9SO            Strong Opportunity Fund II - Advisor Class (11/02; 05/92)(s)              (11.08)     12.97         --      15.03
             WANGER
9IT            International Small Cap (11/02; 05/95)                                    (26.74)      6.98         --      14.36
9SP            U.S. Smaller Companies (11/02; 05/95)                                       3.24      11.29         --      17.04
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
9AA            Asset Allocation Fund (11/02; 04/94)(t)                                   (13.66)      8.14         --      10.03
9WI            International Equity Fund (11/02; 07/00)                                  (22.07)        --         --     (21.64)
9SG            Small Cap Growth Fund (11/02; 05/95)(u)                                   (29.69)     (2.74)        --       4.11

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2001
                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC9            Blue Chip Advantage Fund (11/02; 09/99)(c)                                (17.36%)       --%        --%     (7.85%)
BD9            Bond Fund (11/02; 10/81)                                                    6.56       3.91       6.25       9.15
CR9            Capital Resource Fund (11/02; 10/81)                                      (18.96)      4.13       5.74      10.92
CM9            Cash Management Fund (11/02; 10/81)                                         2.67       3.84       3.42       5.30
DE9            Diversified Equity Income Fund (11/02; 09/99)                               1.09         --         --       1.59
EM9            Emerging Markets Fund (11/02; 05/00)                                       (2.43)        --         --     (18.01)
ES9            Equity Select Fund (11/02; 05/01)                                             --         --         --      (1.73)(d)
EI9            Extra Income Fund (11/02; 05/96)                                            3.89       0.81         --       1.59
FI9            Federal Income Fund (11/02; 09/99)                                          5.28         --         --       5.55
GB9            Global Bond Fund (11/02; 05/96)                                             0.31       1.29         --       2.38
GR9            Growth Fund (11/02; 09/99)                                                (31.67)        --         --     (16.86)
IE9            International Fund (11/02; 01/92)                                         (29.43)     (2.50)        --       2.79
MF9            Managed Fund (11/02; 04/86)                                               (11.52)      5.69       7.70       9.07
ND9            New Dimensions Fund(R) (11/02; 05/96)                                     (17.57)      8.73         --       9.64
SV9            Partners Small Cap Value Fund (11/02; 08/01)                                  --         --         --       6.61(d)
IV9            S&P 500 Index Fund (11/02; 05/00)                                         (13.37)        --         --     (14.12)
SC9            Small Cap Advantage Fund (11/02; 09/99)                                    (7.50)        --         --       3.31
ST9            Stock Fund (11/02; 08/01)                                                     --         --         --      (3.50)(d)
SA9            Strategy Aggressive Fund (11/02; 01/92)                                   (33.61)      0.40         --       5.58
             AIM V.I.
9AC            Capital Appreciation Fund, Series II Shares (11/02; 05/93)(e)             (24.14)      4.90         --      10.59
9AD            Capital Development Fund, Series II Shares (11/02; 05/98)(e)               (9.05)        --         --       3.98
             ALLIANCE VP
9AB            AllianceBernstein International Value Portfolio (Class B)
               (11/02; 05/01)(f)                                                             --         --         --      (1.97)(d)
9AL            Growth and Income Portfolio (Class B) (11/02; 01/91)(g)                    (0.85)     13.36      13.66      12.63
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
9AI            VP International, Class II (11/02; 05/94)(h)                              (29.91)      3.60         --       4.56
9AV            VP Value, Class II (11/02; 05/96)(h)                                       11.70      10.66         --      11.47
             CALVERT VARIABLE SERIES, INC.
9SR            Social Balanced Portfolio (11/02; 09/86)                                   (7.76)      6.07       7.68       8.20
             EVERGREEN VA
9CG            Capital Growth Fund - Class 2 (11/02; 03/98)(i)                           (13.91)        --         --       3.45
             FIDELITY(R) VIP
9FG            Growth & Income Portfolio Service Class 2 (11/02; 12/96)(j)                (9.95)      8.80         --       8.80
9FM            Mid Cap Portfolio Service Class 2 (11/02; 12/98)(j)                        (4.51)        --         --      24.20
9FO            Overseas Portfolio Service Class 2 (11/02; 01/87)(j)                      (22.02)      1.58       4.76       5.01

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2001
(continued)
                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement

             FTVIPT
9RE            Franklin Real Estate Fund - Class 2 (11/02; 01/89)(k)                       6.77%      4.86%     10.31%      9.09%
9SI            Franklin Small Cap Value Securities Fund - Class 2 (11/02; 05/98)(k)       12.62         --         --       2.16
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
9MS            Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(k)                   5.94       9.03         --       9.24
             GOLDMAN SACHS VIT
9UE            CORE(SM) U.S. Equity Fund (11/02; 02/98)(l)                               (12.85)        --         --       2.23
9MC            Mid Cap Value Fund (11/02; 05/98)                                          10.92         --         --       5.32
             INVESCO VIF
9ID            Dynamics Fund (11/02; 08/97)                                              (31.87)        --         --       4.67
9FS            Financial Services Fund (11/02; 09/99)                                    (10.82)        --         --       9.10
9TC            Technology Fund (11/02; 05/97)                                            (46.42)        --         --       8.84
9TL            Telecommunications Fund (11/02; 09/99)                                    (54.52)        --         --     (23.36)
             JANUS ASPEN SERIES
9GT            Global Technology Portfolio: Service Shares (11/02; 01/00)(m)             (37.98)        --         --     (36.95)
9IG            International Growth Portfolio: Service Shares (11/02; 05/94)(m)          (24.23)      8.76         --      12.47
             LAZARD RETIREMENT SERIES
9IP            International Equity Portfolio (11/02; 09/98)                             (24.85)        --         --      (2.96)
             MFS(R)
9MG            Investors Growth Stock Series - Service Class (11/02; 05/99)(n)           (25.61)        --         --      (1.55)
9MD            New Discovery Series - Service Class (11/02; 05/98)(n)                     (6.23)        --         --      13.33
9UT            Utilities Series - Service Class (11/02; 01/95)(n)                        (25.10)      9.40         --      13.21
             PIONEER VCT
9PE            Pioneer Equity Income VCT Portfolio - Class II Shares
               (11/02; 03/95)(o)                                                          (8.11)     10.97         --      13.31
9EU            Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(p)          (24.65)        --         --      (6.13)
             PUTNAM VARIABLE TRUST
9HS            Putnam VT Health Sciences Fund - Class IB Shares (11/02; 04/98)(q)        (20.59)        --         --       3.33
9PI            Putnam VT International Growth Fund - Class IB Shares
               (11/02; 01/97)(r)                                                         (21.44)        --         --       8.46
9VS            Putnam VT Vista Fund - Class IB Shares (11/02; 01/97)(r)                  (34.20)        --         --       6.38
             STRONG FUNDS
9SO            Strong Opportunity Fund II - Advisor Class (11/02; 05/92)(s)               (5.14)     12.97         --      15.03
             WANGER
9IT            International Small Cap (11/02; 05/95)                                    (21.98)      6.98         --      14.36
9SP            U.S. Smaller Companies (11/02; 05/95)                                      10.24      11.29         --      17.04
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
9AA            Asset Allocation Fund (11/02; 04/94)(t)                                    (7.92)      8.14         --      10.03
9WI            International Equity Fund (11/02; 07/00)                                  (16.96)        --         --     (18.18)
9SG            Small Cap Growth Fund (11/02; 05/95)(u)                                   (25.15)     (2.74)        --       4.11

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.00% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                    ---------
                                        P

where:         P = a hypothetical initial payment of $1,000

             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of the following charges: the contract administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, and mortality and expense risk fee. We also show return figures without deduction of the Maximum Anniversary Value Death Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND
Annualized Simple Yield
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d) multiplying the base period return by 365/7.

The subaccount's value includes:

o   any declared dividends,

o   the value of any shares purchased with dividends paid during the period, and

o   any dividends declared for such shares.

It does not include:

o   the effect of any applicable surrender charge, or

o   any realized or unrealized gains or losses.

Annualized Compound Yield
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for RAVA Advantage Based on the Seven-Day Period Ending Dec. 31, 2001

Subaccount  Investing in:                                      Simple yield             Compound yield

CM7         AXP(R) Variable Portfolio - Cash Management Fund         0.66%                  0.66%
CM8         AXP(R) Variable Portfolio - Cash Management Fund         0.83                   0.83

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                           -----
                            cd

where:         a = dividends and investment income earned during the period

               b = expenses accrued for the period (net of reimbursements)

               c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends

               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield for RAVA Advantage Based on the 30-Day Period Ended
Dec. 31, 2001

Subaccount    Investing in:                                              Yield

BD7           AXP(R) Variable Portfolio - Bond Fund                       5.68%
BD8           AXP(R) Variable Portfolio - Bond Fund                       5.70
EI7           AXP(R) Variable Portfolio - Extra Income Fund              11.09
EI8           AXP(R) Variable Portfolio - Extra Income Fund              11.12
FI7           AXP(R) Variable Portfolio - Federal Income Fund             5.72
FI8           AXP(R) Variable Portfolio - Federal Income Fund             5.68
GB7           AXP(R) Variable Portfolio - Global Bond Fund                9.81
GB8           AXP(R) Variable Portfolio - Global Bond Fund                9.79


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o   the annuity unit value on the valuation date; by

o   the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o   the net investment factor; and

o   the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o   dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RAVA Advantage / RAVA Select
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at americanexpress.com/advisors or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                               www.ambest.com

Fitch (formerly Duff and Phelps)                        www.fitchratings.com

Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. Both AEFA and IDS Life of New York are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. IDS Life of New York currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $2,925,442; 2000: $1,656,378; and 1999:
$957,659. AEFA retains no underwriting commission from the sale of the contract.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Annual Financial Information

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and Liabilities of the segregated asset subaccounts of IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Advantage(SM) Variable Annuity (comprised of subaccounts BC7, BC8, BD7, BD8, CR7, CR8, CM7, CM8, DE7, DE8, EM7, EM8, ES7, ES8, EI7, EI8, FI7, FI8, GB7, GB8, GR7, GR8, IE7, IE8, MF7, MF8, ND7, ND8, SV7, SV8, IV7, IV8, SC7, SC8, ST7, ST8, SA7, SA8, 7AC, 8AC, 7AD, 8AD, 7AB, 8AB, 7AL, 8AL, 7AI, 8AI, 7AV, 8AV, 7SR, 8SR, 7CG, 8CG, 7FG, 8FG, 7FM, 8FM, 7FO, 8FO, 7RE, 8RE, 7SI, 8SI, 7MS, 8MS, 7UE, 8UE, 7MC, 8MC, 7ID, 8ID, 7FS, 8FS, 7TC, 8TC, 7TL, 8TL, 7GT, 8GT, 7IG, 8IG, 7IP, 8IP, 7MG, 8MG, 7MD, 8MD, 7UT, 8UT, 7PE, 8PE, 8EU, 7HS, 8HS, 7PI, 8PI, 7VS, 8VS, 7SO, 8SO, 7IT, 8IT, 7SP, 8SP, 7AA, 8AA, 7WI, 8WI, 7SG and 8SG) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Advantage(SM) Variable Annuity at December 31, 2001, and the individual results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Minneapolis, Minnesota
March 22, 2002

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                            Segregated Asset Subaccounts
                                             --------------------------------------------------------------------------------------
December 31, 2001                                 BC7       BC8          BD7           BD8         CR7         CR8        CM7
Assets

Investments in shares of mutual funds
  and portfolios:
   at cost                                    $ 664,117  $ 531,658  $ 4,470,880  $ 4,207,633  $ 256,930  $  240,033  $ 14,051,308
                                             ---------------------------------------------------------------------------------------
   at market value                            $ 615,986  $ 486,093  $ 4,465,495  $ 4,193,356  $ 231,702  $  241,460  $ 14,050,975
Dividends receivable                                 --         --       20,066       19,456         --          --        21,367
Accounts receivable from IDS Life of
  New York for contract purchase payments           348      1,634        1,567        5,382         --          75       105,637
Receivable from mutual funds and portfolios
  for share redemptions                              --         --           --           --         --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    616,334    487,727    4,487,128    4,218,194    231,702     241,535    14,177,979
====================================================================================================================================

Liabilities

Payable to IDS Life of New York for:
   Mortality and expense risk fee                   506        309        3,475        2,657        177         145        11,479
   Contract terminations                             --         --           --           --         --          --            --
Payable to mutual funds and portfolios
  for investments purchased                          --         --           --           --         --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                   506        309        3,475        2,657        177         145        11,479
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           615,828    487,418    4,483,653    4,215,537    231,525     241,390    14,166,500
Net assets applicable to contracts in
  payment period                                     --         --           --           --         --          --            --
====================================================================================================================================
Total net assets                              $ 615,828  $ 487,418  $ 4,483,653  $ 4,215,537  $ 231,525  $  241,390  $ 14,166,500
====================================================================================================================================
Accumulation units outstanding                  827,236    653,100    4,118,532    3,859,665    325,756     338,707    13,645,556
====================================================================================================================================
Net asset value per accumulation unit         $    0.74  $    0.75  $      1.09  $      1.09  $    0.71  $     0.71  $       1.04
====================================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                              Segregated Asset Subaccounts
                                             ---------------------------------------------------------------------------------------
December 31, 2001 (continued)                        CM8          DE7          DE8         EM7        EM8        ES7        ES8
Assets

Investments in shares of mutual funds
  and portfolios:
   at cost                                     $ 14,552,711  $ 1,317,965  $ 1,085,040  $  91,031  $  97,586  $ 174,949  $ 81,242
                                             ---------------------------------------------------------------------------------------
   at market value                             $ 14,552,370  $ 1,313,965  $ 1,096,423  $  92,622  $  87,042  $ 182,965  $ 85,883
Dividends receivable                                 22,162           --           --         --         --         --        --
Accounts receivable from IDS Life of
  New York for contract purchase payments           122,263          102        3,079         --         --         --        29
Receivable from mutual funds and portfolios
  for share redemptions                                  --           --           --         --         --         --        --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                     14,696,795    1,314,067    1,099,502     92,622     87,042    182,965    85,912
====================================================================================================================================

Liabilities

Payable to IDS Life of New York for:
   Mortality and expense risk fee                     9,398        1,003          675         75         55        134        48
   Contract terminations                                 --           --           --         --         --         --        --
Payable to mutual funds and portfolios for
  investments purchased                                  --           --           --         --         --         --        --
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                     9,398        1,003          675         75         55        134        48
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            14,687,397    1,313,064    1,098,827     92,547     86,987    182,831    85,864
Net assets applicable to contracts in
  payment period                                         --           --           --         --         --         --        --
====================================================================================================================================
Total net assets                               $ 14,687,397  $ 1,313,064  $ 1,098,827  $  92,547  $  86,987  $ 182,831  $ 85,864
====================================================================================================================================
Accumulation units outstanding                   14,112,210    1,302,504    1,088,856    107,196    100,493    183,987    86,293
====================================================================================================================================
Net asset value per accumulation unit          $       1.04  $      1.01  $      1.01  $    0.86  $    0.87  $    0.99  $   1.00
====================================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                     EI7          EI8          FI7          FI8          GB7         GB8         GR7
Assets

Investments in shares of mutual funds
  and portfolios:
   at cost                                   $ 3,604,898  $ 2,609,362  $ 4,369,425  $ 2,944,500  $ 1,045,728  $ 556,442  $ 2,046,569
                                            ---------------------------------------------------------------------------- -----------
   at market value                           $ 3,410,838  $ 2,496,716  $ 4,376,431  $ 2,944,949  $ 1,046,345  $ 553,765  $ 1,492,581
Dividends receivable                              29,925       19,570       19,931       12,563        8,018      4,340           --
Accounts receivable from IDS Life of
  New York for contract purchase payments          2,324        2,266           --       15,825           13        179          480
Receivable from mutual funds and portfolios
  for share redemptions                               --           --           --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   3,443,087    2,518,552    4,396,362    2,973,337    1,054,376    558,284    1,493,061
====================================================================================================================================

Liabilities

Payable to IDS Life of New York for:
   Mortality and expense risk fee                  2,675        1,394        3,452        1,709          811        345        1,194
   Contract terminations                              --           --        6,321           --           --         --           --
Payable to mutual funds and portfolios for
  investments purchased                               --           --           --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                  2,675        1,394        9,773        1,709          811        345        1,194
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          3,440,412    2,517,158    4,386,589    2,971,628    1,053,565    557,939    1,491,867
Net assets applicable to contracts in
  payment period                                      --           --           --           --           --         --           --
====================================================================================================================================
Total net assets                             $ 3,440,412  $ 2,517,158  $ 4,386,589  $ 2,971,628  $ 1,053,565  $ 557,939  $ 1,491,867
====================================================================================================================================
Accumulation units outstanding                 3,548,217    2,595,602    4,050,336    2,737,411    1,001,138    529,405    2,825,617
====================================================================================================================================
Net asset value per accumulation unit        $      0.97  $      0.97  $      1.08  $      1.09  $      1.05  $    1.05  $      0.53
====================================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                        Segregated Asset Subaccounts
                                             ---------------------------------------------------------------------------------------
December 31, 2001 (continued)                      GR8         IE7        IE8         MF7          MF8          ND7        ND8
Assets

Investments in shares of mutual funds
  and portfolios:
   at cost                                    $ 1,524,936  $  374,872  $ 128,075  $ 1,335,448  $ 881,239  $ 7,087,382  $ 5,493,763
                                              --------------------------------------------------------------------------------------
   at market value                            $ 1,155,890  $  291,308  $ 116,824  $ 1,235,409  $ 832,948  $ 6,483,633  $ 5,167,171
Dividends receivable                                   --          --         --           --         --           --           --
Accounts receivable from IDS Life of
  New York for contract purchase payments           1,480          --          3          582        469        3,911        3,268
Receivable from mutual funds and portfolios
  for share redemptions                                --          --         --           --         --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    1,157,370     291,308    116,827    1,235,991    833,417    6,487,544    5,170,439
====================================================================================================================================

Liabilities

Payable to IDS Life of New York for:
   Mortality and expense risk fee                     730         235         74          986        494        5,105        3,205
   Contract terminations                               --          --         --           --         --           --           --
Payable to mutual funds and portfolios for
  investments purchased                                --          --         --           --         --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                     730         235         74          986        494        5,105        3,205
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           1,156,640     291,073    116,753    1,235,005    832,923    6,447,205    5,167,234
Net assets applicable to contracts in
  payment period                                       --          --         --           --         --       35,234           --
====================================================================================================================================
Total net assets                              $ 1,156,640  $  291,073  $ 116,753  $ 1,235,005  $ 832,923  $ 6,482,439  $ 5,167,234
====================================================================================================================================
Accumulation units outstanding                  2,185,087     454,893    182,011    1,468,342    987,821    8,744,321    6,990,380
====================================================================================================================================
Net asset value per accumulation unit         $      0.53  $     0.64  $    0.64  $      0.84  $    0.84  $      0.74  $      0.74
====================================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                              Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                     SV7         SV8        IV7         IV8         SC7         SC8        ST7
Assets

Investments in shares of mutual funds
  and portfolios:
   at cost                                    $ 608,748  $  582,776  $ 1,563,160  $ 1,800,719  $ 518,755  $ 375,642  $    1,985
                                            ----------------------------------------------------------------------------------------
   at market value                            $ 672,334  $  647,541  $ 1,497,410  $ 1,753,309  $ 525,299  $ 386,287  $    2,055
Dividends receivable                                 --          --           --           --         --         --          --
Accounts receivable from IDS Life of
  New York for contract purchase payments           313       2,273        4,518       13,862         --        302          --
Receivable from mutual funds and portfolios
  for share redemptions                              --          --           --           --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    672,647     649,814    1,501,928    1,767,171    525,299    386,589       2,055
====================================================================================================================================

Liabilities

Payable to IDS Life of New York for:
   Mortality and expense risk fee                   461         367        1,132        1,086        407        240           1
   Contract terminations                             --          --           --           --         --         --          --
Payable to mutual funds and portfolios for
  investments purchased                              --          --           --           --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                   461         367        1,132        1,086        407        240           1
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           672,186     649,447    1,500,796    1,766,085    524,892    386,349       2,054
Net assets applicable to contracts in
  payment period                                     --          --           --           --         --         --          --
====================================================================================================================================
Total net assets                              $ 672,186  $  649,447  $ 1,500,796  $ 1,766,085  $ 524,892  $ 386,349  $    2,054
====================================================================================================================================
Accumulation units outstanding                  627,580     605,879    1,885,679    2,213,644    599,325    440,138       2,132
====================================================================================================================================
Net asset value per accumulation unit         $    1.07  $     1.07  $      0.80  $      0.80  $    0.88  $    0.88  $     0.96
====================================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts
                                            -------------------------------------------------------------------------------------
December 31, 2001 (continued)                    ST8         SA7         SA8          7AC       8AC        7AD         8AD
Assets

Investments in shares of mutual funds
  and portfolios:
   at cost                                    $  34,154  $ 1,395,907  $   789,602  $ 69,455  $ 108,903  $  61,265  $  59,752
                                            -------------------------------------------------------------------------------------
   at market value                            $  35,118  $ 1,016,637  $   571,509  $ 68,643  $ 111,506  $  65,891  $  63,572
Dividends receivable                                 --           --           --        --         --         --         --
Accounts receivable from IDS Life of
  New York for contract purchase payments            --           --          520        --        297        960        338
Receivable from mutual funds and portfolios
  for share redemptions                              --           --           --        40         46         38         28
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                     35,118    1,016,637      572,029    68,683    111,849     66,889     63,938
=================================================================================================================================

Liabilities

Payable to IDS Life of New York for:
   Mortality and expense risk fee                    17          811          357        40         46         38         28
   Contract terminations                             --        5,929           --        --         --         --         --
Payable to mutual funds and portfolios for
  investments purchased                              --           --           --        --        297        960        338
---------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                    17        6,740          357        40        343        998        366
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            35,101    1,009,897      571,672    68,643    111,506     65,891     63,572
Net assets applicable to contracts in
  payment period                                     --           --           --        --         --         --         --
=================================================================================================================================
Total net assets                              $  35,101  $ 1,009,897  $   571,672  $ 68,643  $ 111,506  $  65,891  $  63,572
=================================================================================================================================
Accumulation units outstanding                   36,410    2,100,247    1,186,224    70,300    114,107     67,081     64,662
=================================================================================================================================
Net asset value per accumulation unit         $    0.96  $      0.48  $      0.48  $   0.98  $    0.98  $    0.98  $    0.98
=================================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                           Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                   7AB         8AB         7AL         8AL          7AI        8AI        7AV
Assets

Investments in shares of mutual funds
  and portfolios:
   at cost                                   $  26,179   $ 34,943   $  688,348   $  285,819   $ 139,098  $ 109,888  $ 824,919
                                            ----------------------------------------------------------------------------------------
   at market value                           $  27,970   $ 37,540   $  704,209   $  296,283   $ 141,708  $ 111,058  $ 878,081
Dividends receivable                                --         --           --           --          --         --         --
Accounts receivable from IDS Life of
  New York for contract purchase payments           --         42        6,000          527         657         10      3,180
Receivable from mutual funds and portfolios
  for share redemptions                             17         17          354          128          74         45        490
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    27,987     37,599      710,563      296,938     142,439    111,113    881,751
====================================================================================================================================

Liabilities

Payable to IDS Life of New York for:
   Mortality and expense risk fee                   17         17          354          128          74         45        490
   Contract terminations                            --         --           --           --          --         --         --
Payable to mutual funds and portfolios for
  investments purchased                             --         42        6,000          527         657         10      3,180
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                   17         59        6,354          655         731         55      3,670
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           27,970     37,540      704,209      296,283     141,708    111,058    878,081
Net assets applicable to contracts in
  payment period                                    --         --           --           --          --         --         --
====================================================================================================================================
Total net assets                             $  27,970   $ 37,540   $  704,209   $  296,283   $ 141,708  $ 111,058  $ 878,081
====================================================================================================================================
Accumulation units outstanding                  28,621     38,491      730,008      306,898     152,046    119,066    847,530
====================================================================================================================================
Net asset value per accumulation unit        $    0.98   $   0.98   $     0.96   $     0.97   $    0.93  $    0.93  $    1.04
====================================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                      Segregated Asset Subaccounts
                                            -----------------------------------------------------------------------------------
December 31, 2001 (continued)                   8AV        7SR         8SR         7CG       8CG         7FG       8FG
Assets

Investments in shares of mutual funds
  and portfolios:
   at cost                                   $ 684,734  $ 263,563  $  112,608  $  93,113  $  163,091  $ 568,602  $ 489,482
                                            -----------------------------------------------------------------------------------
   at market value                           $ 745,212  $ 247,669  $  106,097  $  97,497  $  167,392  $ 581,807  $ 501,708
Dividends receivable                                --         --          --         --          --         --         --
Accounts receivable from IDS Life of
  New York for contract purchase payments          301         92         313        500       2,868      5,253      1,120
Receivable from mutual funds and portfolios
  for share redemptions                            310        187          63         60          75        303        228
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                   745,823    247,948     106,473     98,057     170,335    587,363    503,056
===============================================================================================================================

Liabilities

Payable to IDS Life of New York for:
   Mortality and expense risk fee                  310        187          63         60          75        303        228
   Contract terminations                            --         --          --         --          --         --         --
Payable to mutual funds and portfolios for
  investments purchased                            301         92         313        500       2,868      5,253      1,120
-------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                  611        279         376        560       2,943      5,556      1,348
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          745,212    247,669     106,097     97,497     167,392    581,807    501,708
Net assets applicable to contracts in
  payment period                                    --         --          --         --          --         --         --
===============================================================================================================================
Total net assets                             $ 745,212  $ 247,669  $  106,097  $  97,497  $  167,392  $ 581,807  $ 501,708
===============================================================================================================================
Accumulation units outstanding                 718,801    289,413     123,741    102,569     175,884    582,628    502,018
===============================================================================================================================
Net asset value per accumulation unit        $    1.04  $    0.86  $     0.86  $    0.95  $     0.95  $    1.00  $    1.00
===============================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts
                                            -------------------------------------------------------------------------------------
December 31, 2001 (continued)                   7FM        8FM        7FO         8FO        7RE         8RE          7SI
Assets

Investments in shares of mutual funds
  and portfolios:
   at cost                                   $ 531,565  $ 579,518  $   94,330  $ 141,936  $ 1,287,481  $ 1,059,237  $ 463,424
---------------------------------------------------------------------------------------------------------------------------------
   at market value                           $ 557,704  $ 611,875  $   95,015  $ 141,320  $ 1,344,980  $ 1,112,223  $ 501,654
Dividends receivable                                --         --          --         --           --           --         --
Accounts receivable from IDS Life of
  New York for contract purchase payments       10,656      6,707          --        757          675        6,220      6,000
Receivable from mutual funds and portfolios
  for share redemptions                            296        242          50         71        1,035          683        388
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                   568,656    618,824      95,065    142,148    1,346,690    1,119,126    508,042
=================================================================================================================================

Liabilities

Payable to IDS Life of New York for:
   Mortality and expense risk fee                  296        242          50         71        1,035          683        388
   Contract terminations                            --         --          --         --           --           --         --
Payable to mutual funds and portfolios for
  investments purchased                         10,656      6,707          --        757          675        6,220      6,000
---------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                               10,952      6,949          50        828        1,710        6,903      6,388
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          557,704    611,875      95,015    141,320    1,344,980    1,112,223    501,654
Net assets applicable to contracts in
  payment period                                    --         --          --         --           --           --         --
=================================================================================================================================
Total net assets                             $ 557,704  $ 611,875  $   95,015  $ 141,320  $ 1,344,980  $ 1,112,223  $  01,654
=================================================================================================================================
Accumulation units outstanding                 536,387    588,026     100,540    149,419    1,215,107    1,002,562    410,457
=================================================================================================================================
Net asset value per accumulation unit        $    1.04  $    1.04  $     0.95  $    0.95  $      1.11  $      1.11  $    1.22
=================================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                        Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                   8SI        7MS        8MS          7UE          8UE          7MC           8MC
Assets

Investments in shares of mutual funds
  and portfolios:
   at cost                                   $ 404,355  $ 145,866  $  144,366  $ 1,200,534  $ 1,510,070  $ 1,318,108  $  968,993
                                            ----------------------------------------------------------------------------------------
   at market value                           $ 429,137  $ 149,901  $  149,306  $ 1,125,994  $ 1,420,124  $ 1,350,844  $  983,970
Dividends receivable                                --         --          --           --           --           --          --
Accounts receivable from IDS Life of
  New York for contract purchase payments        2,241      7,540          20          597          253          640       1,136
Receivable from mutual funds and portfolios
  for share redemptions                            272         62          71          887          884        1,053         610
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   431,650    157,503     149,397    1,127,478    1,421,261    1,352,537     985,716
====================================================================================================================================

Liabilities

Payable to IDS Life of New York for:
   Mortality and expense risk fee                  272         62          71          887          884        1,053         610
   Contract terminations                            --         --          --           --           --           --          --
Payable to mutual funds and portfolios for
  investments purchased                          2,241      7,540          20          597          253          640       1,136
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                2,513      7,602          91        1,484        1,137        1,693       1,746
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          429,137    149,901     149,306    1,125,994    1,420,124    1,350,844     983,970
Net assets applicable to contracts in
  payment period                                    --         --          --           --           --           --          --
====================================================================================================================================
Total net assets                             $ 429,137  $ 149,901  $  149,306  $ 1,125,994  $ 1,420,124  $ 1,350,844  $  983,970
====================================================================================================================================
Accumulation units outstanding                 350,064    155,273     154,511    1,421,640    1,788,437    1,095,591     795,746
====================================================================================================================================
Net asset value per accumulation unit        $    1.23  $    0.97  $     0.97  $      0.79  $      0.79  $      1.23  $     1.24
====================================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                           Segregated Asset Subaccounts
                                           ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                   7ID         8ID        7FS         8FS          7TC          8TC         7TL
Assets

Investments in shares of mutual funds
  and portfolios:
   at cost                                   $ 171,637  $ 145,108  $   82,595  $   113,605  $    54,284  $    72,760  $   55,208
                                            ---------------------------------------------------------------------------------------
   at market value                           $ 193,071  $ 159,461  $   86,647  $   119,179  $    57,191  $    83,253  $   59,240
Dividends receivable                                --         --         269          375           --           --          --
Accounts receivable from IDS Life of
  New York for contract purchase payments        1,000      2,110       5,520        6,056        1,000        4,455          --
Receivable from mutual funds and portfolios
  for share redemptions                            107         70          48           46           32           34          37
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                   194,178    161,641      92,484      125,656       58,223       87,742      59,277
===================================================================================================================================

Liabilities

Payable to IDS Life of New York for:
   Mortality and expense risk fee                  107         70          48           46           32           34          37
   Contract terminations                            --         --          --           --           --           --          --
Payable to mutual funds and portfolios for
  investments purchased                          1,000      2,110       5,789        6,431        1,000        4,455          --
-----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                1,107      2,180       5,837        6,477        1,032        4,489          37
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          193,071    159,461      86,647      119,179       57,191       83,253      59,240
Net assets applicable to contracts in
  payment period                                    --         --          --           --           --           --          --
===================================================================================================================================
Total net assets                             $ 193,071  $ 159,461  $   86,647  $   119,179  $    57,191  $    83,253  $   59,240
===================================================================================================================================
Accumulation units outstanding                 201,053    165,888      89,744      123,340       62,920       91,522      70,401
===================================================================================================================================
Net asset value per accumulation unit        $    0.96  $    0.96  $     0.97  $      0.97  $      0.91  $      0.91  $     0.84
===================================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts
                                           -----------------------------------------------------------------------------------------
December 31, 2001 (continued)                    8TL         7GT        8GT         7IG         8IG         7IP        8IP
Assets

Investments in shares of mutual funds
  and portfolios:
   at cost                                   $  11,771  $   674,029  $   628,779  $ 2,414,235  $ 1,864,624  $ 402,108  $  281,100
                                            ----------------------------------------------------------------------------------------
   at market value                           $  12,096  $   521,771  $   466,418  $ 2,073,575  $ 1,647,944  $ 376,734  $  262,527
Dividends receivable                                --           --           --           --           --         --          --
Accounts receivable from IDS Life of
  New York for contract purchase payments        1,968          363          301        1,737        1,636         --         378
Receivable from mutual funds and portfolios
  for share redemptions                              4          404          289        1,635        1,020        285         161
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    14,068      522,538      467,008    2,076,947    1,650,600    377,019     263,066
====================================================================================================================================

Liabilities

Payable to IDS Life of New York for:
   Mortality and expense risk fee                    4          404          289        1,635        1,020        285         161
   Contract terminations                            --           --           --           --           --         --          --
Payable to mutual funds and portfolios for
  investments purchased                          1,968          363          301        1,737        1,636         --         378
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                1,972          767          590        3,372        2,656        285         539
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           12,096      521,771      466,418    2,073,575    1,647,944    376,734     262,527
Net assets applicable to contracts in
  payment period                                    --           --           --           --           --         --          --
====================================================================================================================================
Total net assets                             $  12,096  $   521,771  $   466,418  $ 2,073,575  $ 1,647,944  $ 376,734  $  262,527
====================================================================================================================================
Accumulation units outstanding                  14,364    1,190,290    1,060,684    3,146,720    2,494,433    497,974     351,607
====================================================================================================================================
Net asset value per accumulation unit        $    0.84  $      0.44  $      0.44  $      0.66  $      0.66  $    0.76  $     0.75
====================================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                     7MG         8MG          7MD          8MD           7UT         8UT       7PE
Assets

Investments in shares of mutual funds
  and portfolios:
   at cost                                   $ 2,490,142  $ 1,702,551  $ 2,237,244  $ 2,315,436  $  193,389  $  99,736  $   39,554
                                            ----------------------------------------------------------------------------------------
   at market value                           $ 2,164,698  $ 1,490,999  $ 2,256,385  $ 2,338,062  $  194,749  $  99,920  $   40,019
Dividends receivable                                  --           --           --           --          --         --          --
Accounts receivable from IDS Life of
  New York for contract purchase payments            732        1,654        6,676          883       2,300      9,760          --
Receivable from mutual funds and portfolios
  for share redemptions                            1,686          918        1,764        1,431         106         39          24
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   2,167,116    1,493,571    2,264,825    2,340,376     197,155    109,719      40,043
====================================================================================================================================

Liabilities

Payable to IDS Life of New York for:
   Mortality and expense risk fee                  1,686          918        1,764        1,431         106         39          24
   Contract terminations                              --           --           --           --          --         --          --
Payable to mutual funds and portfolios
  for investments purchased                          732        1,654        6,446          883       2,300      9,760          --
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                  2,418        2,572        8,210        2,314       2,406      9,799          24
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          2,164,698    1,490,999    2,256,615    2,338,062     194,749     99,920      40,019
====================================================================================================================================
Net assets applicable to contracts in
  payment period                                      --           --           --           --          --         --          --
====================================================================================================================================
Total net assets                             $ 2,164,698  $ 1,490,999  $ 2,256,615  $ 2,338,062    $194,749  $  99,920  $   40,019
====================================================================================================================================
Accumulation units outstanding                 3,341,523    2,295,769    2,670,380    2,759,766     218,417    111,975      41,037
====================================================================================================================================
Net asset value per accumulation unit        $      0.65  $      0.65  $      0.85  $      0.85  $     0.89  $    0.89  $     0.98
====================================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                      Segregated Asset Subaccounts
                                            ------------------------------------------------------------------------------------
December 31, 2001 (continued)                   8PE        8EU        7HS        8HS        7PI         8PI        7VS
Assets

Investments in shares of mutual funds
  and portfolios:
   at cost                                   $  21,195  $  4,210  $  214,896  $ 162,695  $  566,769  $ 340,112  $  2,910,365
                                            ------------------------------------------------------------------------------------
   at market value                           $  21,604  $  4,409  $  214,799  $ 165,939  $  587,800  $ 350,247  $  2,132,480
Dividends receivable                                --        --          --         --          --         --            --
Accounts receivable from IDS Life of
  New York for contract purchase payments           --        --       9,033      3,336       6,633        748           933
Receivable from mutual funds and portfolios
  for share redemptions                              9         2         122         74         297        139         1,686
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                    21,613     4,411     223,954    169,349     594,730    351,134     2,135,099
================================================================================================================================

Liabilities

Payable to IDS Life of New York for:
   Mortality and expense risk fee                    9         2         122         74         297        139         1,686
   Contract terminations                            --        --          --         --          --         --            --
Payable to mutual funds and portfolios for
  investments purchased                             --        --       9,033      3,336       6,633        748           933
--------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                    9         2       9,155      3,410       6,930        887         2,619
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           21,604     4,409     214,799    165,939     587,800    350,247     2,132,480
Net assets applicable to contracts in
  payment period                                    --        --          --         --          --         --            --
================================================================================================================================
Total net assets                             $  21,604  $  4,409  $  214,799  $ 165,939  $  587,800  $ 350,247  $  2,132,480
================================================================================================================================
Accumulation units outstanding                  22,239     4,509     218,761    168,856     611,951    364,419     4,094,906
================================================================================================================================
Net asset value per accumulation unit        $    0.97  $   0.98  $     0.98  $    0.98  $     0.96  $    0.96  $       0.52
================================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                           Segregated Asset Subaccounts
                                            --------------------------------------------------------------------------------------
December 31, 2001 (continued)                    8VS          7SO        8SO         7IT         8IT         7SP          8SP
Assets
Investments in shares of mutual funds
  and portfolios:
   at cost                                   $ 2,291,735  $ 286,327  $ 244,098  $   872,683  $  680,399  $ 1,303,259  $  912,795
                                            --------------------------------------------------------------------------------------
   at market value                           $ 1,778,639  $ 273,277  $ 229,913  $   671,109  $  524,668  $ 1,387,513  $  968,740
Dividends receivable                                  --         --         --           --          --           --          --
Accounts receivable from IDS Life of
  New York for contract purchase payments          1,205      3,033      1,976          563       5,624        9,253         341
Receivable from mutual funds and portfolios
  for share redemptions                            1,112        162         99          530         310        1,055         560
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                   1,780,956    276,472    231,988      672,202     530,602    1,397,821     969,641
==================================================================================================================================

Liabilities

Payable to IDS Life of New York for:
   Mortality and expense risk fee                  1,112        162         99          530         310        1,055         560
   Contract terminations                              --         --         --           --          --           --          --
Payable to mutual funds and portfolios for
  investments purchased                            1,205      3,033      1,976          563       5,624        9,253         341
----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                  2,317      3,195      2,075        1,093       5,934       10,308         901
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          1,778,639    273,277    229,913      671,109     524,668    1,387,513     968,740
Net assets applicable to contracts in
  payment period                                      --         --         --           --          --           --          --
==================================================================================================================================
Total net assets                             $ 1,778,639  $ 273,277  $ 229,913  $   671,109  $  524,668  $ 1,387,513  $  968,740
==================================================================================================================================
Accumulation units outstanding                 3,406,669    275,830    231,763    1,068,537     833,268    1,226,736     854,646
==================================================================================================================================
Net asset value per accumulation unit        $      0.52  $    0.99  $    0.99  $      0.63  $     0.63  $      1.13  $     1.13
==================================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts
                                             ---------------------------------------------------------------------------
December 31, 2001 (continued)                     7AA        8AA         7WI         8WI         7SG         8SG
Assets

Investments in shares of mutual funds
  and portfolios:
   at cost                                     $ 693,049  $ 1,258,064  $  88,676  $  62,168  $  197,216  $  129,958
                                             ---------------------------------------------------------------------------
   at market value                             $ 675,801  $ 1,216,613  $  86,969  $  58,287  $  208,727  $  131,882
Dividends receivable                                  --           --         --         --          --          --
Accounts receivable from IDS Life of
  New York for contract purchase payments          2,373        8,975         --         65         150         190
Receivable from mutual funds and portfolios
  for share redemptions                              513          738         68         36         153          81
------------------------------------------------------------------------------------------------------------------------
Total assets                                     678,687    1,226,326     87,037     58,388     209,030     132,153
========================================================================================================================

Liabilities

Payable to IDS Life of New York for:
   Mortality and expense risk fee                    513          738         68         36         153          81
   Contract terminations                              --           --         --         --          --          --
Payable to mutual funds and portfolios
  for investments purchased                        2,373        8,975         --         65         150         190
------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                  2,886        9,713         68        101         303         271
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            675,801    1,216,613     86,969     58,287     208,727     131,882
Net assets applicable to contracts in
  payment period                                      --           --         --         --          --          --
========================================================================================================================
Total net assets                               $ 675,801  $ 1,216,613  $  86,969  $  58,287  $  208,727  $  131,882
========================================================================================================================
Accumulation units outstanding                   698,018    1,255,045     96,726     64,744     222,106     139,638
========================================================================================================================
Net asset value per accumulation unit          $    0.97  $      0.97  $    0.90  $    0.90  $     0.94  $     0.94
========================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                                       Segregated Asset Subaccounts
                                       -------------------------------------------------------------------------------------------
Year ended December 31, 2001               BC7          BC8          BD7           BD8          CR7          CR8          CM7
Investment income

Dividend income from mutual funds
  and portfolios                       $    3,014   $    2,586   $  152,654   $   138,830   $      602   $      481   $   337,352
Variable account expenses                   3,740        2,629       23,089        16,615        1,523        1,031        98,258
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (726)         (43)     129,565       122,215         (921)        (550)      239,094
==================================================================================================================================

Realized and unrealized
  gain (loss) on investments -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
  Proceeds from sales                     194,576       79,200      351,696     1,216,777       44,710      263,873     6,796,255
  Cost of investments sold                209,704       89,416      349,877     1,214,654       48,120      310,611     6,796,237
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                          (15,128)     (10,216)       1,819         2,123       (3,410)     (46,738)           18
Distributions from capital gains               --           --           --            --           --           --            --
Net change in unrealized
  appreciation or depreciation of
  investments                             (42,328)     (41,098)     (12,520)      (18,782)     (21,830)      33,567          (406)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (57,456)     (51,314)     (10,701)      (16,659)     (25,240)     (13,171)         (388)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations     $  (58,182)  $  (51,357)  $  118,864   $   105,556   $  (26,161)  $  (13,721)  $   238,706
==================================================================================================================================

                                                                        Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                            CM8           DE7           DE8          EM7          EM8         ES7(1)        ES8(1)
Investment income
Dividend income from mutual funds
  and portfolios                    $   305,724    $     7,257    $   5,272    $      14    $      14    $      --    $        --
Variable account expenses                70,160          5,277        2,809          465          492          488            185
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net         235,564          1,980        2,463         (451)        (478)        (488)          (185)
==================================================================================================================================

Realized and unrealized
  gain (loss) on
  investments -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                8,246,197         78,141       31,146          402          444        3,082            303
   Cost of investments sold           8,246,165         76,185       33,020          438          551        3,177            577
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                             32          1,956       (1,874)         (36)        (107)         (95)          (274)
Distributions from capital gains             --             --           --           --           --           --             --
Net change in unrealized
  appreciation or depreciation of
  investments                              (426)        (7,323)      10,874        1,866       (3,578)       8,016          4,641
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             (394)        (5,367)       9,000        1,830       (3,685)       7,921          4,367
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        $   235,170    $    (3,387)   $  11,463    $   1,379    $  (4,163)   $   7,433    $     4,182
==================================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                                        Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Year ended December 31, 2001
  (continued)                           EI7            EI8            FI7          FI8          GB7          GB8           GR7
Investment income

Dividend income from mutual funds
  and portfolios                    $   215,165    $   141,967    $ 107,576    $  51,948    $  23,334    $  12,576    $        --
Variable account expenses                18,986          9,915       22,810        8,761        5,507        2,277         12,222
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net         196,179        132,052       84,766       43,187       17,827       10,299        (12,222)
==================================================================================================================================

Realized and unrealized
  gain (loss) on
  investments -- net

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
  Proceeds from sales                   190,075        217,396    1,350,515      644,721       15,203       54,318         66,856
  Cost of investments sold              196,816        231,946    1,342,451      641,370       14,927       52,940         90,364
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                         (6,741)       (14,550)       8,064        3,351          276        1,378        (23,508)
Distributions from capital gains             --             --           --           --           --           --             --
Net change in unrealized
  appreciation or depreciation of
  investments                          (174,817)       (97,918)       1,268       (3,035)      (8,708)      (7,778)      (432,376)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         (181,558)      (112,468)       9,332          316       (8,432)      (6,400)      (455,884)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        $    14,621    $    19,584    $  94,098    $  43,503    $   9,395    $   3,899    $  (468,106)
==================================================================================================================================

                                                                        Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Year ended December 31, 2001
  (continued)                           GR8            IE7           IE8          MF7          MF8          ND7           ND8
Investment income

Dividend income from mutual funds
  and portfolios                    $        --    $     3,349    $     769    $  21,612    $  12,617    $  11,231    $     8,324
Variable account expenses                 7,510          2,507          440        8,015        3,630       38,682         21,570
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net          (7,510)           842          329       13,597        8,987      (27,451)       (13,246)
==================================================================================================================================

Realized and unrealized
  gain (loss) on
  investments -- net

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
  Proceeds from sales                   220,840        101,834       30,215      121,668       50,891      153,242        224,259
  Cost of investments sold              278,360        119,673       33,264      134,539       54,520      174,466        243,410
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                        (57,520)       (17,839)      (3,049)     (12,871)      (3,629)     (21,224)       (19,151)
Distributions from capital gains             --             --           --           --           --           --             --
Net change in unrealized
  appreciation or depreciation of
  investments                          (307,697)       (75,448)      (8,177)     (78,718)     (41,720)    (462,622)      (258,737)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         (365,217)       (93,287)     (11,226)     (91,589)     (45,349)    (483,846)      (277,888)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        $  (372,727)   $   (92,445)   $ (10,897)   $ (77,992)   $ (36,362)   $(511,297)   $  (291,134)
==================================================================================================================================

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                                        Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                          SV7(1)         SV8(1)         IV7          IV8          SC7          SC8          ST7(2)
Investment income

Dividend income from mutual funds
  and portfolios                    $        --    $        --    $   6,957    $   7,938    $      --    $      --    $         4
Variable account expenses                   848            723        6,615        5,865        2,760        1,575              3
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            (848)          (723)         342        2,073       (2,760)      (1,575)             1
==================================================================================================================================

Realized and unrealized
  gain (loss) on
  investments -- net

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
  Proceeds from sales                       611            356       64,021       58,110       13,363      122,025              1
  Cost of investments sold                  592            344       70,473       60,356       13,449      125,814              1
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                             19             12       (6,452)      (2,246)         (86)      (3,789)            --
Distributions from capital gains             --             --           --           --           --           --             --
Net change in unrealized
  appreciation or depreciation of
  investments                            63,586         64,765      (60,583)     (43,677)       3,386       10,796             70
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           63,605         64,777      (67,035)     (45,923)       3,300        7,007             70
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from
  operations                        $    62,757    $    64,054    $ (66,693)   $ (43,850)   $     540    $   5,432    $        71
==================================================================================================================================

(1) For the period Aug. 14, 2001 (commencement of operations) to Dec. 31, 2001.
(2) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

                                                                        Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                          ST8(1)          SA7           SA8         7AC(1)       8AC(1)       7AD(1)       8AD(1)
Investment income

Dividend income from mutual funds
  and portfolios                    $        20    $     1,898    $   1,007    $      --    $      --    $      --    $        --
Variable account expenses                    27          8,007        3,373           77          100           89             40
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (7)        (6,109)      (2,366)         (77)        (100)         (89)           (40)
==================================================================================================================================

Realized and unrealized
  gain (loss) on
  investments -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
  Proceeds from sales                        10         75,592      112,754           77           53           20          2,242
  Cost of investments sold                   10        105,091      159,978           76           49           20          2,393
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                             --        (29,499)     (47,224)           1            4           --           (151)
Distributions from capital gains             --             --           --        5,289        7,591           --             --
Net change in unrealized
  appreciation or depreciation of
  investments                               964       (274,317)    (103,186)        (812)       2,603        4,626          3,820
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              964       (303,816)    (150,410)       4,478       10,198        4,626          3,669
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        $       957    $  (309,925)   $(152,776)   $   4,401    $  10,098    $   4,537    $     3,629
==================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                                        Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                          7AB(1)        8AB(1)         7AL(1)       8AL(1)       7AI(1)       8AI(1)       7AV(1)
Investment income

Dividend income from mutual funds
  and portfolios                    $        --    $        --    $      --    $      --    $      --    $      --    $        --
Variable account expenses                    32             41          566          265          141          108          1,041
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (32)           (41)        (566)        (265)        (141)        (108)        (1,041)
==================================================================================================================================

Realized and unrealized
  gain (loss) on
  investments -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
  Proceeds from sales                        32          4,064        1,725       11,019           19           62          5,487
  Cost of investments sold                   30          3,952        1,633       10,578           19           62          5,401
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                              2            112           92          441           --           --             86
Distributions from capital gains             --             --           --           --           --           --             --
Net change in unrealized
  appreciation or depreciation of
  investments                             1,791          2,597       15,861       10,464        2,610        1,170         53,162
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            1,793          2,709       15,953       10,905        2,610        1,170         53,248
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        $     1,761    $     2,668    $  15,387    $  10,640    $   2,469    $   1,062    $    52,207
==================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

                                                                      Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                          8AV(1)         7SR            8SR        7CG(1)       8CG(1)        7FG(1)       8FG(1)
Investment income

Dividend income from mutual funds
  and portfolios                    $        --    $     9,353    $   3,925    $      --    $      --    $      --    $        --
Variable account expenses                   732            781          285          124          135          566            663
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            (732)         8,572        3,640         (124)        (135)        (566)          (663)
==================================================================================================================================

Realized and unrealized
  gain (loss) on
  investments -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
  Proceeds from sales                   469,573         26,288          897        8,104           19       10,086        145,817
  Cost of investments sold              482,917         27,066          992        7,722           19        9,905        144,843
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                        (13,344)          (778)         (95)         382           --          181            974
Distributions from capital gains             --          4,556        1,912           --           --           --             --
Net change in unrealized
  appreciation or depreciation of
  investments                            60,478        (14,732)      (6,507)       4,384        4,301       13,205         12,226
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           47,134        (10,954)      (4,690)       4,766        4,301       13,386         13,200
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        $    46,402    $    (2,382)   $  (1,050)   $   4,642    $   4,166    $  12,820    $    12,537
==================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                                      Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                          7FM(1)         8FM(1)        7FO(1)       8FO(1)       7RE           8RE           7SI
Investment income

Dividend income from mutual funds
  and portfolios                    $        --    $        --    $      --    $      --    $  23,740    $  17,525    $       982
Variable account expenses                   583            526           77          224        6,130        3,921          2,426
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            (583)          (526)         (77)        (224)      17,610       13,604         (1,444)
==================================================================================================================================

Realized and unrealized
  gain (loss) on
  investments -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
  Proceeds from sales                     6,562            576        1,247       51,956       37,796        8,271          1,591
  Cost of investments sold                6,460            566        1,218       52,560       37,065        8,532          1,513
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                            102             10           29         (604)         731         (261)            78
Distributions from capital gains             --             --           --           --           --           --          5,678
Net change in unrealized
  appreciation or depreciation of
  investments                            26,139         32,357          685         (616)      47,570       42,623         33,112
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           26,241         32,367          714       (1,220)      48,301       42,362         38,868
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        $    25,658    $    31,841    $     637    $  (1,444)   $  65,911    $  55,966    $    37,424
==================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

                                                                        Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                           8SI           7MS(1)        8MS(1)        7UE          8UE          7MC           8MC
Investment income

Dividend income from mutual funds
  and portfolios                    $       588    $        --    $      --    $   5,033    $   6,357    $  11,794    $     8,586
Variable account expenses                 1,397            102          207        6,715        6,327        6,866          3,333
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            (809)          (102)        (207)      (1,682)          30        4,928          5,253
==================================================================================================================================

Realized and unrealized
  gain (loss) on
  investments -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
  Proceeds from sales                    32,766             37       34,100       42,274       25,986      173,879          4,021
  Cost of investments sold               32,329             37       34,210       47,224       29,579      169,634          4,009
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                            437             --         (110)      (4,950)      (3,593)       4,245             12
Distributions from capital gains          3,397             --           --           --           --       60,914         44,346
Net change in unrealized
  appreciation or depreciation of
  investments                            23,232          4,035        4,940      (65,133)     (78,570)      24,991         12,265
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           27,066          4,035        4,830      (70,083)     (82,163)      90,150         56,623
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        $    26,257    $     3,933    $   4,623    $ (71,765)   $ (82,133)   $  95,078    $    61,876
==================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                                        Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                          7ID(1)         8ID(1)        7FS(1)       8FS(1)       7TC(1)       8TC(1)        7TL(1)
Investment income

Dividend income from mutual funds
  and portfolios                    $        --    $        --    $      --    $      --    $      --    $      --    $        --
Variable account expenses                   224            152          100          116           59           75             83
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            (224)          (152)        (100)        (116)         (59)         (75)           (83)
==================================================================================================================================

Realized and unrealized
  gain (loss) on
  investments -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
  Proceeds from sales                        36          1,363           19           32           27           40             61
  Cost of investments sold                   35          1,245           19           33           26           35             59
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                              1            118           --           (1)           1            5              2
Distributions from capital gains             --             --          321          449           --           --             --
Net change in unrealized
  appreciation or depreciation of
  investments                            21,434         14,353        4,052        5,574        2,907       10,493          4,032
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           21,435         14,471        4,373        6,022        2,908       10,498          4,034
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        $    21,211    $    14,319    $   4,273    $   5,906    $   2,849    $  10,423    $     3,951
==================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

                                                                        Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                          8TL(1)         7GT            8GT          7IG          8IG          7IP          8IP
Investment income

Dividend income from mutual funds
  and portfolios                    $        --    $     2,293    $   2,400    $  11,354    $   8,137    $       8    $         5
Variable account expenses                     8          3,236        2,545       13,581        7,773        1,398            740
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (8)          (943)        (145)      (2,227)         364       (1,390)          (735)
==================================================================================================================================

Realized and unrealized
  gain (loss) on
  investments -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
  Proceeds from sales                         1         25,406        4,609      232,712      102,731       21,689          4,179
  Cost of investments sold                    1         37,399        6,914      271,440      121,990       23,851          4,422
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                             --        (11,993)      (2,305)     (38,728)     (19,259)      (2,162)          (243)
Distributions from capital gains             --             --           --           --           --          488            358
Net change in unrealized
  appreciation or depreciation of
  investments                               325       (117,646)    (134,010)    (302,829)    (193,870)     (25,661)       (18,573)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              325       (129,639)    (136,315)    (341,557)    (213,129)     (27,335)       (18,458)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        $       317    $  (130,582)   $(136,460)   $(343,784)   $(212,765)   $ (28,725)   $   (19,193)
==================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                                        Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                          7MG            8MG            7MD          8MD         7UT(1)       8UT(1)        7PE(1)
Investment income

Dividend income from mutual funds
  and portfolios                    $       774    $       509    $      --    $      --    $      --    $      --    $       156
Variable account expenses                13,170          6,944       12,799        9,897          189           96             43
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net         (12,396)        (6,435)     (12,799)      (9,897)        (189)         (96)           113
==================================================================================================================================

Realized and unrealized
  gain (loss) on
  investments -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
  Proceeds from sales                   101,238         42,128      219,543      112,243        5,613            6             43
  Cost of investments sold              121,918         49,084      243,883      116,098        5,504            6             44
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                        (20,680)        (6,956)     (24,340)      (3,855)         109           --             (1)
Distributions from capital gains          9,345          6,139       36,598       33,576           --           --             --
Net change in unrealized
  appreciation or depreciation of
  investments                          (293,871)      (185,993)      10,405       17,777        1,360          184            465
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         (305,206)      (186,810)      22,663       47,498        1,469          184            464
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        $  (317,602)   $  (193,245)   $   9,864    $  37,601    $   1,280    $      88    $       577
==================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

                                                                        Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                          8PE(1)         8EU(1)        7HS(1)       8HS(1)       7PI(1)       8PI(1)         7VS
Investment income

Dividend income from mutual funds
  and portfolios                    $        61    $        --    $      --    $      --    $      --    $      --    $        --
Variable account expenses                    14              4          218          200          583          329         16,253
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              47             (4)        (218)        (200)        (583)        (329)       (16,253)
==================================================================================================================================

Realized and unrealized
  gain (loss) on
  investments -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
  Proceeds from sales                         9            105           --       18,784       20,940           66        242,631
  Cost of investments sold                    9            102           --       18,160       20,400           67        338,065
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                             --              3           --          624          540           (1)       (95,434)
Distributions from capital gains             --             --           --           --           --           --        179,245
Net change in unrealized
  appreciation or depreciation of
  investments                               409            199          (97)       3,244       21,031       10,135       (716,082)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              409            202          (97)       3,868       21,571       10,134       (632,271)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        $       456    $       198    $    (315)   $   3,668    $  20,988    $   9,805    $  (648,524)
==================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                                        Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                          8VS           7SO(1)         8SO(1)       7IT           8IT          7SP           8SP
Investment income

Dividend income from mutual funds
  and portfolios                    $        --    $       979    $     857    $      --    $      --    $     184    $       104
Variable account expenses                 9,752            352          183        4,184        2,516        5,853          2,889
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net          (9,752)           627          674       (4,184)      (2,516)      (5,669)        (2,785)
==================================================================================================================================

Realized and unrealized
  gain (loss) on
  investments -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
  Proceeds from sales                   246,836              1            6       49,297       50,359       18,986         29,485
  Cost of investments sold              320,831              1            7       60,085       66,210       17,955         30,496
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                        (73,995)            --           (1)     (10,788)     (15,851)       1,031         (1,011)
Distributions from capital gains        124,699         37,749       28,864       93,555       85,602           --             --
Net change in unrealized
  appreciation or depreciation of
  investments                          (473,451)       (13,050)     (14,185)    (184,205)    (147,076)      78,650         52,151
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         (422,747)        24,699       14,678     (101,438)     (77,325)      79,681         51,140
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        $  (432,499)   $    25,326    $  15,352    $(105,622)   $ (79,841)   $  74,012    $    48,355
==================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

                                                                Segregated Asset Subaccounts
                                    -------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                          7AA(1)        8AA(1)         7WI(1)       8WI(1)       7SG(1)       8SG(1)
Investment income

Dividend income from mutual funds
  and portfolios                    $     4,766    $     9,503    $      13    $      10    $      --    $      --
Variable account expenses                 2,381          3,847          311          209          514          382
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net           2,385          5,656         (298)        (199)        (514)        (382)
===================================================================================================================

Realized and unrealized
  gain (loss) on
  investments -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
  Proceeds from sales                    68,514         39,502          203          175       13,571          961
  Cost of investments sold               73,758         41,687          215          194       15,124        1,012
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                         (5,244)        (2,185)         (12)         (19)      (1,553)         (51)
Distributions from capital gains         13,853         23,932           --           --           --           --
Net change in unrealized
  appreciation or depreciation of
  investments                           (17,248)       (41,451)      (1,707)      (3,881)      11,511        1,924
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           (8,639)       (19,704)      (1,719)      (3,900)       9,958        1,873
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        $    (6,254)   $   (14,048)   $  (2,017)   $  (4,099)   $   9,444    $   1,491
===================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                       Segregated Asset Subaccounts
                                   -----------------------------------------------------------------------------------------------
Year ended December 31, 2001            BC7           BC8            BD7          BD8          CR7          CR8           CM7
Operations

Investment income (loss) -- net     $      (726)   $       (43)  $  129,565    $  122,215   $    (921)   $    (550)   $   239,094
Net realized gain (loss) on sale
  of investments                        (15,128)       (10,216)       1,819         2,123      (3,410)     (46,738)            18
Distributions from capital gains             --             --           --            --          --           --             --
Net change in unrealized
  appreciation or depreciation of
  investments                           (42,328)       (41,098)     (12,520)      (18,782)     21,830)      33,567           (406)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                            (58,182)       (51,357)     118,864       105,556     (26,161)     (13,721)       238,706
==================================================================================================================================

Contract transactions

Contract purchase payments              484,507        295,164    3,184,717     3,351,689     227,178      189,274     23,318,252
Net transfers(1)                        (29,648)       114,473      597,732       388,213     (16,705)     (29,599)
Transfers for policy loans                   --         (2,337)          --        (7,340)         --           --             --
Annuity payments                             --             --           --            --          --           --             --
Contract charges                            (84)          (280)        (219)         (229)        (32)         (40)          (371)
Contract terminations:
   Surrender benefits                   (22,102)       (13,555)     (29,577)      (25,141)     (9,459)        (699)       (53,421)
   Death benefits                            --             --         (198)      (83,490)         --           --        (36,662)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                          432,673        393,465    3,752,455     3,623,702      00,982      158,936      9,731,702
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year         241,337        145,310      612,334       486,279      56,704       96,175      4,196,092
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $   615,828    $   487,418   $4,483,653    $4,215,537   $ 231,525    $ 241,390    $14,166,500
==================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of
  year                                  268,146        161,375      599,922       475,789      64,715      109,708      4,152,853
Contract purchase payments              631,277        384,494    2,987,536     3,121,869     295,482      257,668     22,673,533
Net transfers(1)                        (46,707)       129,082      558,983       369,665     (20,861)     (27,591)   (13,093,429)
Transfers for policy loans                   --         (3,144)          --        (6,305)         --           --             --
Contract charges                           (117)          (388)        (201)         (209)        (46)         (59)          (358)
Contract terminations:
   Surrender benefits                   (25,363)       (18,319)     (27,526)      (24,059)    (13,534)      (1,019)       (51,561)
   Death benefits                            --             --         (182)      (77,085)         --           --        (35,482)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year        827,236        653,100    4,118,532     3,859,665     325,756      338,707     13,645,556
==================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                        Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                           CM8             DE7             DE8           EM7         EM8        ES7(1)      ES8(1)
Operations

Investment income (loss) -- net     $    235,564    $      1,980    $      2,463    $   (451)   $   (478)   $   (488)   $    185)
Net realized gain (loss) on sale
  of investments                              32           1,956          (1,874)        (36)       (107)        (95)       (274)
Distributions from capital gains              --              --              --          --          --          --          --
Net change in unrealized
  appreciation or depreciation of
  investments                               (426)         (7,323)         10,874       1,866      (3,578)      8,016       4,641
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                             235,170          (3,387)         11,463       1,379      (4,163)      7,433       4,182
==================================================================================================================================

Contract transactions

Contract purchase payments            24,375,702         895,586         767,575      70,984      84,637     101,010      42,217
Net transfers(2)                     (13,095,597)        343,821         310,232       9,790          --      74,388      39,600
Transfers for policy loans               (38,712)             --              --          --          --          --          --
Annuity payments                              --              --              --          --          --          --          --
Contract charges                            (268)            (27)            (27)         (8)         (3)         --          --
Contract terminations:
   Surrender benefits                   (471,100)         (5,225)         (3,000)         --          --          --        (135)
   Death benefits                        (31,604)             --          (4,025)         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                        10,738,421       1,234,155       1,070,755      80,766      84,634     175,398      81,682
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year        3,713,806          82,296          16,609      10,402       6,516          --          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $ 14,687,397    $  1,313,064    $  1,098,827    $ 92,547    $ 86,987    $182,831    $ 85,864
==================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of
  year                                 3,673,827          82,547          16,684      11,765       7,364          --          --
Contract purchase payments            23,679,162         882,380         770,247      83,670      93,133     106,500      45,052
Net transfers(2)                     (12,715,441)        342,906         308,928      11,770          --      77,487      41,395
Transfers for policy loans               (38,479)             --              --          --          --          --          --
Contract charges                            (258)            (28)            (28)         (9)         (4)         --          --
Contract terminations:
   Surrender benefits                   (456,219)         (5,301)         (3,083)         --          --          --        (154)
   Death benefits                        (30,382)             --          (3,892)         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year      14,112,210       1,302,504       1,088,856     107,196     100,493     183,987      86,293
==================================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                     Segregated Asset Subaccounts
                                    -----------------------------------------------------------------------------------------------
Year ended December 31, 2001
  (continued)                          EI7            EI8          FI7           FI8           GB7           GB8          GR7
Operations

Investment income (loss) -- net     $  196,179    $  132,052    $   84,766    $   43,187    $   17,827    $   0,299    $  (12,222)
Net realized gain (loss) on sale
  of investments                        (6,741)      (14,550)        8,064         3,351           276        1,378       (23,508)
Distributions from capital gains            --            --            --            --            --           --            --
Net change in unrealized
  appreciation or depreciation of
  investments                         (174,817)      (97,918)        1,268        (3,035)       (8,708)      (7,778)     (432,376)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                            14,621        19,584        94,098        43,503         9,395        3,899      (468,106)
===================================================================================================================================

Contract transactions

Contract purchase payments           2,123,587     1,457,027     4,688,589     2,121,213       681,850      243,720       659,264
Net transfers(1)                       777,605       654,315      (869,598)      576,896       182,613      214,428       411,219
Transfers for policy loans                  --            --            --        (3,657)           --           --            --
Annuity payments                            --            --            --            --            --           --            --
Contract charges                          (209)         (101)         (215)          (49)         (100)         (18)         (540)
Contract terminations:
   Surrender benefits                  (13,416)       (7,184)      (13,175)      (25,149)       (2,355)      (3,951)      (24,466)
   Death benefits                           --       (39,124)         (198)           --          (196)          --        (7,901)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                       2,887,567     2,064,933     3,805,403     2,669,254       861,812      454,179     1,037,576
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year        538,224       432,641       487,088       258,871       182,358       99,861       922,397
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $3,440,412    $2,517,158    $4,386,589    $2,971,628    $1,053,565    $ 557,939    $1,491,867
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of
  year                                 577,156       464,638       473,850       251,749       173,944       95,313     1,194,782
Contract purchase payments           2,190,216     1,504,917     4,187,548     1,973,027       654,948      232,098     1,052,230
Net transfers(1)                       794,904       674,223      (598,398)      539,591       174,764      205,821       641,021
Transfers for policy loans                  --            --            --        (3,422)           --           --            --
Contract charges                          (220)         (106)         (198)          (45)          (94)         (17)       (1,053)
Contract terminations:
   Surrender benefits                  (13,839)       (7,458)      (12,283)      (23,489)       (2,238)      (3,810)      (46,465)
   Death benefits                           --       (40,612)         (183)           --          (186)          --       (14,898)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     3,548,217     2,595,602     4,050,336     2,737,411     1,001,138      529,405     2,825,617
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                        Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Year ended December 31, 2001
  (continued)                          GR8           IE7          IE8            MF7          MF8          ND7           ND8
Operations

Investment income (loss) -- net     $   (7,510)   $     842    $      329    $   13,597    $   8,987    $  (27,451)   $  (13,246)
Net realized gain (loss) on sale
  of investments                       (57,520)     (17,839)       (3,049)      (12,871)      (3,629)      (21,224)      (19,151)
Distributions from capital gains            --           --            --            --           --            --            --
Net change in unrealized
  appreciation or depreciation of
  investments                         (307,697)     (75,448)       (8,177)      (78,718)     (41,720)     (462,622)     (258,737)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                          (372,727)     (92,445)      (10,897)      (77,992)     (36,362)     (511,297)     (291,134)
==================================================================================================================================

Contract transactions

Contract purchase payments             790,934      148,872       111,474       536,456      516,760     3,919,402     3,189,624
Net transfers(1)                       175,659      (44,674)        5,422       429,392      235,770     1,471,904     1,258,451
Transfers for policy loans              (1,762)          --            --            --           --            --       (11,359)
Annuity payments                            --           --            --            --           --        (3,086)           --
Contract charges                          (827)         (27)          (31)         (184)        (159)       (1,350)       (1,333)
Contract terminations:
   Surrender benefits                   (6,870)      (1,108)       (1,049)       (2,467)      (5,865)      (61,079)      (21,739)
   Death benefits                           --       (5,631)           --       (18,161)          --       (17,063)           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                         957,134       97,432       115,816       945,036      746,506     5,308,728     4,413,644
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year        572,233      286,086        11,834       367,961      122,779     1,685,008     1,044,724
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $1,156,640    $ 291,073    $  116,753    $1,235,005    $ 832,923    $6,482,439    $5,167,234
==================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of
  year                                 740,833      315,787        13,057       387,397      129,203     1,885,448     1,168,402
Contract purchase payments           1,234,223      199,768       162,501       610,747      593,220     5,078,759     4,216,604
Net transfers(1)                       227,693      (51,068)        8,155       495,301      272,527     1,883,117     1,651,333
Transfers for policy loans              (2,935)          --            --            --           --            --       (15,143)
Contract charges                        (1,639)         (42)          (49)         (224)        (192)       (1,883)       (1,881)
Contract terminations:
   Surrender benefits                  (13,088)      (1,711)       (1,653)       (2,944)      (6,937)      (77,737)      (28,935)
   Death benefits                           --       (7,841)           --       (21,935)          --       (23,383)           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     2,185,087      454,893       182,011     1,468,342      987,821     8,744,321     6,990,380
==================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
   (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                        Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                         SV7(1)        SV8(1)        IV7           IV8           SC7          SC8          ST7(2)
Operations

Investment income (loss) -- net     $     (848)   $    (723)   $      342    $    2,073    $  (2,760)   $   (1,575)   $        1
Net realized gain (loss) on sale
  of investments                            19           12        (6,452)       (2,246)         (86)       (3,789)           --
Distributions from capital gains            --           --            --            --           --            --            --
Net change in unrealized
  appreciation or depreciation of
  investments                           63,586       64,765       (60,583)      (43,677)       3,386        10,796            70
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                            62,757       64,054       (66,693)      (43,850)         540         5,432            71
==================================================================================================================================

Contract transactions

Contract purchase payments             552,927      489,402     1,221,432     1,046,141      289,004       293,945         1,983
Net transfers(3)                        56,502       95,991       267,172       645,679      140,734        25,650            --
Transfers for policy loans                  --           --            --            --           --            --            --
Annuity payments                            --           --            --            --           --            --            --
Contract charges                            --           --          (179)         (206)         (72)          (65)           --
Contract terminations:
   Surrender benefits                       --           --       (24,902)         (143)        (265)          (59)           --
   Death benefits                           --           --            --            --           --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                         609,429      585,393     1,463,523     1,691,471      429,401       319,471         1,983
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             --           --       103,966       118,464       94,951        61,446            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $  672,186    $ 649,447    $1,500,796    $1,766,085    $ 524,892    $  386,349    $    2,054
==================================================================================================================================

Accumulation unit activity

Units outstanding at beginning
  of year                                   --           --       113,256       129,004      100,387        64,937            --
Contract purchase payments             569,710      507,489     1,477,996     1,284,198      337,118       346,540         2,132
Net transfers(3)                        57,870       98,390       322,604       800,889      162,216        28,813            --
Transfers for policy loans                  --           --            --            --           --            --            --
Contract charges                            --           --          (231)         (265)         (87)          (81)           --
Contract terminations:
   Surrender benefits                       --           --       (27,946)         (182)        (309)          (71)           --
   Death benefits                           --           --            --            --           --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year       627,580      605,879     1,885,679     2,213,644      599,325       440,138         2,132
==================================================================================================================================

(1) For the period Aug. 14, 2001 (commencement of operations) to Dec. 31, 2001.
(2) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                        Segregated Asset Subaccounts
                                    ----------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                          ST8(1)        SA7           SA8           7AC(1)       8AC(1)       7AD(1)        8AD(1)
Operations

Investment income (loss) -- net     $       (7)   $   (6,109)  $    (2,366)   $      (77)   $    (100)   $      (89)   $      (40)
Net realized gain (loss) on sale
  of investments                            --       (29,499)      (47,224)            1            4            --          (151)
Distributions from capital gains            --            --            --         5,289        7,591            --            --
Net change in unrealized
  appreciation or depreciation of
  investments                              964      (274,317)     (103,186)         (812)       2,603         4,626         3,820
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                               957      (309,925)     (152,776)        4,401       10,098         4,537         3,629
==================================================================================================================================

Contract transactions

Contract purchase payments              34,144       482,226       399,662        51,730       99,762        41,517        43,396
Net transfers(2)                            --       301,991           428        12,512        1,646        19,837        16,547
Transfers for policy loans                  --            --          (280)           --           --            --            --
Annuity payments                            --            --            --            --           --            --            --
Contract charges                            --          (281)         (406)           --           --            --            --
Contract terminations:
   Surrender benefits                       --        (1,833)       (6,917)           --           --            --            --
   Death benefits                           --        (4,746)           --            --           --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                          34,144       777,357       392,487        64,242      101,408        61,354        59,943
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             --       542,465       331,961            --           --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $   35,101    $1,009,897   $   571,672    $   68,643    $ 111,506    $   65,891    $   63,572
==================================================================================================================================
Accumulation unit activity
Units outstanding at beginning
  of year                                   --       749,900       458,690            --           --            --            --
Contract purchase payments              36,410       838,947       736,522        55,968      112,374        45,559        46,874
Net transfers(2)                            --       525,806         5,453        14,332        1,733        21,522        17,788
Transfers for policy loans                  --            --          (603)           --           --            --            --
Contract charges                            --          (615)         (888)           --           --            --            --
Contract terminations:
   Surrender benefits                       --        (3,819)      (12,950)           --           --            --            --
   Death benefits                           --        (9,972)           --            --           --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year        36,410     2,100,247     1,186,224        70,300      114,107        67,081        64,662
==================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                            Segregated Asset Subaccounts
                                                   ------------------------------------------------------------------------------
Period ended December 31, 2001 (continued)          7AB(1)       8AB(1)    7AL(1)      8AL(1)      7AI(1)     8AI(1)     7AV(1)
Operations

Investment income (loss) -- net                    $    (32)    $   (41)  $   (566)   $   (265)   $   (141)  $   (108)   $ (1,041)
Net realized gain (loss) on sale of investments           2         112         92         441          --         --          86
Distributions from capital gains                         --          --         --          --          --         --          --
Net change in unrealized appreciation or
  depreciation of investments                         1,791       2,597     15,861      10,464       2,610      1,170      53,162
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     1,761       2,668     15,387      10,640       2,469      1,062      52,207
=================================================================================================================================

Contract transactions

Contract purchase payments                           11,960      24,622    627,546     204,615     129,187    107,959     743,754
Net transfers(2)                                     14,249      10,250     62,956      81,787      10,052      2,037      82,120
Transfers for policy loans                               --          --         --          --          --         --          --
Annuity payments                                         --          --         --          --          --         --          --
Contract charges                                         --          --         --          --          --         --          --
Contract terminations:
   Surrender benefits                                    --          --     (1,680)       (759)         --         --          --
   Death benefits                                        --          --         --          --          --         --          --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       26,209      34,872    688,822     285,643     139,239    109,996     825,874
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --          --         --          --          --         --          --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 27,970     $37,540   $704,209    $296,283    $141,708   $111,058    $878,081
=================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                   --          --         --          --          --         --          --
Contract purchase payments                           13,307      27,159    662,910     221,258     141,047    116,841     763,623
Net transfers(2)                                     15,314      11,332     68,832      86,458      10,999      2,225      83,907
Transfers for policy loans                               --          --         --          --          --         --          --
Contract charges                                         --          --         --          --          --         --          --
Contract terminations:
   Surrender benefits                                    --          --     (1,734)       (818)         --         --          --
   Death benefits                                        --          --         --          --          --         --          --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     28,621      38,491    730,008     306,898     152,046    119,066     847,530
=================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                               Segregated Asset Subaccounts
                                                   ------------------------------------------------------------------------------
Period ended December 31, 2001 (continued)           8AV(1)        7SR        8SR       7CG(1)      8CG(1)      7FG(1)     8FG(1)
Operations

Investment income (loss) -- net                    $   (732)   $  8,572   $  3,640     $  (124)   $   (135)  $   (566)  $    (663)
Net realized gain (loss) on sale of investments     (13,344)       (778)       (95)        382          --        181         974
Distributions from capital gains                         --       4,556      1,912          --          --         --          --
Net change in unrealized appreciation or
  depreciation of investments                        60,478     (14,732)    (6,507)      4,384       4,301     13,205      12,226
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    46,402      (2,382)    (1,050)      4,642       4,166     12,820      12,537
=================================================================================================================================

Contract transactions

Contract purchase payments                          653,219     190,666     57,464      90,113     151,357    474,582     461,329
Net transfers(2)                                     45,591      45,067     51,095       2,742      11,869     94,405     174,177
Transfers for policy loans                               --          --     (1,299)         --          --         --          --
Annuity payments                                         --          --         --          --          --         --          --
Contract charges                                         --          (3)       (41)         --          --         --          --
Contract terminations:
   Surrender benefits                                    --          --       (124)         --          --         --      (1,355)
   Death benefits                                        --          --         --          --          --         --    (144,980)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      698,810     235,730    107,095      92,855     163,226    568,987     489,171
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --      14,321         52          --          --         --          --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $745,212    $247,669   $106,097     $97,497    $167,392   $581,807   $ 501,708
=================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                   --      15,457         56          --          --         --          --
Contract purchase payments                          672,553     220,619     65,816      99,520     163,259    485,565     474,800
Net transfers(2)                                     46,248      53,340     59,683       3,049      12,625     97,063     176,900
Transfers for policy loans                               --          --     (1,620)         --          --         --          --
Contract charges                                         --          (3)       (49)         --          --         --          --
Contract terminations:
   Surrender benefits                                    --          --       (145)         --          --         --      (1,359)
   Death benefits                                        --          --         --          --          --         --    (148,323)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    718,801     289,413    123,741     102,569     175,884    582,628     502,018
=================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                             Segregated Asset Subaccounts
                                                   -------------------------------------------------------------------------------
Period ended December 31, 2001 (continued)           7FM(1)     8FM(1)     7FO(1)      8FO(1)      7RE          8RE         7SI
Operations

Investment income (loss) -- net                    $   (583)  $   (526)   $   (77)   $   (224)  $   17,610  $   13,604    $ (1,444)
Net realized gain (loss) on sale of investments         102         10         29        (604)         731        (261)         78
Distributions from capital gains                         --         --         --          --           --          --       5,678
Net change in unrealized appreciation or
  depreciation of investments                        26,139     32,357        685        (616)      47,570      42,623      33,112
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    25,658     31,841        637      (1,444)      65,911      55,966      37,424
==================================================================================================================================

Contract transactions

Contract purchase payments                          420,592    411,249     75,803     147,310      790,974     630,485     283,503
Net transfers(2)                                    111,454    169,526     18,575      47,287      334,861     288,245     120,355
Transfers for policy loans                               --         --         --          --           --      (3,633)         --
Annuity payments                                         --         --         --          --           --          --          --
Contract charges                                         --         --         --          --          (89)       (143)        (39)
Contract terminations:
   Surrender benefits                                    --       (741)        --          --       (2,097)       (529)       (535)
   Death benefits                                        --         --         --     (51,833)        (207)         --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      532,046    580,034     94,378     142,764    1,123,442     914,425     403,284
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --         --         --          --      155,627     141,832      60,946
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $557,704   $611,875    $95,015    $141,320   $1,344,980  $1,112,223    $501,654
==================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                   --         --         --          --      150,244     136,858      56,176
Contract purchase payments                          424,458    416,654     80,598     154,474      753,554     597,176     250,077
Net transfers(2)                                    111,929    172,132     19,942      50,093      313,566     272,679     104,712
Transfers for policy loans                               --         --         --          --           --      (3,514)         --
Contract charges                                         --         --         --          --          (84)       (137)        (36)
Contract terminations:
   Surrender benefits                                    --       (760)        --          --       (1,979)       (500)       (472)
   Death benefits                                        --         --         --     (55,148)        (194)         --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    536,387    588,026    100,540     149,419    1,215,107   1,002,562     410,457
==================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                            Segregated Asset Subaccounts
                                                   --------------------------------------------------------------------------------
Period ended December 31, 2001 (continued)           8SI        7MS(1)      8MS(1)     7UE         8UE          7MC          8MC
Operations

Investment income (loss) -- net                    $   (809)   $   (102)  $   (207) $   (1,682) $       30   $    4,928    $  5,253
Net realized gain (loss) on sale of investments         437          --       (110)     (4,950)     (3,593)       4,245          12
Distributions from capital gains                      3,397          --         --          --          --       60,914      44,346
Net change in unrealized appreciation or
  depreciation of investments                        23,232       4,035      4,940     (65,133)    (78,570)      24,991      12,265
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    26,257       3,933      4,623     (71,765)    (82,133)      95,078      61,876
===================================================================================================================================

Contract transactions

Contract purchase payments                          220,302     140,968    173,146     696,852     820,851      791,735     570,352
Net transfers(2)                                    202,958       5,000      3,500     319,669     443,179      288,855     315,535
Transfers for policy loans                             (380)         --         --          --      (2,597)          --      (2,287)
Annuity payments                                         --          --         --          --          --           --          --
Contract charges                                        (73)         --         --        (180)       (225)        (109)       (109)
Contract terminations:
   Surrender benefits                                (1,638)         --         --      (2,071)       (195)      (1,137)     (2,161)
   Death benefits                                   (38,323)         --    (31,963)         --          --       (3,358)         --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      382,846     145,968    144,683   1,014,270   1,261,013    1,075,986     881,330
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      20,034          --         --     183,489     241,244      179,780      40,764
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $429,137    $149,901   $149,306  $1,125,994  $1,420,124   $1,350,844    $983,970
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year               18,457          --         --     202,039     265,501      161,815      36,672
Contract purchase payments                          190,615     149,908    185,038     834,649     996,309      690,747     490,204
Net transfers(2)                                    175,645       5,365      3,743     387,504     530,359      247,220     272,722
Transfers for policy loans                             (320)         --         --          --      (3,215)          --      (1,945)
Contract charges                                        (61)         --         --        (234)       (290)         (93)        (94)
Contract terminations:
   Surrender benefits                                (1,486)         --         --      (2,318)       (227)        (944)     (1,813)
   Death benefits                                   (32,786)         --    (34,270)         --          --       (3,154)         --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    350,064     155,273    154,511   1,421,640   1,788,437    1,095,591     795,746
===================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

                                                                            Segregated Asset Subaccounts
                                                   ------------------------------------------------------------------------------
Period ended December 31, 2001 (continued)           7ID(1)      8ID(1)     7FS(1)     8FS(1)     7TC(1)       8TC(1)       7TL(1)
Operations

Investment income (loss) -- net                    $   (224)   $   (152)  $   (100)  $    (116)  $     (59)  $    (75)    $   (83)
Net realized gain (loss) on sale of investments           1         118         --          (1)          1          5           2
Distributions from capital gains                         --          --        321         449          --         --          --
Net change in unrealized appreciation or
  depreciation of investments                        21,434      14,353      4,052       5,574       2,907     10,493       4,032
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                     21,211      14,319      4,273       5,906       2,849     10,423       3,951
=================================================================================================================================

Contract transactions

Contract purchase payments                          129,754     131,676     79,406     104,006      52,142     66,420      53,544
Net transfers(2)                                     42,106      14,870      2,968       9,267       2,200      6,410       1,745
Transfers for policy loans                               --          --         --          --          --         --          --
Annuity payments                                         --          --         --          --          --         --          --
Contract charges                                         --          --         --          --          --         --          --
Contract terminations:
   Surrender benefits                                    --      (1,404)        --          --          --         --          --
   Death benefits                                        --          --         --          --          --         --          --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      171,860     145,142     82,374     113,273      54,342     72,830      55,289
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --          --         --          --          --         --          --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $193,071    $159,461   $ 86,647   $ 119,179   $  57,191   $ 83,253     $59,240
=================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                   --          --         --          --          --         --          --
Contract purchase payments                          151,760     150,337     86,586     113,542      60,440     84,553      68,120
Net transfers(2)                                     49,293      17,029      3,158       9,798       2,480      6,969       2,281
Transfers for policy loans                               --          --         --          --          --         --          --
Contract charges                                         --          --         --          --          --         --          --
Contract terminations:
   Surrender benefits                                    --      (1,478)        --          --          --         --          --
   Death benefits                                        --          --         --          --          --         --          --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    201,053     165,888     89,744     123,340      62,920     91,522      70,401
=================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                         Segregated Asset Subaccounts
                                                  ---------------------------------------------------------------------------------
Period ended December 31, 2001 (continued)         8TL(1)         7GT         8GT          7IG          8IG         7IP       8IP
Operations

Investment income (loss) -- net                   $     (8)  $     (943)  $    (145)  $   (2,227)  $      364   $ (1,390)  $   (735)
Net realized gain (loss) on sale of investments         --      (11,993)     (2,305)     (38,728)     (19,259)    (2,162)      (243)
Distributions from capital gains                        --           --          --           --           --        488        358
Net change in unrealized appreciation or
  depreciation of investments                          325     (117,646)   (134,010)    (302,829)    (193,870)   (25,661)   (18,573)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      317     (130,582)   (136,460)    (343,784)    (212,765)   (28,725)   (19,193)
===================================================================================================================================

Contract transactions

Contract purchase payments                           6,822      332,191     235,160    1,299,549      954,624    236,752    217,477
Net transfers(2)                                     4,957      138,058     216,232      565,711      445,588    153,072     67,020
Transfers for policy loans                              --           --         (50)          --        1,191         --       (896)
Annuity payments                                        --           --          --           --           --         --         --
Contract charges                                        --         (191)       (112)        (326)        (258)       (52)       (23)
Contract terminations:
   Surrender benefits                                   --         (790)     (3,185)      (2,469)      (7,467)        --     (1,858)
   Death benefits                                       --         (643)         --         (784)      (1,809)        --         --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      11,779      468,625     448,045    1,861,681    1,391,869    389,772    281,720
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --      183,728     154,833      555,678      468,840     15,687         --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 12,096   $  521,771   $ 466,418   $2,073,575   $1,647,944   $376,734   $262,527
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                  --      260,195     219,187      639,550      539,331     15,610         --
Contract purchase payments                           8,441      664,781     438,220    1,744,833    1,357,302    296,058    273,143
Net transfers(2)                                     5,923      268,950     410,380      767,353      609,944    186,374     82,023
Transfers for policy loans                              --           --        (129)          --          760         --       (996)
Contract charges                                        --         (462)       (274)        (524)        (418)       (68)       (31)
Contract terminations:
   Surrender benefits                                   --       (1,803)     (6,700)      (3,349)      (9,853)        --     (2,532)
   Death benefits                                       --       (1,371)         --       (1,143)      (2,633)        --         --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     14,364   1,190,290   1,060,684    3,146,720    2,494,433    497,974    351,607
===================================================================================================================================

(1)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                      Segregated Asset Subaccounts
                                 --------------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                          7MG            8MG            7MD            8MD          7UT(1)       8UT(1)       7PE(1)
Operations

Investment income (loss) -- net    $   (12,396)   $    (6,435)   $   (12,799)   $    (9,897)   $    (189)   $     (96)   $    113
Net realized gain (loss) on sale
  of investments                       (20,680)        (6,956)       (24,340)        (3,855)         109           --          (1)
Distributions from capital gains         9,345          6,139         36,598         33,576           --           --          --
Net change in unrealized
  appreciation or depreciation
  of investments                      (293,871)      (185,993)        10,405         17,777        1,360          184         465
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                          (317,602)      (193,245)         9,864         37,601        1,280           88         577
===================================================================================================================================

Contract transactions

Contract purchase payments           1,225,680        705,635      1,549,077      1,388,934      171,776       51,821      39,442
Net transfers(2)                       670,687        389,512        233,073        487,472       21,693       48,011          --
Transfers for policy loans                  --         (3,094)            --         (1,756)          --           --          --
Annuity payments                            --             --             --             --           --           --          --
Contract charges                          (312)          (233)          (372)          (306)          --           --          --
Contract terminations:
   Surrender benefits                   (8,873)        (9,976)        (8,258)        (3,598)          --           --          --
   Death benefits                         (773)        (2,527)          (941)        (2,270)          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions              1,886,409      1,079,317      1,772,579      1,868,476      193,469       99,832      39,442
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year        595,891        604,927        474,172        431,985           --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $ 2,164,698    $ 1,490,999    $ 2,256,615    $ 2,338,062    $ 194,749    $  99,920    $ 40,019
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning
  of year                              684,730        694,771        526,563        479,489           --           --          --
Contract purchase payments           1,725,500      1,045,814      1,867,509      1,696,386      194,213       57,015      41,037
Net transfers(2)                       945,993        578,967        287,887        593,729       24,204       54,960          --
Transfers for policy loans                  --         (4,512)            --         (2,001)          --           --          --
Contract charges                          (499)          (375)          (491)          (405)          --           --          --
Contract terminations:
   Surrender benefits                  (13,069)       (15,103)        (9,966)        (4,668)          --           --          --
   Death benefits                       (1,132)        (3,793)        (1,122)        (2,764)          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     3,341,523      2,295,769      2,670,380      2,759,766      218,417      111,975      41,037
===================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                      Segregated Asset Subaccounts
                                 --------------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                          8PE(1)         8EU(1)         7HS(1)         8HS(1)        7PI(1)       8PI(1)       7VS
Operations

Investment income (loss) -- net    $        47    $        (4)   $      (218)   $      (200)   $    (583)   $    (329)  $  (16,253)
Net realized gain (loss) on sale
  of investments                            --              3             --            624          540           (1)     (95,434)
Distributions from capital gains            --             --             --             --           --           --      179,245
Net change in unrealized
  appreciation or depreciation
  of investments                           409            199            (97)         3,244       21,031       10,135     (716,082)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                               456            198           (315)         3,668       20,988        9,805     (648,524)
===================================================================================================================================

Contract transactions

Contract purchase payments               6,398            173        195,798        137,805      547,040      255,689    1,477,710
Net transfers(2)                        14,750          4,140         19,316         24,466       21,446       84,753      414,558
Transfers for policy loans                  --             --             --             --           --           --           --
Annuity payments                            --             --             --             --           --           --           --
Contract charges                            --             --             --             --           --           --         (608)
Contract terminations:
   Surrender benefits                       --           (102)            --             --       (1,674)          --      (24,114)
   Death benefits                           --             --             --             --           --           --       (5,508)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                 21,148          4,211        215,114        162,271      566,812      340,442    1,862,038
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             --             --             --             --           --           --      918,966
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $    21,604    $     4,409    $   214,799    $   165,939    $ 587,800    $ 350,247   $2,132,480
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning
  of year                                   --             --             --             --           --           --    1,162,392
Contract purchase payments               6,667            181        199,010        144,006      590,842      272,087    2,356,584
Net transfers(2)                        15,572          4,434         19,751         24,850       22,860       92,332      634,813
Transfers for policy loans                  --             --             --             --           --           --           --
Contract charges                            --             --             --             --           --           --       (1,250)
Contract terminations:
   Surrender benefits                       --           (106)            --             --       (1,751)          --      (47,021)
   Death benefits                           --             --             --             --           --           --      (10,612)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year        22,239          4,509        218,761        168,856      611,951      364,419    4,094,906
===================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                      Segregated Asset Subaccounts
                                 --------------------------------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                          8VS           7SO(1)         8SO(1)          7IT           8IT          7SP          8SP
Operations

Investment income (loss) -- net    $    (9,752)   $       627    $       674    $    (4,184)   $  (2,516)   $   (5,669)  $  (2,785)
Net realized gain (loss) on sale
  of investments                       (73,995)            --             (1)       (10,788)     (15,851)        1,031      (1,011)
Distributions from capital gains       124,699         37,749         28,864         93,555       85,602            --          --
Net change in unrealized
  appreciation or depreciation
  of investments                      (473,451)       (13,050)       (14,185)      (184,205)    (147,076)       78,650      52,151
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                          (432,499)        25,326         15,352       (105,622)     (79,841)       74,012      48,355
===================================================================================================================================

Contract transactions

Contract purchase payments           1,394,006        171,521        177,428        343,875      371,535       659,540     564,491
Net transfers(2)                       217,796         76,430         38,578        252,861       81,728       523,244     283,375
Transfers for policy loans                (661)            --             --             --         (773)           --      (1,492)
Annuity payments                            --             --             --             --           --            --          --
Contract charges                          (646)            --             --           (144)        (135)         (106)       (111)
Contract terminations:
   Surrender benefits                   (5,977)            --         (1,445)          (366)        (443)           --      (4,560)
   Death benefits                           --             --             --           (842)          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions              1,604,518        247,951        214,561        595,384      451,912     1,182,678     841,703
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year        606,620             --             --        181,347      152,597       130,823      78,682
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $ 1,778,639    $   273,277    $   229,913    $   671,109    $ 524,668    $1,387,513   $ 968,740
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning
  of year                              766,836             --             --        225,483      189,641       127,656      76,739
Contract purchase payments           2,346,643        191,119        191,800        484,225      528,503       616,436     522,784
Net transfers(2)                       307,745         84,711         41,453        360,903      117,022       482,746     260,639
Transfers for policy loans              (1,020)            --             --             --       (1,064)           --      (1,254)
Contract charges                        (1,352)            --             --           (239)        (224)         (102)       (106)
Contract terminations:
   Surrender benefits                  (12,183)            --         (1,490)          (583)        (610)           --      (4,156)
   Death benefits                           --             --             --         (1,252)          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     3,406,669        275,830        231,763      1,068,537      833,268     1,226,736     854,646
===================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                           Segregated Asset Subaccounts
                                  -----------------------------------------------------------------------------
Period ended December 31, 2001
  (continued)                        7AA(1)        8AA(1)       7WI(1)      8WI(1)       7SG(1)       8SG(1)
Operations

Investment income (loss) -- net    $   2,385    $     5,656    $   (298)   $   (199)   $    (514)   $    (382)
Net realized gain (loss) on sale
  of investments                      (5,244)        (2,185)        (12)        (19)      (1,553)         (51)
Distributions from capital gains      13,853         23,932          --          --           --           --
Net change in unrealized
  appreciation or depreciation
  of investments                     (17,248)       (41,451)     (1,707)     (3,881)      11,511        1,924
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                          (6,254)       (14,048)     (2,017)     (4,099)       9,444        1,491
===============================================================================================================

Contract transactions

Contract purchase payments           290,523        456,997      46,821      42,631      173,433      114,645
Net transfers(2)                     391,533        795,150      42,165      19,755       25,854       16,319
Transfers for policy loans                --             --          --          --           --         (570)
Annuity payments                          --             --          --          --           --           --
Contract charges                          (1)           (24)         --          --           (4)          (3)
Contract terminations:
   Surrender benefits                     --        (21,462)         --          --           --           --
   Death benefits                         --             --          --          --           --           --
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions              682,055      1,230,661      88,986      62,386      199,283      130,391
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           --             --          --          --           --           --
---------------------------------------------------------------------------------------------------------------
Net assets at end of year          $ 675,801    $ 1,216,613    $ 86,969    $ 58,287    $ 208,727    $ 131,882
===============================================================================================================

Accumulation unit activity

Units outstanding at beginning
  of year                                 --             --          --          --           --           --
Contract purchase payments           297,600        472,726      52,011      43,685      193,220      122,565
Net transfers(2)                     400,419        804,488      44,715      21,059       28,891       17,660
Transfers for policy loans                --             --          --          --           --         (584)
Contract charges                          (1)           (26)         --          --           (5)          (3)
Contract terminations:
   Surrender benefits                     --        (22,143)         --          --           --           --
   Death benefits                         --             --          --          --           --           --
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     698,018      1,255,045      96,726      64,744      222,106      139,638
===============================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                              Segregated Asset Subaccounts(1)
                                  ----------------------------------------------------------------------------------------
Period ended December 31, 2000         BC7          BC8          BD7        BD8          CR7         CR8          CM7
Operations

Investment income (loss) -- net    $      40    $      99    $  3,914   $   2,691    $  5,384    $   7,199    $    19,969
Net realized gain (loss) on
  investments                             (6)         (10)        530          --      (6,307)      (1,413)             3
Net change in unrealized
  appreciation or depreciation
  of investments                      (5,803)      (4,467)      7,135       4,505      (3,398)     (32,140)            73
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                          (5,769)      (4,378)     11,579       7,196      (4,321)     (26,354)        20,045
==========================================================================================================================

Contract transactions

Contract purchase payments           235,766      135,188     587,073     377,363      56,476      116,326      4,953,601
Net transfers(2)                      11,340       14,500      13,682     113,900       4,549        6,203       (776,854)
Transfers for policy loans                --           --          --      (9,995)         --           --             --
Contract terminations:
   Surrender benefits                     --           --          --      (2,185)         --           --           (700)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions              247,106      149,688     600,755     479,083      61,025      122,529      4,176,047
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           --           --          --          --          --           --             --
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $ 241,337    $ 145,310    $612,334   $ 486,279    $ 56,704    $  96,175    $ 4,196,092
==========================================================================================================================

Accumulation unit activity

Units outstanding at beginning
  of year                                 --           --          --          --          --           --             --
Contract purchase payments           255,815      145,822     586,087     375,330      59,269      122,633      4,926,328
Net transfers(2)                      12,331       15,553      13,835     112,401       5,446      (12,925)      (772,781)
Transfers for policy loans                --           --          --      (9,804)         --           --             --
Contract terminations:
   Surrender benefits                     --           --          --      (2,138)         --           --           (694)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     268,146      161,375     599,922     475,789      64,715      109,708      4,152,853
==========================================================================================================================

                                      Segregated Asset Subaccounts(1)
                                  --------------------------------------
Period ended December 31, 2000         CM8          DE7         DE8
Operations

Investment income (loss) -- net    $    22,314    $     28    $     (7)
Net realized gain (loss) on
  investments                               23          (6)         --
Net change in unrealized
  appreciation or depreciation
  of investments                            85       3,323         509
------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                            22,422       3,345         502
========================================================================

Contract transactions

Contract purchase payments           4,723,654      79,374      16,107
Net transfers(2)                    (1,032,270)       (423)         --
Transfers for policy loans                  --          --          --
Contract terminations:
   Surrender benefits                       --          --          --
------------------------------------------------------------------------
Increase (decrease) from
  contract transactions              3,691,384      78,951      16,107
------------------------------------------------------------------------
Net assets at beginning of year             --          --          --
------------------------------------------------------------------------
Net assets at end of year          $ 3,713,806    $ 82,296    $ 16,609
========================================================================

Accumulation unit activity

Units outstanding at beginning
  of year                                   --          --          --
Contract purchase payments           4,697,329      82,547      16,684
Net transfers(2)                    (1,023,502)         --          --
Transfers for policy loans                  --          --          --
Contract terminations:
   Surrender benefits                       --          --          --
------------------------------------------------------------------------
Units outstanding at end of year     3,673,827      82,547      16,684
========================================================================

(1) For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                  Segregated Asset Subaccounts(1)
                                  --------------------------------------------------------------------------------------------------
Period ended December 31, 2000
  (continued)                       EM7      EM8       EI7       EI8      FI7       FI8       GB7       GB8        GR7        GR8
Operations
Investment income (loss) -- net  $    (3) $    (4) $  6,369  $  4,737  $  2,480  $  1,825  $     11  $    (5) $   (1,116) $   (470)
Net realized gain (loss) on
  investments                        300    6,742      (681)     (530)      549         1        21      (10)     (1,256)     (498)
Net change in unrealized
  appreciation or depreciation
  of investments                    (275)  (6,966)  (19,243)  (14,728)    5,738     3,484     9,325    5,101    (121,612)  (61,349)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                          22     (228)  (13,555)  (10,521)    8,767     5,310     9,357    5,086    (123,984)  (62,317)
===================================================================================================================================

Contract transactions

Contract purchase payments         8,880    6,744   535,373   350,236   534,862   239,061   167,001   89,287     932,873   504,777
Net transfers(2)                   1,500       --    16,406    92,926   (56,541)   14,500     6,000    5,488     114,572   130,614
Transfers for policy loans            --       --        --        --        --        --        --       --          --        --
Contract terminations:
   Surrender benefits                 --       --        --        --        --        --        --       --      (1,064)     (841)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions           10,380    6,744   551,779   443,162   478,321   253,561   173,001   94,775   1,046,381   634,550
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year       --       --        --        --        --        --        --       --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $10,402  $ 6,516  $538,224  $432,641  $487,088  $258,871  $182,358  $99,861  $  922,397  $572,233
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning
  of year                             --       --        --        --        --        --        --       --          --        --
Contract purchase payments        10,111    7,364   559,659   366,027   529,041   237,301   167,871   89,901    1,063,822  580,887
Net transfers(2)                   1,654       --    17,497    98,611   (55,191)   14,448     6,073    5,412     132,168   161,035
Transfers for policy loans            --       --        --        --        --        --        --       --          --        --
Contract terminations:
   Surrender benefits                 --       --        --        --        --        --        --       --      (1,208)   (1,089)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year  11,765    7,364   577,156   464,638   473,850   251,749   173,944   95,313    1,194,782  740,833
===================================================================================================================================

(1) For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                              Segregated Asset Subaccounts(1)
                                  -----------------------------------------------------------------------------------------
Period ended December 31, 2000
  (continued)                         IE7          IE8          MF7        MF8          ND7         ND8           IV7
Operations

Investment income (loss) -- net    $  22,234    $   2,372    $ 16,106   $   4,269   $   82,142   $   38,674   $       224
Net realized gain (loss) on
  investments                        (21,351)          (2)       (158)         (3)      (8,333)         451           (44)
Net change in unrealized
  appreciation or depreciation
  of investments                      (8,116)      (3,074)    (21,321)     (6,571)    (141,127)     (67,855)       (5,167)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                          (7,233)        (704)     (5,373)     (2,305)     (67,318)     (28,730)       (4,987)
===========================================================================================================================

Contract transactions

Contract purchase payments           292,324       12,538     369,344     122,484    1,585,531      921,215       106,304
Net transfers(2)                         995           --       5,715       2,600      168,452      167,002         3,285
Transfers for policy loans                --           --          --          --           --      (14,763)           --
Contract terminations:
   Surrender benefits                     --           --      (1,725)         --       (1,657)          --          (636)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions              293,319       12,538     373,334     125,084    1,752,326    1,073,454       108,953
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           --           --          --          --           --           --            --
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $ 286,086    $  11,834    $367,961   $ 122,779   $1,685,008   $1,044,724   $   103,966
===========================================================================================================================

Accumulation unit activity

Units outstanding at beginning
  of year                                 --           --          --          --           --           --            --
Contract purchase payments           313,684       13,057     383,042     126,440    1,703,251    1,001,057       110,741
Net transfers(2)                       2,103           --       6,133       2,763      184,009      183,879         3,216
Transfers for policy loans                --           --          --          --           --      (16,534)           --
Contract terminations:
   Surrender benefits                     --           --      (1,778)         --       (1,812)          --          (701)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     315,787       13,057     387,397     129,203    1,885,448    1,168,402       113,256
===========================================================================================================================

                                     Segregated Asset Subaccounts(1)
                                  -------------------------------------
Period ended December 31, 2000
  (continued)                          IV8           SC7        SC8
Operations

Investment income (loss) -- net    $       247    $    449    $  1,421
Net realized gain (loss) on
  investments                              210          (6)         (2)
Net change in unrealized
  appreciation or depreciation
  of investments                        (3,733)      3,158        (151)
-----------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                            (3,276)      3,601       1,268
=======================================================================

Contract transactions

Contract purchase payments              89,003      83,868      60,178
Net transfers(2)                        32,737       7,482          --
Transfers for policy loans                  --          --          --
Contract terminations:
   Surrender benefits                       --          --          --
-----------------------------------------------------------------------
Increase (decrease) from
  contract transactions                121,740      91,350      60,178
-----------------------------------------------------------------------
Net assets at beginning of year             --          --          --
-----------------------------------------------------------------------
Net assets at end of year          $   118,464    $ 94,951    $ 61,446
=======================================================================

Accumulation unit activity

Units outstanding at beginning
  of year                                   --          --          --
Contract purchase payments              94,940      92,083      64,937
Net transfers(2)                        34,064       8,304          --
Transfers for policy loans                  --          --          --
Contract terminations:
   Surrender benefits                       --          --          --
-----------------------------------------------------------------------
Units outstanding at end of year       129,004     100,387      64,937
=======================================================================

(1) For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                  Segregated Asset Subaccounts(1)
                                  -------------------------------------------------------------------------------------------------
Period ended December 31, 2000
 (continued)                              SA7          SA8         7SR       8SR        7RE           8RE        7SI         8SI
Operations

Investment income (loss) -- net        $ 103,184    $  74,450    $    673    $  2    $    (169)   $    (132)  $    (75)   $     (4)
Net realized gain (loss) on
  investments                            (73,473)        (350)        (94)     --            5           --          4          --
Net change in unrealized
  appreciation or depreciation
  of investments                        (104,953)    (114,907)     (1,162)     (4)       9,929       10,363      5,118       1,550
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                             (75,242)     (40,807)       (583)     (2)       9,765       10,231      5,047       1,546
===================================================================================================================================

Contract transactions

Contract purchase payments               548,314      340,480      14,912      54      145,862      108,353     55,899      18,488
Net transfers(2)                          70,039       33,108          (8)     --           --       23,248         --          --
Transfers for policy loans                    --           --          --      --           --           --         --          --
Contract terminations:
   Surrender benefits                       (646)        (820)         --      --           --           --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                  617,707      372,768      14,904      54      145,862      131,601     55,899      18,488
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               --           --          --      --           --           --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $ 542,465    $ 331,961    $ 14,321    $ 52    $ 155,627    $ 141,832   $ 60,946    $ 20,034
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning
  of year                                     --           --          --      --           --           --         --          --
Contract purchase payments               659,296      419,372      15,457      56      150,244      112,791     56,176      18,457
Net transfers(2)                          91,412       40,451          --      --           --       24,067         --          --
Transfers for policy loans                    --           --          --      --           --           --         --          --
Contract terminations:
   Surrender benefits                       (808)      (1,133)         --      --           --           --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         749,900      458,690      15,457      56      150,244      136,858     56,176      18,457
===================================================================================================================================

(1) For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                              Segregated Asset Subaccounts(1)
                                  --------------------------------------------------------------------------------------------------
Period ended December 31, 2000
  (continued)                         7UE       8UE       7MC     8MC       7GT       8GT      7IG       8IG        7IP        7MG
Operations

Investment income (loss) -- net   $  1,770  $  2,447  $  4,678  $ 1,251  $    877  $    806  $    372  $    589  $   143   $   (708)
Net realized gain (loss) on
  investments                           --       152         1        3      (484)      (58)     (479)      (70)      --     (2,856)
Net change in unrealized
  appreciation or depreciation
  of investments                    (9,407)  (11,376)    7,745    2,712   (34,612)  (28,351)  (37,831)  (22,810)     287    (31,573)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        (7,637)   (8,777)   12,424    3,966   (34,219)  (27,603)  (37,938)  (22,291)     430    (35,137)
====================================================================================================================================

Contract transactions

Contract purchase payments         158,734   131,214   158,208   20,548   192,979   148,165   476,208   466,553   14,805    505,857
Net transfers(2)                    32,392   118,807     9,148   16,250    25,148    35,044   117,408    29,553      452    125,171
Transfers for policy loans              --        --        --       --        --        --        --    (4,975)      --         --
Contract terminations:
   Surrender benefits                   --        --        --       --      (180)     (773)       --        --       --         --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions            191,126   250,021   167,356   36,798   217,947   182,436   593,616   491,131   15,257    631,028
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year         --        --        --       --        --        --        --        --       --         --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year         $183,489  $241,244  $179,780  $40,764  $183,728  $154,833  $555,678  $468,840  $15,687   $595,891
====================================================================================================================================

Accumulation unit activity

Units outstanding at beginning
  of year                               --         --       --       --        --        --        --        --       --         --
Contract purchase payments         168,013    139,116  152,813   20,629   229,134   176,456   512,213   511,973   15,147    547,246
Net transfers(2)                    34,026    126,385    9,002   16,043    31,308    43,825   127,337    32,940      463    137,484
Transfers for policy loans              --         --       --       --        --        --        --    (5,582)      --         --
Contract terminations:
   Surrender benefits                   --         --       --       --      (247)   (1,094)       --        --       --         --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year   202,039    265,501  161,815   36,672   260,195   219,187   639,550   539,331   15,610    684,730
====================================================================================================================================

(1) For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                Segregated Asset Subaccounts(1)
                                  --------------------------------------------------------------------------------------------------
Period ended December 31, 2000
  (continued)                         8MG       7MD        8MD       7VS         8VS        7IT         8IT        7SP         8SP

Operations

Investment income (loss) -- net   $   (538)  $   (490) $   (292) $   (1,023) $   (474)  $   (274)   $   (127)   $    (94)   $   (63)
Net realized gain (loss) on
  investments                            1       (147)      298      (3,876)        1       (705)     (2,037)         (1)        23
Net change in unrealized
  appreciation or depreciation
  of investments                   (25,559)     8,736     4,849     (61,803)  (39,645)   (17,369)     (8,655)      5,604      3,794
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                       (26,096)     8,099     4,855     (66,702)  (40,118)   (18,348)    (10,819)      5,509      3,754
===================================================================================================================================

Contract transactions

Contract purchase payments         596,198    426,351   318,200     843,052   568,722    175,510     135,629     103,245     74,969
Net transfers(2)                    34,825     39,722   113,979     143,463    78,016     24,185      28,664      22,069      1,067
Transfers for policy loans              --         --    (5,049)         --        --         --          --          --         --
Contract terminations:
   Surrender benefits                   --         --        --        (847)       --         --        (877)         --     (1,108)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions            631,023    466,073   427,130     985,668   646,738    199,695     163,416     125,314     74,928
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year         --         --        --          --        --         --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year         $604,927   $474,172  $431,985  $  918,966  $606,620   $181,347    $152,597    $130,823    $78,682
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning
  of year                               --         --        --          --        --         --          --          --         --
Contract purchase payments         657,205    483,017   355,539     986,591   671,079    197,012     160,794     105,145     76,603
Net transfers(2)                    37,566     43,546   129,882     176,806    95,757     28,471      29,937      22,511      1,098
Transfers for policy loans              --         --    (5,932)         --        --         --          --          --         --
Contract terminations:
   Surrender benefits                   --         --        --      (1,005)       --         --      (1,090)         --       (962)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year   694,771    526,563   479,489   1,162,392   766,836    225,483     189,641     127,656     76,739
===================================================================================================================================

(1) For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Notes to Financial Statements

1. ORGANIZATION

IDS Life of New York Variable Annuity Account (the Account) was established on April 17, 1996 under New York law as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Oct. 8, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers.

Subaccount           Invests exclusively in shares of                            Investment Manager
----------------------------------------------------------------------------------------------------------------------------------
BC7                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund        IDS Life Insurance Company(1)
BC8

BD7                  AXP(R) Variable Portfolio - Bond Fund                       IDS Life Insurance Company(1)
BD8

CR7                  AXP(R) Variable Portfolio - Capital Resource Fund           IDS Life Insurance Company(1)
CR8

CM7                  AXP(R) Variable Portfolio - Cash Management Fund            IDS Life Insurance Company(1)
CM8

DE7                  AXP(R) Variable Portfolio - Diversified Equity Income Fund  IDS Life Insurance Company(1)
DE8

EM7                  AXP(R) Variable Portfolio - Emerging Markets Fund           IDS Life Insurance Company(2)
EM8

ES7                  AXP(R) Variable Portfolio - Equity Select Fund              IDS Life Insurance Company(1)
ES8

EI7                  AXP(R) Variable Portfolio - Extra Income Fund               IDS Life Insurance Company(1)
EI8

FI7                  AXP(R) Variable Portfolio - Federal Income Fund             IDS Life Insurance Company(1)
FI8

GB7                  AXP(R) Variable Portfolio - Global Bond Fund                IDS Life Insurance Company(1)
GB8

GR7                  AXP(R) Variable Portfolio - Growth Fund                     IDS Life Insurance Company(1)
GR8

IE7                  AXP(R) Variable Portfolio - International Fund              IDS Life Insurance Company(2)
IE8

MF7                  AXP(R) Variable Portfolio - Managed Fund                    IDS Life Insurance Company(1)
MF8

ND7                  AXP(R) Variable Portfolio - New Dimensions Fund(R)          IDS Life Insurance Company(1)
ND8

SV7                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund   IDS Life Insurance Company(3)
SV8

IV7                  AXP(R) Variable Portfolio - S&P 500 Index Fund              IDS Life Insurance Company(1)
IV8

SC7                  AXP(R) Variable Portfolio - Small Cap Advantage Fund        IDS Life Insurance Company(4)
SC8

ST7                  AXP(R) Variable Portfolio - Stock Fund                      IDS Life Insurance Company(1)
ST8

SA7                  AXP(R) Variable Portfolio - Strategy Aggressive Fund        IDS Life Insurance Company(1)
SA8


7AC                  AIM V.I. Capital Appreciation Fund, Series II Shares        A I M Advisors, Inc.
8AC

7AD                  AIM V.I. Capital Development Fund, Series II Shares         A I M Advisors, Inc.
8AD


7AB                  Alliance VP AllianceBernstein International Value           Alliance Capital Management, L.P.
                      Portfolio(Class B)
8AB

7AL                  Alliance VP Growth and Income Portfolio (Class B)           Alliance Capital Management, L.P.
8AL

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Subaccount           Invests exclusively in shares of                            Investment Manager
----------------------------------------------------------------------------------------------------------------------------------
7AI                  American Century(R) VP International, Class II              American Century Investment Management, Inc.
8AI

7AV                  American Century(R) VP Value, Class II                      American Century Investment Management, Inc.
8AV

7SR                  Calvert Variable Series, Inc. Social Balanced Portfolio     Calvert Asset Management Company, Inc.(5)
8SR


7CG                  Evergreen VA Capital Growth Fund - Class 2                  Evergreen Investment Management Company, LLC(6)
8CG

7FG                  Fidelity VIP(R) Growth & Income Portfolio Service Class 2   Fidelity Management & Research Company (FMR)(7)
8FG

7FM                  Fidelity VIP(R) Mid Cap Portfolio Service Class 2           Fidelity Management & Research Company (FMR)(7)
8FM

7FO                  Fidelity VIP(R) Overseas Portfolio Service Class 2          Fidelity Management & Research Company (FMR)(8)
8FO


7RE                  FTVIPT Franklin Real Estate Fund - Class 2                  Franklin Advisers, Inc.
8RE

7SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2   Franklin Advisory Services, LLC
8SI                   (previously FTVIPT Franklin Value Securities
                      Fund - Class 2)

7MS                  FTVIPT Mutual Shares Securities Fund - Class 2              Franklin Mutual Advisers, LLC
8MS

7UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                 Goldman Sachs Asset Management
8UE

7MC                  Goldman Sachs VIT Mid Cap Value Fund                        Goldman Sachs Asset Management
8MC

7ID                  Invesco VIF - Dynamics Fund                                 INVESCO Funds Group, Inc.
8ID

7FS                  Invesco VIF - Financial Services Fund                       INVESCO Funds Group, Inc.
8FS

7TC                  Invesco VIF - Technology Fund                               INVESCO Funds Group, Inc.
8TC

7TL                  Invesco VIF - Telecommunications Fund                       INVESCO Funds Group, Inc.
8TL

7GT                  Janus Aspen Series Global Technology Portfolio:             Janus Capital
                      Service Shares
8GT

7IG                  Janus Aspen Series International Growth Portfolio:          Janus Capital
                      Service Shares
8IG

7IP                  Lazard Retirement International Equity Portfolio            Lazard Asset Management
8IP

7MG                  MFS(R) Investors Growth Stock Series - Service Class        MFS Investment Management(R)
8MG

7MD                  MFS(R) New Discovery Series - Service Class                 MFS Investment Management(R)
8MD

7UT                  MFS(R) Utilities Series - Service Class                     MFS Investment Management(R)
8UT


7PE                  Pioneer Equity Income VCT Portfolio - Class II Shares       Pioneer Investment Management, Inc.
8PE

8EU                  Pioneer Europe VCT Portfolio - Class II Shares              Pioneer Investment Management, Inc.


7HS                  Putnam VT Health Sciences Fund - Class IB Shares            Putnam Investment Management, LLC
8HS

7PI                  Putnam VT International Growth Fund - Class IB Shares       Putnam Investment Management, LLC
8PI

7VS                  Putnam VT Vista Fund - Class IB Shares                      Putnam Investment Management, LLC
8VS

7SO                  Strong Opportunity Fund II - Advisor Class                  Strong Capital Management, Inc.
8SO

7IT                  Wanger International Small Cap                              Liberty Wanger Asset Management, L.P.
8IT

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Subaccount           Invests exclusively in shares of                            Investment Manager
----------------------------------------------------------------------------------------------------------------------------------
7SP                  Wanger U.S. Smaller Companies                               Liberty Wanger Asset Management, L.P.
8SP                   (previously Wanger U.S. Small Cap)

7AA                  Wells Fargo VT Asset Allocation Fund                        Wells Fargo Funds Management, LLC(9)
8AA

7WI                  Wells Fargo VT International Equity Fund                    Wells Fargo Funds Management, LLC(9)
8WI

7SG                  Wells Fargo VT Small Cap Growth Fund                        Wells Fargo Funds Management, LLC(9)
8SG

 (1) American Express Financial Corporation (AEFC) is the investment adviser.
 (2) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-adviser.
 (3) AEFC is the investment advisor. Royce & Associates, LLC and EQSF Advisers, Inc. are the sub-advisers.
 (4) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.
 (5) SSgA Funds Management, Inc. and Brown Capital Management are the investment sub-advisers.
 (6) Pilgrim Baxter Value Investors, Inc. is the sub-investment adviser.
 (7) FMR U.K. and FMR Far East are the sub-investment advisers.
 (8) FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and FIIA U.K. are the sub-investment advisers.
 (9) Wells Capital Management Incorporated is the sub-adviser.

The assets of each subaccount of the Account are not chargeable with Liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment in the Funds
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and Liabilities and disclosures of contingent assets and Liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the state. The mortality risk is fully borne by IDS Life of New York and may result in additional amounts being transferred into the variable annuity account by IDS Life of New York to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
IDS Life of New York is taxed as a life insurance company. The Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.75% or 0.95% of the average daily net assets of each subaccount, depending on the contract option selected.

4. CONTRACT CHARGES

IDS Life of New York deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES

IDS Life of New York will use a surrender charge to help it recover certain expenses related to the sale of the annuity. A surrender charge of up to 7% may be deducted for surrenders up to the first seven payment years following a purchase payment, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,093,596 in 2001 and $921,090 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                        PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                        0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                                       0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                           0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                            0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                           1.170% to 1.095%
AXP(R) Variable Portfolio - Equity Select Fund                                              0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                                               0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                             0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                                                0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                     0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                              0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                    0.630% to 0.550%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                                          0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                   1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                              0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                        0.790% to 0.650%
AXP(R) Variable Portfolio - Stock Fund                                                      0.560% to 0.470%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                        0.650% to 0.575%
---------------------------------------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP(R) Variable PortfoliO - International Fund and AXP Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                         PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                         0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                                        0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                            0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                             0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                            0.100% to 0.050%
AXP(R) Variable Portfolio - Equity Select Fund                                               0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                                                0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                              0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                                 0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                      0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                               0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                                     0.040% to 0.020%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                                           0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                               0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                         0.060% to 0.035%
AXP(R) Variable Portfolio - Stock Fund                                                       0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                         0.060% to 0.035%
---------------------------------------------------------------------------------------------------------------

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:

Subaccount           INVESTMENT                                                       SHARES                       NAV
-------------------------------------------------------------------------------------------------------------------------
BC7                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund             75,190                     $ 8.19
BC8                                                                                   59,335                       8.19
-------------------------------------------------------------------------------------------------------------------------
BD7                  AXP(R) Variable Portfolio - Bond Fund                           426,620                      10.47
BD8                                                                                  400,621                      10.47
-------------------------------------------------------------------------------------------------------------------------
CR7                  AXP(R) Variable Portfolio - Capital Resource Fund                10,682                      21.69
CR8                                                                                   11,132                      21.69
-------------------------------------------------------------------------------------------------------------------------
CM7                  AXP(R) Variable Portfolio - Cash Management Fund             14,056,022                       1.00
CM8                                                                               14,557,596                       1.00
-------------------------------------------------------------------------------------------------------------------------
DE7                  AXP(R) Variable Portfolio - Diversified Equity Income Fund      130,071                      10.10
DE8                                                                                  108,536                      10.10
-------------------------------------------------------------------------------------------------------------------------
EM7                  AXP(R) Variable Portfolio - Emerging Markets Fund                12,507                       7.41
EM8                                                                                   11,753                       7.41
-------------------------------------------------------------------------------------------------------------------------
ES7                  AXP(R) Variable Portfolio - Equity Select Fund                   18,007                      10.16
ES8                                                                                    8,453                      10.16
-------------------------------------------------------------------------------------------------------------------------
EI7                  AXP(R) Variable Portfolio - Extra Income Fund                   518,983                       6.57
EI8                                                                                  379,893                       6.57
-------------------------------------------------------------------------------------------------------------------------
FI7                  AXP(R) Variable Portfolio - Federal Income Fund                 423,540                      10.33
FI8                                                                                  285,005                      10.33
-------------------------------------------------------------------------------------------------------------------------
GB7                  AXP(R) Variable Portfolio - Global Bond Fund                    109,618                       9.55
GB8                                                                                   58,014                       9.55
-------------------------------------------------------------------------------------------------------------------------
GR7                  AXP(R) Variable Portfolio - Growth Fund                         229,345                       6.51
GR8                                                                                  177,610                       6.51
-------------------------------------------------------------------------------------------------------------------------
IE7                  AXP(R) Variable Portfolio - International Fund                   35,971                       8.10
IE8                                                                                   14,425                       8.10
-------------------------------------------------------------------------------------------------------------------------
MF7                  AXP(R) Variable Portfolio - Managed Fund                         80,120                      15.42
MF8                                                                                   54,019                      15.42
-------------------------------------------------------------------------------------------------------------------------
ND7                  AXP(R) Variable Portfolio - New Dimensions Fund(R)              406,027                      15.97
ND8                                                                                  323,586                      15.97
-------------------------------------------------------------------------------------------------------------------------
SV7                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund        62,723                      10.72
SV8                                                                                   60,410                      10.72
-------------------------------------------------------------------------------------------------------------------------

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Subaccount           Investment                                                      Shares                        NAV
-------------------------------------------------------------------------------------------------------------------------
IV7                  AXP(R) Variable Portfolio - S&P 500 Index Fund                  191,568                     $ 7.82
IV8                                                                                  224,306                       7.82
-------------------------------------------------------------------------------------------------------------------------
SC7                  AXP(R) Variable Portfolio - Small Cap Advantage Fund             50,169                      10.47
SC8                                                                                   36,893                      10.47
-------------------------------------------------------------------------------------------------------------------------
ST7                  AXP(R) Variable Portfolio - Stock Fund                              217                       9.49
ST8                                                                                    3,701                       9.49
-------------------------------------------------------------------------------------------------------------------------
SA7                  AXP(R) Variable Portfolio - Strategy Aggressive Fund            121,834                       8.34
SA8                                                                                   68,490                       8.34
-------------------------------------------------------------------------------------------------------------------------

7AC                  AIM V.I. Capital Appreciation Fund, Series II Shares              3,163                      21.70
8AC                                                                                    5,139                      21.70
-------------------------------------------------------------------------------------------------------------------------
7AD                  AIM V.I. Capital Development Fund, Series II Shares               5,518                      11.94
8AD                                                                                    5,324                      11.94

-------------------------------------------------------------------------------------------------------------------------
7AB                  Alliance VP AllianceBernstein International Value Portfolio       2,834                       9.87
                     (Class B)
8AB                                                                                    3,803                       9.87
-------------------------------------------------------------------------------------------------------------------------
7AL                  Alliance VP Growth and Income Portfolio (Class B)                31,966                      22.03
8AL                                                                                   13,449                      22.03
-------------------------------------------------------------------------------------------------------------------------
7AI                  American Century(R) VP International, Class II                   21,503                       6.59
8AI                                                                                   16,852                       6.59
-------------------------------------------------------------------------------------------------------------------------
7AV                  American Century(R) VP Value, Class II                          118,022                       7.44
8AV                                                                                  100,163                       7.44
-------------------------------------------------------------------------------------------------------------------------
7SR                  Calvert Variable Series, Inc. Social Balanced Portfolio         140,721                       1.76
8SR                                                                                   60,283                       1.76
-------------------------------------------------------------------------------------------------------------------------

7CG                  Evergreen VA Capital Growth Fund - Class 2                        6,949                      14.03
8CG                                                                                   11,931                      14.03
-------------------------------------------------------------------------------------------------------------------------
7FG                  Fidelity VIP(R) Growth & Income Portfolio Service Class 2        44,515                      13.07
8FG                                                                                   38,386                      13.07
-------------------------------------------------------------------------------------------------------------------------
7FM                  Fidelity VIP(R) Mid Cap Portfolio Service Class 2                28,615                      19.49
8FM                                                                                   31,394                      19.49
-------------------------------------------------------------------------------------------------------------------------
7FO                  Fidelity VIP(R) Overseas Portfolio Service Class 2                6,880                      13.81
8FO                                                                                   10,233                      13.81

-------------------------------------------------------------------------------------------------------------------------
7RE                  FTVIPT Franklin Real Estate Fund - Class 2                       74,763                      17.99
8RE                                                                                   61,824                      17.99
-------------------------------------------------------------------------------------------------------------------------
7SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2        46,066                      10.89
8SI                   (previously FTVIPT Franklin Value Securities
                       Fund - Class 2)                                                39,406                      10.89
-------------------------------------------------------------------------------------------------------------------------
7MS                  FTVIPT Mutual Shares Securities Fund - Class 2                   10,684                      14.03
8MS                                                                                   10,642                      14.03
-------------------------------------------------------------------------------------------------------------------------
7UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                     102,925                      10.94
8UE                                                                                  129,810                      10.94
-------------------------------------------------------------------------------------------------------------------------
7MC                  Goldman Sachs VIT Mid Cap Value Fund                            119,650                      11.29
8MC                                                                                   87,154                      11.29
-------------------------------------------------------------------------------------------------------------------------
7ID                  Invesco VIF - Dynamics Fund                                      15,396                      12.54
8ID                                                                                   12,716                      12.54
-------------------------------------------------------------------------------------------------------------------------
7FS                  Invesco VIF - Financial Services Fund                             6,976                      12.42
8FS                                                                                    9,596                      12.42
-------------------------------------------------------------------------------------------------------------------------
7TC                  Invesco VIF - Technology Fund                                     3,721                      15.37
8TC                                                                                    5,417                      15.37
-------------------------------------------------------------------------------------------------------------------------
7TL                  Invesco VIF - Telecommunications Fund                            10,635                       5.57
8TL                                                                                    2,172                       5.57
-------------------------------------------------------------------------------------------------------------------------
7GT                  Janus Aspen Series Global Technology Portfolio: Service         127,885                       4.08
                      Shares
8GT                                                                                  114,318                       4.08
-------------------------------------------------------------------------------------------------------------------------
7IG                  Janus Aspen Series International Growth Portfolio: Service       88,995                      23.30
                      Shares
8IG                                                                                   70,727                      23.30
-------------------------------------------------------------------------------------------------------------------------
7IP                  Lazard Retirement International Equity Portfolio                 41,445                       9.09
8IP                                                                                   28,881                       9.09
-------------------------------------------------------------------------------------------------------------------------
7MG                  MFS(R) Investors Growth Stock Series - Service Class            223,857                       9.67
8MG                                                                                  154,188                       9.67
-------------------------------------------------------------------------------------------------------------------------

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Subaccount           Investment                                                       Shares                       NAV
-------------------------------------------------------------------------------------------------------------------------
7MD                  MFS(R) New Discovery Series - Service Class                     148,251                     $15.22
8MD                                                                                  153,618                      15.22
-------------------------------------------------------------------------------------------------------------------------
7UT                  MFS(R) Utilities Series - Service Class                          12,248                      15.90
8UT                                                                                    6,284                      15.90
-------------------------------------------------------------------------------------------------------------------------
7PE                  Pioneer Equity Income VCT Portfolio - Class II Shares             2,164                      18.49
8PE                                                                                    1,168                      18.49
-------------------------------------------------------------------------------------------------------------------------
8EU                  Pioneer Europe VCT Portfolio - Class II Shares                      532                       8.29
-------------------------------------------------------------------------------------------------------------------------
7HS                  Putnam VT Health Sciences Fund - Class IB Shares                 18,359                      11.70
8HS                                                                                   14,183                      11.70
-------------------------------------------------------------------------------------------------------------------------
7PI                  Putnam VT International Growth Fund - Class IB Shares            47,557                      12.36
8PI                                                                                   28,337                      12.36
-------------------------------------------------------------------------------------------------------------------------
7VS                  Putnam VT Vista Fund - Class IB Shares                          188,049                      11.34
8VS                                                                                  156,847                      11.34
-------------------------------------------------------------------------------------------------------------------------
7SO                  Strong Opportunity Fund II - Advisor Class                       14,094                      19.39
8SO                                                                                   11,857                      19.39
-------------------------------------------------------------------------------------------------------------------------
7IT                  Wanger International Small Cap                                   43,579                      15.40
8IT                                                                                   34,069                      15.40
-------------------------------------------------------------------------------------------------------------------------
7SP                  Wanger U.S. Smaller Companies                                    62,360                      22.25
8SP                  (previously Wanger U.S. Small Cap)                               43,539                      22.25
-------------------------------------------------------------------------------------------------------------------------
7AA                  Wells Fargo VT Asset Allocation Fund                             54,854                      12.32
8AA                                                                                   98,751                      12.32
-------------------------------------------------------------------------------------------------------------------------
7WI                  Wells Fargo VT International Equity Fund                         11,596                       7.50
8WI                                                                                    7,772                       7.50
-------------------------------------------------------------------------------------------------------------------------
7SG                  Wells Fargo VT Small Cap Growth Fund                             26,589                       7.85
8SG                                                                                   16,800                       7.85
-------------------------------------------------------------------------------------------------------------------------

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:

Subaccount           Investment                                                              Purchases
--------------------------------------------------------------------------------------------------------
BC7                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                  $   626,617
BC8                                                                                            471,221
--------------------------------------------------------------------------------------------------------
BD7                  AXP(R) Variable Portfolio - Bond Fund                                   4,218,601
BD8                                                                                          4,940,174
--------------------------------------------------------------------------------------------------------
CR7                  AXP(R) Variable Portfolio - Capital Resource Fund                         244,913
CR8                                                                                            422,280
--------------------------------------------------------------------------------------------------------
CM7                  AXP(R) Variable Portfolio - Cash Management Fund                       16,635,511
CM8                                                                                         19,165,957
--------------------------------------------------------------------------------------------------------
DE7                  AXP(R) Variable Portfolio - Diversified Equity Income Fund              1,315,121
DE8                                                                                          1,101,953
--------------------------------------------------------------------------------------------------------
EM7                  AXP(R) Variable Portfolio - Emerging Markets Fund                          80,939
EM8                                                                                             84,652
--------------------------------------------------------------------------------------------------------
ES7(1)               AXP(R) Variable Portfolio - Equity Select Fund                            178,126
ES8(1)                                                                                          81,819
--------------------------------------------------------------------------------------------------------
EI7                  AXP(R) Variable Portfolio - Extra Income Fund                           3,248,367
EI8                                                                                          2,398,870
--------------------------------------------------------------------------------------------------------
FI7                  AXP(R) Variable Portfolio - Federal Income Fund                         5,230,640
FI8                                                                                          3,331,346
--------------------------------------------------------------------------------------------------------
GB7                  AXP(R) Variable Portfolio - Global Bond Fund                              887,527
GB8                                                                                            514,685
--------------------------------------------------------------------------------------------------------
GR7                  AXP(R) Variable Portfolio - Growth Fund                                 1,093,353
GR8                                                                                          1,171,850
--------------------------------------------------------------------------------------------------------
IE7                  AXP(R) Variable Portfolio - International Fund                            200,222
IE8                                                                                            146,424
--------------------------------------------------------------------------------------------------------
MF7                  AXP(R) Variable Portfolio - Managed Fund                                1,080,821
MF8                                                                                            808,046
--------------------------------------------------------------------------------------------------------

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Subaccount           Investment                                                             Purchases
--------------------------------------------------------------------------------------------------------
ND7                  AXP(R) Variable Portfolio - New Dimensions Fund(R)                    $ 5,438,068
ND8                                                                                          4,626,956
--------------------------------------------------------------------------------------------------------
SV7(2)               AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 609,340
SV8(2)                                                                                         583,120
--------------------------------------------------------------------------------------------------------
IV7                  AXP(R) Variable Portfolio - S&P 500 Index Fund                          1,524,558
IV8                                                                                          1,738,821
--------------------------------------------------------------------------------------------------------
SC7                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                      440,414
SC8                                                                                            439,826
--------------------------------------------------------------------------------------------------------
ST7(3)               AXP(R) Variable Portfolio - Stock Fund                                      1,986
ST8(3)                                                                                          34,164
--------------------------------------------------------------------------------------------------------
SA7                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                      853,504
SA8                                                                                            503,226
--------------------------------------------------------------------------------------------------------

7AC(3)               AIM V.I. Capital Appreciation Fund, Series II Shares                       69,531
8AC(3)                                                                                         108,952
--------------------------------------------------------------------------------------------------------
7AD(3)               AIM V.I. Capital Development Fund, Series II Shares                        61,285
8AD(3)                                                                                          62,145

--------------------------------------------------------------------------------------------------------
7AB(3)               Alliance VP AllianceBernstein International Value Portfolio (Class B)      26,209
8AB(3)                                                                                          38,895
--------------------------------------------------------------------------------------------------------
7AL(3)               Alliance VP Growth and Income Portfolio (Class B)                         689,981
8AL(3)                                                                                         296,397
--------------------------------------------------------------------------------------------------------
7AI(3)               American Century(R) VP International, Class II                            139,117
8AI(3)                                                                                         109,950
--------------------------------------------------------------------------------------------------------
7AV(3)               American Century(R) VP Value, Class II                                    830,320
8AV(3)                                                                                       1,167,651
--------------------------------------------------------------------------------------------------------
7SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                   275,146
8SR                                                                                            113,544
--------------------------------------------------------------------------------------------------------

7CG(3)               Evergreen VA Capital Growth Fund - Class 2                                100,835
8CG(3)                                                                                         163,110
--------------------------------------------------------------------------------------------------------
7FG(3)               Fidelity VIP(R) Growth & Income Portfolio Service Class 2                 578,507
8FG(3)                                                                                         634,325
--------------------------------------------------------------------------------------------------------
7FM(3)               Fidelity VIP(R) Mid Cap Portfolio Service Class 2                         538,025
8FM(3)                                                                                         580,084
--------------------------------------------------------------------------------------------------------
7FO(3)               Fidelity VIP(R) Overseas Portfolio Service Class 2                         95,548
8FO(3)                                                                                         194,496

--------------------------------------------------------------------------------------------------------
7RE                  FTVIPT Franklin Real Estate Securities Fund - Class 2                   1,178,848
8RE                                                                                            936,300
--------------------------------------------------------------------------------------------------------
7SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 409,109
8SI                   (previously FTVIPT Franklin Value Securities Fund - Class 2)             418,200
--------------------------------------------------------------------------------------------------------
7MS(3)               FTVIPT Mutual Shares Securities Fund - Class 2                            145,903
8MS(3)                                                                                         178,576
--------------------------------------------------------------------------------------------------------
7UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                             1,054,862
8UE                                                                                          1,287,029
--------------------------------------------------------------------------------------------------------
7MC                  Goldman Sachs VIT Mid Cap Value Fund                                    1,315,707
8MC                                                                                            934,950
--------------------------------------------------------------------------------------------------------
7ID(3)               Invesco VIF - Dynamics Fund                                               171,672
8ID(3)                                                                                         146,353
--------------------------------------------------------------------------------------------------------
7FS(3)               Invesco VIF - Financial Services Fund                                      82,614
8FS(3)                                                                                         113,638
--------------------------------------------------------------------------------------------------------
7TC(3)               Invesco VIF - Technology Fund                                              54,310
8TC(3)                                                                                          72,795
--------------------------------------------------------------------------------------------------------
7TL(3)               Invesco VIF - Telecommunications Fund                                      55,267
8TL(3)                                                                                          11,772
--------------------------------------------------------------------------------------------------------
7GT                  Janus Aspen Series Global Technology Portfolio: Service Shares            493,088
8GT                                                                                            452,509
--------------------------------------------------------------------------------------------------------
7IG                  Janus Aspen Series International Growth Portfolio: Service Shares       2,092,166
8IG                                                                                          1,494,964
--------------------------------------------------------------------------------------------------------

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Subaccount           Investment                                                            Purchases
--------------------------------------------------------------------------------------------------------
7IP                  Lazard Retirement International Equity Portfolio                      $   410,559
8IP                                                                                            285,522
--------------------------------------------------------------------------------------------------------
7MG                  MFS(R) Investors Growth Stock Series - Service Class                    1,984,596
8MG                                                                                          1,121,149
--------------------------------------------------------------------------------------------------------
7MD                  MFS(R) New Discovery Series - Service Class                             2,015,691
8MD                                                                                          2,004,398
--------------------------------------------------------------------------------------------------------
7UT(3)               MFS(R) Utilities Series - Service Class                                   198,893
8UT(3)                                                                                          99,742
--------------------------------------------------------------------------------------------------------
7PE(3)               Pioneer Equity Income VCT Portfolio - Class II Shares                      39,598
8PE(3)                                                                                          21,204
--------------------------------------------------------------------------------------------------------
8EU(3)               Pioneer Europe VCT Portfolio - Class II Shares                              4,312
--------------------------------------------------------------------------------------------------------
7HS(3)               Putnam VT Health Sciences Fund - Class IB Shares                          214,896
8HS(3)                                                                                         180,855
--------------------------------------------------------------------------------------------------------
7PI(3)               Putnam VT International Growth Fund - Class IB Shares                     587,169
8PI(3)                                                                                         340,179
--------------------------------------------------------------------------------------------------------
7VS                  Putnam VT Vista Fund - Class IB Shares                                  2,267,661
8VS                                                                                          1,966,301
--------------------------------------------------------------------------------------------------------
7SO(3)               Strong Opportunity Fund II - Advisor Class                                286,328
8SO(3)                                                                                         244,105
--------------------------------------------------------------------------------------------------------
7IT                  Wanger International Small Cap                                            734,052
8IT                                                                                            585,357
--------------------------------------------------------------------------------------------------------
7SP                  Wanger U.S. Smaller Companies                                           1,195,995
8SP                   (previously Wanger U.S. Small Cap)                                       868,403
--------------------------------------------------------------------------------------------------------
7AA(1)               Wells Fargo VT Asset Allocation Fund                                      766,807
8AA(1)                                                                                       1,299,751
--------------------------------------------------------------------------------------------------------
7WI(1)               Wells Fargo VT International Equity Fund                                   88,891
8WI(1)                                                                                          62,362
--------------------------------------------------------------------------------------------------------
7SG(1)               Wells Fargo VT Small Cap Growth Fund                                      212,340
8SG(1)                                                                                         130,970
--------------------------------------------------------------------------------------------------------

(1) Operations commenced on May 1, 2001.
(2) Operations commenced on Aug. 14, 2001.
(3) Operations commenced on Aug. 13, 2001.

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                            BC7       BC8       BD7       BD8       CR7       CR8       CM7        CM8        DE7        DE8
                         ------------------------------------------------------------------------------------------------------
AT Dec. 31, 2000
Accumulation unit value   $  0.90   $  0.90   $  1.02   $  1.02   $  0.88   $  0.88   $   1.01   $   1.01   $   1.00   $  1.00
-------------------------------------------------------------------------------------------------------------------------------
AT Dec. 31, 2001
Accumulation unit value   $  0.74   $  0.75   $  1.09   $  1.09   $  0.71   $  0.71   $   1.04   $   1.04   $   1.01   $  1.01
Units (000s)                  827       653     4,119     3,860       326       339     13,646     14,112      1,303     1,089
Net assets (000s)         $   616   $   487   $ 4,484   $ 4,216   $   232   $   241   $ 14,167   $ 14,687   $  1,313   $ 1,099
-------------------------------------------------------------------------------------------------------------------------------
For the year ended
  Dec. 31, 2001
Investment income(1)         0.76%     0.74%     6.33%     6.33%     0.38%     0.35%      3.28%      3.29%      1.31%     1.41%
Expense ratio(2)             0.95%     0.75%     0.95%     0.75%     0.95%     0.75%      0.95%      0.75%      0.95%     0.75%
Total return(3)            (17.78%)  (16.67%)    6.86%     6.86%   (19.32%)  (19.32%)     2.97%      2.97%      1.00%     1.00%
-------------------------------------------------------------------------------------------------------------------------------

                            EM7       EM8      ES7(4)    ES8(4)     EI7       EI8       FI7         FI8       GB7        GB8
                          -----------------------------------------------------------------------------------------------------
AT Dec. 31, 2000
Accumulation unit value   $  0.88   $  0.88        --        --   $  0.93   $  0.93   $   1.03   $   1.03   $   1.05   $  1.05
-------------------------------------------------------------------------------------------------------------------------------
AT Dec. 31, 2001
Accumulation unit value   $  0.86   $  0.87   $  0.99   $  1.00   $  0.97   $  0.97   $   1.08   $   1.09   $   1.05   $  1.05
Units (000s)                  107       100       184        86     3,548     2,596      4,050      2,737      1,001       529
Net assets (000s)         $    93   $    87   $   183   $    86   $ 3,440   $ 2,517   $  4,387   $  2,972   $  1,054   $   558
-------------------------------------------------------------------------------------------------------------------------------
For the Year ended
  Dec. 31, 2001
Investment income(1)         0.03%     0.02%       --        --     10.81%    10.78%      4.51%      4.49%      4.05%     4.16%
Expense ratio(2)             0.95%     0.75%     0.95%     0.75%     0.95%     0.75%      0.95%      0.75%      0.95%     0.75%
Total return(3)             (2.27%)   (1.14%)   (1.00%)    0.00%     4.30%     4.30%      4.85%      5.83%      0.00%     0.00%
-------------------------------------------------------------------------------------------------------------------------------

                            GR7       GR8       IE7       IE8       MF7       MF8        ND7       ND8       SV7(5)     SV8(5)
                         ------------------------------------------------------------------------------------------------------
AT Dec. 31, 2000
Accumulation unit value   $  0.77   $  0.77   $  0.91   $  0.91   $  0.95   $  0.95   $   0.89   $   0.89         --       --
-------------------------------------------------------------------------------------------------------------------------------
AT Dec. 31, 2001
Accumulation unit value   $  0.53   $  0.53   $  0.64   $  0.64   $  0.84   $  0.84   $   0.74   $   0.74   $   1.07   $  1.07
Units (000s)                2,826     2,185       455       182     1,468       988      8,744      6,990        628       606
Net assets (000s)         $ 1,492   $ 1,157   $   291   $   117   $ 1,235   $   833   $  6,482   $  5,167   $    672   $   649
-------------------------------------------------------------------------------------------------------------------------------
For the Year ended
  Dec. 31, 2001
Investment income(1)           --        --      1.26%     1.31%     2.56%     2.61%      0.28%      0.29%        --        --
Expense ratio(2)             0.95%     0.75%     0.95%     0.75%     0.95%     0.75%      0.95%      0.75%      0.95%     0.75%
Total return(3)            (31.17%)  (31.17%)  (29.67%)  (29.67%)  (11.58%)  (11.58%)   (16.85%)   (16.85%)     7.00%     7.00%
-------------------------------------------------------------------------------------------------------------------------------

                            IV7       IV8       SC7       SC8      ST7(6)    ST8(6)      SA7        SA8      7AC(6)    8AC(6)
                         ------------------------------------------------------------------------------------------------------
AT Dec. 31, 2000
Accumulation unit value   $  0.92   $  0.92   $  0.95   $  0.95        --        --   $   0.72   $   0.72         --        --
-------------------------------------------------------------------------------------------------------------------------------
AT Dec. 31, 2001
Accumulation unit value   $  0.80   $  0.80   $  0.88   $  0.88   $  0.96   $  0.96   $   0.48   $   0.48   $   0.98   $  0.98
Units (000s)                1,886     2,214       599       440         2        36      2,100      1,186         70       114
Net assets (000s)         $ 1,501   $ 1,766   $   525   $   386   $     2   $    35   $  1,010   $    572   $     69   $   112
-------------------------------------------------------------------------------------------------------------------------------
For the Year ended
  Dec. 31, 2001
Investment income(1)         1.00%     1.01%       --        --      0.21%     0.09%      0.22%      0.22%        --        --
Expense ratio(2)             0.95%     0.75%     0.95%     0.75%     0.95%     0.75%      0.95%      0.75%      0.95%     0.75%
Total return(3)            (13.04%)  (13.04%)   (7.37%)   (7.37%)   (4.00%)   (4.00%)   (33.33%)   (33.33%)    (2.00%)   (2.00%)
-------------------------------------------------------------------------------------------------------------------------------

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

                           7AD(6)    8AD(6)    7AB(6)    8AB(6)    7AL(6)    8AL(6)    7AI(6)     8AI(6)     7AV(6)     8AV(6)
                         ------------------------------------------------------------------------------------------------------
AT Dec. 31, 2000
Accumulation unit value        --        --        --        --        --        --         --         --         --        --
-------------------------------------------------------------------------------------------------------------------------------
AT Dec. 31, 2001
Accumulation unit value   $  0.98   $  0.98   $  0.98   $  0.98   $  0.96   $  0.97   $   0.93   $   0.93   $   1.04   $  1.04
Units (000s)                   67        65        29        38       730       307        152        119        848       719
Net assets (000s)         $    66   $    64   $    28   $    38   $   704   $   296   $    142   $    111   $    878   $   745
-------------------------------------------------------------------------------------------------------------------------------
For the Year ended
  Dec. 31, 2001
Investment income(1)           --        --        --        --        --        --         --         --         --        --
Expense ratio(2)             0.95%     0.75%     0.95%     0.75%     0.95%     0.75%      0.95%      0.75%      0.95%     0.75%
Total return(3)             (2.00%)   (2.00%)   (2.00%)   (2.00%)   (4.00%)   (3.00%)    (7.00%)    (7.00%)     4.00%     4.00%
-------------------------------------------------------------------------------------------------------------------------------

                            7SR       8SR      7CG(6)    8CG(6)    7FG(6)    8FG(6)    7FM(6)     8FM(6)     7FO(6)     8FO(6)
                         ------------------------------------------------------------------------------------------------------
AT Dec. 31, 2000
Accumulation unit value   $  0.93   $  0.93        --        --        --        --         --         --         --        --
-------------------------------------------------------------------------------------------------------------------------------
AT Dec. 31, 2001
Accumulation unit value   $  0.86   $  0.86   $  0.95   $  0.95   $  1.00   $  1.00   $   1.04   $   1.04   $   0.95   $  0.95
Units (000s)                  289       124       103       176       583       502        536        588        101       149
Net assets (000s)         $   248   $   106   $    97   $   167   $   582   $   502   $    558   $    612   $     95   $   141
-------------------------------------------------------------------------------------------------------------------------------
For the Year ended
 Dec. 31, 2001
Investment income(1)        11.29%    10.25%       --        --        --        --         --         --         --        --
Expense ratio(2)             0.95%     0.75%     0.95%     0.75%     0.95%     0.75%      0.95%      0.75%      0.95%     0.75%
Total return(3)             (7.53%)   (7.53%)   (5.00%)   (5.00%)    0.00%     0.00%      4.00%      4.00%     (5.00%)   (5.00%)
-------------------------------------------------------------------------------------------------------------------------------

                            7RE       8RE       7SI       8SI      7MS(6)    8MS(6)     7UE        8UE        7MC       8MC
                         ------------------------------------------------------------------------------------------------------
AT Dec. 31, 2000
Accumulation unit value   $  1.04   $  1.04   $  1.08   $  1.09        --        --   $   0.91   $   0.91   $   1.11   $  1.11
-------------------------------------------------------------------------------------------------------------------------------
AT Dec. 31, 2001
Accumulation unit value   $  1.11   $  1.11   $  1.22   $  1.23   $  0.97   $  0.97   $   0.79   $   0.79   $   1.23   $  1.24
Units (000s)                1,215     1,003       410       350       155       155      1,422      1,788      1,096       796
Net assets (000s)         $ 1,345   $ 1,112   $   502   $   429   $   150   $   149   $  1,126   $  1,420   $  1,351   $   984
-------------------------------------------------------------------------------------------------------------------------------
For the Year ended
 Dec. 31, 2001
Investment income(1)         3.69%     3.37%     0.39%     0.32%       --        --       0.71%      0.75%      1.64%     1.94%
Expense ratio(2)             0.95%     0.75%     0.95%     0.75%     0.95%     0.75%      0.95%      0.75%      0.95%     0.75%
Total return(3)              6.73%     6.73%    12.96%    12.84%    (3.00%)   (3.00%)   (13.19%)   (13.19%)    10.81%    11.71%
-------------------------------------------------------------------------------------------------------------------------------

                           7ID(6)    8ID(6)    7FS(6)    8FS(6)    7TC(6)    8TC(6)    7TL(6)     8TL(6)       7GT       8GT
                         ------------------------------------------------------------------------------------------------------
AT Dec. 31, 2000
Accumulation unit value        --        --        --        --        --        --         --         --   $   0.71   $  0.71
-------------------------------------------------------------------------------------------------------------------------------
AT Dec. 31, 2001
Accumulation unit value   $  0.96   $  0.96   $  0.97   $  0.97   $  0.91   $  0.91   $   0.84   $   0.84   $   0.44   $  0.44
Units (000s)                  201       166        90       123        63        92         70         14      1,190     1,061
Net assets (000s)         $   193   $   159   $    87   $   119   $    57   $    83   $     59   $     12   $    522   $   466
-------------------------------------------------------------------------------------------------------------------------------
For the Year ended
 Dec. 31, 2001
Investment income(1)           --        --        --        --        --        --         --         --       0.66%     0.70%
Expense ratio(2)             0.95%     0.75%     0.95%     0.75%     0.95%     0.75%      0.95%      0.75%      0.95%     0.75%
Total return(3)             (4.00%)   (4.00%)   (3.00%)   (3.00%)   (9.00%)   (9.00%)   (16.00%)   (16.00%)   (38.03%)  (38.03%)
-------------------------------------------------------------------------------------------------------------------------------

RAVA Advantage/RAVA Select
  IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

                            7IG       8IG       7IP       8IP       7MG       8MG       7MD         8MD     7UT(6)      8UT(6)
                         ------------------------------------------------------------------------------------------------------
AT Dec. 31, 2000
Accumulation unit value   $  0.87   $  0.87   $  1.01   $  1.00   $  0.87   $  0.87   $   0.90   $   0.90        --         --
-------------------------------------------------------------------------------------------------------------------------------
AT Dec. 31, 2001
Accumulation unit value   $  0.66   $  0.66   $  0.76   $  0.75   $  0.65   $  0.65   $   0.85   $   0.85  $   0.89    $  0.89
Units (000s)                3,147     2,494       498       352     3,342     2,296      2,670      2,760       218        112
Net assets (000s)         $ 2,074   $ 1,648   $   377   $   263   $ 2,165   $ 1,491   $  2,257   $  2,338  $    195    $   100
-------------------------------------------------------------------------------------------------------------------------------
For the Year ended
  Dec. 31, 2001
Investment income(1)         0.79%     0.78%     0.01%     0.01%     0.06%     0.05%        --         --        --        --
Expense ratio(2)             0.95%     0.75%     0.95%     0.75%     0.95%     0.75%      0.95%      0.75%     0.95%      0.75%
Total return(3)            (24.14%)  (24.14%)  (24.75%)  (25.00%)  (25.29%)  (25.29%)    (5.56%)    (5.56%)  (11.00%)   (11.00%)
-------------------------------------------------------------------------------------------------------------------------------

                                      7PE(6)    8PE(6)    8EU(6)    7HS(6)     8HS(6)     7PI(6)     8PI(6)      7VS        8VS
                                    -----------------------------------------------------------------------------------------------
AT Dec. 31, 2000
Accumulation unit value                   --        --        --        --         --          --         --   $   0.79   $  0.79
-----------------------------------------------------------------------------------------------------------------------------------
AT Dec. 31, 2001
Accumulation unit value              $  0.98   $  0.97   $  0.98   $  0.98    $  0.98    $   0.96   $   0.96   $   0.52   $  0.52
Units (000s)                              41        22         5       219        169         612        364      4,095     3,407
Net assets (000s)                    $    40   $    22   $     4   $   215    $   166    $    588   $    350   $  2,132   $ 1,779
-----------------------------------------------------------------------------------------------------------------------------------
For the Year ended
  Dec. 31, 2001
Investment income(1)                    0.40%     0.37%       --        --         --          --         --         --        --
Expense ratio(2)                        0.95%     0.75%     0.75%     0.95%      0.75%       0.95%      0.75%      0.95%     0.75%
Total return(3)                        (2.00%)   (3.00%)   (2.00%)   (2.00%)    (2.00%)     (4.00%)    (4.00%)   (34.18%)  (34.18%)
-----------------------------------------------------------------------------------------------------------------------------------

                                      7SO(6)    8SO(6)      7IT      8IT      7SP      8SP         7AA(4)     8AA(4)      7WI(4)
                                    ---------------------------------------------------------------------------------------------
AT Dec. 31, 2000
Accumulation unit value                   --        --   $  0.80   $  0.80   $  1.02   $   1.03         --         --        --
AT Dec. 31, 2001
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value              $  0.99   $  0.99   $  0.63   $  0.63   $  1.13   $   1.13   $   0.97   $   0.97   $  0.90
Units (000s)                             276       232     1,069       833     1,227        855        698      1,255        97
Net assets (000s)                    $   273   $   230   $   671   $   525   $ 1,388   $    969   $    676   $  1,217   $    87
---------------------------------------------------------------------------------------------------------------------------------
For the Year ended Dec. 31, 2001
Investment income(1)                    0.32%     0.39%       --        --      0.03%      0.03%      0.87%      0.84%     0.02%
Expense ratio(2)                        0.95%     0.75%     0.95%     0.75%     0.95%      0.75%      0.95%      0.75%     0.95%
Total return(3)                        (1.00%)   (1.00%)  (21.25%)  (21.25%)   10.78%      9.71%     (3.00%)    (3.00%)  (10.00%)
---------------------------------------------------------------------------------------------------------------------------------

                                            8WI(4)    7SG(4)    8SG(4)
                                  --------------------------------------
AT Dec. 31, 2000
Accumulation unit value                        --         --       --
------------------------------------------------------------------------
AT Dec. 31, 2001
Accumulation unit value                  $   0.90   $   0.94   $  0.94
Units (000s)                                   65        222       140
Net assets (000s)                        $     58   $    209   $   132
------------------------------------------------------------------------
For the year ended Dec. 31, 2001
Investment income(1)                         0.02%        --        --
Expense ratio(2)                             0.75%      0.95%     0.75%
Total return(3)                            (10.00%)    (6.00%)   (6.00%)
------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4) Operations commenced on May 1, 2001.
(5) Operations commenced on Aug. 14, 2001.
(6) Operations commenced on Aug. 13, 2001.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


ERNST & YOUNG  LLP


Minneapolis, Minnesota
January 28, 2002

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $404,427)                             $       --    $  405,816
      Available-for-sale, at fair value (amortized cost: 2001, $1,030,059; 2000, $554,452)          1,037,153       538,438
   Common stocks                                                                                          179         1,286
   Mortgage loans on real estate                                                                      124,705       144,121
   Policy loans                                                                                        31,273        30,894
                                                                                                       ------        ------
      Total investments                                                                             1,193,310     1,120,555
Cash and cash equivalents                                                                              17,365        39,213
Amounts recoverable from reinsurers                                                                    15,901        10,210
Amounts due from brokers                                                                                   --           877
Accounts receivable                                                                                     2,105         2,249
Premiums due                                                                                              395           344
Accrued investment income                                                                              15,976        18,546
Deferred policy acquisition costs                                                                     155,996       146,036
Other assets                                                                                            4,793           727
Separate account assets                                                                             1,418,527     1,667,031
                                                                                                    ---------     ---------
Total assets                                                                                       $2,824,368    $3,005,788
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $  776,490    $  770,774
      Universal life-type insurance                                                                   164,258       160,301
      Traditional life, disability income and long-term care insurance                                 87,898        76,097
   Policy claims and other policyholders' funds                                                         6,804         2,943
   Amounts due to brokers                                                                              31,487            --
   Deferred income taxes, net                                                                           3,782           516
   Other liabilities                                                                                   18,659        18,591
   Separate account liabilities                                                                     1,418,527     1,667,031
                                                                                                    ---------     ---------
      Total liabilities                                                                             2,507,905     2,696,253
                                                                                                    ---------     ---------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income (loss):
      Net unrealized securities gain (loss)                                                             4,588       (10,324)
   Retained earnings                                                                                  260,875       268,859
                                                                                                      -------       -------
      Total stockholder's equity                                                                      316,463       309,535
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $2,824,368    $3,005,788
                                                                                                   ==========    ==========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of Income

Years ended December 31, (In thousands)                                                 2001            2000          1999
Revenues
Traditional life, disability income and long-term care insurance premiums             $ 20,566       $ 18,196      $ 15,613
Contractholder charges                                                                  27,179         24,101        22,502
Mortality and expense risk fees                                                         16,182         20,449        17,019
Net investment income                                                                   79,172         91,491        95,514
Net realized (losses) gains on investments                                             (26,426)           839         1,386
                                                                                       -------            ---         -----
      Total revenues                                                                   116,673        155,076       152,034
                                                                                       -------        -------       -------

Benefits and Expenses Death and other benefits:
   Traditional life, disability income and long-term care insurance                      6,282          5,510         5,579
   Universal life-type insurance and investment contracts                               11,669          4,724         6,313
Increase in liabilities for future policy benefits for traditional life,
   disability income and long-term care insurance                                        7,776          8,371         6,098
Interest credited on universal life-type insurance and investment contracts             48,064         47,715        50,767
Amortization of deferred policy acquisition costs                                       16,253         14,680        15,283
Other insurance and operating expenses                                                  13,928         11,670        10,429
                                                                                        ------         ------        ------
      Total benefits and expenses                                                      103,972         92,670        94,469
                                                                                       -------         ------        ------
Income before income taxes                                                              12,701         62,406        57,565
Income taxes                                                                             4,685         22,323        19,241
                                                                                         -----         ------        ------
Net income                                                                            $  8,016       $ 40,083      $ 38,324
                                                                                      ========       ========      ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of Stockholder's Equity

                                                                                               Accumulated
                                                                                                  other
                                                                                Additional    comprehensive                Total
                                                                    Capital       paid-in    income (loss),  Retained  stockholder's
For the three years ended December 31, 2001 (In thousands)           stock        capital      net of tax    earnings     equity
Balance, January 1, 1999                                             $2,000      $49,000        $ 11,014      $217,452     $279,466
Comprehensive income:
   Net income                                                            --           --              --        38,324       38,324
   Unrealized holding losses arising during the year, net of
      deferred policy acquisition costs of $737 and income
      taxes of $13,537                                                   --           --         (25,140)           --      (25,140)
   Reclassification adjustment for losses included in net income,
      net of income tax of $452                                          --           --            (840)           --         (840)
                                                                      -----       ------         -------       -------      -------
   Other comprehensive loss                                              --           --         (25,980)           --      (25,980)
                                                                      -----       ------         -------       -------      -------
   Comprehensive income                                                                                                      12,344
Cash dividends                                                           --           --              --       (12,000)     (12,000)
                                                                      -----       ------         -------       -------      -------

Balance, December 31, 1999                                            2,000       49,000         (14,966)      243,776      279,810
Comprehensive income:
   Net income                                                            --           --              --        40,083       40,083
   Unrealized holding gains arising during the year, net of
      deferred policy acquisition costs of ($137) and
      income taxes of ($3,038)                                           --           --           5,641            --        5,641
   Reclassification adjustment for gains included in net income,
      net of income tax of $537                                          --           --            (999)           --         (999)
                                                                      -----       ------         -------       -------      -------
   Other comprehensive income                                            --           --           4,642            --        4,642
                                                                      -----       ------         -------       -------      -------
   Comprehensive income                                                                                                      44,725
Cash dividends                                                           --           --              --       (15,000)     (15,000)
                                                                      -----       ------         -------       -------      -------

Balance, December 31, 2000                                            2,000       49,000         (10,324)      268,859      309,535
Comprehensive income:
   Net income                                                            --           --              --         8,016        8,016
   Cumulative effect of adopting SFAS No 133, net of
      income tax benefit of $486                                         --           --            (903)           --         (903)
   Unrealized holding gains arising during the year, net of
      deferred policy acquisition costs of ($416) and
      income taxes of ($16,188)                                          --           --          30,065            --       30,065
   Reclassification adjustment for losses included in net income,
      net of income tax benefit of $7,673                                --           --         (14,250)           --      (14,250)
                                                                      -----       ------         -------       -------      -------
   Other comprehensive income                                            --           --          14,912            --       14,912
                                                                      -----       ------         -------       -------      -------
   Comprehensive income                                                                                                      22,928
Cash dividends                                                           --           --              --       (16,000)     (16,000)
                                                                      -----       ------         -------       -------      -------
Balance, December 31, 2001                                           $2,000      $49,000       $   4,588      $260,875     $316,463
                                                                     ======      =======       =========      ========     ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999

Cash flows from operating activities
Net income                                                                           $   8,016      $  40,083     $  38,324
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                          (2,781)        (3,556)       (3,063)
      Repayment                                                                          3,167          2,953         2,826
   Change in accrued investment income                                                   2,570           (181)        1,528
   Change in amounts recoverable from reinsurers                                        (5,691)        (3,296)       (2,837)
   Change in premiums due                                                                  (51)          (145)            5
   Change in accounts receivable                                                           144         (1,682)          275
   Change in other assets                                                               (4,203)           133           319
   Change in deferred policy acquisition costs, net                                    (10,376)        (9,944)       (6,015)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                    11,801         11,819         8,368
   Change in policy claims and other policyholder's funds                                3,861            360          (522)
   Deferred income tax (benefit) provision                                              (4,763)         1,898         2,196
   Change in other liabilities                                                              68         (2,844)       (3,513)
   Amortization of premium (accretion of discount), net                                  3,477          1,353        (1,794)
   Net realized losses (gains) on investments                                           26,426           (839)       (1,386)
   Contractholder charges, non-cash                                                    (12,632)        (9,232)       (9,875)
   Other, net                                                                             (599)        (1,826)        1,859
                                                                                          ----         ------         -----
      Net cash provided by operating activities                                         18,434         25,054        26,695
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --         (4,487)           --
   Maturities, sinking fund payments and calls                                              --         31,178        37,852
   Sales                                                                                    --             --           790
Available-for-sale securities:
   Purchases                                                                          (429,487)      (100,905)     (155,690)
   Maturities, sinking fund payments and calls                                         117,961         34,202        50,515
   Sales                                                                               214,426         91,946        89,683
Other investments, excluding policy loans:
   Purchases                                                                              (309)            --        (3,598)
   Sales                                                                                19,223         10,838        16,671
Change in amounts due from brokers                                                         877           (877)           --
Change in amounts due to brokers                                                        31,487             --        (4,507)
                                                                                        ------         ------        ------
   Net cash (used in) provided by investing activities                                 (45,822)        61,895        31,716
                                                                                       -------         ------        ------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                              56,228         51,419        68,978
   Surrenders and death benefits                                                       (81,988)      (137,239)     (159,161)
   Interest credited to account balances                                                48,064         47,715        50,767
Universal life-type insurance policy loans:
   Issuance                                                                             (4,308)        (6,847)       (5,057)
   Repayment                                                                             3,544          4,085         3,186
Cash dividends                                                                         (16,000)       (15,000)      (12,000)
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                   5,540        (55,867)      (53,287)
                                                                                         -----        -------       -------
Net (decrease) increase in cash and cash equivalents                                   (21,848)        31,082         5,124
Cash and cash equivalents at beginning of year                                          39,213          8,131         3,007
                                                                                        ------          -----         -----
Cash and cash equivalents at end of year                                             $  17,365      $  39,213     $   8,131
                                                                                     =========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                                 $   5,408      $  21,427     $  20,670
   Interest on borrowings                                                                   35             80           124

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Notes to Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include mortality and expense risk fees. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Basis of presentation
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 9. Certain prior year's amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual future cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans
Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for deferred annuities are amortized using the interest method. The costs for universal life and variable universal life insurance are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For fixed and variable universal life insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Unlocking adjustments resulted in a net increase in amortization of $2,300 in 2001 and a net decrease in amortization of $1,200 in 2000. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for universal life and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The Company held no derivative positions during 2001 or 2000.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $405,816 and net unrealized losses of $1,389 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $      433       $    35        $    11    $      457
   Corporate bonds and obligations                                       688,952        17,292         12,149       694,095
   Mortgage-backed securities                                            340,674         4,804          2,877       342,601
                                                                         -------         -----          -----       -------
Total fixed maturity securities                                       $1,030,059       $22,131        $15,037    $1,037,153
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $       76       $   103        $    --    $      179
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:
                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $   92,755    $   94,496
Due from one to five years                                 164,837       171,497
Due from five to ten years                                 321,846       323,561
Due in more than ten years                                 109,947       104,998
Mortgage-backed securities                                 340,674       342,601
                                                           -------       -------
Total                                                   $1,030,059    $1,037,153
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                         Gross          Gross
                                                                        Amortized      unrealized     unrealized      Fair
Held-to-maturity                                                          cost            gains         losses        value
Fixed maturities:
   U.S. Government agency obligations                                   $  2,299        $   40         $   25      $  2,314
   Corporate bonds and obligations                                       363,322         8,013          9,667       361,668
   Mortgage-backed securities                                             40,195           263             13        40,445
                                                                          ------           ---             --        ------
Total fixed maturity securities                                         $405,816        $8,316         $9,705      $404,427
                                                                        ========        ======         ======      ========

                                                                                          Gross         Gross
                                                                         Amortized     unrealized    unrealized        Fair
Available-for-sale                                                         cost           gains        losses          value
Fixed maturities:
   U.S. Government agency obligations                                   $  2,053        $  185        $    --      $  2,238
   State and municipal obligations                                           105             2             --           107
   Corporate bonds and obligations                                       373,603         6,447         22,462       357,588
   Mortgage-backed securities                                            178,691         2,396          2,582       178,505
                                                                         -------         -----          -----       -------
Total fixed maturity securities                                         $554,452        $9,030        $25,044      $538,438
                                                                        ========        ======        =======      ========
Common stocks                                                           $  1,571        $   --        $   285      $  1,286
                                                                        ========        ======        =======      ========

At December 31, 2001, bonds carried at $300 were on deposit with the state of New York as required by law.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 87 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $129 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $  374,228      $223,368
Aaa/AA                                                         --         3,000
Aa/AA                                                      17,727        16,084
Aa/A                                                       22,258        26,649
A/A                                                       157,143       147,290
A/BBB                                                      56,340        48,993
Baa/BBB                                                   340,542       338,430
Baa/BB                                                     12,795        17,670
Below investment grade                                     49,026       138,784
                                                           ------       -------
Total                                                  $1,030,059      $960,268
                                                       ==========      ========

At December 31, 2001, approximately 91 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturity securities classified as held-to-maturity were sold with amortized cost of $nil and $790, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $214,426 and gross realized gains and losses of $5,457 and $27,383, respectively. Available-for-sale securities were sold during 2000 with proceeds of $91,946 and gross realized gains and losses of $2,015 and $478, respectively.
Available-for-sale securities were sold during 1999 with proceeds of $89,683 and gross realized gains and losses of $1,917 and $625, respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $7,197 and ($16,299), respectively, with the $23,496 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized loss on available-for-sale securities was a decrease of $7,141. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $40,706.

During 2001, the Company recorded pretax losses of $30,978 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Statements of Income, approximately $24,110 of these losses are included in Net realized (losses) gains on investments and approximately $6,868 are included in Net investment income.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22,031, into a securitization trust. In return, the company received $2,921 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19,110. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $2,921. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 10 percent of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                December 31, 2001        December 31, 2000
                           On balance       Funding    On balance     Funding
Region                        sheet       commitments     sheet     commitments
West North Central          $ 15,978         $--       $ 19,409        $--
East North Central            21,337          --         24,249         --
South Atlantic                22,402          --         27,926         --
Middle Atlantic               14,362          --         16,937         --
Pacific                        6,466          18          6,614         --
Mountain                      30,522          --         34,475         --
New England                    7,354          --          7,564         --
East South Central             7,089          --          7,250         --
                               -----         ---          -----        ---
                             125,510          18        144,424         --
Less reserves for losses         805          --            303         --
                               -----         ---          -----        ---
Total                       $124,705         $18       $144,121        $--
                            ========         ===       ========        ===

                                December 31, 2001         December 31, 2000
                           On balance       Funding    On balance     Funding
Property type                 sheet       commitments     sheet     commitments
Apartments                  $ 40,395         $18       $ 49,180        $--
Department/retail stores      41,102          --         45,917         --
Office buildings              18,754          --         21,144         --
Industrial buildings          14,218          --         16,169         --
Nursing/retirement             4,178          --          4,954         --
Medical buildings              6,863          --          7,060         --
                               -----         ---          -----        ---
                             125,510          18        144,424         --
Less reserves for losses         805          --            303         --
                               -----         ---          -----        ---
Total                       $124,705         $18       $144,121        $--
                            ========         ===       ========        ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $nil. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $nil.

The Company recognized $nil, $nil and $2 of interest income related to impaired mortgage loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                             2001          2000          1999
Balance, January 1                          $303         $1,200        $1,500
Provision for mortgage loan losses           502           (897)         (300)
                                             ---           ----          ----
Balance, December 31                        $805         $  303        $1,200
                                            ====         ======        ======

Sources of investment income and realized (losses) gains on investments
Net investment income for the years ended December 31 is summarized as follows:

                                            2001          2000           1999
Interest on fixed maturities             $69,566        $76,859       $78,342
Interest on mortgage loans                10,682         11,954        12,895
Interest on cash equivalents                  99          1,069           350
Other                                       (999)         2,333         4,764
                                            ----          -----         -----
                                          79,348         92,215        96,351
Less investment expenses                     176            724           837
                                             ---            ---           ---
Total                                    $79,172        $91,491       $95,514
                                         =======        =======       =======

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                            2001           2000          1999
Available-for-sale securities           $(25,925)         $ (57)       $1,086
Mortgage loans on real estate               (501)           896           300
                                            ----            ---           ---
Total                                   $(26,426)          $839        $1,386
                                        ========           ====        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                            2001          2000           1999
Federal income taxes:
Current                                  $ 8,098        $19,245       $16,426
Deferred                                  (4,763)         1,898         2,196
                                          ------          -----         -----
                                           3,335         21,143        18,622
State income taxes-current                 1,350          1,180           619
                                           -----          -----           ---
Income tax expense                       $ 4,685        $22,323       $19,241
                                         =======        =======       =======

Income tax expense (benefit) differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                                  2001                     2000                   1999
                                                           Provision    Rate        Provision    Rate     Provision  Rate
Federal income taxes based on the statutory rate            $4,445      35.0%       $21,842      35.0%    $20,148     35.0%
Tax-excluded interest and dividend income                     (258)     (2.0)          (207)     (0.3)       (509)    (0.9)
State tax, net of federal benefit                              878       6.9            767       1.2         402      0.7
Other, net                                                    (380)     (3.0)           (79)     (0.1)       (800)    (1.4)
                                                              ----      ----            ---      ----        ----     ----
Total income taxes                                          $4,685      36.9%       $22,323      35.8%    $19,241     33.4%
                                                            ======      ====        =======      ====     =======     ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2001, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                          2001           2000
Deferred income tax assets:
   Policy reserves                                      $26,912       $28,469
   Investments                                           10,431         6,395
   Other                                                  4,742         4,738
                                                          -----         -----
Total deferred income tax assets                         42,085        39,602
                                                         ------        ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                     43,393        40,118
   Investments                                            2,474            --
                                                          -----        ------
Total deferred income tax liabilities                    45,867        40,118
                                                         ------        ------
Net deferred income tax liabilities                     $ 3,782       $   516
                                                        =======       =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $151,649 and $166,503 as of December 31, 2001 and 2000, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 was not significant.

5. RELATED PARTY TRANSACTIONS
The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $26, $23 and $27 in 2001, 2000 and 1999, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $48, $106 and $218, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2001, 2000 and 1999 were $nil.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2001, 2000 and 1999, which are calculated on the basis of commission earnings of the individual financial advisors, were $199, $975 and $1,446, respectively. Such costs are included in deferred policy acquisition costs.

The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2001, 2000 and 1999 were $nil, $nil and $96, respectively. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $19,919, $17,108 and $13,042 , for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $2,814 payable to and $907 receivable from, respectively, IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC of $25,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

At December 31, 2001 and 2000, traditional life insurance and universal life-type insurance in force aggregated $6,534,603 and $5,974,025 respectively, of which $675,563 and $332,556 were reinsured at the respective year ends.

In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $nil, $150 and $150 for the years ended December 31, 2001, 2000 and 1999, respectively. Claim recoveries under the terms of this reinsurance agreement were $nil, $1,700 and $nil in 2001, 2000 and 1999, respectively.

Premiums ceded to reinsurers other than IDS Life amounted to $2,608, $3,125 and $2,873 for the years ended December 31, 2001, 2000 and 1999, respectively. Claim recoveries from reinsurers other than IDS Life amounted to $924, $473 and $473 for the years ended December 31, 2001, 2000 and 1999, respectively.

Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $186,119 and $210,666 at December 31, 2001 and 2000, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2001, 2000 and 1999, and an increase in liabilities for future policy benefits of $4,301 related to this agreement for the year ended December 31, 2001. As of December 31, 2000 and 1999, there were decreases in liabilities for future policy benefits of $1,334 and $1,277, respectively.

At December 31, 2001, the Company had $18 of commitments to fund mortgage loans. There were no such commitments at December 31, 2000 (see Note 2).

8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                 2001                         2000
                                                                        Carrying         Fair        Carrying         Fair
Financial Assets                                                          value          value         value          value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  405,816    $  404,427
   Available-for-sale securities                                       1,037,153     1,037,153        538,438       538,438
Common stocks                                                                179           179          1,286         1,286
Mortgage loans on real estate                                            124,705       130,920        144,121       148,119
Cash and cash equivalents                                                 17,365        17,365         39,213        39,213
Separate account assets                                                1,418,527     1,418,527      1,667,031     1,667,031
                                                                       ---------     ---------      ---------     ---------
Financial Liabilities
Future policy benefits for fixed annuities                            $  679,593    $  662,166     $  679,446    $  660,663
Separate account liabilities                                           1,244,282     1,201,652      1,461,266     1,411,203
                                                                       ---------     ---------      ---------     ---------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $91,143 and $85,154 , respectively, and policy loans of $5,754 and $6,174, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $174,245 and $205,765, respectively.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

9. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                          2001          2000          1999
Net income, per accompanying financial statements                                      $ 8,016        $40,083       $38,324
Deferred policy acquisition costs                                                       (9,584)        (9,406)       (6,015)
Adjustments of future policy benefit liabilities                                        (3,064)        (1,657)       (4,615)
Deferred income tax (benefit) expense                                                   (4,763)         1,898         2,196
Provision (reduction) for losses on investments                                         (1,314)           817          (161)
Interest maintenance reserves gain/loss transfer and amortization                        5,797           (126)         (154)
Adjustment to separate account reserves                                                 (3,636)          (408)        5,498
Other, net                                                                                 552            486           766
                                                                                           ---            ---           ---
Statutory-basis net (loss) income                                                      $(7,996)       $31,687       $35,839
                                                                                       =======        =======       =======

                                                                                          2001          2000          1999
Stockholder's equity, per accompanying financial statements                          $ 316,463      $ 309,535     $ 279,810
Deferred policy acquisition costs                                                     (155,996)      (146,035)     (136,229)
Adjustments of future policy benefit liabilities                                         6,165          4,609         2,845
Deferred income tax liabilities (assets)                                                 3,782            516        (3,881)
Asset valuation reserve                                                                (11,195)       (16,421)      (16,164)
Adjustments of separate account liabilities                                             57,677         61,313        61,721
Adjustments of investments to amortized cost                                            (7,094)        17,467        23,440
Premiums due, deferred and in advance                                                    1,383          1,433         1,485
Deferred revenue liability                                                               5,102          4,100         3,021
Reserves for mortgage loan losses                                                          805            304         1,200
Non-admitted assets                                                                     (2,772)        (6,067)         (421)
Interest maintenance reserve                                                             2,515         (3,282)       (3,155)
Other, net                                                                             (12,911)        (8,683)       (5,416)
                                                                                       -------         ------        ------
Statutory-basis capital and surplus                                                  $ 203,924      $ 218,789     $ 208,256
                                                                                     =========      =========     =========

S-6410-20 A (11/02)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the IDS Life of New York Variable Annuity Account for Retirement Advisor Advantage Variable Annuity(SM) including:

     Report of Independent Auditors dated March 22, 2002.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2001. Statements of Operations for the year ended Dec. 31, 2001.
     Statements of Changes in Net Assets for the years ended Dec. 31, 2001 and 2000.
     Notes to Financial Statements.


     The audited financial statements of the IDS Life Insurance Company of New York for Retirement Advisor Advantage Variable Annuity(SM) including:

     Report of Independent Auditors dated Jan. 28, 2002.
     Balance Sheets as of Dec. 31, 2001 and 2000.
     Statements of Income for the years ended Dec. 31, 2001, 2000 and 1999. Statements of Stockholder's Equity for the three years ended Dec. 31, 2001, 2000 and 1999.
     Statements of Cash Flows for the years ended Dec. 31, 2001, 2000 and 1999. Notes to Financial Statements.

(b)      Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6 Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7 Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, is filed electronically herewith.

2        Not applicable.

3.       Not applicable.

4.1      Form of Deferred Annuity Contract filed  electronically  as Exhibit 4.1
         to  Post-Effective   Amendment  No.1  to  Registration   Statement  No.
         333-91691, is incorporated herein by reference.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life of New York dated May 1992, filed electronically as Exhibit 6.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement dated October 7, 1996 between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as
          Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.2 Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit
          8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.3 Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co.
          and Calvert Distributors Inc. and IDS Life Insurance Company of
          New York filed electronically as Exhibit 8.3 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.4 (a) Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.4 (b)   Copy of Amendment dated December 10, 2001 to Participation
          Agreement between IDS Life Insurance Company of New York and
          Credit Suisse Warburg Pincus Trust, Credit Suisse Asset
          Management, Inc. and Credit Suisse Asset Management Securities,
          Inc.  dated October 7, 1996 filed  electronically   as Exhibit
          8.4(b) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company of New York, dated August 13, 2001 filed electronically as Exhibit 8.5 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (c) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(c) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (d) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(d) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (e)   Copy of Amendment No. 2 dated June 29, 2001 to Participation
          Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(e) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (f)   Copy of Amendment No. 2 dated June 29, 2001 to Participation
          Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(f) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (g) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(g) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (h) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(h) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.8       Copy of Participation Agreement between IDS Life Insurance
          Company of New York and INVESCO Variable Investment Funds, Inc,
          and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.8 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.9 (a) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.9 (b) Copy of Amendment to Participation Agreement dated July 27, 2001 by and among Janus Aspen Series and IDS Life Insurance Company of New York dated September 29, 2000 filed electronically as
          Exhibit 8.9(b) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 (a) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as
          Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 (b)  Copy of Amendment dated June 29, 2001 to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company of New York dated September 29, 2000 filed electronically as Exhibit 8.10(b) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August
          13, 2001 filed electronically as Exhibit 8.11 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.12 (a) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.12 (b)  Copy of Amendment 1 dated February 27, 2002 to Participation
          Agreement among Putnam Variable Trust, Putnam Retail Management,
          L.P. and IDS Life Insurance Company of New York dated October 7,
          1996 filed electronically as Exhibit 8.12(b) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.13 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.13 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.14     Copy of Participation Agreement by and among Wanger Advisors
         Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999 filed electronically as
         Exhibit  8.14  to  Registrant's  Post-Effective  Amendment  No.  4  to
         Registration   Statement  No.  333-91691  is  incorporated  herein  by
         reference.

8.15 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company of New York and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.15 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10       Consent of Independent Auditors is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 1 to Registraion Statement No. 333-91691 is incorporated herein by reference.

14.      Not applicable.

15. Power of Attorney to sign this Registration Statement, filed electronically as Exhibit No. 14 to Post-Effective Amendement No. 2 to Registration Statement No. 333-03867, is incorporated herein by reference.

Item 25.


Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                Operating Officer, Consumer Affairs
                                                                                Officer and Claims Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Bloomington, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Lorraine R. Hart                      53643 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       1114 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN  55416

Bruce A. Kohn                         50591 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Stephen M. Lobo                       1769 AXP Financial Center                 Vice President and Treasurer
                                      Minneapolis, MN  55474

Eric L. Marhoun                       50605 AXP Financial Center                Director, General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN 55402

Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Edward J. Muhl                        16 Wolfe Street                           Director
                                      Alexandria, VA  22314

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     90 Hudson Street                          Director
                                      Jersey City, NJ  07302

Teresa J. Rasmussen                   50605 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY  12203

Philip C. Wentzel                     50807 AXP Financial Center                Vice President and Controller
                                      Minneapolis, MN  55474

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency of Wisconsin Inc.              Wisconsin
     American Express Service Corporation                                               Delaware
     American Express Travel Related Services, Inc.                                     New York
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27. Number of Contractowners

         As of Sept. 30, 2002, there were 19,615 non-qualified contract owners and 18,275 qualified contract owners in the IDS Life of New York Variable Annuity Account.

Item 28. Indemnification

         The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.
         Item 29(a) and 29(b)

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                 Position and Offices with
         Business Address*                  Underwriter

         Ruediger Adolf                     Senior Vice President

         Gumer C. Alvero                    Vice President - General
                                            Manager Annuities

         Ward D. Armstrong                  Senior Vice President -
                                            Retirement Services and
                                            Asset Management

         Mark J. Babij                      Vice President - Finance

         John M. Baker                      Vice President - Plan
                                            Sponsor Services

         Dudley Barksdale                   Vice President - Service
                                            Development

         Timothy V. Bechtold                Vice President -
                                            Insurance Products

         Arthur H. Berman                   Senior Vice President - Finance

         Walter S. Berman                   Director, Senior Vice President -
                                            and Chief Financial Officer

         Rob Bohli                          Group Vice President -
         10375 Richmond Avenue #600         South Texas
         Houston, TX  77042

         Walter K. Booker                   Group Vice President -
         Suite 200, 3500 Market             New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                  Group Vice President -
         1333 N. California Blvd.,          Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                 Vice President - Sales
                                            Support

         Kenneth J. Ciak                    Vice President and
         IDS Property Casualty              General Manager - IDS
         1400 Lombardi Avenue               Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                   Vice President - Relationship
                                            Leader Retail Distribution Services

         James M. Cracchiolo                Director, Chairman, President and
                                            Chief Executive Officer

         Colleen Curran                     Vice President and
                                            Assistant General Counsel

         Luz Maria Davis                    Vice President -
                                            Communications

         Arthur E. DeLorenzo                Group Vice President -
         4 Atrium Drive, #100               Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino              Group Vice President -
         Suite 500, 8045 Leesburg           Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                     Group Vice President -
         6000 28th Street South East        Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                   Group Vice President -
         Two Datran Center                  Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                  Vice President - Financial
                                            Planning and Advice

         Gordon M. Fines                    Vice President - Mutual
                                            Fund Equity Investments

         Brenda H. Fraser                   Executive Vice President -
                                            AEFA Products and Corporate
                                            Marketing

         Peter A. Gallus                    Vice President -
                                            Investment
                                            Administration

         Ray S. Goodner                     Vice President - Senior
                                            Portfolio Manger

         Steve Guida                        Vice President -
                                            New Business and Service

         Teresa A. Hanratty                 Senior Vice President -
         Suites 6&7                         Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                   Vice President -
                                            Insurance Investments

         Janis K. Heaney                    Vice President -
                                            Incentive Management

         Brian M. Heath                     Senior Vice President
         Suite 150                          and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                       Group Vice President -
         319 Southbridge Street             Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry               Group Vice President -
         30 Burton Hills Blvd.              Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                    Vice President - Third
                                            Party Distribution

         Claire Huang                       Senior Vice President - Retail
                                            Marketing

         Debra A. Hutchinson                Vice President -
                                            Relationship Leader

         Diana R. Iannarone                 Group Vice President -
         3030 N.W. Expressway               Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                 Group Vice President -
                                            Steel Cities

         James M. Jensen                    Vice President -
                                            Advice and
                                            Retail Distribution
                                            Group, Product,
                                            Compensation and Field
                                            Administration

         Greg R. Johnson                    Vice President - Advisory Planning
                                            Anaylsis

         Jody M. Johnson                    Group Vice President -
                                            Twin Cities Metro

         Nancy E. Jones                     Vice President - Business
                                            Development

         William A. Jones                   Vice President - Technologies

         John C. Junek                      Senior Vice President,
                                            General Counsel

         Ora J. Kaine                       Vice President -
                                            Retail Distribution Services
                                            and Chief of Staff

         Michelle M. Keeley                 Senior Vice President -
                                            Fixed Income

         Raymond G. Kelly                   Group Vice President -
         Suite 250                          North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                    Vice President - Service
                                            Quality

         Mitre Kutanovski                   Group Vice President -
         Suite 680                          Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                     Vice President -
                                            Brokerage and Direct
                                            Services

         Daniel E. Laufenberg               Vice President and Chief
                                            U.S. Economist

         Jane W. Lee                        Vice President - New
                                            Business Development and
                                            Marketing

         Catherine M. Libbe                 Vice President - Marketing
                                            & Product Services

         Stephen M. Lobo                    Vice President - Investment
                                            Risk Management and Treasurer

         Diane D. Lyngstad                  Vice President - Lead Financial
                                            Officer, U.S. Retail Group

         Tom Mahowald                       Vice President and Director of
                                            Equity Research

         Timothy J. Masek                   Vice President and
                                            Director of Fixed Income
                                            Research

         Penny Mazal                        Vice President - Business
                                            Transformation

         Mark T. McGannon                   Vice President and General
                                            Sales Manager - AEFA Products

         Brian J. McGrane                   Vice President - LFO Finance

         Dean O. McGill                     Group Vice President -
         11835 W. Olympic Blvd              Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                  Vice President - Wrap and Trust
                                            Products

         Timothy S. Meehan                  Secretary

         Paula R. Meyer                     Senior Vice President and
                                            General Manager - Mutual Funds

         Barry J. Murphy                    Executive Vice President -
                                            U.S. Retail Group

         Thomas V. Nicolosi                 Group Vice President -
         Suite 220                          New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell               Group Vice President -
                                            Southern New England

         Francois B. Odouard                Vice President - Brokerage

         Michael J. O'Keefe                 Vice President -
                                            Advisory Business Systems

         Carla P. Pavone                    Vice President -
                                            Strategic Products

         Kris Petersen                      Vice President - SPS and
                                            External Products

         John G. Poole                      Group Vice President -
         Westview Place, #200               Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                      Group Vice President -
         One Tower Bridge                   New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                   Vice President and
                                            Assistant General Counsel

         Teresa J. Rasmussen                Vice President and
                                            Assistant General Counsel

         Ralph D. Richardson III            Group Vice President -
         Suite 800                          Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                   Vice President - Senior
                                            Portfolio Manager

         ReBecca K. Roloff                  Senior Vice President -
                                            Field Management and
                                            Financial Advisory
                                            Services

         Stephen W. Roszell                 Senior Vice President -
                                            Institutional

         Maximillian G. Roth                Group Vice President -
         Suite 201 S. IDS Ctr               Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                  Group Vice President -
                                            Western Frontier

         Russell L. Scalfano                Group Vice President -
         Suite 201                          Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                   Vice President - Client Development
                                            and Migration

         Peter B. Schofield                 Vice President - Auditing

         Bridget Sperl                      Senior Vice President -
                                            Client Service

         Paul J. Stanislaw                  Group Vice President -
         Suite 1100                         Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                    Vice President -
                                            Marketing Offer
                                            Development

         David K. Stewart                   Vice President - AEFA Controller

         Lois A. Stilwell                   Group Vice President -
         Suite 433                          Greater Minnesota
         9900 East Bren Rd.                 Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale                 Senior Vice President - Relationship
                                            Leader of Human Resources

         Jeffrey J. Stremcha                Vice President -
                                            Information Resource
                                            Management/ISD

         John T. Sweeney                    Vice President - Lead Financial
                                            Officer, Products

         Timothy N. Tanner                  Vice President - Technologies

         Craig P. Taucher                   Group Vice President -
         Suite 150                          Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                     Group Vice President -
         Suite 425                          Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                Senior Vice President -
                                            Chief Investment Officer

         George F. Tsafaridis               Vice President - Quality &
                                            Service Support

         Janet M. Vandenbark                Group Vice President -
         3951 Westerre Parkway, Suite 250   Virginia
         Richmond, VA 23233

         Peter S. Velardi                   Senior Vice President -
                                            Field Management

         Charles F. Wachendorfer            Group Vice President -
         Suite 100                          Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Andrew O. Washburn                 Vice President -
                                            Mutual Fund Marketing

         Donald F. Weaver                   Group Vice President -
         3500 Market Street,                Eastern Pennsylvania/
         Suite 200                          Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                     Vice President and
                                            Chief Compliance Officer

         William J. Williams                Senior Vice President -
                                            Field Management

         Dianne Wilson                      Vice President - Insurance
                                            Operations

         Michael D. Wolf                    Vice President - Senior
                                            Portfolio Manager

         Michael R. Woodward                Senior Vice President -
         32 Ellicott St                     Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                  Vice President -
                                            Brokerage Marketing

         David L. Yowan                     Vice President and
         40 Wall Street                     Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                   Group Vice President -
         1 Galleria Blvd., Suite 1900       Delta States
         Metairie, LA  70001

* Business address is 70100 AXP Financial Center, Minneapolis, MN unless otherwise noted.


(c)      Name of principal          Net Underwriting            Compensation    Brokerage
         Underwriter                Discount and Commissions    on redemption   Commissions       Compensation
         -----------                ------------------------    --------------  -----------       ------------
         American Express           $2,925,442                  None              None                None
         Financial Advisors Inc.

Item 30. Location of Accounts and Records

         IDS Life Insurance Company of New York
         20 Madison Avenue Extension
         Albany, NY 12203

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 4th day of November, 2002.


         IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT
         (formerly IDS Life of New York Flexible Portfolio Annuity Account) (Registrant)

         By IDS Life Insurance Company of New York
         (Sponsor)

               By /s/ Timothy V. Bechtold*
                      -------------------
                      Timothy V.Bechtold
                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 4th day of November, 2002.

Signature                                     Title

/s/  Gumer C. Alvero*                         Vice President - Annuities
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     President and Chief
------------------------------------          Executive Officer
     Timothy V. Bechtold

/s/  Maureen A. Buckley*                      Vice President, Chief Operating
------------------------------------          Officer, Consumer Affairs
     Maureen A. Buckley                       Officer and Claims Officer

/s/  Rodney P. Burwell*                       Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                          Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                         Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                        Director
------------------------------------
     Jean B. Keffeler

/s/  Eric L. Marhoun*                         General Counsel and
------------------------------------          Secretary
     Eric L. Marhoun

/s/  Thomas R. McBurney*                      Director
------------------------------------
     Thomas R. McBurney

Signature                                     Title

/s/  Edward J. Muhl*                          Director
------------------------------------
     Edward J. Muhl

/s/  Thomas V. Nicolosi*                      Director
------------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                       Director
------------------------------------
     Steven P. Norman

/s/  Richard M. Starr*                        Director
------------------------------------
     Richard M. Starr

/s/  Philip C. Wentzel*                       Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  Michael R. Woodward*                     Director
------------------------------------
     Michael R. Woodward

/s/  David L. Yowan*                          Vice President and Treasurer
------------------------------------
     David L. Yowan

*Signed pursuant to Power of Attorney dated April 25, 2001, filed electronically as Exhibit 14 to Post-Effective Amendment No. 2, by:






     /s/ Mary Ellyn Minenko
         -------------------------
         Mary Ellyn Minenko
         Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 6 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectuses.

Part B.

         Statements of Additional Information.

Part C.

         Other Information.

         The signatures.

Exhibits.